UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – December 31, 2014

Item 1: Reports to Shareholders

Annual Report | December 31, 2014

Vanguard Balanced Index Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	9
Performance Summary.	11
Financial Statements.	13
Your Fund’s After-Tax Returns.	31
About Your Fund’s Expenses.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014

Total
Returns
Vanguard Balanced Index Fund
Investor Shares	9.84%
Admiral™ Shares	9.99
Institutional Shares	10.00
Balanced Composite Index	10.06
Mixed-Asset Target Allocation Growth Funds Average	6.16
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2013, Through December 31, 2014
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$27.52	$29.68	$0.531	$0.000
Admiral Shares	27.52	29.68	0.570	0.000
Institutional Shares	27.52	29.68	0.573	0.000

1

Chairman’s Letter

Dear Shareholder,

As 2014 began, investors weren’t expecting it to be a banner year for the financial markets. Stocks, which had posted gains in the previous five years, faced an assortment of tests. And most experts forecast challenges for bond prices, which declined in 2013.

While stocks––and to a lesser degree bonds––endured periods of volatility, both asset classes finished 2014 in fine shape and with healthy returns. Vanguard Balanced Index Fund mirrored the solid performance for stocks and bonds with a return of about 10% for the 12 months ended December 31, 2014. The outcome was in line with its benchmark index, the Balanced Composite Index, and it exceeded the average return of its peers by almost 4 percentage points.

The Balanced Index Fund’s stocks—which make up about 60% of the portfolio’s assets and track the performance of the entire U.S. stock market as represented by the CRSP US Total Market Index—returned about 13%. The fund’s bond portion—which constitutes about 40% of assets and tracks the broad U.S. taxable bond market as represented by the Barclays U.S. Aggregate Float Adjusted Index—returned about 6%.

The fund’s 30-day SEC yield for Investor Shares as of December 31 was 1.71%. This was down from 1.74% on December 31, 2013, but up from 1.62% on June 30, 2014.

2

Yields for the other share classes were somewhat higher, a result of their lower costs.

Please note that the fund’s Signal Shares were converted to Admiral Shares in October 2014 as part of a year-long plan to streamline Vanguard’s share-class offerings.

U.S. stocks finished strongly for the sixth straight year
U.S. stocks posted gains for the sixth consecutive calendar year. Rising corporate earnings, the growing U.S. economy, and generally accommodative global monetary policies lifted domestic markets even as Europe and China faced economic challenges, tensions flared in the Middle East and Ukraine, and concerns arose over high stock valuations.

Although the Federal Reserve ended its stimulative bond-buying program in October, investors seemed reassured by its stance that it would be “patient” as it decides when to increase short-term interest rates. Other central banks—including the Bank of Japan, the European Central Bank, and the People’s Bank of China—announced significant stimulus measures.

International stocks didn’t fare as well as their U.S. counterparts, returning about –3% in dollar terms. Their performance was hurt as many foreign currencies weakened against the U.S. dollar.

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	13.24%	20.62%	15.64%
Russell 2000 Index (Small-caps)	4.89	19.21	15.55
Russell 3000 Index (Broad U.S. market)	12.56	20.51	15.63
FTSE All-World ex US Index (International)	-3.31	9.41	4.75

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.97%	2.66%	4.45%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.05	4.30	5.16
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.06

CPI
Consumer Price Index	0.76%	1.33%	1.69%

3

Emerging-market stocks rose slightly, while stocks from the developed markets of Europe and the Pacific region retreated.

Defying analysts’ expectations, bond prices rose during the period
Bond prices received a boost from moves by many of the world’s central banks along with global economic, market, and geopolitical challenges that drew investors to perceived safe havens. In an unexpected rebound from the previous year, the broad U.S. bond market returned 5.97% for the period.

Even with the Fed’s paring back of its bond purchases, prices climbed and yields fell. (Bond prices and yields move in opposite directions.) The yield of the 10-year Treasury note ended December at 2.19%, down from 2.97% at the close of December 2013.

Municipal bonds returned 9.05%, benefiting from increased demand and generally limited supply.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%.

As for money market funds and savings accounts, their returns remained minuscule, as the Fed’s target for short-term interest rates remained between 0% and 0.25%.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Balanced Index Fund	0.24%	0.09%	0.08%	0.97%
The fund expense ratios shown are from the prospectus dated March 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the fund’s expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company and captures information through year-end 2013.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

A rally in the health care sector helped drive the fund’s return
Health care, one of the fund’s larger sectors, added most to results. Investors, anticipating a rise in health care spending—thanks to the aging population and the increased number of insured under the Affordable Care Act—remained enthusiastic about the sector despite concerns about the effects of regulation on the managed care industry. Pharmaceutical and biotechnology companies, medical equipment firms, and health care providers all thrived.

Technology stocks also powered returns. Most segments within the sector appreciated, with hardware and semiconductor companies leading the way as demand for the smartphone, mobile technologies, and cloud-based computing grew in the United States and globally. Financials, the fund’s largest sector, was also key to the fund’s strong showing. Low interest rates and the expanding economy pushed up real estate investment trusts (REITs), banks, insurers, and other financial services firms.

Oil and gas stocks were the fund’s only detractors. The entire oil and gas sector has been hurt by the drop in oil prices. With their profits cut, producers have scaled back on the projects that are the lifeblood of service firms, drillers, and equipment providers.

Total Returns
Ten Years Ended December 31, 2014
Average
Annual Return
Balanced Index Fund Investor Shares	6.94%
Balanced Composite Index	7.16
Mixed-Asset Target Allocation Growth Funds Average	5.56
For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

As yields fell, longer-term bonds experienced a robust recovery
Already low by historical standards, bond yields unexpectedly fell even further over the period. The decrease in yields resulted in higher returns for intermediate- and long-term funds. Investors who favored the safety of short-term maturities missed out on opportunities presented by longer-dated bonds.

Treasuries as a whole returned just over 5% for the period, with a jump of about 25% in long-term Treasuries making a very strong contribution.

Government mortgage-backed securities, another large component in the index, returned about 5.6%. There was an uptick in mortgage refinancing. The stronger economy and a better housing market helped more homeowners qualify to take advantage of lower mortgage rates. With interest rates having been low for years, however, prepayment risk was limited, and these securities performed more or less in line with the broad bond market.

Corporate bonds returned more than 7% for the year, even though the spread between their yields and those of

Vanguard’s outlook for investors: Expect less and stay balanced

In Vanguard’s recently published market outlook, global chief economist Joe Davis and his team discuss expected returns for various asset classes over the coming years. Although not bearish, our outlook on global stocks and bonds is the most guarded since 2006. The report cautions that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade ending 2024 are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.6% for the same portfolio since 1926.

Even so, Vanguard firmly believes that the principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remain unchanged.

For more information about our expectations and the probability of various outcomes, see Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2014. Results from the model may vary with each use and over time. For more information, please see page 7.

6

Treasuries widened in the second half. In this segment of the market, too, long-term bonds shone, returning almost 16%.

For ten years, precise index tracking has been a hallmark of your fund
For the decade ended December 31, 2014, the Balanced Index Fund posted an average annual return of 6.94%, in line with its target index and more than 1 percentage point ahead of its peers.

This close index-tracking is a credit to the fund’s advisors, Vanguard Equity Investment and Fixed Income Groups, whose sophisticated portfolio management techniques have helped investors capture nearly all the returns produced by the broad U.S. stock and bond markets. The fund’s low expenses have also helped the advisors build a successful long-term record.

To build for the long term, start with a solid foundation
As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a topic that almost never comes up—and one that I consider extremely important—is setting investment goals.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.
The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.
The Vanguard Capital Markets Model® is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

7

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

All four principles are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio. (You can read more about our principles in Vanguard’s Principles for Investing Success, available at vanguard.com/ research.)

Setting an investment goal doesn’t have to be complicated. It can be as simple as saving for retirement or for a child’s college education. Being realistic about your goals—and how to meet them—can help you stick with your investment plan even when times get tough.

We’ve recently welcomed a new year, which for many means a new beginning. Now is a perfect time to revisit your investment plan and make any necessary adjustments to help you reach your long-term financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 21, 2015

8

Balanced Index Fund

Fund Profile
As of December 31, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBAIX
Expense Ratio[1]	0.24%	0.09%	0.08%
30-Day SEC Yield	1.71%	1.85%	1.87%

Equity and Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,353	3,805
Median Market Cap	$48.7B	$47.9B
Price/Earnings Ratio	20.5x	20.5x
Price/Book Ratio	2.8x	2.8x
Return on Equity	18.1%	17.8%
Earnings Growth
Rate	15.4%	15.2%
Dividend Yield	1.9%	1.9%
Foreign Holdings	0.0%	0.0%
Turnover Rate	53%	—
Short-Term Reserves	2.8%	—

Fixed Income Characteristics

		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	5,802	9,054
Yield to Maturity
(before expenses)	2.2%	2.2%
Average Coupon	3.2%	3.2%
Average Duration	5.7 years	5.7 years
Average Effective
Maturity	7.8 years	7.7 years

Total Fund Volatility Measures
	CRSP US
	Balanced	Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.96
Beta	1.00	0.60
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	2.9%
Exxon Mobil Corp.	Integrated Oil & Gas	1.7
Microsoft Corp.	Software	1.5
Google Inc.	Internet	1.3
Johnson & Johnson	Pharmaceuticals	1.3
Wells Fargo & Co.	Banks	1.3
Berkshire Hathaway Inc.	Reinsurance	1.2
General Electric Co.	Diversified Industrials	1.1
Procter & Gamble Co.	Nondurable
	Household Products	1.1
JPMorgan Chase & Co.	Banks	1.0
Top Ten		14.4%
Top Ten as % of Total Net Assets		8.7%
The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratios shown are from the prospectus dated March 28, 2014, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2014, the expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.08% for Institutional Shares.

9

Balanced Index Fund

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	2.7%	2.8%
Consumer Goods	9.9	9.9
Consumer Services	13.6	13.6
Financials	19.2	19.2
Health Care	13.2	13.2
Industrials	12.6	12.6
Oil & Gas	7.5	7.5
Technology	15.9	15.8
Telecommunications	2.0	2.0
Utilities	3.4	3.4

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	3.1%
Finance	8.2
Foreign	5.7
Government Mortgage-Backed	20.5
Industrial	15.2
Treasury/Agency	44.3
Utilities	2.0
Other	1.0
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed
income portfolio)
U.S. Government	64.3%
Aaa	5.5
Aa	4.0
A	12.9
Baa	13.3
Credit-quality ratings are obtained from Barclays and are generally from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

10

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2004, Through December 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2014
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Balanced Index Fund Investor Shares	9.84%	11.18%	6.94%	$19,568
••••••••	Balanced Composite Index	10.06	11.54	7.16	19,961
	Mixed-Asset Target Allocation Growth
– – – –	Funds Average	6.16	9.61	5.56	17,181
	Spliced Barclays U.S. Aggregate Float
- - - - - -	Adjusted Index	5.85	4.48	4.72	15,867
	Spliced Total Stock Market Index	12.58	15.72	8.11	21,801
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Balanced Index Fund Admiral Shares	9.99%	11.34%	7.07%	$19,802
Balanced Composite Index	10.06	11.54	7.16	19,961
Spliced Barclays U.S. Aggregate Float Adjusted
Index	5.85	4.48	4.72	15,867
Spliced Total Stock Market Index	12.58	15.72	8.11	21,801

See Financial Highlights for dividend and capital gains information.

11

Balanced Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2014
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Balanced Index Fund Institutional Shares	10.00%	11.36%	7.10%	$9,923,614
Balanced Composite Index	10.06	11.54	7.16	9,980,509
Spliced Barclays U.S. Aggregate Float
Adjusted Index	5.85	4.48	4.72	7,933,404

Spliced Total Stock Market Index	12.58	15.72	8.11	10,900,693

Fiscal-Year Total Returns (%): December 31, 2004, Through December 31, 2014

12

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		400,621	1.6%

Consumer Goods
Procter & Gamble Co.	1,766,198	160,883	0.7%
Coca-Cola Co.	2,576,766	108,791	0.4%
PepsiCo Inc.	978,305	92,509	0.4%
Philip Morris International Inc.	1,015,599	82,721	0.3%
Consumer Goods—Other †		1,003,760	4.1%
		1,448,664	5.9%
Consumer Services
Walt Disney Co.	997,539	93,958	0.4%
Wal-Mart Stores Inc.	1,053,684	90,490	0.4%
Home Depot Inc.	861,438	90,425	0.4%
Comcast Corp. Class A	1,492,020	86,552	0.3%
* Amazon.com Inc.	242,072	75,127	0.3%
CVS Health Corp.	749,334	72,168	0.3%
Consumer Services—Other †		1,491,712	6.0%
		2,000,432	8.1%
Financials
Wells Fargo & Co.	3,390,910	185,890	0.7%
* Berkshire Hathaway Inc. Class B	1,086,140	163,084	0.7%
JPMorgan Chase & Co.	2,443,517	152,915	0.6%
Bank of America Corp.	6,705,376	119,959	0.5%
Citigroup Inc.	1,881,238	101,794	0.4%
Visa Inc. Class A	322,388	84,530	0.3%
Financials—Other †		2,012,389	8.2%
		2,820,561	11.4%
Health Care
Johnson & Johnson	1,829,647	191,326	0.8%
Pfizer Inc.	4,118,423	128,289	0.5%
Merck & Co. Inc.	1,863,457	105,826	0.4%

13

Balanced Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* Gilead Sciences Inc.	986,135	92,953	0.4%
Amgen Inc.	496,639	79,110	0.3%
AbbVie Inc.	989,110	64,727	0.3%
Bristol-Myers Squibb Co.	1,083,945	63,985	0.3%
Health Care—Other †		1,219,247	4.9%
		1,945,463	7.9%
Industrials
General Electric Co.	6,564,146	165,876	0.7%
Union Pacific Corp.	581,163	69,234	0.3%
3M Co.	418,903	68,834	0.3%
United Technologies Corp.	566,154	65,108	0.2%
Industrials—Other †		1,485,782	6.0%
		1,854,834	7.5%
Oil & Gas
Exxon Mobil Corp.	2,767,884	255,891	1.0%
Chevron Corp.	1,235,631	138,613	0.6%
Schlumberger Ltd.	841,117	71,840	0.3%
Oil & Gas—Other †		635,473	2.6%
		1,101,817	4.5%
Technology
Apple Inc.	3,833,519	423,144	1.7%
Microsoft Corp.	4,848,170	225,198	0.9%
Intel Corp.	3,160,431	114,692	0.5%
* Facebook Inc. Class A	1,381,024	107,748	0.5%
International Business Machines Corp.	646,910	103,790	0.4%
* Google Inc. Class C	188,560	99,258	0.4%
* Google Inc. Class A	186,200	98,809	0.4%
Oracle Corp.	2,172,392	97,692	0.4%
Cisco Systems Inc.	3,342,490	92,971	0.4%
QUALCOMM Inc.	1,086,733	80,777	0.3%
Technology—Other †		891,098	3.6%
		2,335,177	9.5%
Telecommunications
Verizon Communications Inc.	2,712,487	126,890	0.5%
AT&T Inc.	3,390,429	113,885	0.5%
Telecommunications—Other †		56,251	0.2%
		297,026	1.2%

Utilities †		493,962	2.0%
Total Common Stocks (Cost $6,867,674)		14,698,557	59.6%[1]

14

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.875%	4/30/17	84,125	84,217	0.3%

	United States Treasury Note/Bond	2.750%	11/15/42	68,535	68,503	0.3%
2	United States Treasury
	Note/Bond	0.250%–9.875%	11/15/15–11/15/44	3,659,746	3,804,988	15.4%
					3,957,708	16.0%
Agency Bonds and Notes
3	Federal Home Loan
	Mortgage Corp.	0.500%–6.750%	4/18/16–7/15/32	99,111	102,080	0.4%
3	Federal National
	Mortgage Assn.	0.000%–7.250%	3/15/16–7/15/37	133,665	139,974	0.6%
	Agency Bonds and Notes—Other †				87,222	0.3%
					329,276	1.3%
Conventional Mortgage-Backed Securities
[3,4,5] Fannie Mae Pool		3.000%	12/1/29	84,780	88,224	0.4%
[3,4,5] Fannie Mae Pool		2.000%–9.500%	4/1/15–1/1/45	682,991	729,672	2.9%
[3,4,5] Fannie Mae Pool		4.000%	12/1/44	60,000	64,111	0.3%
[3,4,5] Freddie Mac Gold Pool		2.000%–10.000%	5/1/15–1/1/45	481,144	511,652	2.1%
[4,5]	Ginnie Mae I Pool	3.000%–10.000%	3/15/15–1/1/45	144,630	156,829	0.6%
[4,5]	Ginnie Mae II Pool	3.500%	12/1/44	82,500	86,681	0.4%
[4,5]	Ginnie Mae II Pool	3.500%	1/1/45	74,300	77,969	0.3%
[4,5]	Ginnie Mae II Pool	4.000%	1/1/45	76,450	81,909	0.3%
[4,5]	Ginnie Mae II Pool	4.000%	10/1/44	68,135	73,001	0.3%
[4,5]	Ginnie Mae II Pool	2.500%–7.000%	3/20/18–1/1/45	129,280	139,778	0.6%
					2,009,826	8.2%
Nonconventional Mortgage-Backed Securities
[3,4,6] Fannie Mae Pool		1.467%–6.150%	11/1/33–12/1/43	27,608	28,743	0.1%
[3,4,6] Freddie Mac Non Gold Pool		1.485%–5.809%	11/1/34–11/1/43	7,236	7,583	0.0%
[4,6]	Ginnie Mae II Pool	2.000%–5.000%	7/20/38–12/20/43	12,739	13,268	0.1%
					49,594	0.2%
Total U.S. Government and Agency Obligations (Cost $6,211,828)					6,346,404	25.7%
[7]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $298,486) †					306,841	1.2%
Corporate Bonds
Finance
7	Banking †				536,560	2.2%
	Brokerage †				21,897	0.1%
7	Finance Companies †				58,523	0.2%
	Insurance †				124,001	0.5%
	Other Finance †				875	0.0%
7	Real Estate Investment Trusts †				59,045	0.2%
					800,901	3.2%
Industrial
7	Basic Industry †				129,945	0.5%
7	Capital Goods †				116,162	0.5%
7	Communication †				266,396	1.1%
7	Consumer Cyclical †				164,540	0.7%
7	Consumer Noncyclical †				349,406	1.4%

15

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
	Energy
	XTO Energy Inc.	5.500%–6.250%	8/1/17–6/15/18	800	900	0.0%
7	Energy—Other †				265,827	1.1%
	Other Industrial †				6,530	0.0%
	Technology
	Apple Inc.	0.450%–4.450%	5/3/16–5/6/44	14,075	14,179	0.1%
7	Technology—Other †				122,351	0.5%
	Transportation †				58,543	0.2%
					1,494,779	6.1%
Utilities
7	Electric †				184,350	0.7%
	Natural Gas †				12,984	0.1%
	Other Utility †				3,300	0.0%
					200,634	0.8%
Total Corporate Bonds (Cost $2,387,149)					2,496,314	10.1%
[7]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $548,189) †					559,737	2.3%
Taxable Municipal Bonds (Cost $87,394) †					100,164	0.4%
Temporary Cash Investments
U.S. Government and Agency Obligations
3,[8]	Fannie Mae Discount Notes	0.130%–0.170%	4/27/15–6/17/15	3,000	2,999	0.0%
8	U.S. Government and
	Agency Obligations—Other†				2,299	0.0%
					5,298	0.0%

				Shares
Money Market Fund
[9,10] Vanguard Market Liquidity Fund		0.126%		821,762,437	821,762	3.4%
Total Temporary Cash Investments (Cost $827,060)					827,060	3.4%[1]
[11]Total Investments (Cost $17,227,780)					25,335,077	102.7%
Other Assets and Liabilities
Other Assets					246,834	1.0%
Liabilities[10]					(903,824)	(3.7%)
					(656,990)	(2.7%)
Net Assets					24,678,087	100.0%

16

Balanced Index Fund

At December 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	16,657,033
Overdistributed Net Investment Income	(12,873)
Accumulated Net Realized Losses	(76,530)
Unrealized Appreciation (Depreciation)
Investment Securities	8,107,297
Futures Contracts	3,160
Net Assets	24,678,087

Investor Shares—Net Assets
Applicable to 106,942,966 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,174,154
Net Asset Value Per Share—Investor Shares	$29.68

Admiral Shares—Net Assets
Applicable to 475,463,585 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,111,846
Net Asset Value Per Share—Admiral Shares	$29.68

Institutional Shares—Net Assets
Applicable to 249,039,308 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,392,087
Net Asset Value Per Share—Institutional Shares	$29.68

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.1% and 2.9%, respectively, of net assets.
2 Securities with a value of $110,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2014.
6 Adjustable-rate security.
7 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate value of these securities was $38,962,000, representing 0.2% of net assets.
8 Securities with a value of $5,298,000 have been segregated as initial margin for open futures contracts.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10 Includes $11,565,000 of collateral received for securities on loan.
11 The total value of securities on loan is $10,493,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Dividends[1]	263,166
Interest[2]	216,380
Securities Lending	2,208
Total Income	481,754
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,222
Management and Administrative—Investor Shares	5,988
Management and Administrative—Admiral Shares	7,374
Management and Administrative—Signal Shares	637
Management and Administrative—Institutional Shares	3,374
Marketing and Distribution—Investor Shares	683
Marketing and Distribution—Admiral Shares	1,695
Marketing and Distribution—Signal Shares	417
Marketing and Distribution—Institutional Shares	1,340
Custodian Fees	223
Auditing Fees	43
Shareholders’ Reports—Investor Shares	59
Shareholders’ Reports—Admiral Shares	60
Shareholders’ Reports—Signal Shares	9
Shareholders’ Reports—Institutional Shares	62
Trustees’ Fees and Expenses	18
Total Expenses	24,204
Net Investment Income	457,550
Realized Net Gain (Loss)
Investment Securities Sold	(59,709)
Futures Contracts	7,912
Realized Net Gain (Loss)	(51,797)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,780,796
Futures Contracts	1,896
Change in Unrealized Appreciation (Depreciation)	1,782,692
Net Increase (Decrease) in Net Assets Resulting from Operations	2,188,445
1 Dividends are net of foreign withholding taxes of $46,000.
2 Interest income from an affiliated company of the fund was $770,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	457,550	385,768
Realized Net Gain (Loss)	(51,797)	203,627
Change in Unrealized Appreciation (Depreciation)	1,782,692	2,629,639
Net Increase (Decrease) in Net Assets Resulting from Operations	2,188,445	3,219,034
Distributions
Net Investment Income
Investor Shares	(57,154)	(53,173)
Admiral Shares	(236,289)	(170,536)
Signal Shares	(23,382)	(34,927)
Institutional Shares	(140,353)	(124,065)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(457,178)	(382,701)
Capital Share Transactions
Investor Shares	(34,643)	(304,715)
Admiral Shares	3,544,403	1,043,915
Signal Shares	(2,142,930)	394,464
Institutional Shares	(70,502)	470,802
Net Increase (Decrease) from Capital Share Transactions	1,296,328	1,604,466
Total Increase (Decrease)	3,027,595	4,440,799
Net Assets
Beginning of Period	21,650,492	17,209,693
End of Period[1]	24,678,087	21,650,492
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($12,873,000) and ($13,245,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.52	$23.76	$21.78	$21.38	$19.35
Investment Operations
Net Investment Income	. 531	. 473.486		.482	.477
Net Realized and Unrealized Gain (Loss)
on Investments	2.160	3.754	1.971	.395	2.032
Total from Investment Operations	2.691	4.227	2.457	.877	2.509
Distributions
Dividends from Net Investment Income	(.531)	(.467)	(.477)	(.477)	(.479)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.531)	(.467)	(.477)	(.477)	(.479)
Net Asset Value, End of Period	$29.68	$27.52	$23.76	$21.78	$21.38

Total Return[1]	9.84%	17.91%	11.33%	4.14%	13.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,174	$2,974	$2,844	$1,921	$2,306
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.87%	1.84%	2.13%	2.22%	2.38%
Portfolio Turnover Rate	53%[2]	47%[2]	43%[2]	67%[2]	49%[2]
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 27%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.52	$23.76	$21.78	$21.38	$19.35
Investment Operations
Net Investment Income	. 572.513		.520	.514	.506
Net Realized and Unrealized Gain (Loss)
on Investments	2.158	3.755	1.970	.395	2.032
Total from Investment Operations	2.730	4.268	2.490	. 909	2.538
Distributions
Dividends from Net Investment Income	(.570)	(.508)	(. 510)	(. 509)	(. 508)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.570)	(.508)	(. 510)	(. 509)	(. 508)
Net Asset Value, End of Period	$29.68	$27.52	$23.76	$21.78	$21.38

Total Return[1]	9.99%	18.10%	11.49%	4.29%	13.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,112	$9,688	$7,407	$4,254	$3,840
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.01%	1.99%	2.27%	2.36%	2.52%
Portfolio Turnover Rate	53%[2]	47%[2]	43%[2]	67%[2]	49%[2]
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 27%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Financial Highlights

Signal Shares
	Jan. 1,
	2014, to
	Oct. 24,		Year Ended December 31,
For a Share Outstanding Throughout Each Period	2014[1]	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.23	$23.51	$21.55	$21.15	$19.15
Investment Operations
Net Investment Income	.450	.509	.513	.510	.502
Net Realized and Unrealized Gain (Loss)
on Investments	1.257	3.714	1.952	.394	2.002
Total from Investment Operations	1.707	4.223	2.465	.904	2.504
Distributions
Dividends from Net Investment Income	(.397)	(. 503)	(. 505)	(. 504)	(. 504)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.397)	(. 503)	(. 505)	(. 504)	(. 504)
Net Asset Value, End of Period	$28.54[1]	$27.23	$23.51	$21.55	$21.15

Total Return	6.29%	18.10%	11.49%	4.31%	13.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$2,050	$1,405	$1,104	$627
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.09%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.97%[2]	1.99%	2.27%	2.36%	2.52%
Portfolio Turnover Rate	53%[3]	47%[3]	43%[3]	67%[3]	49%[3]
1 Net asset value as of October 24, 2014, on which date the Signal Shares were converted to Admiral Shares.
2 Annualized.
3 Includes 27%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$27.52	$23.76	$21.78	$21.38	$19.35
Investment Operations
Net Investment Income	. 574.515		.523	.519	.515
Net Realized and Unrealized Gain (Loss)
on Investments	2.159	3.755	1.971	.394	2.032
Total from Investment Operations	2.733	4.270	2.494	.913	2.547
Distributions
Dividends from Net Investment Income	(.573)	(. 510)	(. 514)	(. 513)	(. 517)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.573)	(. 510)	(. 514)	(. 513)	(. 517)
Net Asset Value, End of Period	$29.68	$27.52	$23.76	$21.78	$21.38

Total Return	10.00%	18.11%	11.51%	4.31%	13.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,392	$6,938	$5,554	$4,224	$3,446
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.02%	2.00%	2.29%	2.38%	2.56%
Portfolio Turnover Rate	53%[1]	47%[1]	43%[1]	67%[1]	49%[1]
1 Includes 27%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Prior to October 24, 2014, the fund offered Signal Shares. Effective at the close of business on October 24, 2014, the Signal Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

24

Balanced Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2014, counterparties had deposited in segregated accounts securities with a value of $112,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

25

Balanced Index Fund

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to invest up to 0.40% of its net

26

Balanced Index Fund

assets in Vanguard. At December 31, 2014, the fund had contributed capital of $2,331,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.93% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,697,648	724	185
U.S. Government and Agency Obligations	—	6,346,404	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	306,841	—
Corporate Bonds	—	2,496,314	—
Sovereign Bonds	—	559,737	—
Taxable Municipal Bonds	—	100,164	—
Temporary Cash Investments	821,762	5,298	—
Futures Contracts—Liabilities[1]	(1,350)	—	—
Total	15,518,060	9,815,482	185
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2015	187	95,950	2,874
E-mini S&P 500 Index	March 2015	90	9,236	(152)
E-mini Russell 2000 Index	March 2015	42	5,043	273
E-mini S&P MidCap Index	March 2015	34	4,925	165
				3,160

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

27

Balanced Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Passive foreign investment companies held at December 31, 2014, had unrealized appreciation of $294,000, of which has been distributed and is reflected in the balance of undistributed net investment income.

For tax purposes, at December 31, 2014, the fund had $5,972,000 of ordinary income available for distribution. The fund had available capital losses totaling $71,890,000 to offset future net capital gains. Of this amount, $15,654,000 is subject to expiration on December 31, 2017. Capital losses of $56,236,000 realized beginning in fiscal 2014 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2014, the cost of investment securities for tax purposes was $17,229,554,000. Net unrealized appreciation of investment securities for tax purposes was $8,105,523,000, consisting of unrealized gains of $8,195,671,000 on securities that had risen in value since their purchase and $90,148,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2014, the fund purchased $2,150,179,000 of investment securities and sold $1,376,088,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,228,485,000 and $10,757,664,000, respectively.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	673,944	23,674	650,610	25,327
Issued in Lieu of Cash Distributions	55,415	1,917	51,655	1,983
Redeemed	(764,002)	(26,702)	(1,006,980)	(38,947)
Net Increase (Decrease)—Investor Shares	(34,643)	(1,111)	(304,715)	(11,637)
Admiral Shares
Issued[1]	4,678,524	163,183	1,877,639	72,721
Issued in Lieu of Cash Distributions	221,524	7,642	159,690	6,116
Redeemed	(1,355,645)	(47,367)	(993,414)	(38,563)
Net Increase (Decrease) —Admiral Shares	3,544,403	123,458	1,043,915	40,274

28

Balanced Index Fund

			Year Ended December 31,
		2014		2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	484,304	17,474	989,295	38,895
Issued in Lieu of Cash Distributions	22,438	799	33,658	1,302
Redeemed[1]	(2,649,672)	(93,577)	(628,489)	(24,646)
Net Increase (Decrease)—Signal Shares	(2,142,930)	(75,304)	394,464	15,551
Institutional Shares
Issued	1,037,892	36,307	1,243,387	48,266
Issued in Lieu of Cash Distributions	136,305	4,717	122,453	4,693
Redeemed	(1,244,699)	(44,046)	(895,038)	(34,645)
Net Increase (Decrease) —Institutional Shares	(70,502)	(3,022)	470,802	18,314
1 Admiral Shares Issued and Signal Shares Redeemed include $1,231,690,000 from the conversion of Signal Shares to Admiral Shares during the 2014 fiscal year.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

29

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund: In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2015

Special 2014 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $241,664,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 51.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

30

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares
Periods Ended December 31, 2014

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	9.84%	11.18%	6.94%
Returns After Taxes on Distributions	9.18	10.55	6.21
Returns After Taxes on Distributions and Sale of Fund Shares	5.76	8.71	5.34

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2014	12/31/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,039.13	$1.18
Admiral Shares	1,000.00	1,039.90	0.46
Institutional Shares	1,000.00	1,039.97	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.05	$1.17
Admiral Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

33

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

34

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

35

Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Barclays U.S. Aggregate Float Adjusted Index: Barclays U.S. Aggregate Bond Index through December 31, 2009; Barclays U.S. Aggregate Float Adjusted Index thereafter.

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

36

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022015

Annual Report | December 31, 2014

Vanguard Managed Payout Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Fund Profile.	11
Performance Summary.	12
Financial Statements.	14
Your Fund’s After-Tax Returns.	25
About Your Fund’s Expenses.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2014
Total
Returns
Vanguard Managed Payout Fund	5.83%
Managed Payout Composite Index	6.58
For a benchmark description, see the Glossary.
Managed Payout Composite Index: Derived from data provided by Lipper, a Thomson Reuters Company.

Your Fund’s Performance at a Glance
December 31, 2013, Through December 31, 2014

Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	Return of
	Price	Price	Dividends	Gains	Capital
Vanguard Managed Payout Fund	$18.54	$18.90	$0.535	$0.128	$0.043
The fund pays monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

The capital gains include $0.035 from long-term capital gains and $0.093 from short-term capital gains.

1

Chairman’s Letter

Dear Shareholder,

For the 12 months ended December 31, 2014, Vanguard Managed Payout Fund returned 5.83%, behind its composite benchmark index. The benchmark consists of three primary asset classes: 60% equities (42% U.S. stocks and 18% international stocks), 35% fixed income (28% U.S. bonds and 7% currency-hedged international bonds), and 5% commodities.

As I’ve previously reported, we streamlined Vanguard’s managed-payout offering a year ago. We merged Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund into Vanguard Managed Payout Growth and Distribution Fund. The combined fund, renamed Vanguard Managed Payout Fund, has a target annual distribution rate of 4%.

The fund made monthly payouts to shareholders in accordance with the announced amount of $0.0555 per share. In late December, the fund made an additional distribution; such distributions have been made to help maintain consistent payouts throughout the calendar year and to comply with tax laws. For 2015, the estimated monthly payment is $0.0589 per share, an increase of about 6%.

Portions of the fund’s distributions have been categorized as ordinary income, capital gains, or return of capital to accurately reflect their tax character. The Financial Highlights page provides details.

2

U.S. stocks finished strongly for the sixth straight year
U.S. stocks returned nearly 13% for the 12 months, posting gains for the sixth consecutive calendar year. Rising corporate earnings, the growing U.S. economy, and generally accommodative global monetary policies lifted domestic markets even as Europe, China, and Japan faced economic challenges, tensions flared in the Middle East and Ukraine, and concerns arose over stocks’ high valuations.

Although the Federal Reserve ended its stimulative bond-buying program in October, investors seemed reassured by the Fed’s promise to be “patient” as it decides when to increase short-term interest rates. Other central banks—including the Bank of Japan, the European Central Bank, and the People’s Bank of China—announced significant new stimulus measures.

For U.S. dollar-based investors, international stocks didn’t fare as well as the broad U.S. market. Although many developed European and Pacific markets advanced in local currencies, the weakening of those currencies against the U.S. dollar clipped the returns of stocks (and bonds) when translated into dollars. As a result, the broad international market returned about –3% in dollar terms, with declines in Europe and the Pacific. Emerging markets rose in dollar terms slightly.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2014
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	13.24%	20.62%	15.64%
Russell 2000 Index (Small-caps)	4.89	19.21	15.55
Russell 3000 Index (Broad U.S. market)	12.56	20.51	15.63
FTSE All-World ex US Index (International)	-3.31	9.41	4.75

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.97%	2.66%	4.45%
Barclays Municipal Bond Index (Broad tax-exempt market)	9.05	4.30	5.16
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.06

CPI
Consumer Price Index	0.76%	1.33%	1.69%

3

Defying analysts’ expectations, bond prices rose during the period
Bonds received a boost from moves by many central banks and from various global economic, market, and geopolitical challenges that drew investors to perceived safe havens. In an unexpected rebound from the previous year, the broad U.S. bond market returned 5.97% for the period.

Even with the Fed winding down its bond purchases, prices climbed and yields fell. (Bond prices and yields move in opposite directions.) The yield of the 10-year Treasury note ended December at 2.19%, down from 2.97% at the close of December 2013.

Municipal bonds returned 9.05%, benefiting from increased demand and generally limited supply. Returns for money market funds and savings accounts were minuscule, as the Fed kept its target for short-term interest rates at 0%–0.25%.

The strong dollar also affected international bond returns for U.S. investors. The broad market (as measured by the Barclays Global Aggregate Index ex USD) returned

Vanguard’s outlook for investors: Expect less and stay balanced

In Vanguard’s recently published market outlook, global chief economist Joe Davis and his team discuss expected returns for various asset classes over the coming years. Although not bearish, our outlook on global stocks and bonds is the most guarded since 2006. The report cautions that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

Our simulations indicate that the average annualized returns of a 60% equity/40% bond portfolio for the decade ending 2024 are most likely to be centered in the 3%–5% range after inflation, below the actual average after-inflation return of 5.6% for the same portfolio since 1926.

Even so, Vanguard firmly believes that the principles for investing success—focusing on clear goals, a suitable asset allocation, low costs, and long-term discipline—remain unchanged.

For more information about our expectations and the probability of various outcomes, see Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from VCMM, derived from 10,000 simulations for U.S. equity returns and fixed income returns. Simulations as of September 30, 2014. Results from the model may vary with each use and over time. For more information, please see page 7.

4

–3.08% when translated into dollars. However, international bonds returned about 9% after currency hedging, which helps mitigate the effects of movements in foreign exchange rates.

As most investments advanced, commodity prices tumbled
Vanguard Managed Payout Fund currently invests in seven underlying Vanguard funds and has a small stake in commodity-linked investments.

As U.S. stock markets generally kept climbing, your fund’s best performers were its two funds that hold U.S. stocks. Vanguard Total Stock Market Index Fund, which invests only in U.S.-listed companies and constituted about one-quarter of the Managed Payout Fund’s assets during the year, returned 12.43%. Vanguard Global Minimum Volatility Fund, which has nearly half its holdings in U.S.-listed companies, returned 13.74%. (The Global Minimum Volatility Fund, launched in December 2013, seeks to provide worldwide stock exposure with lower volatility than that of the global equity market. As the U.S. dollar gained strength, Vanguard Equity Investment Group’s strategy of reducing volatility by managing the foreign currency exposure associated with the fund’s non-U.S. holdings was beneficial.)

Total Returns
Inception Through December 31, 2014
Average
Annual Return
Managed Payout Fund (Returns since inception: 5/2/2008)	4.86%
Managed Payout Composite Index	3.94
For a benchmark description, see the Glossary.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

5

With bond prices also rising, the two underlying bond funds were the next-best performers. Vanguard Total Bond Market II Index Fund returned 5.93%. Currency-hedged international bonds returned even more, as interest rates fell in many markets: Vanguard Total International Bond Index Fund returned 8.83%.

Vanguard Market Neutral Fund returned 4.26%. Meanwhile, both underlying international stock index funds were disappointing for U.S. investors as foreign currencies weakened. In dollar terms, Vanguard Emerging Markets Stock Index Fund returned 0.42%. Vanguard Total International Stock Index Fund returned –4.24% in dollars; in local currencies, its benchmark, the FTSE Global All Cap ex US Index, returned more than 6%.

As global oil prices tumbled and prices for many other natural resources softened, the fund’s 5% allocation to commodities was its worst-performing investment: The Bloomberg Commodity Index returned –17.04% for the year.

The Managed Payout Fund modestly lagged its benchmark index. In part, this reflects the fund’s roughly 10% allocation to Vanguard Market Neutral Fund—an underlying investment with no counterpart in the composite benchmark. Although it significantly outperformed its U.S. Treasury-bill benchmark, the Market Neutral Fund earned less than some of Managed Payout’s other underlying investments. However, Managed Payout’s reduced stake in Vanguard Total International Stock Index Fund was helpful, as was its approximately 20% allocation to Vanguard Global Minimum Volatility Fund.

For more about the advisor’s strategy during the year, please see the Advisor’s Report that follows this letter.

To help achieve your vision, start with a solid foundation
As the leader of a major investment firm, I get asked a lot of questions on all kinds of topics, from the outlook for global markets to the best fund choices for an IRA. But a topic that almost never comes up—and one that I consider perhaps the most important—is setting investment goals.

At Vanguard, we believe that following four timeless, straightforward principles can help put you on the right track toward investment success:

• Goals. Create clear, appropriate investment goals.

• Balance. Develop a suitable asset allocation using broadly diversified funds.

• Cost. Minimize cost.

• Discipline. Maintain perspective and long-term discipline.

All four principles are essential, and the order in which they’re listed is intentional. Every good investment plan begins with a clearly defined goal, which sets the foundation for building your portfolio. (You can read more about our principles

6

in Vanguard’s Principles for Investing Success, available at vanguard.com/ research.)

Setting an investment goal can be as simple as saving for a child’s college education or generating income in retirement—like many investors in the Managed Payout Fund. Being realistic about your goals, and how to meet them, can help you stick with your investment plan.

We’ve recently welcomed a new year, which for many means a new beginning. Now is a perfect time to revisit your investment plan and make any necessary adjustments to help you reach your financial goals.

Vanguard Managed Payout Fund can play a role, too. This balanced, low-cost, and disciplined option can help provide a stream of income from your assets while still allowing you to participate in growth opportunities—including beyond your lifetime. The fund is still less than ten years old and, as with any fund, there are no guarantees. But with its investment strategy and 4% annual distribution target, we believe it can generate steady payouts that will help keep pace with inflation over time.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 20, 2015

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The Vanguard Capital Markets Model® is a proprietary financial simulation tool developed and maintained by Vanguard’s primary investment research and advice teams. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data from as early as 1960. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

7

Advisor’s Report

For the year ended December 31, 2014, Vanguard Managed Payout Fund returned 5.83%, trailing the 6.58% return of its composite benchmark. However, for the three- and five-year periods through 2014, the fund’s average annual return was more than 1 percentage point higher than that of its benchmark.

Investment objective
Although relative performance is an important measurement, keep in mind that this fund has a dual objective. Not only do we try to outperform the benchmark, but, more important for investors, we also try to produce returns in excess of the fund’s 4% target payout rate plus the rate of inflation. Simply put, if the fund plans a 4% annual distribution rate and inflation is running at a 2% annual rate, then the fund’s objective is to earn a return of at least 6%.

Because a large portion of the Managed Payout Fund’s return is driven by the performance of its underlying U.S. and international stock and bond funds, we recognize there will be many years when it will perform much better or worse than its “spend plus inflation” objective. However, we have positioned the fund to achieve this goal over the long term, to preserve capital while still making periodic distributions.

We believe that, in the long run, markets are generally efficient. However, inefficiencies do exist in the short and intermediate term. This should allow our strategy—which combines quantitative analysis and professional judgment—to achieve superior risk-adjusted results over time. We expect to do so by concentrating on systematic opportunities within and between asset classes and by managing investment risks. We focus intently on risk management because capital markets can produce significant volatility.

Successes and challenges in 2014
One of the best ways to describe 2014 is as the year of U.S. investments. Ranging from U.S. stocks to the dollar itself, they produced superb results, leaving the rest of the world behind. The year was not without challenges, including significant volatility (especially in the second half), considerable U.S. dollar appreciation, and large declines in commodity prices—notably crude oil. It seems that the slump in oil prices, along with concerns about the European economy, has taken a toll on investor confidence.

Both international developed and emerging equity markets underperformed the 12.56% return of the broad U.S. market by more than 10 percentage points (for U.S.-based investors). Although fundamentals partly drove their lag, the largest contributor was U.S. dollar appreciation. As measured by the Bloomberg Dollar Spot Index, the dollar appreciated more than 12% against a basket of ten other leading currencies.

U.S. bonds had a surprisingly strong year, as market uncertainty drove investors back to safer havens. Currency-hedged international bonds also performed well,

8

but foreign currency weakness turned the returns of unhedged international bonds negative when translated into dollars.

Our decision to underweight fixed income was one of the major contributors to the Managed Payout Fund’s return. The basket of long-only-position equities (Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, Vanguard Emerging Markets Stock Index Fund, and Vanguard Global Minimum Volatility Fund) outperformed the fixed income basket in 2014.

Within our long-only equity allocation, we began 2014 with a fundamentally driven strategic tilt toward non-U.S. stocks. (Those make up 30% of the benchmark’s equity allocation but a larger share of our long-only holdings.) In April, we made an additional strategic tilt with a new allocation to Vanguard Emerging Markets Stock Index Fund, adding to the emerging-market exposure we already had through Vanguard Total International Stock Index Fund. In our view, emerging markets had more attractive equity valuations than the United States. Favoring non-U.S. equities helped in the first half of 2014, but these tilts turned into a detractor in the second half. It is important to note that the majority of the deterioration came from the stronger dollar, rather than from a fundamental decline in international and emerging markets.

The Global Minimum Volatility Fund was a significant source of outperformance for us, as lower-volatility stocks outperformed in the more volatile market environment. Also beneficial was Global Minimum Volatility’s currency-hedging strategy, which protected all shareholders—including the Managed Payout Fund—from the slide in foreign currencies.

As we noted in our midyear report, we eliminated real estate investment trusts from Managed Payout’s asset allocation late in 2013, because REITs appeared expensive based on their fundamentals. This detracted from our relative performance last January, because our composite benchmark still included a REIT allocation. (We streamlined the benchmark asset allocations in February.) Overall, REITs ended up as one of the best-performing market sectors, returning a gravity-defying 30% in 2014.

In fixed income, we started the year with an active tilt in U.S. intermediate-term bonds, which produced positive results. By April, in our view, the corporate market had become less attractive, so we eliminated that position. This change was neutral for the year.

Throughout 2014, we were strategically overweighted in currency-hedged international bonds (which constitute 20% of the benchmark’s fixed income allocation). This gave the Managed Payout Fund a minor boost over the benchmark. Because Vanguard Total International Bond Index Fund is hedged for foreign currency exposure, it avoided the adverse effect the stronger U.S. dollar had on unhedged

9

non-U.S. equities. And the Total International Bond Index Fund produced returns well in excess of the Total Bond Market II Index Fund, which holds only U.S. bonds.

Given our assessment of the likelihood that interest rates will rise (and bond prices will fall), the Managed Payout Fund maintains a position in Vanguard Market Neutral Fund, as it may provide an alternative source of return that is uncorrelated with traditional long-only equity and fixed income investments. The Market Neutral Fund, which has both long and short equity positions, returned more than 4% in 2014, well ahead of its benchmark (the Citigroup Three-Month U.S. Treasury Bill Index) but behind the surging bond market. As a result, Market Neutral partly contributed to the Managed Payout Fund’s underperformance.

Not surprisingly, falling commodity prices were one of the largest detractors. As measured by the Bloomberg Commodity Index, this asset class was among the worst performers, losing 17% for the year. Our fund’s 5% allocation to commodity exposure was the same as its benchmark allocation, but it underperformed because of a larger energy weighting.

Positioning for 2015
We do not anticipate that the U.S. equity market will continue decoupling from the world’s equity markets. Non-U.S. markets look more attractive in terms of relative valuation and were quite possibly the best-priced asset category at the end of 2014. But their performance will largely depend on the health of the global economy, especially in the Eurozone and emerging markets.

We are confident that the Managed Payout Fund’s asset allocation is well-positioned for 2015. We remain more optimistic about equities than bonds, and this is reflected in a small strategic tilt toward equities.

We recognize that volatility may be here to stay and, as a result, have allocated a large portion (20%) of the fund to Vanguard Global Minimum Volatility Fund. We do not expect a robust fixed income market, so we will continue to hold Market Neutral until we see yields improve.

It is difficult to predict or control short-term movement of the market, but we believe our decisions will position our investors’ financial resources well over the long term.

Thank you for entrusting us with your investments, and we look forward to a productive 2015.

Portfolio Managers:

John Ameriks, Principal

Michael H. Buek, CFA, Principal

January 20, 2015

10

Managed Payout Fund

Fund Profile
As of December 31, 2014

Total Fund Characteristics

Ticker Symbol	VPGDX
30-Day SEC Yield	1.99%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	25.2%
Vanguard Global Minimum Volatility Fund
Investor Shares	20.4
Vanguard Total International Stock Index
Fund Investor Shares	14.8
Vanguard Total Bond Market II Index Fund
Investor Shares	13.2
Vanguard Market Neutral Fund Investor
Shares	9.8
Vanguard Total International Bond Index
Fund Investor Shares	7.1
Vanguard Emerging Markets Stock Index
Fund Investor Shares	4.8
Commodities	4.7

Total Fund Volatility Measures
	Managed	DJ
	Payout	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.98	0.88
Beta	1.06	0.69
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated March 28, 2014—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Fund invests. For the fiscal year ended December 31, 2014, the fund’s annualized expense figure totals 0.38%, representing the fund’s own annualized expense ratio of 0.01% together with acquired fund fees and expenses of 0.37%. (Approximately 37% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)
11

Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008, Through December 31, 2014
Initial Investment of $25,000

		Average Annual Total Returns
	Periods Ended December 31, 2014
			Since	Final Value
	One	Five	Inception	of a $25,000
	Year	Years	(5/2/2008)	Investment
Managed Payout Fund	5.83%	9.29%	4.86%	$34,289
•••••••• Managed Payout Composite Index	6.58	8.09	3.94	32,337
Dow Jones U.S. Total Stock Market
Float Adjusted Index	12.47	15.72	8.57	43,243
For a benchmark description, see the Glossary.
"Since Inception" performance is calculated from the fund's inception date for both the fund and its comparative standards.

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

See Financial Highlights for dividend and capital gains information.

12

Managed Payout Fund

Fiscal-Year Total Returns (%): May 2, 2008, Through December 31, 2014

For a benchmark description, see the Glossary.

On January 17, 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were merged into Vanguard Managed Payout Growth and Distribution Fund, which was then renamed Vanguard Managed Payout Fund. Returns before the merger reflect the performance of the former Managed Payout Growth and Distribution Fund.

13

Managed Payout Fund

Consolidated Financial Statements

Consolidated Statement of Net Assets
As of December 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (25.3%)
Vanguard Total Stock Market Index Fund Investor Shares	7,690,868	396,695

Global Stock Fund (20.4%)
Vanguard Global Minimum Volatility Fund Investor Shares	28,944,460	319,257

International Stock Funds (19.6%)
Vanguard Total International Stock Index Fund Investor Shares	14,888,228	231,512
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,984,356	75,564
		307,076
U.S. Bond Fund (13.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	19,087,716	206,911

International Bond Fund (7.1%)
Vanguard Total International Bond Index Fund Investor Shares	10,434,755	110,713

Market Neutral Fund (9.8%)
* Vanguard Market Neutral Fund Investor Shares	13,318,661	153,164

Commodities (4.6%)
* PowerShares DB Commodity Index Tracking Fund	3,956,750	73,002
Total Investment Companies (Cost $1,370,119)		1,566,818
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $148)	147,736	148
Total Investments (100.0%) (Cost $1,370,267)		1,566,966
Other Assets and Liabilities (0.0%)
Other Assets		1,604
Liabilities		(2,063)
		(459)
Net Assets (100%)
Applicable to 82,905,662 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,566,507
Net Asset Value Per Share		$18.90

14

Managed Payout Fund

At December 31, 2014, net assets consisted of:

Amount
($000)
Paid-in Capital	1,369,808
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	—
Unrealized Appreciation (Depreciation)	196,699
Net Assets	1,566,507

• See Note A in Notes to Financial Statements.
* Non-income-producing security. For the 12 months ended December 31, 2014, the fund has not paid a dividend.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Fund

Consolidated Statement of Operations

Year Ended
December 31, 2014
($000)
Investment Income
Income
Income Distributions Received	29,487
Interest	26
Other Income	16
Total Income	29,529
Expenses—Note B
Management and Administrative	150
Total Expenses	150
Net Investment Income	29,379
Realized Net Gain (Loss)
Capital Gain Distributions Received	11,629
Investment Securities Sold	8,738
Swap Contracts	4,943
Realized Net Gain (Loss)	25,310
Change in Unrealized Appreciation (Depreciation)
Investment Securities	28,307
Swap Contracts	243
Change in Unrealized Appreciation (Depreciation)	28,550
Net Increase (Decrease) in Net Assets Resulting from Operations	83,239

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Year Ended December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,379	8,675
Realized Net Gain (Loss)	25,310	24,242
Change in Unrealized Appreciation (Depreciation)	28,550	38,989
Net Increase (Decrease) in Net Assets Resulting from Operations	83,239	71,906
Distributions
Net Investment Income	(42,815)	(11,620)
Realized Capital Gain[1]	(10,387)	(25,708)
Return of Capital	(3,432)	(14,976)
Total Distributions	(56,634)	(52,304)
Capital Share Transactions
Issued	353,164	239,835
Issued in Connection with Acquisition
of Vanguard Managed Payout Growth Focus Fund	110,199	—
Issued in Connection with Acquisition
of Vanguard Managed Payout Distribution Focus Fund	746,728	—
Issued in Lieu of Cash Distributions	22,931	38,317
Redeemed	(284,127)	(79,580)
Net Increase (Decrease) from Capital Share Transactions	948,895	198,572
Total Increase (Decrease)	975,500	218,174
Net Assets
Beginning of Period	591,007	372,833
End of Period[2]	1,566,507	591,007
1 Includes fiscal 2014 and 2013 short-term gain distributions totaling $7,476,000 and $4,258,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and ($4,129,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Managed Payout Fund

Consolidated Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.54	$17.62	$16.61	$17.26	$15.92
Investment Operations
Net Investment Income	. 384[1]	.326[1]	.337	.340	.318[1]
Capital Gain Distributions Received	.152[1]	.021[1]	.027	.028	.050[1]
Net Realized and Unrealized Gain (Loss)
on Investments	. 530	2.408	1.437	(.242)	1.733
Total from Investment Operations	1.066	2.755	1.801	.126	2.101
Distributions
Dividends from Net Investment Income	(. 535)	(. 439)	(. 417)	(. 410)	(. 658)
Distributions from Realized Capital Gains	(.128)[2]	(. 871)[3]	—	—	—
Return of Capital	(. 043)	(. 525)	(. 374)	(. 366)	(.103)
Total Distributions	(.706)	(1.835)	(.791)	(.776)	(.761)
Net Asset Value, End of Period	$18.90	$18.54	$17.62	$16.61	$17.26

Total Return	5.83%	15.97%	11.02%	0.69%	13.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,567	$591	$373	$293	$256
Ratio of Total Expenses to Average Net Assets	0.01%	0.03%	0.03%[4]	—	—
Acquired Fund Fees and Expenses	0.37%	0.31%	0.40%	0.39%	0.37%
Ratio of Net Investment Income to
Average Net Assets	1.99%	1.76%	1.96%	1.97%	1.98%
Portfolio Turnover Rate	23%	48%	32%	33%	44%[5]
1 Calculated based on average shares outstanding.
2 Includes $.035 from long-term capital gains and $.093 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes
3 Includes $.710 from long-term capital gains and $.161 from short-term capital gains. Short-term gain distributions are treated as ordinary income for tax purposes.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund (formerly known as Managed Payout Growth and Distribution Fund) is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying Vanguard fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio II (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

The fund liquidated its investment in the subsidiary effective July 2, 2014, and is in the process of structuring a Cayman Islands-domiciled subsidiary. Until the new subsidiary is operational, the fund’s targeted commodity exposure is being achieved through direct commodity-linked investments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Net Assets and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event

19

Managed Payout Fund

of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2014, the subsidiary’s average amount of total return swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at December 31, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2014, the fund made monthly distributions of $.0555 per share, and also distributed $.040 per share to shareholders of record on December 26, 2014. Distributions are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character. Effective January 1, 2015, the monthly distribution rate is $.0589 per share.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2014, or at any time during the period then ended.

20

Managed Payout Fund

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2014, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provided corporate management and administrative services and paid for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Short-term capital gain distributions received from the funds in which the fund invests are treated as ordinary income for tax purposes. Realized gains of $4,943,000 on swap contracts and $8,493,000 of short-term capital gain

21

Managed Payout Fund

distributions received have been reclassified from accumulated net realized gains to undistributed net investment income. The fund has reclassified $4,129,000 from undistributed net investment income to paid-in capital, representing accumulated losses of the subsidiary.

For tax purposes, at December 31, 2014, the fund had no ordinary income or capital gains available for distribution.

At December 31, 2014, the cost of investment securities for tax purposes was $1,370,267,000. Net unrealized appreciation of investment securities for tax purposes was $196,699,000, consisting of unrealized gains of $223,653,000 on securities that had risen in value since their purchase and $26,954,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2014, the fund purchased $1,196,310,000 of investment securities, including $99,554,000 and $655,802,000 of securities acquired in connection with the acquisition of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund, respectively, and sold $330,170,000 of investment securities, other than temporary cash investments.

Transactions during the year in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			Dec. 31,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Emerging Markets
Stock Index Fund	—	78,754	2,400	1,755	—	75,564
Vanguard Global Minimum
Volatility Fund	118,262	193,327	17,624	7,711	11,099	319,257
Vanguard Intermediate-Term
Investment-Grade Fund	29,824	49,904	78,730	667	57	—
Vanguard Market Liquidity Fund	345	NA1	NA1	—	—	148
Vanguard Market Neutral Fund	58,435	89,823	9,244	—	—	153,164
Vanguard Total Bond Market II
Index Fund	47,625	190,871	36,800	3,858	473	206,911
Vanguard Total International
Bond Index Fund	41,032	66,003	3,200	1,631	—	110,713
Vanguard Total International
Stock Index Fund	118,434	198,015	87,150	7,500	—	231,512
Vanguard Total Stock Market
Index Fund	148,319	187,870	51,900	6,596	—	396,695
Total	562,276	1,054,567	287,048	29,718 [2]	11,629	1,493,964
1 Not applicable—purchases and sales are for temporary cash investment purposes.
2 During the year, Vanguard REIT Index Fund announced tax reallocations of 2013 distributions that reduced recorded dividend income by $231,000.

22

Managed Payout Fund

F. Capital shares issued and redeemed were:

	Year Ended December 31,
	2014	2013
	Shares	Shares
	(000)	(000)
Issued	18,702	12,901
Issued in Connection with Acquisition of
Vanguard Managed Payout Growth Focus Fund	5,943	—
Issued in Connection with Acquisition of
Vanguard Managed Payout Distribution Focus Fund	40,275	—
Issued in Lieu of Cash Distributions	1,215	2,064
Redeemed	(15,108)	(4,247)
Net Increase (Decrease) in Shares Outstanding	51,027	10,718

G. On January 17, 2014, Vanguard Managed Payout Growth and Distribution Fund acquired all of the net assets of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine three funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 46,218,000 of Vanguard Managed Payout Growth and Distribution Fund’s capital shares for the 5,322,000 shares of Vanguard Managed Payout Growth Focus Fund and the 52,217,000 shares of Vanguard Managed Payout Distribution Focus Fund outstanding as of close of business on January 17, 2014. Vanguard Managed Payout Growth Focus Fund’s net assets of $110,199,000, including $10,696,000 of unrealized appreciation, and Vanguard Managed Payout Distribution Focus Fund’s net assets of $746,728,000, including $91,239,000 of unrealized appreciation, were combined with Vanguard Managed Payout Growth and Distribution Fund’s net assets of $604,190,000, resulting in combined net assets of $1,461,117,000 after the merger. Immediately following the merger, Vanguard Managed Payout Growth and Distribution Fund was renamed Vanguard Managed Payout Fund.

Assuming that the acquisitions had been completed on January 1, 2014, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the year ended December 31, 2014, would be:

($000)
Net Investment Income	29,508
Realized Net Gain (Loss)	26,614
Change in Unrealized Appreciation (Depreciation)	128,628
Net Increase (Decrease) in Net Assets Resulting from Operations	184,750

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund that have been included in the fund’s statement of operations since January 17, 2014.

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2014, that would require recognition or disclosure in these financial statements.

23

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Managed Payout Fund:

In our opinion, the accompanying consolidated statement of net assets and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of Vanguard Managed Payout Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2014, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and by agreement to the underlying ownership records of the transfer agent provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2015

Special 2014 tax information (unaudited) for Vanguard Managed Payout Fund

This information for the fiscal year ended December 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,911,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year .

The fund distributed $17,430,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 15.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

24

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Managed Payout Fund
Periods Ended December 31, 2014
			Since
	One	Five	Inception
	Year	Years	(5/2/2008)
Returns Before Taxes	5.83%	9.29%	4.86%
Returns After Taxes on Distributions	4.50	8.03	3.73
Returns After Taxes on Distributions and Sale of Fund Shares	3.55	6.95	3.43

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended December 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	6/30/2014	12/31/2014	Period
Based on Actual Fund Return	$1,000.00	$999.74	$1.97
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.24	1.99
These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.39%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Benchmark Information

Managed Payout Composite Index: Weighted 42% CRSP US Total Market Index, 28% Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, 7% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and 5% Bloomberg Commodity Index (Dow Jones-UBS Commodity Index through June 30, 2014). In prior periods through January 31, 2014, the composite was 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013), 12% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009), 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013), 3% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), 15% Citigroup Three-Month U.S. Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009). International stock benchmark returns are adjusted for withholding taxes.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14970 022015

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, and André F. Perold.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2014: $89,000
Fiscal Year Ended December 31, 2013: $111,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2014: $6,605,127
Fiscal Year Ended December 31, 2013: $5,714,113

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2014: $2,176,479
Fiscal Year Ended December 31, 2013: $1,552,950

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2014: $316,869
Fiscal Year Ended December 31, 2013: $110,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2014: $198,163
Fiscal Year Ended December 31, 2013: $132,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2014: $515,032
Fiscal Year Ended December 31, 2013: $242,000

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (59.6%)[1]
Basic Materials (1.6%)
EI du Pont de Nemours & Co.	592,178	43,786
Dow Chemical Co.	770,392	35,138
Praxair Inc.	190,911	24,734
PPG Industries Inc.	90,104	20,828
LyondellBasell Industries NV Class A	261,818	20,786
Ecolab Inc.	176,404	18,438
Air Products & Chemicals Inc.	125,380	18,084
International Paper Co.	276,848	14,833
Freeport-McMoRan Inc.	546,388	12,764
Sigma-Aldrich Corp.	77,885	10,691
Nucor Corp.	208,544	10,229
Mosaic Co.	211,407	9,651
Alcoa Inc.	578,447	9,134
CF Industries Holdings Inc.	32,520	8,863
Eastman Chemical Co.	87,807	6,661
Celanese Corp. Class A	101,691	6,097
Ashland Inc.	45,349	5,431
International Flavors & Fragrances Inc.	53,089	5,381
CONSOL Energy Inc.	150,544	5,090
Airgas Inc.	43,911	5,058
FMC Corp.	87,253	4,976
* WR Grace & Co.	46,647	4,450
RPM International Inc.	87,412	4,433
Rockwood Holdings Inc.	46,608	3,673
Avery Dennison Corp.	61,343	3,182
Albemarle Corp.	51,462	3,094
Huntsman Corp.	135,611	3,089
Newmont Mining Corp.	160,978	3,042
Reliance Steel & Aluminum Co.	48,433	2,967
Steel Dynamics Inc.	149,072	2,943
NewMarket Corp.	6,946	2,803
United States Steel Corp.	94,977	2,540
Royal Gold Inc.	40,247	2,523
Allegheny Technologies Inc.	71,017	2,469
PolyOne Corp.	60,680	2,300
Cytec Industries Inc.	47,178	2,178
Sensient Technologies Corp.	32,482	1,960
Axiall Corp.	45,900	1,949
Compass Minerals International Inc.	21,999	1,910
* Platform Specialty Products Corp.	81,414	1,890
Domtar Corp.	42,974	1,728
Cabot Corp.	38,348	1,682
Carpenter Technology Corp.	33,475	1,649
Westlake Chemical Corp.	26,326	1,608
Minerals Technologies Inc.	22,692	1,576
KapStone Paper and Packaging Corp.	53,416	1,566
* Chemtura Corp.	59,695	1,476
HB Fuller Co.	33,133	1,475
Peabody Energy Corp.	188,698	1,461
* Polypore International Inc.	29,152	1,372
Balchem Corp.	20,071	1,338
* AK Steel Holding Corp.	221,084	1,313
Commercial Metals Co.	77,379	1,260
Olin Corp.	51,809	1,180
* Stillwater Mining Co.	79,213	1,168
US Silica Holdings Inc.	44,849	1,152
Worthington Industries Inc.	34,442	1,036
Tronox Ltd. Class A	40,077	957
* Clearwater Paper Corp.	13,582	931
Cliffs Natural Resources Inc.	127,555	911
* Century Aluminum Co.	36,816	898

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Innophos Holdings Inc.	14,710	860
	A Schulman Inc.	20,666	838
	SunCoke Energy Inc.	43,154	835
	Kaiser Aluminum Corp.	11,321	809
*	Calgon Carbon Corp.	37,780	785
*	Coeur Mining Inc.	153,500	784
*	FMSA Holdings Inc.	112,750	780
	Arch Coal Inc.	437,800	779
	PH Glatfelter Co.	30,014	767
	Globe Specialty Metals Inc.	42,425	731
	Neenah Paper Inc.	12,101	729
	Rayonier Advanced Materials Inc.	32,270	720
	Innospec Inc.	14,207	607
*	Resolute Forest Products Inc.	34,392	606
	Quaker Chemical Corp.	6,539	602
*	Ferro Corp.	45,486	589
*	Horsehead Holding Corp.	35,137	556
	Hecla Mining Co.	183,000	511
^	Walter Energy Inc.	363,900	502
	Gold Resource Corp.	132,422	448
*	LSB Industries Inc.	13,859	436
	Deltic Timber Corp.	6,307	431
	OM Group Inc.	13,800	411
	Stepan Co.	10,146	407
*	RTI International Metals Inc.	13,739	347
*	OMNOVA Solutions Inc.	42,153	343
	Koppers Holdings Inc.	13,005	338
	Noranda Aluminum Holding Corp.	94,733	333
*	Paramount Gold and Silver Corp.	316,314	323
	Aceto Corp.	14,366	312
	Wausau Paper Corp.	27,396	311
*	Westmoreland Coal Co.	9,188	305
	Tredegar Corp.	13,065	294
*	Cambrex Corp.	13,579	294
*	Uranium Energy Corp.	158,633	278
*	Veritiv Corp.	5,308	275
	Hawkins Inc.	6,172	267
	Haynes International Inc.	5,039	244
	Zep Inc.	15,483	235
*	Rentech Inc.	175,857	222
*	Axalta Coating Systems Ltd.	8,400	219
*	Penford Corp.	10,394	194
*,^	Uranerz Energy Corp.	159,483	179
*,^	Midway Gold Corp.	231,451	171
*	NL Industries Inc.	19,353	166
	Olympic Steel Inc.	9,319	166
*	Kraton Performance Polymers Inc.	7,721	160
*	Senomyx Inc.	26,231	158
	American Vanguard Corp.	12,311	143
	Ampco-Pittsburgh Corp.	6,863	132
	FutureFuel Corp.	9,700	126
	Synalloy Corp.	6,575	116
	Chase Corp.	3,079	111
*	Handy & Harman Ltd.	2,000	92
*	Northern Technologies International Corp.	2,900	62
*	Universal Stainless & Alloy Products Inc.	2,437	61
*	General Moly Inc.	96,309	55
*	Verso Paper Corp.	13,766	47
	Kronos Worldwide Inc.	3,400	44
	United-Guardian Inc.	1,801	35
*	RevettMining Co. Inc.	41,243	30
*	Nova Lifestyle Inc.	10,242	29
	KMG Chemicals Inc.	1,299	26
*	Solitario Exploration & Royalty Corp.	27,160	25

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Comstock Mining Inc.	28,500	22
Centrus Energy Corp. Class A	3,400	15
* Uranium Resources Inc.	3,707	7
* Cloud Peak Energy Inc.	75	1
* Intrepid Potash Inc.	31	—
* Allied Nevada Gold Corp.	78	—
		400,621
Consumer Goods (5.9%)
Procter & Gamble Co.	1,766,198	160,883
Coca-Cola Co.	2,576,766	108,791
PepsiCo Inc.	978,305	92,509
Philip Morris International Inc.	1,015,599	82,721
Altria Group Inc.	1,291,881	63,651
NIKE Inc. Class B	447,050	42,984
Colgate-Palmolive Co.	597,057	41,310
Ford Motor Co.	2,469,378	38,275
Mondelez International Inc. Class A	1,043,168	37,893
Monsanto Co.	316,388	37,799
General Motors Co.	839,291	29,300
Kimberly-Clark Corp.	243,505	28,135
Kraft Foods Group Inc.	384,917	24,119
Archer-Daniels-Midland Co.	422,118	21,950
Johnson Controls Inc.	435,465	21,050
General Mills Inc.	394,611	21,045
VF Corp.	225,545	16,893
Lorillard Inc.	235,450	14,819
Delphi Automotive plc	193,484	14,070
Reynolds American Inc.	208,416	13,395
Mead Johnson Nutrition Co.	132,214	13,293
* Tesla Motors Inc.	57,377	12,761
Estee Lauder Cos. Inc. Class A	151,287	11,528
* Monster Beverage Corp.	98,661	10,690
Kellogg Co.	162,465	10,632
Keurig Green Mountain Inc.	79,704	10,552
* Constellation Brands Inc. Class A	105,148	10,322
Genuine Parts Co.	95,161	10,141
ConAgra Foods Inc.	277,536	10,069
Whirlpool Corp.	51,052	9,891
Hershey Co.	94,880	9,861
Stanley Black & Decker Inc.	102,166	9,816
* Michael Kors Holdings Ltd.	127,516	9,576
Harley-Davidson Inc.	140,104	9,234
Dr Pepper Snapple Group Inc.	127,603	9,147
* Electronic Arts Inc.	194,218	9,131
Clorox Co.	84,281	8,783
Bunge Ltd.	90,631	8,239
BorgWarner Inc.	149,366	8,208
Tyson Foods Inc. Class A	199,770	8,009
* Under Armour Inc. Class A	114,182	7,753
* TRW Automotive Holdings Corp.	72,848	7,492
Ralph Lauren Corp. Class A	39,915	7,391
Hanesbrands Inc.	65,216	7,279
Molson Coors Brewing Co. Class B	94,633	7,052
PVH Corp.	53,841	6,901
Church & Dwight Co. Inc.	87,406	6,888
Mattel Inc.	220,926	6,837
Newell Rubbermaid Inc.	179,074	6,821
Activision Blizzard Inc.	328,379	6,617
JM Smucker Co.	63,330	6,395
Coca-Cola Enterprises Inc.	144,546	6,392
* Mohawk Industries Inc.	40,470	6,287
Coach Inc.	163,953	6,158
Brown-Forman Corp. Class B	67,590	5,937
Polaris Industries Inc.	38,868	5,878

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Campbell Soup Co.	133,390	5,869
*	Jarden Corp.	119,653	5,729
	McCormick & Co. Inc.	73,199	5,439
	Snap-on Inc.	38,046	5,202
	Energizer Holdings Inc.	40,429	5,198
	Lear Corp.	52,482	5,147
	Goodyear Tire & Rubber Co.	180,118	5,146
	Lennar Corp. Class A	113,854	5,102
*	LKQ Corp.	178,170	5,010
	Harman International Industries Inc.	44,585	4,758
	PulteGroup Inc.	221,353	4,750
	DR Horton Inc.	183,026	4,629
	Hormel Foods Corp.	86,433	4,503
	Hasbro Inc.	75,164	4,133
*	WABCO Holdings Inc.	39,406	4,129
*	WhiteWave Foods Co. Class A	113,956	3,987
	Ingredion Inc.	46,970	3,985
*	Hain Celestial Group Inc.	66,042	3,850
	Leggett & Platt Inc.	89,799	3,826
*	Middleby Corp.	37,554	3,722
*	Toll Brothers Inc.	104,726	3,589
	Gentex Corp.	90,937	3,286
*	NVR Inc.	2,510	3,201
	Brunswick Corp.	60,826	3,118
*	lululemon athletica Inc.	55,567	3,100
*	Visteon Corp.	28,967	3,095
*	Fossil Group Inc.	26,711	2,958
	Carter's Inc.	33,203	2,899
*	Kate Spade & Co.	83,023	2,658
	Leucadia National Corp.	115,433	2,588
	Dana Holding Corp.	110,764	2,408
	Flowers Foods Inc.	117,560	2,256
*	TreeHouse Foods Inc.	26,225	2,243
*	Tempur Sealy International Inc.	39,825	2,187
*	Tenneco Inc.	37,956	2,149
	Pinnacle Foods Inc.	60,724	2,144
*	Deckers Outdoor Corp.	21,841	1,988
*	Darling Ingredients Inc.	108,386	1,968
	Scotts Miracle-Gro Co. Class A	30,133	1,878
	Wolverine World Wide Inc.	63,316	1,866
	Tupperware Brands Corp.	27,944	1,760
	Pool Corp.	27,684	1,756
*	Boston Beer Co. Inc. Class A	5,884	1,704
	Thor Industries Inc.	29,882	1,670
	Herbalife Ltd.	42,395	1,598
	HNI Corp.	29,688	1,516
*	Skechers U.S.A. Inc. Class A	26,651	1,472
*	Take-Two Interactive Software Inc.	52,429	1,470
*	TRI Pointe Homes Inc.	95,915	1,463
	Nu Skin Enterprises Inc. Class A	33,021	1,443
*	Post Holdings Inc.	32,576	1,365
	Cooper Tire & Rubber Co.	38,887	1,347
	Spectrum Brands Holdings Inc.	13,699	1,311
*,^	GoPro Inc. Class A	20,310	1,284
*	Zynga Inc. Class A	476,569	1,268
*	Steven Madden Ltd.	39,737	1,265
	Lancaster Colony Corp.	13,453	1,260
	Ryland Group Inc.	32,517	1,254
*	G-III Apparel Group Ltd.	11,483	1,160
*	American Axle & Manufacturing Holdings Inc.	51,273	1,158
*	Helen of Troy Ltd.	17,653	1,148
	Sanderson Farms Inc.	13,663	1,148
	Dean Foods Co.	57,927	1,123
*	Pilgrim's Pride Corp.	33,835	1,109

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Herman Miller Inc.	37,185	1,094
J&J Snack Foods Corp.	10,008	1,089
B&G Foods Inc.	35,677	1,067
Vector Group Ltd.	49,013	1,044
Snyder's-Lance Inc.	34,132	1,043
* Iconix Brand Group Inc.	30,713	1,038
* Seaboard Corp.	237	995
Steelcase Inc. Class A	55,028	988
* Dorman Products Inc.	20,331	981
KB Home	58,735	972
Andersons Inc.	17,833	948
* Select Comfort Corp.	34,864	942
* TiVo Inc.	77,218	914
Fresh Del Monte Produce Inc.	27,156	911
Coty Inc. Class A	43,765	904
La-Z-Boy Inc.	33,661	903
Schweitzer-Mauduit International Inc.	19,942	844
Columbia Sportswear Co.	18,752	835
* Standard Pacific Corp.	114,521	835
* Gentherm Inc.	22,292	816
* Meritage Homes Corp.	22,645	815
Cal-Maine Foods Inc.	19,344	755
* Universal Electronics Inc.	10,955	712
WD-40 Co.	8,317	708
* Tumi Holdings Inc.	29,300	695
Knoll Inc.	32,546	689
Universal Corp.	15,425	678
MDC Holdings Inc.	25,507	675
Interface Inc. Class A	38,594	636
Briggs & Stratton Corp.	30,814	629
* Drew Industries Inc.	12,122	619
Ethan Allen Interiors Inc.	19,828	614
* iRobot Corp.	17,280	600
* Blount International Inc.	31,829	559
Standard Motor Products Inc.	13,847	528
* Crocs Inc.	42,184	527
* USANA Health Sciences Inc.	4,914	504
* Libbey Inc.	15,729	495
Nutrisystem Inc.	25,276	494
* Chiquita Brands International Inc.	30,776	445
Oxford Industries Inc.	7,925	438
* Cooper-Standard Holding Inc.	7,558	437
* Cavco Industries Inc.	5,396	428
* Boulder Brands Inc.	37,697	417
Winnebago Industries Inc.	19,069	415
Tootsie Roll Industries Inc.	13,155	403
* Vera Bradley Inc.	19,100	389
* Modine Manufacturing Co.	27,843	379
* Revlon Inc. Class A	10,980	375
* Elizabeth Arden Inc.	17,510	375
* Unifi Inc.	12,591	374
* Hovnanian Enterprises Inc. Class A	86,767	358
* Medifast Inc.	10,607	356
* DTS Inc.	11,395	350
* M/I Homes Inc.	15,193	349
* ACCO Brands Corp.	38,663	348
* Federal-Mogul Holdings Corp.	21,259	342
Movado Group Inc.	11,879	337
Calavo Growers Inc.	7,012	332
Arctic Cat Inc.	9,186	326
* Quiksilver Inc.	143,600	317
Phibro Animal Health Corp. Class A	9,403	297
* Eastman Kodak Co.	13,500	293
* Tower International Inc.	11,407	291

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	RealD Inc.	23,425	276
	John B Sanfilippo & Son Inc.	5,657	257
*	Taylor Morrison Home Corp. Class A	12,900	244
	Callaway Golf Co.	31,070	239
	Inter Parfums Inc.	8,244	226
*	WCI Communities Inc.	11,471	225
	Superior Industries International Inc.	11,347	225
*	Nutraceutical International Corp.	10,199	220
	Weyco Group Inc.	7,270	216
*	Nautilus Inc.	13,942	212
*	National Beverage Corp.	9,274	210
*	Stoneridge Inc.	16,264	209
*	Perry Ellis International Inc.	8,020	208
*	Motorcar Parts of America Inc.	6,686	208
*	Glu Mobile Inc.	53,101	207
*	Beazer Homes USA Inc.	10,215	198
	Coca-Cola Bottling Co. Consolidated	2,239	197
	Titan International Inc.	18,148	193
	Johnson Outdoors Inc. Class A	6,125	191
	Alico Inc.	3,661	183
*	Central Garden and Pet Co. Class A	18,633	178
	MGP Ingredients Inc.	11,180	177
*	Vince Holding Corp.	6,724	176
	Flexsteel Industries Inc.	5,296	171
	Bassett Furniture Industries Inc.	8,483	165
*	ZAGG Inc.	23,585	160
	Cherokee Inc.	8,203	159
*	Diamond Foods Inc.	5,562	157
*	Lifeway Foods Inc.	8,078	150
	Avon Products Inc.	15,405	145
	Strattec Security Corp.	1,725	142
	National Presto Industries Inc.	2,362	137
*,^	American Apparel Inc.	132,356	136
*	Central Garden and Pet Co.	15,138	133
*	Malibu Boats Inc. Class A	6,763	130
*	Farmer Bros Co.	4,375	129
*	Inventure Foods Inc.	10,030	128
	Remy International Inc.	5,989	125
*	Omega Protein Corp.	11,680	123
	Oil-Dri Corp. of America	3,637	119
*	Shiloh Industries Inc.	7,344	116
*	Alliance One International Inc.	73,050	115
	Hooker Furniture Corp.	6,619	114
*	Sequential Brands Group Inc.	8,689	114
*	New Home Co. Inc.	7,785	113
*	LGI Homes Inc.	7,544	113
*,^	Lakeland Industries Inc.	11,600	109
*	William Lyon Homes Class A	5,342	108
*	Charles & Colvard Ltd.	57,155	105
	Lifetime Brands Inc.	6,025	104
*	A-Mark Precious Metals Inc.	10,015	100
	Limoneira Co.	3,951	99
	Culp Inc.	4,439	96
*	Skullcandy Inc.	9,100	84
	Griffin Land & Nurseries Inc.	2,716	82
	LS Starrett Co. Class A	3,950	79
*	Black Diamond Inc.	8,914	78
*	Clean Diesel Technologies Inc.	41,054	74
	Female Health Co.	18,607	73
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	34,899	73
*	Dixie Group Inc.	7,526	69
*	JAKKS Pacific Inc.	9,900	67
	Escalade Inc.	4,289	65
	Marine Products Corp.	7,638	64

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Craft Brew Alliance Inc.	4,554	61
Orchids Paper Products Co.	1,953	57
* LeapFrog Enterprises Inc.	12,012	57
* Fox Factory Holding Corp.	3,300	54
Nature's Sunshine Products Inc.	3,488	52
* Seneca Foods Corp. Class A	1,893	51
Acme United Corp.	2,250	45
* Jamba Inc.	2,235	34
* P&F Industries Inc. Class A	4,130	33
Rocky Brands Inc.	2,080	28
Golden Enterprises Inc.	6,718	23
* Lifevantage Corp.	17,000	22
* Wayfair Inc.	1,077	21
* Fuel Systems Solutions Inc.	1,842	20
* Freshpet Inc.	1,079	18
Emerson Radio Corp.	12,162	13
* Natural Alternatives International Inc.	1,000	5
* Willamette Valley Vineyards Inc.	902	5
* Crystal Rock Holdings Inc.	2,800	2
* Stanley Furniture Co. Inc.	364	1
Koss Corp.	241	—
		1,448,664
Consumer Services (8.1%)
Walt Disney Co.	997,539	93,958
Wal-Mart Stores Inc.	1,053,684	90,490
Home Depot Inc.	861,438	90,425
Comcast Corp. Class A	1,492,020	86,552
* Amazon.com Inc.	242,072	75,127
CVS Health Corp.	749,334	72,168
McDonald's Corp.	636,117	59,604
Twenty-First Century Fox Inc. Class A	1,174,444	45,105
Time Warner Inc.	520,723	44,480
Lowe's Cos. Inc.	645,245	44,393
* Walgreens Boots Alliance Inc.	556,220	42,384
* eBay Inc.	730,326	40,986
Costco Wholesale Corp.	286,578	40,622
* Priceline Group Inc.	34,213	39,010
Starbucks Corp.	464,694	38,128
Target Corp.	416,348	31,605
McKesson Corp.	151,476	31,443
TJX Cos. Inc.	430,345	29,513
* DIRECTV	328,441	28,476
Time Warner Cable Inc.	182,772	27,792
Delta Air Lines Inc.	547,041	26,909
American Airlines Group Inc.	468,832	25,143
Yum! Brands Inc.	285,973	20,833
Kroger Co.	303,650	19,497
Southwest Airlines Co.	443,712	18,778
Viacom Inc. Class B	241,708	18,189
Cardinal Health Inc.	216,328	17,464
CBS Corp. Class B	303,278	16,783
* United Continental Holdings Inc.	241,212	16,135
Las Vegas Sands Corp.	263,345	15,316
Sysco Corp.	383,688	15,229
Macy's Inc.	230,799	15,175
L Brands Inc.	162,342	14,051
* Dollar General Corp.	198,302	14,020
* Chipotle Mexican Grill Inc. Class A	20,253	13,863
* AutoZone Inc.	20,980	12,989
* Netflix Inc.	37,313	12,746
Omnicom Group Inc.	162,195	12,565
Carnival Corp.	271,149	12,291
Ross Stores Inc.	130,335	12,285
AmerisourceBergen Corp. Class A	135,755	12,240

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* O'Reilly Automotive Inc.	62,973	12,130
Whole Foods Market Inc.	236,187	11,909
Comcast Corp.	185,765	10,694
Marriott International Inc. Class A	129,626	10,115
* DISH Network Corp. Class A	138,005	10,059
Starwood Hotels & Resorts Worldwide Inc.	116,717	9,462
* CarMax Inc.	140,840	9,377
* Dollar Tree Inc.	127,765	8,992
Nielsen NV	198,894	8,897
* Charter Communications Inc. Class A	53,296	8,880
* Bed Bath & Beyond Inc.	115,000	8,760
* Liberty Interactive Corp. Class A	277,614	8,167
Wynn Resorts Ltd.	53,046	7,891
Royal Caribbean Cruises Ltd.	94,566	7,795
Kohl's Corp.	127,117	7,759
Tiffany & Co.	71,936	7,687
Staples Inc.	421,176	7,632
Advance Auto Parts Inc.	47,745	7,605
Best Buy Co. Inc.	194,238	7,571
Nordstrom Inc.	94,455	7,499
Tractor Supply Co.	88,878	7,005
Signet Jewelers Ltd.	52,522	6,910
Wyndham Worldwide Corp.	80,524	6,906
* Hilton Worldwide Holdings Inc.	257,484	6,718
Gap Inc.	158,505	6,675
* Hertz Global Holdings Inc.	263,382	6,569
H&R Block Inc.	179,739	6,054
* Discovery Communications Inc.	178,434	6,017
Interpublic Group of Cos. Inc.	275,618	5,725
Expedia Inc.	63,644	5,433
* TripAdvisor Inc.	72,352	5,402
Foot Locker Inc.	94,694	5,320
Safeway Inc.	150,803	5,296
PetSmart Inc.	64,915	5,277
Alaska Air Group Inc.	88,230	5,273
* MGM Resorts International	240,708	5,146
* Ulta Salon Cosmetics & Fragrance Inc.	40,026	5,117
* Sirius XM Holdings Inc.	1,436,577	5,028
Family Dollar Stores Inc.	63,438	5,025
* News Corp. Class A	319,950	5,020
* IHS Inc. Class A	42,334	4,821
* Rite Aid Corp.	641,050	4,821
* Liberty Media Corp.	134,560	4,714
Omnicare Inc.	64,171	4,680
Darden Restaurants Inc.	78,022	4,574
* Avis Budget Group Inc.	68,072	4,515
Williams-Sonoma Inc.	55,421	4,194
Scripps Networks Interactive Inc. Class A	50,431	3,796
FactSet Research Systems Inc.	26,268	3,697
* Spirit Airlines Inc.	47,688	3,604
Domino's Pizza Inc.	36,254	3,414
* Discovery Communications Inc. Class A	96,816	3,335
KAR Auction Services Inc.	92,239	3,196
* Madison Square Garden Co. Class A	41,761	3,143
* Sally Beauty Holdings Inc.	101,561	3,122
Aramark	99,453	3,098
Dick's Sporting Goods Inc.	61,952	3,076
Service Corp. International	131,683	2,989
* Panera Bread Co. Class A	16,945	2,962
Dunkin' Brands Group Inc.	68,591	2,925
* AutoNation Inc.	48,036	2,902
Dun & Bradstreet Corp.	23,849	2,885
Lamar Advertising Co. Class A	53,040	2,845
International Game Technology	161,809	2,791

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Cablevision Systems Corp. Class A	134,777	2,782
	GNC Holdings Inc. Class A	59,216	2,781
*	Office Depot Inc.	316,645	2,715
*	Copart Inc.	74,255	2,710
*	VCA Inc.	53,578	2,613
*	JetBlue Airways Corp.	162,569	2,578
*	Groupon Inc. Class A	306,094	2,528
	Brinker International Inc.	42,356	2,486
	Cinemark Holdings Inc.	68,527	2,438
*	AMC Networks Inc. Class A	37,845	2,413
*	Live Nation Entertainment Inc.	92,062	2,404
*	United Natural Foods Inc.	31,023	2,399
*	Urban Outfitters Inc.	67,797	2,382
	Graham Holdings Co. Class B	2,726	2,354
*	Sprouts Farmers Market Inc.	68,910	2,342
*	Pandora Media Inc.	129,216	2,304
	Casey's General Stores Inc.	25,484	2,302
*	Buffalo Wild Wings Inc.	12,440	2,244
	Cracker Barrel Old Country Store Inc.	15,628	2,200
*	Norwegian Cruise Line Holdings Ltd.	46,466	2,173
*	Liberty Media Corp. Class A	61,580	2,172
	Vail Resorts Inc.	23,709	2,161
*	Restoration Hardware Holdings Inc.	22,000	2,112
*	Yelp Inc. Class A	38,380	2,101
	Dillard's Inc. Class A	16,775	2,100
*	Apollo Education Group Inc.	60,784	2,073
	CST Brands Inc.	47,152	2,056
	Jack in the Box Inc.	25,620	2,049
	DSW Inc. Class A	54,396	2,029
	Six Flags Entertainment Corp.	46,970	2,027
*,^	SolarCity Corp.	37,662	2,014
*	Murphy USA Inc.	29,011	1,998
^	GameStop Corp. Class A	54,656	1,847
	Gannett Co. Inc.	56,286	1,797
	Sotheby's	40,728	1,759
*	Starz	58,941	1,751
	John Wiley & Sons Inc. Class A	29,385	1,741
	Lions Gate Entertainment Corp.	54,023	1,730
*	Cabela's Inc.	32,556	1,716
	Wendy's Co.	182,228	1,646
*	Bloomin' Brands Inc.	65,600	1,624
	DeVry Education Group Inc.	33,447	1,588
	Chico's FAS Inc.	97,894	1,587
	Time Inc.	64,452	1,586
*	HomeAway Inc.	52,884	1,575
	HSN Inc.	20,656	1,570
*	Asbury Automotive Group Inc.	20,389	1,548
*	Hyatt Hotels Corp. Class A	25,666	1,545
	Cheesecake Factory Inc.	30,636	1,541
	American Eagle Outfitters Inc.	108,714	1,509
*	Burlington Stores Inc.	31,706	1,498
	Aaron's Inc.	47,992	1,467
*	Grand Canyon Education Inc.	30,804	1,437
	Rollins Inc.	43,379	1,436
*	Houghton Mifflin Harcourt Co.	69,154	1,432
	Texas Roadhouse Inc. Class A	41,463	1,400
	Dolby Laboratories Inc. Class A	32,325	1,394
	Big Lots Inc.	34,546	1,383
	Hillenbrand Inc.	39,690	1,369
	Men's Wearhouse Inc.	30,051	1,327
	Meredith Corp.	24,424	1,327
*	SUPERVALU Inc.	136,567	1,325
	Allegiant Travel Co. Class A	8,759	1,317
*	Life Time Fitness Inc.	23,244	1,316

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Sinclair Broadcast Group Inc. Class A	48,030	1,314
*	Five Below Inc.	32,067	1,309
	Penske Automotive Group Inc.	26,641	1,307
	Extended Stay America Inc.	66,843	1,291
	Lithia Motors Inc. Class A	14,809	1,284
	Group 1 Automotive Inc.	14,323	1,284
	Choice Hotels International Inc.	22,820	1,278
	Rent-A-Center Inc.	33,216	1,206
	Chemed Corp.	11,328	1,197
*	Fresh Market Inc.	28,534	1,176
	PriceSmart Inc.	12,874	1,174
	Papa John's International Inc.	20,876	1,165
	New York Times Co. Class A	87,894	1,162
*	Genesco Inc.	15,099	1,157
	DineEquity Inc.	11,124	1,153
	AMERCO	3,990	1,134
	Monro Muffler Brake Inc.	19,577	1,132
	Regal Entertainment Group Class A	52,804	1,128
	Marriott Vacations Worldwide Corp.	14,944	1,114
*	Lumber Liquidators Holdings Inc.	16,724	1,109
*	Ascena Retail Group Inc.	85,030	1,068
*	ANN Inc.	28,278	1,032
	Matthews International Corp. Class A	20,779	1,011
	Sonic Corp.	36,826	1,003
*	Shutterfly Inc.	23,978	1,000
*	Fiesta Restaurant Group Inc.	16,411	998
	Buckle Inc.	18,909	993
	Nexstar Broadcasting Group Inc. Class A	19,076	988
*	Acxiom Corp.	48,693	987
*	Bright Horizons Family Solutions Inc.	20,769	976
*	WebMD Health Corp.	23,902	945
*	Hibbett Sports Inc.	19,289	934
*	Vitamin Shoppe Inc.	18,521	900
*	La Quinta Holdings Inc.	40,419	892
*	comScore Inc.	19,178	890
*	Beacon Roofing Supply Inc.	31,872	886
	Morningstar Inc.	13,541	876
*	Hawaiian Holdings Inc.	32,998	860
	Bob Evans Farms Inc.	16,473	843
*	Pinnacle Entertainment Inc.	37,702	839
*	Lands' End Inc.	15,258	823
	Children's Place Inc.	14,430	823
	Finish Line Inc. Class A	33,493	814
*	Constant Contact Inc.	22,028	808
*	DreamWorks Animation SKG Inc. Class A	36,185	808
	Core-Mark Holding Co. Inc.	12,812	793
	Brown Shoe Co. Inc.	24,445	786
	Abercrombie & Fitch Co.	27,422	785
*	Penn National Gaming Inc.	54,593	750
	Pier 1 Imports Inc.	47,990	739
*	Popeyes Louisiana Kitchen Inc.	12,637	711
*	GrubHub Inc.	19,478	707
*	BJ's Restaurants Inc.	14,075	707
	Churchill Downs Inc.	7,256	691
	SeaWorld Entertainment Inc.	37,900	678
	Guess? Inc.	31,930	673
*	Boyd Gaming Corp.	52,359	669
	Sonic Automotive Inc. Class A	24,033	650
	Cato Corp. Class A	15,285	645
*,^	Sears Holdings Corp.	19,475	642
	SpartanNash Co.	24,491	640
*	Krispy Kreme Doughnuts Inc.	32,430	640
*	Rush Enterprises Inc. Class A	19,874	637
*	Media General Inc.	37,825	633

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Red Robin Gourmet Burgers Inc.	8,221	633
*	Bankrate Inc.	50,218	624
*	ServiceMaster Global Holdings Inc.	23,081	618
	National CineMedia Inc.	42,673	613
	Capella Education Co.	7,860	605
*	Caesars Acquisition Co. Class A	57,698	595
*	zulily Inc. Class A	24,711	578
	Interval Leisure Group Inc.	27,598	577
*	Belmond Ltd. Class A	45,855	567
	Scholastic Corp.	15,566	567
*	Regis Corp.	33,533	562
	International Speedway Corp. Class A	17,499	554
	Sabre Corp.	27,310	554
*	Diamond Resorts International Inc.	19,525	545
	MDC Partners Inc. Class A	23,696	538
*	TrueCar Inc.	23,500	538
*	Mattress Firm Holding Corp.	9,258	538
*	Express Inc.	36,400	535
*	Barnes & Noble Inc.	22,947	533
*	Tuesday Morning Corp.	23,594	512
*	Republic Airways Holdings Inc.	34,860	509
*	Biglari Holdings Inc.	1,273	509
	Ingles Markets Inc. Class A	13,309	494
	SkyWest Inc.	35,866	476
*	Zumiez Inc.	12,329	476
*	Denny's Corp.	45,438	468
*	FTD Cos. Inc.	13,416	467
	Fred's Inc. Class A	26,591	463
*,^	Caesars Entertainment Corp.	29,500	463
*	Scientific Games Corp. Class A	35,364	450
*	Career Education Corp.	63,788	444
*	Global Eagle Entertainment Inc.	32,463	442
*	Michaels Cos. Inc.	17,621	436
	New Media Investment Group Inc.	18,232	431
*	Orbitz Worldwide Inc.	51,699	425
	Stage Stores Inc.	20,192	418
*	American Public Education Inc.	11,260	415
*	Carmike Cinemas Inc.	15,527	408
*	EW Scripps Co. Class A	17,658	395
*	XO Group Inc.	20,857	380
*	Ruby Tuesday Inc.	53,748	368
*	Pantry Inc.	9,800	363
*	Ascent Capital Group Inc. Class A	6,741	357
*	Stamps.com Inc.	7,410	356
*	Strayer Education Inc.	4,690	348
*	Chefs' Warehouse Inc.	14,709	339
	Weis Markets Inc.	7,026	336
*	Entercom Communications Corp. Class A	27,338	332
*	Steiner Leisure Ltd.	7,084	327
*	America's Car-Mart Inc.	6,119	327
*	Weight Watchers International Inc.	13,100	325
*,^	Chegg Inc.	46,686	323
*	Blue Nile Inc.	8,836	318
*	Coupons.com Inc.	17,913	318
*	ITT Educational Services Inc.	32,600	313
*	Francesca's Holdings Corp.	18,700	312
	Stein Mart Inc.	21,111	309
*	Pep Boys-Manny Moe & Jack	31,098	305
*	Daily Journal Corp.	1,128	297
	AMC Entertainment Holdings Inc.	11,277	295
	Marcus Corp.	15,559	288
*	Gray Television Inc.	25,579	286
	Carriage Services Inc. Class A	13,202	277
*	Del Frisco's Restaurant Group Inc.	11,576	275

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*,^	Conn's Inc.	14,694	275
*	Kirkland's Inc.	11,486	272
	Shoe Carnival Inc.	10,511	270
*	Journal Communications Inc. Class A	23,342	267
*	McClatchy Co. Class A	80,024	266
*	Providence Service Corp.	7,254	264
*	Overstock.com Inc.	10,886	264
*	SFX Entertainment Inc.	58,276	264
*	Cumulus Media Inc. Class A	62,200	263
*	Rubicon Project Inc.	15,600	252
*	EVINE Live Inc.	37,434	247
*	SP Plus Corp.	9,382	237
	Tribune Publishing Co.	10,300	236
	Haverty Furniture Cos. Inc.	10,595	233
*	Citi Trends Inc.	9,013	228
*	Sizmek Inc.	36,321	227
*	Townsquare Media Inc. Class A	16,800	222
	Entravision Communications Corp. Class A	34,071	221
	Clear Channel Outdoor Holdings Inc. Class A	20,426	216
*	RetailMeNot Inc.	14,500	212
	Big 5 Sporting Goods Corp.	14,278	209
*	Morgans Hotel Group Co.	26,551	208
*	West Marine Inc.	15,389	199
	ClubCorp Holdings Inc.	11,056	198
*	1-800-Flowers.com Inc. Class A	23,555	194
	Saga Communications Inc. Class A	4,416	192
	Ruth's Hospitality Group Inc.	12,550	188
*	Zoe's Kitchen Inc.	6,269	188
	PetMed Express Inc.	12,901	185
	World Wrestling Entertainment Inc. Class A	14,453	178
	Speedway Motorsports Inc.	8,106	177
*	TechTarget Inc.	14,942	170
*	MarineMax Inc.	8,361	168
	Destination Maternity Corp.	10,343	165
	Collectors Universe Inc.	7,501	156
*	Reading International Inc. Class A	11,662	155
*	Destination XL Group Inc.	27,724	151
*	Full House Resorts Inc.	107,962	151
*	Kona Grill Inc.	6,103	141
*	Lee Enterprises Inc.	36,801	135
*	Bravo Brio Restaurant Group Inc.	9,503	132
*	Demand Media Inc.	21,412	131
*	Speed Commerce Inc.	41,347	128
*	Isle of Capri Casinos Inc.	15,073	126
*	Chuy's Holdings Inc.	6,400	126
*,^	Net Element Inc.	107,073	121
*	Famous Dave's of America Inc.	4,588	121
*	Noodles & Co. Class A	4,500	119
*	Intrawest Resorts Holdings Inc.	9,915	118
*	Diplomat Pharmacy Inc.	4,287	117
*	Bridgepoint Education Inc.	10,232	116
*	Container Store Group Inc.	5,984	114
*	Viggle Inc.	42,900	113
*	Christopher & Banks Corp.	19,107	109
*	Natural Grocers by Vitamin Cottage Inc.	3,800	107
*	El Pollo Loco Holdings Inc.	5,335	107
*	Empire Resorts Inc.	13,479	105
	AH Belo Corp. Class A	9,735	101
*	Carrols Restaurant Group Inc.	13,226	101
*	Dex Media Inc.	10,990	99
*	Monarch Casino & Resort Inc.	5,883	98
*	Eldorado Resorts Inc.	23,752	96
	Village Super Market Inc. Class A	3,510	96
	Harte-Hanks Inc.	12,100	94

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	PCM Inc.	9,786	93
*	K12 Inc.	7,500	89
*	hhgregg Inc.	11,539	87
	CSS Industries Inc.	3,040	84
*	Diversified Restaurant Holdings Inc.	16,000	83
	Dover Motorsports Inc.	30,456	79
*	Profire Energy Inc.	34,600	79
*	Autobytel Inc.	6,554	71
*	Emmis Communications Corp. Class A	37,876	71
*	Care.com Inc.	8,532	71
	Town Sports International Holdings Inc.	11,065	66
*,^	Remark Media Inc.	14,727	66
*	YuMe Inc.	12,750	64
*	Aeropostale Inc.	25,300	59
*	Angie's List Inc.	9,190	57
	Bon-Ton Stores Inc.	7,644	57
*	Fairway Group Holdings Corp.	16,200	51
*	Smart & Final Stores Inc.	3,225	51
*	RealNetworks Inc.	7,101	50
*	Luby's Inc.	10,342	47
*	Martha Stewart Living Omnimedia Inc. Class A	10,300	44
*	Radio One Inc.	24,521	41
	Liberator Medical Holdings Inc.	13,600	39
*	Century Casinos Inc.	7,747	39
*	CafePress Inc.	15,789	37
	Ark Restaurants Corp.	1,599	36
*	Mandalay Digital Group Inc.	10,800	36
*	Pizza Inn Holdings Inc.	5,000	35
*	Red Lion Hotels Corp.	5,286	34
	Courier Corp.	2,132	32
*	Dover Saddlery Inc.	6,400	31
*	RLJ Entertainment Inc.	15,629	31
*	Build-A-Bear Workshop Inc.	1,546	31
*	Lakes Entertainment Inc.	4,142	28
*	Pacific Sunwear of California Inc.	12,700	28
	Frisch's Restaurants Inc.	877	23
	TheStreet Inc.	9,130	22
	Beasley Broadcast Group Inc. Class A	4,000	20
*	Liberty Tax Inc.	530	19
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*,^	JC Penney Co. Inc.	2,708	18
*	Everyday Health Inc.	1,095	16
*	Gaiam Inc. Class A	2,251	16
*	Nathan's Famous Inc.	200	16
*	Liquidity Services Inc.	1,900	16
*	RCI Hospitality Holdings Inc.	1,511	15
	Winmark Corp.	163	14
	LiveDeal Inc.	3,600	11
*	Ambassadors Group Inc.	4,034	10
*	Boot Barn Holdings Inc.	550	10
*	Envivio Inc.	6,284	8
*	New York & Co. Inc.	2,966	8
*	Books-A-Million Inc.	4,052	7
*	Gaming Partners International Corp.	800	7
*	Insignia Systems Inc.	1,800	6
	Trans World Entertainment Corp.	1,828	6
*	Perfumania Holdings Inc.	963	6
*	Potbelly Corp.	350	4
*	Cambium Learning Group Inc.	2,620	4
*	Dover Downs Gaming & Entertainment Inc.	3,333	3
*	Cosi Inc.	1,592	3
*	Cubist Pharmaceuticals, Inc. CVR	14,500	2
	Empire Resorts Inc. Rights Exp. 02/02/2015	2,406	2
*	Premier Exhibitions Inc.	2,569	2

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Spark Networks Inc.	400	1
* Local Corp.	1,300	1
* Southern Community Financial Corp	1,940	—
* SPAR Group Inc.	300	—
* Clean Energy Fuels Corp.	54	—
		2,000,432
Financials (11.4%)
Wells Fargo & Co.	3,390,910	185,890
* Berkshire Hathaway Inc. Class B	1,086,140	163,084
JPMorgan Chase & Co.	2,443,517	152,915
Bank of America Corp.	6,705,376	119,959
Citigroup Inc.	1,881,238	101,794
Visa Inc. Class A	322,388	84,530
American Express Co.	676,273	62,920
MasterCard Inc. Class A	655,719	56,497
US Bancorp	1,169,627	52,575
Goldman Sachs Group Inc.	270,413	52,414
American International Group Inc.	915,039	51,251
Simon Property Group Inc.	205,497	37,423
Morgan Stanley	959,571	37,231
MetLife Inc.	594,070	32,133
PNC Financial Services Group Inc.	344,000	31,383
Capital One Financial Corp.	363,426	30,001
Bank of New York Mellon Corp.	735,809	29,852
Prudential Financial Inc.	298,057	26,962
American Tower Corporation	259,065	25,609
BlackRock Inc.	70,164	25,088
ACE Ltd.	205,952	23,660
Charles Schwab Corp.	768,121	23,190
Travelers Cos. Inc.	216,610	22,928
State Street Corp.	259,238	20,350
Marsh & McLennan Cos. Inc.	353,604	20,240
Discover Financial Services	296,420	19,413
Allstate Corp.	274,186	19,262
CME Group Inc.	208,753	18,506
BB&T Corp.	470,515	18,298
Public Storage	95,938	17,734
Aon plc	186,427	17,679
* Berkshire Hathaway Inc. Class A	78	17,628
Aflac Inc.	281,402	17,191
Crown Castle International Corp.	218,334	17,183
Equity Residential	236,557	16,994
Health Care REIT Inc.	214,135	16,204
Ameriprise Financial Inc.	120,664	15,958
Chubb Corp.	154,159	15,951
McGraw Hill Financial Inc.	177,221	15,769
Franklin Resources Inc.	265,819	14,718
SunTrust Banks Inc.	340,806	14,280
Prologis Inc.	326,920	14,067
AvalonBay Communities Inc.	85,801	14,019
Intercontinental Exchange Inc.	63,269	13,874
T. Rowe Price Group Inc.	161,094	13,832
Ventas Inc.	192,398	13,795
HCP Inc.	299,959	13,207
Moody's Corp.	136,380	13,067
Vornado Realty Trust	110,524	13,010
Boston Properties Inc.	100,108	12,883
Weyerhaeuser Co.	345,423	12,397
Hartford Financial Services Group Inc.	282,032	11,758
Host Hotels & Resorts Inc.	494,650	11,758
Invesco Ltd.	282,234	11,154
General Growth Properties Inc.	375,670	10,568
Principal Financial Group Inc.	192,196	9,983
Progressive Corp.	365,890	9,875

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Northern Trust Corp.	146,334	9,863
Lincoln National Corp.	170,753	9,847
M&T Bank Corp.	77,692	9,760
Regions Financial Corp.	899,708	9,501
Essex Property Trust Inc.	41,520	8,578
Loews Corp.	195,683	8,223
Fifth Third Bancorp	396,528	8,079
KeyCorp	571,870	7,949
* Affiliated Managers Group Inc.	36,366	7,718
Macerich Co.	92,155	7,687
SL Green Realty Corp.	62,593	7,450
Realty Income Corp.	145,571	6,945
Annaly Capital Management Inc.	619,567	6,698
Equifax Inc.	79,667	6,443
Kimco Realty Corp.	255,355	6,420
* CBRE Group Inc. Class A	184,556	6,321
* Ally Financial Inc.	266,489	6,294
Western Union Co.	346,410	6,204
FNF Group	172,110	5,929
* Markel Corp.	8,683	5,929
Federal Realty Investment Trust	44,345	5,918
Digital Realty Trust Inc.	88,672	5,879
Unum Group	166,680	5,814
CIT Group Inc.	121,452	5,809
Navient Corp.	268,121	5,794
TD Ameritrade Holding Corp.	161,098	5,764
Comerica Inc.	118,328	5,542
Voya Financial Inc.	128,768	5,457
American Realty Capital Properties Inc.	593,515	5,371
Cincinnati Financial Corp.	101,724	5,272
UDR Inc.	164,649	5,074
American Capital Agency Corp.	230,707	5,036
Plum Creek Timber Co. Inc.	115,913	4,960
Arthur J Gallagher & Co.	104,136	4,903
Raymond James Financial Inc.	83,234	4,768
* Arch Capital Group Ltd.	80,217	4,741
* Alleghany Corp.	10,161	4,710
Willis Group Holdings plc	105,041	4,707
Torchmark Corp.	85,466	4,630
First Republic Bank	88,312	4,603
* E*TRADE Financial Corp.	188,900	4,582
WP Carey Inc.	64,554	4,525
Duke Realty Corp.	223,196	4,509
Jones Lang LaSalle Inc.	29,413	4,410
New York Community Bancorp Inc.	274,997	4,400
Iron Mountain Inc.	113,201	4,376
* Realogy Holdings Corp.	95,591	4,253
Extra Space Storage Inc.	72,140	4,230
Lazard Ltd. Class A	84,250	4,215
Camden Property Trust	56,513	4,173
Alexandria Real Estate Equities Inc.	46,972	4,168
SEI Investments Co.	98,794	3,956
* Signature Bank	31,217	3,932
Reinsurance Group of America Inc. Class A	44,875	3,932
* SVB Financial Group	33,209	3,855
Regency Centers Corp.	60,426	3,854
Everest Re Group Ltd.	22,436	3,821
Kilroy Realty Corp.	54,385	3,756
NASDAQ OMX Group Inc.	77,322	3,708
Mid-America Apartment Communities Inc.	49,236	3,677
DDR Corp.	199,848	3,669
Liberty Property Trust	96,981	3,649
East West Bancorp Inc.	93,750	3,629
Protective Life Corp.	51,821	3,609

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
CBOE Holdings Inc.	56,257	3,568
Apartment Investment & Management Co. Class A	95,630	3,553
PartnerRe Ltd.	30,925	3,529
Huntington Bancshares Inc.	326,304	3,433
WR Berkley Corp.	66,960	3,432
HCC Insurance Holdings Inc.	63,234	3,384
Starwood Property Trust Inc.	145,617	3,384
National Retail Properties Inc.	85,726	3,375
* Liberty Ventures Class A	88,578	3,341
XL Group plc Class A	96,028	3,300
MSCI Inc. Class A	69,548	3,299
Omega Healthcare Investors Inc.	83,285	3,254
Assurant Inc.	46,712	3,197
Axis Capital Holdings Ltd.	62,068	3,171
Hudson City Bancorp Inc.	311,362	3,151
People's United Financial Inc.	202,860	3,079
Eaton Vance Corp.	74,910	3,066
Hospitality Properties Trust	98,225	3,045
Taubman Centers Inc.	39,319	3,005
LaSalle Hotel Properties	73,073	2,957
Spirit Realty Capital Inc.	247,959	2,948
Senior Housing Properties Trust	133,301	2,947
RLJ Lodging Trust	86,471	2,899
* Howard Hughes Corp.	22,115	2,884
PacWest Bancorp	63,334	2,879
American Campus Communities Inc.	68,819	2,846
SLM Corp.	276,721	2,820
NorthStar Asset Management Group Inc.	124,139	2,802
Corrections Corp. of America	76,326	2,774
* Genworth Financial Inc. Class A	324,628	2,759
BioMed Realty Trust Inc.	127,888	2,755
Assured Guaranty Ltd.	105,870	2,752
Equity LifeStyle Properties Inc.	52,202	2,691
American Financial Group Inc.	43,745	2,656
Brown & Brown Inc.	80,560	2,651
Cullen/Frost Bankers Inc.	37,203	2,628
Waddell & Reed Financial Inc. Class A	52,679	2,624
Highwoods Properties Inc.	59,122	2,618
Retail Properties of America Inc.	154,886	2,585
NorthStar Realty Finance Corp.	146,639	2,578
Douglas Emmett Inc.	89,761	2,549
Weingarten Realty Investors	72,228	2,522
Investors Bancorp Inc.	222,493	2,497
City National Corp.	30,814	2,490
LPL Financial Holdings Inc.	55,870	2,489
Home Properties Inc.	37,542	2,463
* Synchrony Financial	81,767	2,433
* Forest City Enterprises Inc. Class A	113,560	2,419
Umpqua Holdings Corp.	142,007	2,416
Prosperity Bancshares Inc.	43,442	2,405
CNO Financial Group Inc.	139,413	2,401
Two Harbors Investment Corp.	239,487	2,400
Legg Mason Inc.	44,338	2,366
Commerce Bancshares Inc.	53,727	2,337
Allied World Assurance Co. Holdings AG	61,347	2,326
* Popular Inc.	68,300	2,326
RenaissanceRe Holdings Ltd.	23,910	2,325
Rayonier Inc.	82,811	2,314
Synovus Financial Corp.	84,779	2,297
* Outfront Media Inc.	84,593	2,270
First American Financial Corp.	66,583	2,257
Validus Holdings Ltd.	54,292	2,256
Old Republic International Corp.	153,747	2,249
CubeSmart	101,130	2,232

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
American Homes 4 Rent Class A	130,560	2,223
Sunstone Hotel Investors Inc.	134,297	2,217
Tanger Factory Outlet Centers Inc.	59,988	2,217
* Strategic Hotels & Resorts Inc.	165,612	2,191
* Equity Commonwealth	84,809	2,177
EPR Properties	37,299	2,150
Chimera Investment Corp.	671,775	2,136
Pebblebrook Hotel Trust	46,638	2,128
Post Properties Inc.	35,872	2,108
Healthcare Trust of America Inc. Class A	78,152	2,105
Radian Group Inc.	124,970	2,090
First Horizon National Corp.	153,820	2,089
Hanover Insurance Group Inc.	29,167	2,080
* MGIC Investment Corp.	222,823	2,077
Columbia Property Trust Inc.	81,788	2,073
CBL & Associates Properties Inc.	106,744	2,073
Federated Investors Inc. Class B	62,461	2,057
* Zillow Inc. Class A	19,058	2,018
StanCorp Financial Group Inc.	28,488	1,990
First Niagara Financial Group Inc.	232,713	1,962
DCT Industrial Trust Inc.	54,585	1,947
* Liberty Broadband Corp.	38,840	1,935
Primerica Inc.	35,649	1,934
Webster Financial Corp.	59,270	1,928
Geo Group Inc.	47,716	1,926
Brixmor Property Group Inc.	77,527	1,926
MFA Financial Inc.	240,755	1,924
Sovran Self Storage Inc.	21,958	1,915
Piedmont Office Realty Trust Inc. Class A	101,305	1,909
DiamondRock Hospitality Co.	128,010	1,904
* PRA Group Inc.	32,840	1,902
Associated Banc-Corp	101,332	1,888
Aspen Insurance Holdings Ltd.	42,998	1,882
* Stifel Financial Corp.	36,035	1,839
BankUnited Inc.	63,392	1,836
Zions Bancorporation	63,872	1,821
Sun Communities Inc.	29,347	1,774
White Mountains Insurance Group Ltd.	2,795	1,761
Washington Prime Group Inc.	102,098	1,758
Healthcare Realty Trust Inc.	63,829	1,744
Gaming and Leisure Properties Inc.	59,237	1,738
ProAssurance Corp.	38,432	1,735
Bank of Hawaii Corp.	29,201	1,732
Colony Financial Inc.	72,084	1,717
Corporate Office Properties Trust	60,306	1,711
Bank of the Ozarks Inc.	44,396	1,683
MarketAxess Holdings Inc.	23,381	1,677
Endurance Specialty Holdings Ltd.	27,926	1,671
Susquehanna Bancshares Inc.	123,536	1,659
Hancock Holding Co.	53,808	1,652
* Texas Capital Bancshares Inc.	29,838	1,621
MB Financial Inc.	48,757	1,602
PrivateBancorp Inc.	47,867	1,599
Janus Capital Group Inc.	98,545	1,590
Kite Realty Group Trust	54,829	1,576
TCF Financial Corp.	98,667	1,568
Fulton Financial Corp.	124,807	1,543
Medical Properties Trust Inc.	111,687	1,539
United Bankshares Inc.	40,968	1,534
UMB Financial Corp.	26,808	1,525
American National Insurance Co.	13,308	1,521
FNB Corp.	114,030	1,519
Ryman Hospitality Properties Inc.	28,606	1,509
Washington Federal Inc.	66,135	1,465

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Harbinger Group Inc.	102,200	1,447
Wintrust Financial Corp.	30,779	1,439
DuPont Fabros Technology Inc.	43,248	1,438
National Health Investors Inc.	20,452	1,431
Symetra Financial Corp.	61,696	1,422
First Industrial Realty Trust Inc.	69,019	1,419
Brandywine Realty Trust	88,642	1,417
Acadia Realty Trust	44,177	1,415
Erie Indemnity Co. Class A	15,393	1,397
Valley National Bancorp	143,726	1,396
* Western Alliance Bancorp	49,203	1,368
American Equity Investment Life Holding Co.	46,816	1,367
Iberiabank Corp.	20,990	1,361
Chesapeake Lodging Trust	36,433	1,356
Santander Consumer USA Holdings Inc.	69,076	1,355
Lexington Realty Trust	122,031	1,340
American Realty Capital Healthcare Trust Inc.	111,901	1,332
* Blackhawk Network Holdings Inc. Class B	35,062	1,321
Glimcher Realty Trust	95,354	1,310
Glacier Bancorp Inc.	46,659	1,296
Financial Engines Inc.	35,089	1,283
BancorpSouth Inc.	56,879	1,280
RLI Corp.	25,674	1,268
Chambers Street Properties	157,058	1,266
EastGroup Properties Inc.	19,813	1,255
Invesco Mortgage Capital Inc.	80,490	1,244
EverBank Financial Corp.	64,727	1,234
Washington REIT	44,103	1,220
Cathay General Bancorp	47,406	1,213
First Financial Bankshares Inc.	40,438	1,208
Alexander & Baldwin Inc.	30,726	1,206
Old National Bancorp	80,928	1,204
WisdomTree Investments Inc.	76,583	1,200
Home BancShares Inc.	37,320	1,200
First Citizens BancShares Inc. Class A	4,717	1,192
Kennedy-Wilson Holdings Inc.	47,083	1,191
* Liberty TripAdvisor Holdings Inc. Class A	44,262	1,191
FirstMerit Corp.	62,837	1,187
Interactive Brokers Group Inc.	40,253	1,174
Mercury General Corp.	20,623	1,169
Hatteras Financial Corp.	63,200	1,165
Trustmark Corp.	47,101	1,156
International Bancshares Corp.	43,038	1,142
New York REIT Inc.	107,264	1,136
Platinum Underwriters Holdings Ltd.	15,395	1,130
Equity One Inc.	44,563	1,130
New Residential Investment Corp.	88,399	1,129
Potlatch Corp.	26,810	1,123
Hudson Pacific Properties Inc.	37,232	1,119
^ AmTrust Financial Services Inc.	19,779	1,113
Community Bank System Inc.	29,068	1,108
Cousins Properties Inc.	96,771	1,105
CVB Financial Corp.	67,693	1,084
Argo Group International Holdings Ltd.	19,422	1,077
Capitol Federal Financial Inc.	84,270	1,077
Kemper Corp.	29,803	1,076
* Trulia Inc.	23,377	1,076
Government Properties Income Trust	46,712	1,075
Columbia Banking System Inc.	38,900	1,074
* Education Realty Trust Inc.	29,345	1,074
Redwood Trust Inc.	54,438	1,072
Pennsylvania REIT	45,628	1,070
NRG Yield Inc. Class A	22,564	1,064
Evercore Partners Inc. Class A	19,971	1,046

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Virtus Investment Partners Inc.	6,059	1,033
Artisan Partners Asset Management Inc. Class A	20,261	1,024
CYS Investments Inc.	116,487	1,016
Pinnacle Financial Partners Inc.	25,653	1,014
Montpelier Re Holdings Ltd.	28,205	1,010
* First Cash Financial Services Inc.	17,973	1,001
Parkway Properties Inc.	54,011	993
* Ocwen Financial Corp.	65,751	993
American Assets Trust Inc.	24,875	990
Horace Mann Educators Corp.	29,770	988
PS Business Parks Inc.	12,391	986
Selective Insurance Group Inc.	35,966	977
National Penn Bancshares Inc.	92,527	974
Empire State Realty Trust Inc.	55,098	969
LTC Properties Inc.	22,167	957
* Enstar Group Ltd.	6,203	948
First Midwest Bancorp Inc.	55,342	947
BOK Financial Corp.	15,740	945
Westamerica Bancorporation	19,112	937
FelCor Lodging Trust Inc.	86,179	932
Home Loan Servicing Solutions Ltd.	47,481	927
Blackstone Mortgage Trust Inc. Class A	30,800	898
PennyMac Mortgage Investment Trust	42,550	897
Astoria Financial Corp.	66,561	889
BGC Partners Inc. Class A	97,162	889
Hersha Hospitality Trust Class A	126,331	888
STAG Industrial Inc.	36,229	888
* FNFV Group	55,831	879
Sabra Health Care REIT Inc.	28,866	877
TFS Financial Corp.	58,652	873
Retail Opportunity Investments Corp.	51,843	870
Sterling Bancorp	60,350	868
South State Corp.	12,696	852
* Hilltop Holdings Inc.	42,528	848
BBCN Bancorp Inc.	58,885	847
* Springleaf Holdings Inc.	22,365	809
Ramco-Gershenson Properties Trust	42,780	802
HFF Inc. Class A	22,257	799
New Senior Investment Group Inc.	48,526	798
Northwest Bancshares Inc.	63,035	790
* Essent Group Ltd.	30,300	779
Summit Hotel Properties Inc.	62,382	776
* Liberty Broadband Corp. Class A	15,395	771
Nelnet Inc. Class A	16,320	756
* MBIA Inc.	79,180	755
* Greenlight Capital Re Ltd. Class A	23,027	752
* LendingClub Corp.	29,684	751
Associated Estates Realty Corp.	31,696	736
First Financial Bancorp	39,216	729
Provident Financial Services Inc.	40,366	729
* Piper Jaffray Cos.	12,482	725
Union Bankshares Corp.	29,955	721
* Encore Capital Group Inc.	16,077	714
WesBanco Inc.	20,476	713
First Commonwealth Financial Corp.	76,608	706
ViewPoint Financial Group Inc.	29,265	698
* Navigators Group Inc.	9,426	691
Capstead Mortgage Corp.	56,164	690
Stewart Information Services Corp.	18,408	682
NBT Bancorp Inc.	25,522	670
Park National Corp.	7,528	666
Starwood Waypoint Residential Trust	25,173	664
Talmer Bancorp Inc. Class A	47,101	661
Infinity Property & Casualty Corp.	8,531	659

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Ambac Financial Group Inc.	26,700	654
Inland Real Estate Corp.	58,947	645
OFG Bancorp	38,284	637
National Bank Holdings Corp. Class A	31,675	615
Gramercy Property Trust Inc.	88,900	613
Wilshire Bancorp Inc.	60,416	612
Ashford Hospitality Trust Inc.	58,255	611
Greenhill & Co. Inc.	13,870	605
* Eagle Bancorp Inc.	16,935	602
CoreSite Realty Corp.	15,397	601
Boston Private Financial Holdings Inc.	44,033	593
* Synergy Resources Corp.	47,095	591
AMERISAFE Inc.	13,891	588
First Merchants Corp.	25,813	587
Franklin Street Properties Corp.	46,951	576
United Community Banks Inc.	30,317	574
* BofI Holding Inc.	7,356	572
Maiden Holdings Ltd.	44,637	571
* iStar Financial Inc.	41,817	571
* Capital Bank Financial Corp.	21,236	569
Physicians Realty Trust	34,052	565
Alexander's Inc.	1,287	563
* First BanCorp	95,671	562
Chatham Lodging Trust	19,385	562
Altisource Residential Corp.	28,494	553
TrustCo Bank Corp. NY	75,516	548
* Investment Technology Group Inc.	26,214	546
National Western Life Insurance Co. Class A	2,004	540
Employers Holdings Inc.	22,686	533
Renasant Corp.	18,408	533
Saul Centers Inc.	9,308	532
Aviv REIT Inc.	15,250	526
City Holding Co.	11,253	524
FBL Financial Group Inc. Class A	8,929	518
Universal Health Realty Income Trust	10,657	513
Independent Bank Corp.	11,788	505
Chemical Financial Corp.	16,352	501
* Paramount Group Inc.	26,933	501
* NMI Holdings Inc. Class A	54,699	499
National General Holdings Corp.	26,700	497
Southside Bancshares Inc.	17,133	495
Oritani Financial Corp.	31,918	492
United Fire Group Inc.	16,523	491
RAIT Financial Trust	63,972	491
Ameris Bancorp	19,124	490
American Capital Mortgage Investment Corp.	26,000	490
Centerstate Banks Inc.	41,016	489
Select Income REIT	20,003	488
Hanmi Financial Corp.	22,358	488
* KCG Holdings Inc. Class A	41,757	486
Lakeland Financial Corp.	11,037	480
* Yadkin Financial Corp.	24,344	478
Resource Capital Corp.	94,843	478
CyrusOne Inc.	17,227	475
Investors Real Estate Trust	57,942	473
CoBiz Financial Inc.	35,515	466
* St. Joe Co.	25,186	463
S&T Bancorp Inc.	15,525	463
Rouse Properties Inc.	24,666	457
Trico Bancshares	18,448	456
* Customers Bancorp Inc.	23,281	453
* First NBC Bank Holding Co.	12,725	448
* World Acceptance Corp.	5,630	447
Cardinal Financial Corp.	22,505	446

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
FXCM Inc. Class A	26,899	446
Terreno Realty Corp.	21,298	439
United Financial Bancorp Inc.	30,405	437
Towne Bank	28,852	436
* Ladder Capital Corp.	22,162	435
Cohen & Steers Inc.	10,278	433
* TESARO Inc.	11,598	431
Safety Insurance Group Inc.	6,722	430
Winthrop Realty Trust	27,169	424
Cash America International Inc.	18,647	422
* Credit Acceptance Corp.	3,083	421
Brookline Bancorp Inc.	41,790	419
AmREIT Inc.	15,683	416
New York Mortgage Trust Inc.	53,818	415
* American Residential Properties Inc.	23,141	407
* Ladenburg Thalmann Financial Services Inc.	102,733	406
* Phoenix Cos. Inc.	5,836	402
* Blue Hills Bancorp Inc.	29,400	399
* Bancorp Inc.	36,539	398
Flushing Financial Corp.	19,219	390
Rexford Industrial Realty Inc.	24,681	388
* Forestar Group Inc.	24,792	382
Community Trust Bancorp Inc.	10,390	380
* Enova International Inc.	17,062	380
Western Asset Mortgage Capital Corp.	25,819	380
Monmouth Real Estate Investment Corp.	34,116	378
* eHealth Inc.	15,100	376
Getty Realty Corp.	20,563	374
Banner Corp.	8,694	374
Meadowbrook Insurance Group Inc.	44,061	373
Cedar Realty Trust Inc.	50,229	369
First Bancorp	19,921	368
Dime Community Bancshares Inc.	22,555	367
* Metro Bancorp Inc.	14,160	367
* Green Dot Corp. Class A	17,770	364
QTS Realty Trust Inc. Class A	10,708	362
* Nationstar Mortgage Holdings Inc.	12,800	361
Apollo Commercial Real Estate Finance Inc.	21,901	358
Simmons First National Corp. Class A	8,764	356
* Safeguard Scientifics Inc.	17,815	353
1st Source Corp.	10,242	351
* PICO Holdings Inc.	18,624	351
Universal Insurance Holdings Inc.	17,161	351
Lakeland Bancorp Inc.	29,932	350
Independent Bank Group Inc.	8,927	349
* Altisource Portfolio Solutions SA	10,289	348
State Bank Financial Corp.	17,249	345
Southwest Bancorp Inc.	19,829	344
First Potomac Realty Trust	27,756	343
Northfield Bancorp Inc.	22,877	339
Hannon Armstrong Sustainable Infrastructure Capital Inc.	23,758	338
Agree Realty Corp.	10,864	338
* Pacific Premier Bancorp Inc.	19,424	337
* Beneficial Mutual Bancorp Inc.	27,348	336
* Flagstar Bancorp Inc.	21,322	335
Independent Bank Corp.	25,654	335
Excel Trust Inc.	24,969	334
Sandy Spring Bancorp Inc.	12,580	328
Apollo Residential Mortgage Inc.	20,724	327
Berkshire Hills Bancorp Inc.	12,121	323
* NewStar Financial Inc.	25,210	323
One Liberty Properties Inc.	13,598	322
GAMCO Investors Inc.	3,601	320
MainSource Financial Group Inc.	15,307	320

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Banc of California Inc.	27,899	320
Federated National Holding Co.	13,100	316
Heritage Oaks Bancorp	37,158	312
OneBeacon Insurance Group Ltd. Class A	19,239	312
* Marcus & Millichap Inc.	9,350	311
WSFS Financial Corp.	4,038	310
First Community Bancshares Inc.	18,846	310
* Global Indemnity plc	10,932	310
BancFirst Corp.	4,860	308
Dynex Capital Inc.	36,717	303
ConnectOne Bancorp Inc.	15,716	299
ServisFirst Bancshares Inc.	8,986	296
Suffolk Bancorp	13,005	295
* TriState Capital Holdings Inc.	28,057	287
Urstadt Biddle Properties Inc. Class A	13,096	287
German American Bancorp Inc.	9,278	283
Tompkins Financial Corp.	5,120	283
Consolidated-Tomoka Land Co.	4,991	279
Preferred Bank	9,976	278
First Financial Corp.	7,806	278
Bryn Mawr Bank Corp.	8,806	276
Univest Corp. of Pennsylvania	13,499	273
Enterprise Financial Services Corp.	13,818	273
Washington Trust Bancorp Inc.	6,773	272
Silver Bay Realty Trust Corp.	16,392	271
Hudson Valley Holding Corp.	9,826	267
* Bridge Capital Holdings	11,811	264
* Walker & Dunlop Inc.	14,791	259
* Hallmark Financial Services Inc.	21,230	257
* Walter Investment Management Corp.	15,409	254
CareTrust REIT Inc.	20,525	253
Ames National Corp.	9,754	253
AG Mortgage Investment Trust Inc.	13,585	252
* Cascade Bancorp	48,588	252
Arlington Asset Investment Corp. Class A	9,400	250
* Farmers Capital Bank Corp.	10,708	249
Citizens & Northern Corp.	12,016	248
* FBR & Co.	10,067	248
United Community Financial Corp.	45,906	247
Anworth Mortgage Asset Corp.	46,900	246
Republic Bancorp Inc. Class A	9,937	246
* Tejon Ranch Co.	8,322	245
* Old Second Bancorp Inc.	45,300	243
Macatawa Bank Corp.	44,642	243
* Citizens Inc. Class A	31,923	243
Moelis & Co. Class A	6,921	242
* Tree.com Inc.	4,965	240
Ashford Hospitality Prime Inc.	13,965	240
* Opus Bank	8,400	238
* Meridian Bancorp Inc.	21,070	236
* First Security Group Inc.	103,642	234
* Atlas Financial Holdings Inc.	14,200	232
* Seacoast Banking Corp. of Florida	16,785	231
Stock Yards Bancorp Inc.	6,823	227
* Sun Bancorp Inc.	11,720	227
United Development Funding IV	12,335	226
First Interstate BancSystem Inc. Class A	8,125	226
* Cowen Group Inc. Class A	46,762	224
* Republic First Bancorp Inc.	58,159	218
* MBT Financial Corp.	43,223	216
* Ezcorp Inc. Class A	18,338	215
Pacific Continental Corp.	15,112	214
* CommunityOne Bancorp	18,671	214
Peoples Bancorp Inc.	8,225	213

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Central Pacific Financial Corp.	9,900	213
ESB Financial Corp.	11,148	211
Resource America Inc. Class A	23,235	210
Westwood Holdings Group Inc.	3,373	209
Bank Mutual Corp.	30,162	207
Heritage Financial Corp.	11,575	203
Great Southern Bancorp Inc.	5,104	202
* State National Cos. Inc.	16,800	201
MicroFinancial Inc.	19,628	200
Gain Capital Holdings Inc.	22,155	200
Gladstone Commercial Corp.	11,598	199
Marlin Business Services Corp.	9,689	199
HCI Group Inc.	4,600	199
Westfield Financial Inc.	26,868	197
Peoples Financial Services Corp.	3,941	196
Capital City Bank Group Inc.	12,449	193
National Bankshares Inc.	6,344	193
Heritage Commerce Corp.	21,758	192
Premier Financial Bancorp Inc.	12,201	190
GFI Group Inc.	34,500	188
BankFinancial Corp.	15,767	187
Owens Realty Mortgage Inc.	12,718	186
* Hampton Roads Bankshares Inc.	110,062	185
Enterprise Bancorp Inc.	7,286	184
First Financial Northwest Inc.	15,135	182
Mercantile Bank Corp.	8,524	179
Guaranty Bancorp	12,389	179
Financial Institutions Inc.	7,107	179
* Pacific Mercantile Bancorp	25,298	178
BNC Bancorp	10,314	178
Trade Street Residential Inc.	22,921	176
Armada Hoffler Properties Inc.	18,554	176
Arrow Financial Corp.	6,391	176
* Naugatuck Valley Financial Corp.	20,361	175
Bank of Kentucky Financial Corp.	3,610	174
Blue Capital Reinsurance Holdings Ltd.	9,734	173
Diamond Hill Investment Group Inc.	1,234	170
First Busey Corp.	25,800	168
United Insurance Holdings Corp.	7,628	167
Heartland Financial USA Inc.	6,154	167
* INTL. FCStone Inc.	8,101	167
Campus Crest Communities Inc.	22,700	166
* SWS Group Inc.	23,235	161
Sotherly Hotels Inc.	21,370	160
CNB Financial Corp.	8,629	160
Independence Holding Co.	11,385	159
Merchants Bancshares Inc.	5,163	158
* Xoom Corp.	9,000	158
Whitestone REIT	10,400	157
West Bancorporation Inc.	9,152	156
* Square 1 Financial Inc. Class A	6,147	152
* NewBridge Bancorp	17,065	149
California First National Bancorp	10,384	148
Fidelity & Guaranty Life	6,100	148
Independence Realty Trust Inc.	15,612	145
State Auto Financial Corp.	6,441	143
Bluerock Residential Growth REIT Inc. Class A	11,410	142
EMC Insurance Group Inc.	3,988	141
* Heritage Insurance Holdings Inc.	7,214	140
Waterstone Financial Inc.	10,594	139
* Tiptree Financial Inc. Class A	17,164	139
ESSA Bancorp Inc.	11,543	139
Arbor Realty Trust Inc.	20,433	138
* Performant Financial Corp.	20,800	138

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	MoneyGram International Inc.	15,085	137
	Pzena Investment Management Inc. Class A	14,284	135
	First Bancorp Inc.	7,436	135
	Orchid Island Capital Inc.	10,200	133
	Peapack Gladstone Financial Corp.	7,136	132
	Camden National Corp.	3,245	129
	Oppenheimer Holdings Inc. Class A	5,519	128
	QCR Holdings Inc.	7,047	127
	RCS Capital Corp. Class A	10,301	126
	Intervest Bancshares Corp. Class A	12,535	126
	Horizon Bancorp	4,760	124
*	Altisource Asset Management Corp.	400	124
	First Defiance Financial Corp.	3,612	123
*	JG Wentworth Co. Class A	11,499	123
*	RMG Networks Holding Corp.	97,600	122
	Cherry Hill Mortgage Investment Corp.	6,580	122
	First Citizens Banc Corp.	11,800	122
	Preferred Apartment Communities Inc. Class A	13,165	120
	OceanFirst Financial Corp.	6,912	118
*	Internet Patents Corp.	43,096	118
*,^	Doral Financial Corp.	29,800	118
	Penns Woods Bancorp Inc.	2,387	118
*	First Marblehead Corp.	19,724	117
	CatchMark Timber Trust Inc. Class A	10,345	117
	First of Long Island Corp.	4,067	115
	Northrim BanCorp Inc.	4,388	115
	RE/MAX Holdings Inc.	3,321	114
	UMH Properties Inc.	11,700	112
*	American River Bankshares	11,752	111
*	Consumer Portfolio Services Inc.	14,900	110
*	Imperial Holdings Inc.	16,584	108
	First Internet Bancorp	6,435	108
	Pulaski Financial Corp.	8,623	106
*	Great Western Bancorp Inc.	4,651	106
	Territorial Bancorp Inc.	4,784	103
	Wheeler REIT Inc.	26,012	103
	Old Point Financial Corp.	6,842	103
	Donegal Group Inc. Class A	6,422	103
	Access National Corp.	5,974	101
*	Atlantic Coast Financial Corp.	24,886	99
	Ares Commercial Real Estate Corp.	8,600	99
*	PennyMac Financial Services Inc. Class A	5,650	98
	Monarch Financial Holdings Inc.	7,045	97
	Five Oaks Investment Corp.	8,913	96
*	BBX Capital Corp.	5,830	96
	Provident Financial Holdings Inc.	6,338	96
	Chemung Financial Corp.	3,453	96
*	Coastway Bancorp Inc.	8,210	95
*	Liberty Broadband Rights Expire 1/09/2015	9,807	93
*	HomeTrust Bancshares Inc.	5,580	93
	Fidelity Southern Corp.	5,719	92
	Hennessy Advisors Inc.	4,200	92
	Sierra Bancorp	5,207	91
	CIFC Corp.	11,048	91
*	BSB Bancorp Inc.	4,902	91
	Old Line Bancshares Inc.	5,764	91
	National Interstate Corp.	3,053	91
	Reis Inc.	3,475	91
	Fox Chase Bancorp Inc.	5,447	91
	Baylake Corp.	7,220	90
	Silvercrest Asset Management Group Inc. Class A	5,759	90
*	Westbury Bancorp Inc.	5,422	89
	Summit State Bank	6,266	86
	Century Bancorp Inc. Class A	2,107	84

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
First Bancshares Inc.	5,700	83
* Actinium Pharmaceuticals Inc.	13,861	82
AmeriServ Financial Inc.	25,974	82
* First Bank	12,958	81
American National Bankshares Inc.	3,239	80
JAVELIN Mortgage Investment Corp.	7,500	78
Baldwin & Lyons Inc.	2,995	77
First Connecticut Bancorp Inc.	4,669	76
Simplicity Bancorp Inc.	4,371	75
Bridge Bancorp Inc.	2,802	75
JMP Group LLC	9,836	75
Bank of Marin Bancorp	1,395	73
Parke Bancorp Inc.	6,215	71
STORE Capital Corp.	3,263	71
* Southern First Bancshares Inc.	4,300	70
Park Sterling Corp.	9,477	70
* HMN Financial Inc.	5,600	69
Cape Bancorp Inc.	7,322	69
Charter Financial Corp.	5,978	68
NB&T Financial Group Inc.	2,100	67
Clifton Bancorp Inc.	4,802	65
MutualFirst Financial Inc.	2,926	64
* Franklin Financial Corp.	3,011	64
Atlantic American Corp.	15,700	63
* Ashford Inc.	669	63
Home Bancorp Inc.	2,733	63
Mack-Cali Realty Corp.	3,282	63
Kansas City Life Insurance Co.	1,298	62
* ASB Bancorp Inc.	2,902	60
Investors Title Co.	812	59
Ameriana Bancorp	3,378	59
Bank of Commerce Holdings	9,795	58
* Power REIT	7,088	58
* FCB Financial Holdings Inc. Class A	2,314	57
MidSouth Bancorp Inc.	3,241	56
2 Federal Agricultural Mortgage Corp.	1,811	55
* Regional Management Corp.	3,319	52
HopFed Bancorp Inc.	4,115	52
* First United Corp.	5,917	51
HomeStreet Inc.	2,800	49
Northeast Community Bancorp Inc.	6,642	48
Bar Harbor Bankshares	1,497	48
* Furiex Pharmaceuticals Inc. CVR	4,885	48
Ellington Residential Mortgage REIT	2,900	47
* Polonia Bancorp Inc.	4,500	47
* Southcoast Financial Corp.	6,567	46
* AV Homes Inc.	3,128	46
United Bancorp Inc.	5,233	43
* Orrstown Financial Services Inc.	2,523	43
Peoples Federal Bancshares Inc.	1,800	41
Community West Bancshares	5,700	39
Manning & Napier Inc.	2,760	38
United Bancshares Inc.	2,600	38
First Savings Financial Group Inc.	1,413	37
Cheviot Financial Corp.	2,571	37
IF Bancorp Inc.	2,200	36
* Eastern Virginia Bankshares Inc.	5,342	35
Meta Financial Group Inc.	976	34
Hingham Institution for Savings	378	33
* Asta Funding Inc.	3,563	31
* Shore Bancshares Inc.	3,301	31
Bank of South Carolina Corp.	1,875	28
* HealthEquity Inc.	1,074	27
2 Federal Agricultural Mortgage Corp. Class A	1,200	27

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* First Acceptance Corp.	10,492	27
* First Capital Bancorp Inc.	6,000	26
Stonegate Bank	866	26
Heritage Financial Group Inc.	955	25
SI Financial Group Inc.	2,146	24
River Valley Bancorp	980	21
ZAIS Financial Corp.	1,200	21
Alliance Bancorp Inc. of Pennsylvania	1,100	20
Newcastle Investment Corp.	4,326	19
Gladstone Land Corp.	1,800	19
Salisbury Bancorp Inc.	698	19
MidWestOne Financial Group Inc.	642	18
* Hemisphere Media Group Inc.	1,300	18
* CU Bancorp	800	17
United Community Bancorp	1,400	16
C&F Financial Corp.	395	16
* Riverview Bancorp Inc.	3,447	15
Mackinac Financial Corp.	1,271	15
* 1347 Property Insurance Holdings Inc.	1,800	14
Northeast Bancorp	1,451	14
* Kearny Financial Corp.	1,000	14
Calamos Asset Management Inc. Class A	1,000	13
Middleburg Financial Corp.	698	13
HMG/Courtland Properties Inc.	999	12
* Transcontinental Realty Investors Inc.	1,046	11
* Maui Land & Pineapple Co. Inc.	1,499	9
* On Deck Capital Inc.	373	8
Athens Bancshares Corp.	300	8
* CMS Bancorp Inc.	600	8
Madison County Financial Inc.	368	7
SB Financial Group Inc.	700	7
* Malvern Bancorp Inc.	500	6
* Cordia Bancorp Inc.	1,200	5
* Citizens First Corp.	400	5
WVS Financial Corp.	400	4
US Global Investors Inc. Class A	1,353	4
Investar Holding Corp.	300	4
* Hamilton Bancorp Inc.	300	4
* Carolina Bank Holdings Inc.	400	4
Citizens Community Bancorp Inc.	400	4
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,141	2
* Atlanticus Holdings Corp.	758	2
* Ambit Biosciences Corp. CVR Rights	1,900	1
Home Federal Bancorp Inc.	55	1
* Carolina Trust Bank	100	1
* Royal Bancshares of Pennsylvania Inc.	217	—
ARMOUR Residential REIT Inc.	43	—
* Valley National Bancorp Warrants Exp. 6/30/2015	570	—
* Allen Organ Co. Escrow Shares	1,400	—
		2,820,561
Health Care (7.9%)
Johnson & Johnson	1,829,647	191,326
Pfizer Inc.	4,118,423	128,289
Merck & Co. Inc.	1,863,457	105,826
* Gilead Sciences Inc.	986,135	92,953
Amgen Inc.	496,639	79,110
AbbVie Inc.	989,110	64,727
Bristol-Myers Squibb Co.	1,083,945	63,985
UnitedHealth Group Inc.	627,325	63,416
* Celgene Corp.	522,760	58,476
* Biogen Idec Inc.	154,379	52,404
Medtronic Inc.	643,374	46,452
Eli Lilly & Co.	654,973	45,187
* Actavis plc	173,258	44,598

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Abbott Laboratories	983,136	44,261
Allergan Inc.	194,717	41,395
* Express Scripts Holding Co.	479,743	40,620
Thermo Fisher Scientific Inc.	261,172	32,722
Covidien plc	280,595	28,699
Baxter International Inc.	354,151	25,956
* Alexion Pharmaceuticals Inc.	129,360	23,935
* Anthem Inc.	176,479	22,178
Aetna Inc.	229,850	20,418
* Regeneron Pharmaceuticals Inc.	48,853	20,042
Stryker Corp.	210,175	19,826
* Vertex Pharmaceuticals Inc.	157,218	18,678
Cigna Corp.	171,025	17,600
Becton Dickinson and Co.	125,466	17,460
* Illumina Inc.	92,824	17,133
* HCA Holdings Inc.	212,072	15,564
Perrigo Co. plc	91,441	15,285
Humana Inc.	100,193	14,391
Zoetis Inc.	327,760	14,104
* Mylan Inc.	244,541	13,785
Zimmer Holdings Inc.	110,503	12,533
* Intuitive Surgical Inc.	23,551	12,457
St. Jude Medical Inc.	186,090	12,101
* Boston Scientific Corp.	866,764	11,485
* DaVita HealthCare Partners Inc.	133,366	10,101
* Edwards Lifesciences Corp.	69,407	8,841
* BioMarin Pharmaceutical Inc.	96,240	8,700
CR Bard Inc.	48,859	8,141
* CareFusion Corp.	132,623	7,870
* Henry Schein Inc.	55,560	7,565
* Mallinckrodt plc	75,962	7,523
* Incyte Corp.	99,105	7,246
* Endo International plc	95,460	6,885
* Hospira Inc.	110,369	6,760
Universal Health Services Inc. Class B	60,089	6,686
Quest Diagnostics Inc.	94,453	6,334
* Jazz Pharmaceuticals plc	37,464	6,134
* Laboratory Corp. of America Holdings	55,522	5,991
* Waters Corp.	52,212	5,885
* Varian Medical Systems Inc.	65,321	5,651
* Alkermes plc	95,403	5,587
ResMed Inc.	91,729	5,142
Cooper Cos. Inc.	31,334	5,079
* Cubist Pharmaceuticals Inc.	49,572	4,989
DENTSPLY International Inc.	92,816	4,944
* Pharmacyclics Inc.	39,407	4,818
* Isis Pharmaceuticals Inc.	77,089	4,759
* Medivation Inc.	47,719	4,753
* IDEXX Laboratories Inc.	31,139	4,617
* Salix Pharmaceuticals Ltd.	39,571	4,548
* Brookdale Senior Living Inc.	119,049	4,366
* MEDNAX Inc.	65,584	4,336
* Hologic Inc.	154,442	4,130
* Community Health Systems Inc.	71,914	3,878
* Alnylam Pharmaceuticals Inc.	39,938	3,874
* Covance Inc.	37,021	3,844
* United Therapeutics Corp.	29,361	3,802
* Centene Corp.	34,547	3,588
* Tenet Healthcare Corp.	64,057	3,246
* Puma Biotechnology Inc.	16,773	3,175
* Sirona Dental Systems Inc.	36,171	3,160
Teleflex Inc.	27,127	3,115
* Envision Healthcare Holdings Inc.	84,004	2,914
Patterson Cos. Inc.	57,969	2,788

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Quintiles Transnational Holdings Inc.	45,966	2,706
*	Health Net Inc.	49,954	2,674
*	Team Health Holdings Inc.	46,278	2,662
*	DexCom Inc.	46,919	2,583
	STERIS Corp.	38,937	2,525
*	Align Technology Inc.	44,915	2,511
*	Cepheid	46,281	2,506
	West Pharmaceutical Services Inc.	46,431	2,472
*	WellCare Health Plans Inc.	28,771	2,361
*	NPS Pharmaceuticals Inc.	63,360	2,266
	Bio-Techne Corp.	24,474	2,261
*	LifePoint Hospitals Inc.	29,687	2,135
*	Avanir Pharmaceuticals Inc.	124,187	2,105
	HealthSouth Corp.	54,498	2,096
*	Seattle Genetics Inc.	64,777	2,081
*	PAREXEL International Corp.	36,120	2,007
*	Pacira Pharmaceuticals Inc.	22,391	1,985
*	Alere Inc.	52,076	1,979
*	Receptos Inc.	16,152	1,979
*	Charles River Laboratories International Inc.	30,700	1,954
*	Acadia Healthcare Co. Inc.	29,600	1,812
*	Agios Pharmaceuticals Inc.	15,646	1,753
	Hill-Rom Holdings Inc.	37,981	1,733
*	Akorn Inc.	47,727	1,728
*	Amsurg Corp.	31,441	1,721
*	Insulet Corp.	36,991	1,704
*	ACADIA Pharmaceuticals Inc.	52,203	1,657
*,^	Myriad Genetics Inc.	48,176	1,641
*	Bio-Rad Laboratories Inc. Class A	13,420	1,618
*	Exact Sciences Corp.	56,429	1,548
*,^	OPKO Health Inc.	153,060	1,529
*	Bluebird Bio Inc.	16,510	1,514
*	NuVasive Inc.	31,176	1,470
	Owens & Minor Inc.	41,665	1,463
*	Impax Laboratories Inc.	44,182	1,400
*	Halyard Health Inc.	30,563	1,390
	Healthcare Services Group Inc.	43,925	1,359
*	Synageva BioPharma Corp.	14,395	1,336
*	Nektar Therapeutics	84,003	1,302
*	Bruker Corp.	66,190	1,299
*	Haemonetics Corp.	34,002	1,272
*	Ironwood Pharmaceuticals Inc. Class A	80,878	1,239
*	Celldex Therapeutics Inc.	66,947	1,222
*	HMS Holdings Corp.	57,712	1,220
*	Neurocrine Biosciences Inc.	54,100	1,209
*	Thoratec Corp.	37,073	1,203
*	Prestige Brands Holdings Inc.	34,379	1,194
*	Dyax Corp.	84,756	1,192
*	Molina Healthcare Inc.	22,156	1,186
*	Medicines Co.	42,767	1,183
*	Magellan Health Inc.	18,946	1,137
*	Auxilium Pharmaceuticals Inc.	32,959	1,133
*	Neogen Corp.	22,782	1,130
*	Spectranetics Corp.	31,726	1,097
*	Acorda Therapeutics Inc.	26,691	1,091
*	Novavax Inc.	173,315	1,028
*	Air Methods Corp.	23,135	1,019
*	Globus Medical Inc.	42,239	1,004
*	Keryx Biopharmaceuticals Inc.	69,117	978
*,^	MannKind Corp.	184,118	960
	Abaxis Inc.	16,512	938
*	Cyberonics Inc.	16,647	927
*	ABIOMED Inc.	24,341	926
*	ARIAD Pharmaceuticals Inc.	133,456	917

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Cantel Medical Corp.	21,005	909
*	Wright Medical Group Inc.	33,552	902
	CONMED Corp.	19,309	868
*	Merrimack Pharmaceuticals Inc.	76,689	867
	Select Medical Holdings Corp.	58,555	843
*	Achillion Pharmaceuticals Inc.	67,103	822
*	Catalent Inc.	29,226	815
*	Intercept Pharmaceuticals Inc.	5,067	790
*,^	Intrexon Corp.	28,385	781
*	Halozyme Therapeutics Inc.	80,018	772
*	Endologix Inc.	50,416	771
*	Omnicell Inc.	23,211	769
*	PTC Therapeutics Inc.	14,733	763
*	Natus Medical Inc.	20,931	754
*	HeartWare International Inc.	10,236	752
	Kindred Healthcare Inc.	40,765	741
*	Foster Wheeler AG	54,451	724
*	Integra LifeSciences Holdings Corp.	13,262	719
*	Tornier NV	28,093	716
	Analogic Corp.	8,180	692
*	Ligand Pharmaceuticals Inc.	12,919	687
*	Chimerix Inc.	17,022	685
	PDL BioPharma Inc.	85,806	662
*	Anacor Pharmaceuticals Inc.	20,413	658
*	Clovis Oncology Inc.	11,737	657
*	Masimo Corp.	24,933	657
*	Sangamo BioSciences Inc.	43,145	656
*	Lannett Co. Inc.	15,122	648
*	ICU Medical Inc.	7,806	639
*	Depomed Inc.	38,861	626
*	BioCryst Pharmaceuticals Inc.	50,323	612
*	Arena Pharmaceuticals Inc.	176,219	611
*	Horizon Pharma plc	47,168	608
*	Portola Pharmaceuticals Inc.	21,325	604
*	Quidel Corp.	20,812	602
*	AMAG Pharmaceuticals Inc.	14,059	599
*	NxStage Medical Inc.	32,746	587
*	Raptor Pharmaceutical Corp.	55,423	583
*	MiMedx Group Inc.	50,165	578
*	Zeltiq Aesthetics Inc.	20,538	573
*	Bio-Reference Laboratories Inc.	17,826	573
*	Omeros Corp.	22,370	554
*	Array BioPharma Inc.	116,960	553
*	Amicus Therapeutics Inc.	66,169	551
*	Capital Senior Living Corp.	20,780	518
*	Amedisys Inc.	17,343	509
*	Vanda Pharmaceuticals Inc.	35,307	506
*	NewLink Genetics Corp.	12,704	505
*	Ophthotech Corp.	11,189	502
*	Progenics Pharmaceuticals Inc.	65,800	497
*	MacroGenics Inc.	13,937	489
*	Ultragenyx Pharmaceutical Inc.	10,991	482
*	Merit Medical Systems Inc.	27,628	479
*	Healthways Inc.	23,879	475
	Meridian Bioscience Inc.	28,745	473
*,^	Orexigen Therapeutics Inc.	77,775	471
*	HealthStream Inc.	15,923	469
*	Emergent Biosolutions Inc.	17,139	467
*	Hanger Inc.	21,166	464
*,^	Organovo Holdings Inc.	63,912	463
*	BioScrip Inc.	66,077	462
*	Cardiovascular Systems Inc.	15,233	458
*	Geron Corp.	140,600	457
*	Dynavax Technologies Corp.	27,077	457

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Luminex Corp.	24,212	454
*,^	Inovio Pharmaceuticals Inc.	49,399	453
*	Tetraphase Pharmaceuticals Inc.	11,400	453
*	Cempra Inc.	19,191	451
*	Universal American Corp.	48,528	450
*	Fluidigm Corp.	13,331	450
*	PharMerica Corp.	21,176	439
	Ensign Group Inc.	9,870	438
*	XenoPort Inc.	49,931	438
*	Gentiva Health Services Inc.	22,578	430
*	TG Therapeutics Inc.	27,012	428
*	TherapeuticsMD Inc.	95,457	425
*	Pacific Biosciences of California Inc.	53,898	423
*	Rockwell Medical Inc.	40,599	417
*	Momenta Pharmaceuticals Inc.	34,498	415
*	Anika Therapeutics Inc.	10,041	409
	US Physical Therapy Inc.	9,706	407
*	IPC The Hospitalist Co. Inc.	8,690	399
*	Acceleron Pharma Inc.	10,170	396
*	Cynosure Inc. Class A	14,058	385
*	Accuray Inc.	50,696	383
*	Volcano Corp.	21,300	381
*	CorVel Corp.	10,154	378
*	SciClone Pharmaceuticals Inc.	42,879	376
*	Cerus Corp.	57,895	361
*	OraSure Technologies Inc.	35,479	360
*	Infinity Pharmaceuticals Inc.	21,200	358
*,^	Unilife Corp.	106,590	357
*	Radius Health Inc.	9,000	350
*	Insys Therapeutics Inc.	8,221	347
*	Sequenom Inc.	92,513	342
*	KYTHERA Biopharmaceuticals Inc.	9,751	338
*	Repligen Corp.	17,009	337
*	Alder Biopharmaceuticals Inc.	11,556	336
	National Healthcare Corp.	5,271	331
*	Orthofix International NV	10,970	330
*	Kite Pharma Inc.	5,550	320
*	Affymetrix Inc.	31,942	315
*	AngioDynamics Inc.	16,480	313
*	CTI BioPharma Corp.	130,632	308
*	Insmed Inc.	19,914	308
*	BioDelivery Sciences International Inc.	25,600	308
*,^	ZIOPHARM Oncology Inc.	60,595	307
*	Immunomedics Inc.	63,470	305
*	Epizyme Inc.	16,126	304
*	VWR Corp.	11,539	299
*	XOMA Corp.	82,233	295
*,^	Accelerate Diagnostics Inc.	15,320	294
*	Karyopharm Therapeutics Inc.	7,811	292
*	OncoMed Pharmaceuticals Inc.	13,252	288
*	Pernix Therapeutics Holdings Inc.	30,676	288
*	Rigel Pharmaceuticals Inc.	124,761	283
*	Spectrum Pharmaceuticals Inc.	40,374	280
*	Bio-Path Holdings Inc.	105,080	280
*	Genomic Health Inc.	8,451	270
*	GenMark Diagnostics Inc.	19,800	269
*	Albany Molecular Research Inc.	16,457	268
*	Vital Therapies Inc.	10,741	268
*	Sagent Pharmaceuticals Inc.	10,655	268
*	Neuralstem Inc.	97,820	266
^	Theravance Inc.	18,726	265
*	RadNet Inc.	30,936	264
*	Triple-S Management Corp. Class B	10,944	262
*	ANI Pharmaceuticals Inc.	4,569	258

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	ImmunoGen Inc.	41,088	251
*	LHC Group Inc.	8,033	250
*	Harvard Bioscience Inc.	44,129	250
	CryoLife Inc.	22,066	250
*	Regulus Therapeutics Inc.	15,369	247
*	Lexicon Pharmaceuticals Inc.	266,100	242
	Atrion Corp.	694	236
*	AtriCure Inc.	11,667	233
*	Aegerion Pharmaceuticals Inc.	11,004	230
*	Osiris Therapeutics Inc.	14,382	230
*	Aerie Pharmaceuticals Inc.	7,588	222
*	IsoRay Inc.	151,400	221
*	Corcept Therapeutics Inc.	72,398	217
*	Targacept Inc.	81,900	215
*	Theravance Biopharma Inc.	14,321	214
*	Relypsa Inc.	6,900	213
*	Coronado Biosciences Inc.	86,400	211
*	PharmAthene Inc.	113,000	205
*	OvaScience Inc.	4,600	203
*	Tenax Therapeutics Inc.	51,000	196
*,^	EnteroMedics Inc.	136,882	194
*	STAAR Surgical Co.	21,070	192
*	Peregrine Pharmaceuticals Inc.	136,113	189
*,^	Foundation Medicine Inc.	8,362	186
*	Auspex Pharmaceuticals Inc.	3,512	184
	Invacare Corp.	10,600	178
*	Alphatec Holdings Inc.	124,042	175
*	LDR Holding Corp.	5,184	170
*	BioTelemetry Inc.	16,900	170
*	RTI Surgical Inc.	31,405	163
*	Hyperion Therapeutics Inc.	6,744	162
*	Five Prime Therapeutics Inc.	5,900	159
*	Enanta Pharmaceuticals Inc.	3,084	157
*	ArQule Inc.	127,304	155
*	Sarepta Therapeutics Inc.	10,229	148
*	Enzo Biochem Inc.	33,179	147
*	Surgical Care Affiliates Inc.	4,363	147
*	CytRx Corp.	53,516	147
*	SurModics Inc.	6,580	145
*	Agenus Inc.	36,100	143
*	Aratana Therapeutics Inc.	8,000	143
*	Sunesis Pharmaceuticals Inc.	55,000	140
*	AVEO Pharmaceuticals Inc.	162,900	137
*	Exactech Inc.	5,675	134
*	Supernus Pharmaceuticals Inc.	16,038	133
*	Vascular Solutions Inc.	4,850	132
*	Endocyte Inc.	20,435	129
*	AcelRx Pharmaceuticals Inc.	18,922	127
*	POZEN Inc.	15,678	125
*,^	Northwest Biotherapeutics Inc.	23,206	124
*	Xencor Inc.	7,699	123
*	BioSpecifics Technologies Corp.	3,192	123
*	Catalyst Pharmaceutical Partners Inc.	41,027	122
*	Akebia Therapeutics Inc.	10,366	121
*	KaloBios Pharmaceuticals Inc.	64,989	112
*	Zogenix Inc.	80,925	111
*	Provectus Biopharmaceuticals Inc. Class A	137,900	110
*	Verastem Inc.	11,804	108
*	Derma Sciences Inc.	11,400	106
*	NeoGenomics Inc.	24,938	104
*	Biolase Inc.	38,372	101
*	Vical Inc.	95,327	100
*,^	Galena Biopharma Inc.	65,500	99
	Psychemedics Corp.	6,475	98

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Almost Family Inc.	3,364	97
*	NanoViricides Inc.	35,338	96
*	BioTime Inc.	25,678	96
*	pSivida Corp.	22,454	92
*	Cesca Therapeutics Inc.	88,110	90
*	IGI Laboratories Inc.	10,200	90
*	Paratek Pharmaceuticals Inc.	2,321	89
*	Alliance HealthCare Services Inc.	4,155	87
*	Alimera Sciences Inc.	15,622	87
*	VIVUS Inc.	29,833	86
*	Retrophin Inc.	6,980	85
*	NanoString Technologies Inc.	6,079	85
*	PhotoMedex Inc.	52,800	81
*	Durect Corp.	102,232	81
*	Immune Design Corp.	2,600	80
*	Rexahn Pharmaceuticals Inc.	112,317	79
*	Heron Therapeutics Inc.	7,800	78
*	iBio Inc.	113,000	77
*	Esperion Therapeutics Inc.	1,900	77
*	Revance Therapeutics Inc.	4,325	73
*	Mast Therapeutics Inc.	125,552	70
*	OXiGENE Inc.	40,900	66
*	Pain Therapeutics Inc.	31,144	63
*	MEI Pharma Inc.	14,568	62
*	Sucampo Pharmaceuticals Inc. Class A	4,106	59
*	ERBA Diagnostics Inc.	18,367	58
*	Synthetic Biologics Inc.	38,379	56
*	Addus HomeCare Corp.	2,300	56
*	Cumberland Pharmaceuticals Inc.	9,063	54
*	Mirati Therapeutics Inc.	2,900	54
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	53
*	Inogen Inc.	1,680	53
*	Calithera Biosciences Inc.	2,496	50
*,^	NeoStem Inc.	13,280	50
*	Curis Inc.	32,700	49
	Daxor Corp.	7,259	49
*	Heska Corp.	2,600	47
*	Tandem Diabetes Care Inc.	3,700	47
*	ZS Pharma Inc.	1,042	43
*	Antares Pharma Inc.	16,500	42
*	Vermillion Inc.	20,667	41
*	INC Research Holdings Inc. Class A	1,600	41
*	Applied Genetic Technologies Corp.	1,924	40
*	Five Star Quality Care Inc.	9,634	40
*	Juno Therapeutics Inc.	751	39
*	StemCells Inc.	41,730	39
	Utah Medical Products Inc.	630	38
*	Cara Therapeutics Inc.	3,600	36
*	Otonomy Inc.	1,063	35
*	Nevro Corp.	865	33
*	Hansen Medical Inc.	60,101	33
*	ImmunoCellular Therapeutics Ltd.	45,000	33
*	Bellicum Pharmaceuticals Inc.	1,405	32
*	Apricus Biosciences Inc.	31,988	32
*	Tonix Pharmaceuticals Holding Corp.	5,300	31
*	Idera Pharmaceuticals Inc.	6,600	29
*	Achaogen Inc.	2,200	29
*	Hemispherx Biopharma Inc.	110,190	28
*	Discovery Laboratories Inc.	23,135	27
*	Stereotaxis Inc.	16,212	24
*	Adeptus Health Inc. Class A	640	24
*	Dermira Inc.	1,279	23
	Birner Dental Management Services Inc.	1,499	22
*	Symmetry Surgical Inc.	2,776	22

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Oncothyreon Inc.	11,280	21
* Ardelyx Inc.	1,079	20
* Sage Therapeutics Inc.	542	20
* Trovagene Inc.	4,491	19
* InfuSystems Holdings Inc.	5,850	18
* Cutera Inc.	1,663	18
* Coherus Biosciences Inc.	1,081	18
* Synergy Pharmaceuticals Inc.	5,700	17
* Avalanche Biotechnologies Inc.	319	17
* Cardica Inc.	23,874	17
* Medgenics Inc.	3,150	16
* Skilled Healthcare Group Inc.	1,829	16
* Exelixis Inc.	10,300	15
Digirad Corp.	3,306	14
* Cyclacel Pharmaceuticals Inc.	20,223	14
* Harvard Apparatus Regenerative Technology Inc.	3,750	12
* Bovie Medical Corp.	3,273	12
* Synergetics USA Inc.	2,643	12
* Synta Pharmaceuticals Corp.	4,175	11
* Vision Sciences Inc.	15,510	11
* Repros Therapeutics Inc.	1,081	11
* Neothetics Inc.	1,080	8
* Veracyte Inc.	803	8
* Arrowhead Research Corp.	1,044	8
* Ocular Therapeutix Inc.	320	8
* NovaBay Pharmaceuticals Inc.	11,900	8
* Versartis Inc.	333	7
* Concert Pharmaceuticals Inc.	550	7
* Bioanalytical Systems Inc.	3,300	7
* Omthera Pharmaceuticals Inc. CVR	9,400	6
* Acura Pharmaceuticals Inc.	10,541	5
* Cellular Dynamics International Inc.	700	5
* NuPathe Inc. CVR	6,287	4
* Dicerna Pharmaceuticals Inc.	221	4
* K2M Group Holdings Inc.	100	2
* Response Genetics Inc.	6,029	2
		1,945,463
Industrials (7.5%)
General Electric Co.	6,564,146	165,876
Union Pacific Corp.	581,163	69,234
3M Co.	418,903	68,834
United Technologies Corp.	566,154	65,108
Boeing Co.	419,359	54,508
United Parcel Service Inc. Class B	459,113	51,040
Honeywell International Inc.	486,072	48,568
Accenture plc Class A	410,197	36,635
Caterpillar Inc.	395,694	36,218
Lockheed Martin Corp.	175,529	33,802
Danaher Corp.	389,363	33,372
FedEx Corp.	175,859	30,540
Emerson Electric Co.	453,427	27,990
Automatic Data Processing Inc.	314,464	26,217
General Dynamics Corp.	184,090	25,334
CSX Corp.	653,507	23,677
Precision Castparts Corp.	93,160	22,440
Norfolk Southern Corp.	202,350	22,180
Raytheon Co.	201,552	21,802
Eaton Corp. plc	311,699	21,183
Deere & Co.	234,318	20,730
Illinois Tool Works Inc.	217,194	20,568
Northrop Grumman Corp.	132,040	19,461
TE Connectivity Ltd.	265,834	16,814
Cummins Inc.	113,426	16,353
* LinkedIn Corp. Class A	70,812	16,266

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
PACCAR Inc.	232,053	15,782
Waste Management Inc.	284,373	14,594
Sherwin-Williams Co.	53,338	14,030
Parker-Hannifin Corp.	97,278	12,544
* Tyco International plc	273,481	11,995
Fidelity National Information Services Inc.	186,639	11,609
* Alliance Data Systems Corp.	39,718	11,361
* Fiserv Inc.	159,496	11,319
Ingersoll-Rand plc	174,952	11,090
Amphenol Corp. Class A	202,278	10,885
WW Grainger Inc.	40,205	10,248
Roper Industries Inc.	65,436	10,231
Xerox Corp.	716,184	9,926
Rockwell Automation Inc.	88,749	9,869
Paychex Inc.	213,698	9,866
Agilent Technologies Inc.	217,911	8,921
Kansas City Southern	72,224	8,814
AMETEK Inc.	160,700	8,458
Fastenal Co.	174,668	8,307
Pentair plc	122,098	8,110
Dover Corp.	108,978	7,816
Rockwell Collins Inc.	86,911	7,342
* Stericycle Inc.	55,543	7,281
CH Robinson Worldwide Inc.	96,240	7,207
Pall Corp.	69,783	7,063
* FleetCor Technologies Inc.	46,579	6,927
Textron Inc.	164,297	6,919
* United Rentals Inc.	65,190	6,650
Republic Services Inc. Class A	162,891	6,556
TransDigm Group Inc.	32,861	6,452
L-3 Communications Holdings Inc.	50,739	6,404
* Verisk Analytics Inc. Class A	98,025	6,279
Fluor Corp.	103,013	6,246
Ball Corp.	90,550	6,173
Masco Corp.	233,074	5,873
* Sensata Technologies Holding NV	110,175	5,774
* Mettler-Toledo International Inc.	18,877	5,710
Vulcan Materials Co.	85,561	5,624
Sealed Air Corp.	131,767	5,591
Rock-Tenn Co. Class A	91,590	5,585
Expeditors International of Washington Inc.	121,212	5,407
Flowserve Corp.	89,478	5,353
Towers Watson & Co. Class A	45,991	5,205
Wabtec Corp.	59,871	5,202
JB Hunt Transport Services Inc.	61,031	5,142
Packaging Corp. of America	64,422	5,028
Robert Half International Inc.	85,259	4,977
MeadWestvaco Corp.	110,179	4,891
Cintas Corp.	61,196	4,800
Fortune Brands Home & Security Inc.	103,725	4,696
* Crown Holdings Inc.	90,835	4,624
Martin Marietta Materials Inc.	41,586	4,588
Xylem Inc.	119,544	4,551
* Trimble Navigation Ltd.	169,973	4,511
* Flextronics International Ltd.	386,537	4,321
Valspar Corp.	49,203	4,255
ADT Corp.	113,897	4,126
IDEX Corp.	52,402	4,079
* B/E Aerospace Inc.	68,914	3,998
Acuity Brands Inc.	28,386	3,976
* Spirit AeroSystems Holdings Inc. Class A	92,153	3,966
* Quanta Services Inc.	138,995	3,946
Allison Transmission Holdings Inc.	116,026	3,933
Avnet Inc.	90,491	3,893

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Carlisle Cos. Inc.	42,001	3,790
* Arrow Electronics Inc.	64,713	3,746
Total System Services Inc.	109,817	3,729
* CoStar Group Inc.	20,141	3,699
* Keysight Technologies Inc.	108,955	3,679
Hubbell Inc. Class B	34,019	3,634
Broadridge Financial Solutions Inc.	78,199	3,611
Global Payments Inc.	44,606	3,601
Huntington Ingalls Industries Inc.	31,971	3,595
ManpowerGroup Inc.	52,185	3,557
* Old Dominion Freight Line Inc.	45,264	3,514
Donaldson Co. Inc.	90,481	3,495
Allegion plc	62,958	3,492
Waste Connections Inc.	77,160	3,394
Jack Henry & Associates Inc.	53,977	3,354
* Vantiv Inc. Class A	95,598	3,243
Ryder System Inc.	34,866	3,237
PerkinElmer Inc.	73,958	3,234
* HD Supply Holdings Inc.	108,700	3,206
Lincoln Electric Holdings Inc.	45,724	3,159
Graco Inc.	39,319	3,153
* AECOM Technology Corp.	98,996	3,007
FLIR Systems Inc.	92,722	2,996
Bemis Co. Inc.	65,480	2,960
* Genesee & Wyoming Inc. Class A	32,755	2,945
Sonoco Products Co.	66,832	2,921
* Colfax Corp.	56,597	2,919
* Owens-Illinois Inc.	108,082	2,917
* Graphic Packaging Holding Co.	213,824	2,912
Nordson Corp.	37,070	2,890
* Kirby Corp.	35,410	2,859
Trinity Industries Inc.	102,066	2,859
AO Smith Corp.	50,357	2,841
MDU Resources Group Inc.	120,489	2,832
Lennox International Inc.	28,784	2,737
AptarGroup Inc.	40,642	2,717
* Jacobs Engineering Group Inc.	59,782	2,672
* Hexcel Corp.	63,278	2,625
Owens Corning	73,309	2,625
MSC Industrial Direct Co. Inc. Class A	32,031	2,603
Jabil Circuit Inc.	118,352	2,584
* Zebra Technologies Corp.	33,189	2,569
Oshkosh Corp.	52,121	2,536
* WEX Inc.	25,536	2,526
FEI Co.	27,726	2,505
Alliant Techsystems Inc.	21,023	2,444
* Berry Plastics Group Inc.	77,260	2,438
ITT Corp.	59,907	2,424
* USG Corp.	85,386	2,390
Eagle Materials Inc.	31,214	2,373
Toro Co.	36,400	2,323
MAXIMUS Inc.	42,242	2,317
AGCO Corp.	51,093	2,309
Timken Co.	53,674	2,291
Triumph Group Inc.	34,070	2,290
* Teledyne Technologies Inc.	22,187	2,280
Belden Inc.	28,454	2,242
* Cognex Corp.	54,174	2,239
* WESCO International Inc.	29,199	2,225
CLARCOR Inc.	33,030	2,201
Air Lease Corp. Class A	63,639	2,183
Exelis Inc.	124,198	2,177
Babcock & Wilcox Co.	71,824	2,176
SPX Corp.	25,145	2,160

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Landstar System Inc.	29,643	2,150
World Fuel Services Corp.	44,960	2,110
National Instruments Corp.	66,922	2,081
* Esterline Technologies Corp.	18,894	2,072
Deluxe Corp.	32,754	2,039
Joy Global Inc.	43,524	2,025
Curtiss-Wright Corp.	28,361	2,002
* Generac Holdings Inc.	42,746	1,999
Regal-Beloit Corp.	26,319	1,979
Manitowoc Co. Inc.	88,991	1,967
Terex Corp.	69,214	1,930
EnerSys	30,895	1,907
Woodward Inc.	38,582	1,899
Con-way Inc.	37,825	1,860
EMCOR Group Inc.	41,720	1,856
Kennametal Inc.	51,697	1,850
Valmont Industries Inc.	14,473	1,838
Watsco Inc.	16,933	1,812
Crane Co.	30,813	1,809
* Euronet Worldwide Inc.	32,784	1,800
* Moog Inc. Class A	24,238	1,794
* Genpact Ltd.	93,063	1,762
HEICO Corp. Class A	36,497	1,729
GATX Corp.	29,746	1,712
* CoreLogic Inc.	54,136	1,710
Covanta Holding Corp.	77,304	1,701
* IPG Photonics Corp.	22,400	1,678
* XPO Logistics Inc.	40,578	1,659
* Clean Harbors Inc.	33,984	1,633
* Swift Transportation Co.	56,938	1,630
KBR Inc.	96,033	1,628
* Anixter International Inc.	18,298	1,619
Corporate Executive Board Co.	22,167	1,608
Silgan Holdings Inc.	29,127	1,561
* Louisiana-Pacific Corp.	92,731	1,536
* DigitalGlobe Inc.	49,557	1,535
* Rexnord Corp.	53,090	1,498
* Armstrong World Industries Inc.	29,096	1,487
* Cimpress NV	19,607	1,467
Littelfuse Inc.	15,006	1,451
* KLX Inc.	34,457	1,421
Booz Allen Hamilton Holding Corp.	53,488	1,419
* MWI Veterinary Supply Inc.	8,196	1,393
Knight Transportation Inc.	40,467	1,362
* Knowles Corp.	56,082	1,321
* WageWorks Inc.	20,400	1,317
Mueller Industries Inc.	37,684	1,287
* Sanmina Corp.	53,876	1,268
Vishay Intertechnology Inc.	89,438	1,266
Heartland Payment Systems Inc.	23,058	1,244
Convergys Corp.	60,536	1,233
Barnes Group Inc.	32,335	1,197
Mobile Mini Inc.	29,240	1,185
* Advisory Board Co.	23,892	1,170
UniFirst Corp.	9,378	1,139
Applied Industrial Technologies Inc.	24,978	1,139
Tetra Tech Inc.	42,589	1,137
* Cardtronics Inc.	29,387	1,134
Watts Water Technologies Inc. Class A	17,869	1,134
* Masonite International Corp.	18,392	1,130
* Huron Consulting Group Inc.	16,371	1,120
* NeuStar Inc. Class A	40,159	1,116
MSA Safety Inc.	20,976	1,114
TimkenSteel Corp.	30,037	1,112

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	Actuant Corp. Class A	40,767	1,111
	United Stationers Inc.	26,249	1,107
	Forward Air Corp.	21,446	1,080
*	Outerwall Inc.	14,254	1,072
*	Orbital Sciences Corp.	39,790	1,070
*	Navistar International Corp.	31,944	1,069
*	On Assignment Inc.	31,716	1,053
	Mueller Water Products Inc. Class A	102,158	1,046
	Harsco Corp.	53,415	1,009
*	Veeco Instruments Inc.	28,910	1,008
	Franklin Electric Co. Inc.	26,429	992
	ABM Industries Inc.	34,443	987
*	Coherent Inc.	16,135	980
*	Rogers Corp.	12,000	977
	RBC Bearings Inc.	15,095	974
	TAL International Group Inc.	22,239	969
	Matson Inc.	28,040	968
	Heartland Express Inc.	35,713	965
*	Proto Labs Inc.	14,200	954
	EVERTEC Inc.	42,740	946
*	PHH Corp.	39,373	943
	Simpson Manufacturing Co. Inc.	27,205	941
*	Plexus Corp.	22,723	936
*	MasTec Inc.	40,883	924
*	Benchmark Electronics Inc.	35,435	901
	Werner Enterprises Inc.	28,843	898
*	ExamWorks Group Inc.	21,491	894
	Apogee Enterprises Inc.	20,876	885
*	Hub Group Inc. Class A	23,173	882
*	FTI Consulting Inc.	22,783	880
*	TASER International Inc.	33,165	878
*	TriMas Corp.	27,962	875
*	OSI Systems Inc.	12,359	875
*	EnPro Industries Inc.	13,822	867
	Greenbrier Cos. Inc.	16,081	864
*	Saia Inc.	15,607	864
*	Trex Co. Inc.	20,068	855
	Granite Construction Inc.	22,288	847
	Methode Electronics Inc.	22,836	834
*	Greatbatch Inc.	16,856	831
	Otter Tail Corp.	26,827	831
*	Itron Inc.	19,379	820
	Greif Inc. Class A	17,332	819
*	Meritor Inc.	53,588	812
*	TriNet Group Inc.	25,799	807
	Brady Corp. Class A	29,469	806
*	Boise Cascade Co.	21,637	804
*	Korn/Ferry International	27,692	796
	ArcBest Corp.	16,782	778
	AZZ Inc.	16,492	774
	Brink's Co.	31,582	771
	Tennant Co.	10,572	763
*	LifeLock Inc.	40,914	757
*,^	Ambarella Inc.	14,400	730
	AAR Corp.	26,216	728
	G&K Services Inc. Class A	10,163	720
*	GenCorp Inc.	39,023	714
*	Wabash National Corp.	57,674	713
*	Headwaters Inc.	47,158	707
	Standex International Corp.	8,993	695
	Aircastle Ltd.	32,476	694
	AAON Inc.	30,621	686
	MTS Systems Corp.	8,988	674
	Universal Forest Products Inc.	12,347	657

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Sykes Enterprises Inc.	27,649	649
* Atlas Air Worldwide Holdings Inc.	13,162	649
* Imperva Inc.	13,032	644
* FARO Technologies Inc.	10,277	644
Federal Signal Corp.	41,647	643
* TrueBlue Inc.	28,829	641
ESCO Technologies Inc.	17,180	634
Kaman Corp.	15,791	633
Lindsay Corp.	7,147	613
* Astronics Corp.	10,986	608
Albany International Corp.	15,959	606
CIRCOR International Inc.	9,989	602
Exponent Inc.	7,175	592
H&E Equipment Services Inc.	21,004	590
Cubic Corp.	11,015	580
Encore Wire Corp.	15,150	566
Altra Industrial Motion Corp.	19,888	565
Raven Industries Inc.	22,435	561
* II-VI Inc.	40,912	558
* Universal Display Corp.	19,899	552
Insperity Inc.	16,204	549
* UTi Worldwide Inc.	45,440	548
Sturm Ruger & Co. Inc.	15,687	543
* Wesco Aircraft Holdings Inc.	38,593	540
John Bean Technologies Corp.	16,323	536
Primoris Services Corp.	22,954	533
* Rofin-Sinar Technologies Inc.	18,325	527
Resources Connection Inc.	31,933	525
* Tutor Perini Corp.	21,411	515
Badger Meter Inc.	8,607	511
McGrath RentCorp	13,927	499
Kforce Inc.	20,244	488
* AMN Healthcare Services Inc.	24,806	486
* Aegion Corp. Class A	25,897	482
Sun Hydraulics Corp.	12,172	479
AVX Corp.	34,043	477
* ICF International Inc.	11,385	467
Griffon Corp.	35,054	466
* ExlService Holdings Inc.	16,207	465
US Ecology Inc.	11,545	463
* Engility Holdings Inc.	10,820	463
CTS Corp.	25,355	452
* Rentrak Corp.	6,203	452
* Navigant Consulting Inc.	28,877	444
Quanex Building Products Corp.	23,333	438
* MYR Group Inc.	15,966	437
Park-Ohio Holdings Corp.	6,929	437
* Lydall Inc.	13,206	433
* Team Inc.	10,652	431
Kadant Inc.	9,937	424
Gorman-Rupp Co.	13,137	422
Astec Industries Inc.	10,710	421
* TTM Technologies Inc.	55,652	419
Materion Corp.	11,837	417
* Great Lakes Dredge & Dock Corp.	47,994	411
Comfort Systems USA Inc.	23,968	410
Textainer Group Holdings Ltd.	11,800	405
* Checkpoint Systems Inc.	29,143	400
Celadon Group Inc.	17,274	392
Acacia Research Corp.	22,973	389
Columbus McKinnon Corp.	13,843	388
* ARC Document Solutions Inc.	37,972	388
* NCI Building Systems Inc.	20,628	382
Multi-Color Corp.	6,875	381

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Nortek Inc.	4,571	372
* YRC Worldwide Inc.	16,368	368
* TeleTech Holdings Inc.	15,473	366
* GP Strategies Corp.	10,513	357
Viad Corp.	13,356	356
* Smith & Wesson Holding Corp.	37,397	354
* Thermon Group Holdings Inc.	14,620	354
* Roadrunner Transportation Systems Inc.	14,952	349
Myers Industries Inc.	19,177	338
* DXP Enterprises Inc.	6,657	336
* Dice Holdings Inc.	32,822	329
ManTech International Corp. Class A	10,800	326
* Newport Corp.	16,800	321
American Science & Engineering Inc.	5,972	310
Alamo Group Inc.	6,371	309
Ennis Inc.	22,684	306
Insteel Industries Inc.	12,734	300
* PGT Inc.	30,704	296
* RPX Corp.	21,431	295
* CBIZ Inc.	34,285	293
LB Foster Co. Class A	6,035	293
Hyster-Yale Materials Handling Inc.	3,952	289
* American Woodmark Corp.	7,124	288
Cass Information Systems Inc.	5,399	288
* Maxwell Technologies Inc.	31,497	287
Quad/Graphics Inc.	12,433	285
* Advanced Emissions Solutions Inc.	12,520	285
Marten Transport Ltd.	12,984	284
General Cable Corp.	18,641	278
* Continental Building Products Inc.	15,644	277
Graham Corp.	9,637	277
* EnerNOC Inc.	17,929	277
* Builders FirstSource Inc.	40,184	276
American Railcar Industries Inc.	5,336	275
* Landec Corp.	19,722	272
* Cross Country Healthcare Inc.	21,647	270
VSE Corp.	4,096	270
* Global Cash Access Holdings Inc.	37,664	269
Kelly Services Inc. Class A	15,756	268
Daktronics Inc.	21,381	267
* Kemet Corp.	63,000	265
* AM Castle & Co.	33,079	264
* Fabrinet	14,701	261
* Era Group Inc.	12,077	255
Allied Motion Technologies Inc.	10,545	250
* Air Transport Services Group Inc.	29,058	249
Park Electrochemical Corp.	9,837	245
* Bazaarvoice Inc.	30,457	245
* M/A-COM Technology Solutions Holdings Inc.	7,801	244
* Aerovironment Inc.	8,950	244
* Lionbridge Technologies Inc.	42,174	243
RR Donnelley & Sons Co.	14,288	240
* Patrick Industries Inc.	5,418	238
* USA Truck Inc.	8,261	235
* PAM Transportation Services Inc.	4,524	235
Powell Industries Inc.	4,576	225
Schnitzer Steel Industries Inc.	9,900	223
Landauer Inc.	6,399	218
* Covenant Transportation Group Inc. Class A	8,013	217
* Gibraltar Industries Inc.	13,317	217
* Furmanite Corp.	27,595	216
* ExOne Co.	12,800	215
Electro Rent Corp.	14,869	209
Advanced Drainage Systems Inc.	8,881	204

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	NN Inc.	9,782	201
	Argan Inc.	5,965	201
*	Echo Global Logistics Inc.	6,855	200
*	GrafTech International Ltd.	39,400	199
*	Vicor Corp.	16,344	198
	Kimball International Inc. Class B	21,521	196
	CDI Corp.	11,000	195
*	Kimball Electronics Inc.	16,140	194
	Barrett Business Services Inc.	7,074	194
	Ceco Environmental Corp.	12,444	193
	Douglas Dynamics Inc.	8,604	184
*	InnerWorkings Inc.	23,576	184
*	Capstone Turbine Corp.	247,310	183
*	MicroVision Inc.	104,000	181
*	Ducommun Inc.	6,959	176
	Miller Industries Inc.	8,444	176
*	PowerSecure International Inc.	15,022	175
*	Mistras Group Inc.	9,486	174
*	Layne Christensen Co.	18,208	174
	Eagle Bulk Shipping Inc.	11,776	173
*	UFP Technologies Inc.	6,907	170
*	BTU International Inc.	51,019	168
	FreightCar America Inc.	6,296	166
*	Power Solutions International Inc.	3,202	165
*	CAI International Inc.	6,958	161
*	NVE Corp.	2,268	161
*	Xerium Technologies Inc.	10,010	158
	Houston Wire & Cable Co.	13,216	158
*	Stock Building Supply Holdings Inc.	10,190	156
	Omega Flex Inc.	4,103	155
*	Ply Gem Holdings Inc.	10,864	152
*	Energy Recovery Inc.	28,699	151
*	Willis Lease Finance Corp.	6,897	151
*	CRA International Inc.	4,914	149
*	GSI Group Inc.	9,903	146
*	Rubicon Technology Inc.	31,650	145
	NACCO Industries Inc. Class A	2,423	144
*	Image Sensing Systems Inc.	52,363	139
*	Monster Worldwide Inc.	28,100	130
*	AEP Industries Inc.	2,200	128
*	Paylocity Holding Corp.	4,847	127
*	Vishay Precision Group Inc.	7,362	126
	Universal Truckload Services Inc.	4,425	126
*	Transcat Inc.	12,510	126
*	Northwest Pipe Co.	4,138	125
	Heidrick & Struggles International Inc.	5,360	124
	Twin Disc Inc.	6,195	123
*	Huttig Building Products Inc.	36,478	122
*	Cenveo Inc.	57,102	120
*	SL Industries Inc.	3,000	117
*	General Finance Corp.	11,595	114
	Mesa Laboratories Inc.	1,476	114
*	Lawson Products Inc.	4,228	112
	Crawford & Co. Class B	10,423	107
*	Hill International Inc.	27,630	106
	Lincoln Educational Services Corp.	36,000	102
*	BlueLinx Holdings Inc.	87,277	101
	Global Power Equipment Group Inc.	7,182	99
*	Casella Waste Systems Inc. Class A	24,516	99
	Spartan Motors Inc.	18,288	96
*	Kratos Defense & Security Solutions Inc.	18,934	95
*	Onvia Inc.	18,400	92
*,^	Spherix Inc.	84,600	91
*	Orion Marine Group Inc.	8,211	91

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Quality Distribution Inc.	8,481	90
*	US Concrete Inc.	3,100	88
	Dynamic Materials Corp.	5,484	88
*	Research Frontiers Inc.	16,958	87
*	American Superconductor Corp.	113,196	84
*	Intevac Inc.	10,787	84
	Black Box Corp.	3,400	81
*	Norcraft Cos. Inc.	4,200	81
	Hurco Cos. Inc.	2,292	78
*	LMI Aerospace Inc.	5,487	77
*	Installed Building Products Inc.	4,309	77
	Electro Scientific Industries Inc.	9,583	74
*	Planet Payment Inc.	35,142	73
	Global Brass & Copper Holdings Inc.	5,500	72
*	Orion Energy Systems Inc.	13,048	72
*	FRP Holdings Inc.	1,824	72
*	Sparton Corp.	2,504	71
	LSI Industries Inc.	10,179	69
*	Fuel Tech Inc.	17,544	67
*	Vertex Energy Inc.	16,000	67
*	Ameresco Inc. Class A	9,442	66
*	Key Technology Inc.	5,155	66
*	Control4 Corp.	4,264	66
*	Breeze-Eastern Corp.	6,398	65
*	Franklin Covey Co.	3,286	64
	Bel Fuse Inc. Class B	2,233	61
*	Broadwind Energy Inc.	11,048	60
*	Heritage-Crystal Clean Inc.	4,692	58
	International Shipholding Corp.	3,746	56
*	Air T Inc.	2,182	56
*	CUI Global Inc.	7,433	55
*	Echelon Corp.	32,023	54
	Supreme Industries Inc. Class A	7,400	52
*	Hudson Global Inc.	16,731	52
	Vicon Industries Inc.	27,903	51
*	PRGX Global Inc.	8,704	50
	Universal Technical Institute Inc.	4,800	47
*	Erickson Inc.	5,548	46
	National Research Corp. Class A	3,281	46
*	TRC Cos. Inc.	7,085	45
*,^	Revolution Lighting Technologies Inc.	29,963	40
*	Rand Logistics Inc.	10,069	40
*	Document Security Systems Inc.	85,930	39
*	Magnetek Inc.	948	39
	Richardson Electronics Ltd.	3,681	37
*	Integrated Electrical Services Inc.	4,583	36
*	Sterling Construction Co. Inc.	5,500	35
*	Aspen Aerogels Inc.	4,300	34
*	Information Services Group Inc.	8,116	34
*	Asure Software Inc.	6,100	34
*	Perma-Fix Environmental Services	7,626	33
*	ModusLink Global Solutions Inc.	8,813	33
*	Accuride Corp.	7,300	32
*	StarTek Inc.	3,100	30
	United States Lime & Minerals Inc.	399	29
*	LightPath Technologies Inc. Class A	30,559	28
*	Frequency Electronics Inc.	2,277	26
*	Tecumseh Products Co.	7,905	24
*	Arotech Corp.	10,400	24
*	Continental Materials Corp.	1,477	23
*	American DG Energy Inc.	32,828	20
*	Coast Distribution System Inc.	5,900	19
*	Manitex International Inc.	1,500	19
*	CPI Aerostructures Inc.	1,800	19

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
	SIFCO Industries Inc.	600	18
*	Metalico Inc.	50,676	17
*	Wireless Telecom Group Inc.	5,909	15
	National Research Corp. Class B	413	15
*	UQM Technologies Inc.	18,381	14
	Crawford & Co. Class A	1,640	14
*	IEC Electronics Corp.	2,900	14
	Hardinge Inc.	1,155	14
*	Ultralife Corp.	3,644	11
*	Sharps Compliance Corp.	2,564	11
*	Ballantyne Strong Inc.	2,500	10
*	NAPCO Security Technologies Inc.	2,048	10
*	AMREP Corp.	2,300	9
*	Yodlee Inc.	541	7
*	Sutron Corp.	1,300	7
*	Taylor Devices Inc.	600	6
	Chicago Rivet & Machine Co.	200	6
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	53,188	6
*	API Technologies Corp.	2,700	6
*	CyberOptics Corp.	593	6
*	eMagin Corp.	2,056	5
	Eastern Co.	156	3
	Ecology and Environment Inc.	200	2
	Chicago Bridge & Iron Co. NV	42	2
*	Mattersight Corp.	191	1
*	ClearSign Combustion Corp.	100	1
*	Nuverra Environmental Solutions Inc.	73	—
*	Iteris Inc.	200	—
			1,854,834
Oil & Gas (4.5%)
	Exxon Mobil Corp.	2,767,884	255,891
	Chevron Corp.	1,235,631	138,613
	Schlumberger Ltd.	841,117	71,840
	ConocoPhillips	803,840	55,513
	Kinder Morgan Inc.	1,107,812	46,872
	Occidental Petroleum Corp.	506,904	40,862
	EOG Resources Inc.	357,918	32,954
	Anadarko Petroleum Corp.	330,828	27,293
	Phillips 66	361,848	25,945
	Halliburton Co.	528,346	20,780
	Williams Cos. Inc.	439,742	19,762
	National Oilwell Varco Inc.	281,317	18,435
	Valero Energy Corp.	340,669	16,863
	Marathon Petroleum Corp.	183,153	16,531
	Baker Hughes Inc.	284,442	15,949
	Devon Energy Corp.	254,124	15,555
	Apache Corp.	246,094	15,423
	Pioneer Natural Resources Co.	97,313	14,485
	Hess Corp.	175,835	12,980
	Marathon Oil Corp.	440,940	12,474
	Noble Energy Inc.	236,515	11,218
*	Cheniere Energy Inc.	140,038	9,859
	Cabot Oil & Gas Corp.	272,938	8,082
	EQT Corp.	99,042	7,498
*	Concho Resources Inc.	73,958	7,377
*	FMC Technologies Inc.	153,636	7,196
*	Cameron International Corp.	129,081	6,448
*	Southwestern Energy Co.	231,022	6,305
	Tesoro Corp.	82,555	6,138
	Cimarex Energy Co.	56,926	6,034
	Range Resources Corp.	104,845	5,604
	Murphy Oil Corp.	110,298	5,572
*	Weatherford International plc	454,587	5,205
	HollyFrontier Corp.	129,780	4,864

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
OGE Energy Corp.	130,264	4,622
Helmerich & Payne Inc.	67,266	4,535
Chesapeake Energy Corp.	228,838	4,478
* Whiting Petroleum Corp.	126,968	4,190
^ Transocean Ltd.	224,903	4,123
* Dresser-Rand Group Inc.	50,118	4,100
Oceaneering International Inc.	68,628	4,036
Core Laboratories NV	29,108	3,503
Energen Corp.	47,881	3,053
Noble Corp. plc	170,992	2,833
Targa Resources Corp.	25,044	2,656
QEP Resources Inc.	117,743	2,381
* WPX Energy Inc.	204,366	2,377
* Gulfport Energy Corp.	56,006	2,338
* Continental Resources Inc.	60,882	2,335
Superior Energy Services Inc.	101,255	2,040
SemGroup Corp. Class A	28,142	1,925
* Dril-Quip Inc.	25,036	1,921
Rowan Cos. plc Class A	82,033	1,913
* Diamondback Energy Inc.	31,800	1,901
Western Refining Inc.	49,869	1,884
Patterson-UTI Energy Inc.	109,800	1,822
* NOW Inc.	70,104	1,804
Ensco plc Class A	59,379	1,778
* Oil States International Inc.	35,592	1,740
* Hornbeck Offshore Services Inc.	69,335	1,731
* McDermott International Inc.	581,649	1,693
^ Diamond Offshore Drilling Inc.	44,807	1,645
* Magnum Hunter Resources Corp.	496,823	1,560
PBF Energy Inc. Class A	57,600	1,535
Bristow Group Inc.	22,871	1,505
* Antero Resources Corp.	34,526	1,401
* Helix Energy Solutions Group Inc.	63,225	1,372
Exterran Holdings Inc.	41,670	1,358
* California Resources Corp.	241,981	1,333
W&T Offshore Inc.	174,908	1,284
* Newfield Exploration Co.	43,805	1,188
* Callon Petroleum Co.	212,549	1,158
* Atwood Oceanics Inc.	40,471	1,148
* Carrizo Oil & Gas Inc.	27,442	1,142
* PDC Energy Inc.	27,095	1,118
* Unit Corp.	32,669	1,114
* Rex Energy Corp.	213,388	1,088
* C&J Energy Services Inc.	80,700	1,066
Tidewater Inc.	32,701	1,060
SM Energy Co.	27,083	1,045
Comstock Resources Inc.	149,900	1,021
* Matador Resources Co.	50,424	1,020
* Basic Energy Services Inc.	141,100	989
Delek US Holdings Inc.	36,119	985
* Rice Energy Inc.	45,058	945
* SEACOR Holdings Inc.	12,708	938
* Memorial Resource Development Corp.	50,481	910
EXCO Resources Inc.	412,800	896
* SunPower Corp. Class A	34,339	887
* Abraxas Petroleum Corp.	290,236	853
Denbury Resources Inc.	101,563	826
* Forum Energy Technologies Inc.	39,300	815
Gulfmark Offshore Inc.	32,801	801
CARBO Ceramics Inc.	17,211	689
* Chart Industries Inc.	19,620	671
Pattern Energy Group Inc. Class A	26,630	657
* Key Energy Services Inc.	392,821	656
* Gastar Exploration Inc.	270,080	651

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Flotek Industries Inc.	34,350	643
*	Clayton Williams Energy Inc.	9,911	632
	Green Plains Inc.	24,791	614
*	Pacific Ethanol Inc.	58,889	608
*	TETRA Technologies Inc.	88,654	592
	RPC Inc.	44,829	585
*	Newpark Resources Inc.	60,292	575
*,^	Triangle Petroleum Corp.	120,141	574
*	Pioneer Energy Services Corp.	102,885	570
*	Geospace Technologies Corp.	21,448	568
*	PetroQuest Energy Inc.	149,500	559
*	Rosetta Resources Inc.	22,570	504
*,^	Ultra Petroleum Corp.	36,690	483
*	Parsley Energy Inc. Class A	29,227	466
*	RSP Permian Inc.	16,781	422
^	CVR Energy Inc.	10,729	415
*	Swift Energy Co.	97,300	394
*	Warren Resources Inc.	238,414	384
*	Matrix Service Co.	16,360	365
*	Renewable Energy Group Inc.	35,400	344
*	Resolute Energy Corp.	259,300	342
*	FuelCell Energy Inc.	207,625	320
*	VAALCO Energy Inc.	69,478	317
*	PHI Inc.	8,164	305
*	REX American Resources Corp.	4,680	290
*	Trecora Resources	18,615	274
*	Willbros Group Inc.	43,594	273
*	First Solar Inc.	5,796	259
*	Contango Oil & Gas Co.	8,792	257
	Panhandle Oil and Gas Inc. Class A	9,486	221
	Tesco Corp.	16,637	213
*	Natural Gas Services Group Inc.	8,711	201
	Gulf Island Fabrication Inc.	9,619	187
	Civeo Corp.	43,276	178
*,^	Amyris Inc.	80,583	166
*	Cobalt International Energy Inc.	17,422	155
*	STR Holdings Inc.	110,400	151
*	Ring Energy Inc.	13,915	146
	Alon USA Energy Inc.	10,537	134
*	Jones Energy Inc.	11,158	127
*	Bonanza Creek Energy Inc.	5,300	127
	Nabors Industries Ltd.	9,695	126
*	Penn Virginia Corp.	16,453	110
*	US Energy Corp. Wyoming	60,113	89
*	FX Energy Inc.	56,100	87
*	Stone Energy Corp.	4,758	80
*	Enphase Energy Inc.	5,200	74
*	ION Geophysical Corp.	25,600	70
*	Ignyta Inc.	9,984	68
	ZaZa Energy Corp.	26,300	66
*	Yuma Energy Inc.	34,423	63
*	Isramco Inc.	447	62
*	Hyperdynamics Corp.	75,503	58
*	Forbes Energy Services Ltd.	45,000	54
*	Independence Contract Drilling Inc.	10,300	54
*	Harvest Natural Resources Inc.	27,500	50
*	Par Petroleum Corp.	2,900	47
*	Ascent Solar Technologies Inc.	43,900	47
	Dawson Geophysical Co.	3,085	38
*	Blue Earth Inc.	31,800	34
	Adams Resources & Energy Inc.	682	34
*	Mitcham Industries Inc.	3,689	22
*	Goodrich Petroleum Corp.	4,062	18
*	Seventy Seven Energy Inc.	2,502	14

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* TGC Industries Inc.	5,577	12
* Real Goods Solar Inc. Class A	23,987	12
* PrimeEnergy Corp.	141	10
Evolution Petroleum Corp.	1,328	10
* American Eagle Energy Corp.	8,100	5
* Oasis Petroleum Inc.	65	1
* Approach Resources Inc.	50	—
* Laredo Petroleum Inc.	28	—
* Parker Drilling Co.	88	—
Paragon Offshore plc	97	—
* MRC Global Inc.	17	—
* Eclipse Resources Corp.	31	—
* Bill Barrett Corp.	19	—
* Northern Oil and Gas Inc.	26	—
Energy XXI Ltd.	41	—
* Midstates Petroleum Co. Inc.	85	—
* Halcon Resources Corp.	72	—
* Plug Power Inc.	36	—
* Solazyme Inc.	40	—
* Miller Energy Resources Inc.	54	—
* Vantage Drilling Co.	26	—
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	—
* Gerber Scientific Inc. CVR	16,800	—
* PostRock Energy Corp.	1	—
		1,101,817
Technology (9.5%)
Apple Inc.	3,833,519	423,144
Microsoft Corp.	4,848,170	225,198
Intel Corp.	3,160,431	114,692
* Facebook Inc. Class A	1,381,024	107,748
International Business Machines Corp.	646,910	103,790
* Google Inc. Class C	188,560	99,258
* Google Inc. Class A	186,200	98,809
Oracle Corp.	2,172,392	97,692
Cisco Systems Inc.	3,342,490	92,971
QUALCOMM Inc.	1,086,733	80,777
Hewlett-Packard Co.	1,219,909	48,955
EMC Corp.	1,330,169	39,559
Texas Instruments Inc.	690,491	36,917
* Yahoo! Inc.	557,271	28,148
* Micron Technology Inc.	700,109	24,511
* salesforce.com inc	391,808	23,238
* Adobe Systems Inc.	308,967	22,462
* Cognizant Technology Solutions Corp. Class A	397,470	20,931
Applied Materials Inc.	795,929	19,835
Corning Inc.	837,890	19,213
Avago Technologies Ltd. Class A	164,671	16,564
Intuit Inc.	176,372	16,260
Western Digital Corp.	144,176	15,960
Broadcom Corp. Class A	353,767	15,329
SanDisk Corp.	144,212	14,130
Seagate Technology plc	203,034	13,502
* Cerner Corp.	200,700	12,977
* Twitter Inc.	331,762	11,900
Symantec Corp.	451,408	11,581
Analog Devices Inc.	205,455	11,407
Motorola Solutions Inc.	141,641	9,501
Skyworks Solutions Inc.	123,946	9,012
* Autodesk Inc.	149,004	8,949
* Red Hat Inc.	123,706	8,553
NetApp Inc.	203,765	8,446
Lam Research Corp.	103,954	8,248
Equinix Inc.	35,591	8,070
KLA-Tencor Corp.	108,176	7,607

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
Xilinx Inc.	172,859	7,483
Altera Corp.	199,280	7,361
Linear Technology Corp.	156,011	7,114
* Catamaran Corp.	135,586	7,017
* Akamai Technologies Inc.	110,682	6,969
NVIDIA Corp.	336,577	6,748
* Citrix Systems Inc.	105,234	6,714
* F5 Networks Inc.	48,518	6,330
CA Inc.	203,832	6,207
Juniper Networks Inc.	268,610	5,995
Maxim Integrated Products Inc.	185,718	5,919
* ServiceNow Inc.	87,194	5,916
Computer Sciences Corp.	91,841	5,791
Microchip Technology Inc.	124,588	5,620
* Palo Alto Networks Inc.	44,741	5,484
* Workday Inc. Class A	64,692	5,280
* ANSYS Inc.	60,205	4,937
Harris Corp.	68,562	4,924
* Gartner Inc.	55,232	4,651
* VMware Inc. Class A	55,303	4,564
* VeriSign Inc.	79,141	4,511
* Synopsys Inc.	101,986	4,433
* Teradata Corp.	101,334	4,426
CDK Global Inc.	99,721	4,065
Garmin Ltd.	75,667	3,997
* Splunk Inc.	65,929	3,887
Marvell Technology Group Ltd.	265,924	3,856
* athenahealth Inc.	24,861	3,622
* Cadence Design Systems Inc.	189,719	3,599
* Rackspace Hosting Inc.	74,900	3,506
Brocade Communications Systems Inc.	282,419	3,344
* SunEdison Inc.	168,229	3,282
Pitney Bowes Inc.	132,729	3,235
* TriQuint Semiconductor Inc.	114,428	3,152
* RF Micro Devices Inc.	188,075	3,120
IAC/InterActiveCorp	50,808	3,089
* NCR Corp.	104,619	3,049
* ON Semiconductor Corp.	289,945	2,937
* Ingram Micro Inc.	101,741	2,812
* Fortinet Inc.	91,601	2,808
Teradyne Inc.	141,495	2,800
* Informatica Corp.	71,978	2,745
SS&C Technologies Holdings Inc.	46,728	2,733
* PTC Inc.	71,985	2,638
* VeriFone Systems Inc.	70,194	2,611
* Ultimate Software Group Inc.	17,610	2,585
* ARRIS Group Inc.	85,172	2,571
CDW Corp.	73,010	2,568
* Cree Inc.	78,580	2,532
* Tableau Software Inc. Class A	29,231	2,478
* NetSuite Inc.	22,527	2,459
* Nuance Communications Inc.	167,433	2,389
Solera Holdings Inc.	45,085	2,307
* Guidewire Software Inc.	45,407	2,299
* Verint Systems Inc.	38,799	2,261
* AOL Inc.	48,947	2,260
* Tyler Technologies Inc.	20,492	2,243
* Atmel Corp.	261,915	2,199
* Cavium Inc.	35,194	2,176
Leidos Holdings Inc.	49,129	2,138
* Aspen Technology Inc.	60,569	2,121
DST Systems Inc.	22,357	2,105
* SolarWinds Inc.	41,941	2,090
* Manhattan Associates Inc.	49,780	2,027

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Sapient Corp.	80,086	1,993
*	Riverbed Technology Inc.	96,313	1,966
*	Integrated Device Technology Inc.	98,015	1,921
*	International Rectifier Corp.	46,853	1,869
	j2 Global Inc.	29,792	1,847
*	Qlik Technologies Inc.	58,983	1,822
*	Microsemi Corp.	62,640	1,778
*	Freescale Semiconductor Ltd.	69,952	1,765
*	ViaSat Inc.	27,620	1,741
	Lexmark International Inc. Class A	40,734	1,681
*	Synaptics Inc.	24,182	1,665
*	Medidata Solutions Inc.	33,722	1,610
*	Tech Data Corp.	25,122	1,588
*,^	3D Systems Corp.	48,193	1,584
	Fair Isaac Corp.	21,195	1,532
*	ACI Worldwide Inc.	75,339	1,520
*	CommVault Systems Inc.	29,346	1,517
	Plantronics Inc.	28,472	1,510
*	EchoStar Corp. Class A	28,597	1,501
*	Dealertrack Technologies Inc.	32,515	1,441
*	Allscripts Healthcare Solutions Inc.	112,513	1,437
	SYNNEX Corp.	18,028	1,409
*	Fairchild Semiconductor International Inc. Class A	82,764	1,397
	Mentor Graphics Corp.	63,526	1,392
*	Spansion Inc. Class A	40,163	1,374
	Cypress Semiconductor Corp.	94,867	1,355
*	Ciena Corp.	69,656	1,352
*	CACI International Inc. Class A	15,529	1,338
	Diebold Inc.	38,403	1,330
	Science Applications International Corp.	26,843	1,330
	Blackbaud Inc.	30,430	1,316
*	Electronics For Imaging Inc.	30,606	1,311
	InterDigital Inc.	24,328	1,287
*	Finisar Corp.	66,000	1,281
	MKS Instruments Inc.	34,777	1,273
*	CommScope Holding Co. Inc.	55,383	1,264
*	Polycom Inc.	92,948	1,255
*	Aruba Networks Inc.	68,329	1,242
*	Semtech Corp.	44,718	1,233
	Intersil Corp. Class A	85,031	1,230
*	Entegris Inc.	92,683	1,224
*	Silicon Laboratories Inc.	25,504	1,215
*	Demandware Inc.	21,063	1,212
*	EPAM Systems Inc.	25,300	1,208
	Monolithic Power Systems Inc.	24,053	1,196
*	Infinera Corp.	80,539	1,186
*	Proofpoint Inc.	24,290	1,172
	Tessera Technologies Inc.	31,903	1,141
*	Cornerstone OnDemand Inc.	31,765	1,118
*	OmniVision Technologies Inc.	42,984	1,118
*	IMS Health Holdings Inc.	43,552	1,117
*	JDS Uniphase Corp.	78,371	1,075
*	PMC-Sierra Inc.	117,152	1,073
*	Synchronoss Technologies Inc.	24,987	1,046
	Cogent Communications Holdings Inc.	27,823	985
*	Syntel Inc.	21,664	974
	Power Integrations Inc.	18,625	964
*	Cirrus Logic Inc.	40,794	962
*	MicroStrategy Inc. Class A	5,917	961
*	Progress Software Corp.	34,625	936
*	Advanced Micro Devices Inc.	347,842	929
*	QLogic Corp.	69,557	927
	Advent Software Inc.	29,847	915
*	Envestnet Inc.	18,518	910

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Rambus Inc.	81,001	898
*	NETGEAR Inc.	25,214	897
*	iGATE Corp.	22,276	879
*,^	InvenSense Inc.	53,898	876
*	NetScout Systems Inc.	22,390	818
*	Dycom Industries Inc.	22,780	799
*	Unisys Corp.	26,800	790
*	Cray Inc.	22,837	787
*	Kulicke & Soffa Industries Inc.	54,173	783
*	Insight Enterprises Inc.	30,101	779
*	FleetMatics Group plc	21,800	774
*	Veeva Systems Inc. Class A	28,686	758
*	MedAssets Inc.	37,703	745
*	Bottomline Technologies de Inc.	29,271	740
*	Rovi Corp.	32,666	738
*	Ruckus Wireless Inc.	61,195	736
*	LogMeIn Inc.	14,197	700
*	ScanSource Inc.	17,438	700
*	VASCO Data Security International Inc.	24,743	698
*,^	Gogo Inc.	42,020	695
*	Cabot Microelectronics Corp.	14,507	686
*	Super Micro Computer Inc.	19,553	682
	NIC Inc.	37,227	670
*	Sonus Networks Inc.	168,247	668
*	Premier Inc. Class A	19,724	661
*	Amkor Technology Inc.	91,398	649
*	RealPage Inc.	29,127	640
	Ubiquiti Networks Inc.	21,554	639
*	Ellie Mae Inc.	15,600	629
*	Diodes Inc.	22,810	629
	ADTRAN Inc.	28,633	624
	CSG Systems International Inc.	24,756	621
*	Shutterstock Inc.	8,975	620
*	Digital River Inc.	24,816	614
*	SPS Commerce Inc.	10,577	599
	Monotype Imaging Holdings Inc.	20,718	597
*	Virtusa Corp.	13,820	576
*	Mitel Networks Corp.	53,411	571
*	Lattice Semiconductor Corp.	79,827	550
*	Loral Space & Communications Inc.	6,899	543
*	Advanced Energy Industries Inc.	22,369	530
*	RingCentral Inc. Class A	33,564	501
*	Infoblox Inc.	24,515	495
	West Corp.	14,838	490
*	Photronics Inc.	57,874	481
*	Interactive Intelligence Group Inc.	10,002	479
*	Actua Corp.	25,930	479
*	Web.com Group Inc.	24,627	468
*	Endurance International Group Holdings Inc.	25,264	466
*	LivePerson Inc.	32,556	459
*	Marketo Inc.	14,024	459
	Computer Programs & Systems Inc.	7,407	450
*	Mercury Systems Inc.	31,901	444
*	Ixia	39,012	439
*	PROS Holdings Inc.	15,264	419
*	PDF Solutions Inc.	27,776	413
^	Ebix Inc.	23,840	405
*	Perficient Inc.	21,666	404
*	Emulex Corp.	71,100	403
*	BroadSoft Inc.	13,745	399
*	CalAmp Corp.	21,488	393
	Comtech Telecommunications Corp.	12,330	389
*	Zendesk Inc.	15,915	388
*	Intralinks Holdings Inc.	32,564	388

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Qualys Inc.	10,228	386
* Nimble Storage Inc.	14,002	385
Brooks Automation Inc.	29,806	380
* RigNet Inc.	9,251	380
* Premiere Global Services Inc.	35,697	379
Forrester Research Inc.	9,617	379
* Barracuda Networks Inc.	10,400	373
Pegasystems Inc.	17,872	371
PC Connection Inc.	14,091	346
* Axcelis Technologies Inc.	134,488	344
* Textura Corp.	12,043	343
Inteliquent Inc.	17,244	339
* Callidus Software Inc.	20,570	336
* Inphi Corp.	18,128	335
* Silicon Image Inc.	60,501	334
Cohu Inc.	27,973	333
* Quantum Corp.	187,500	330
Epiq Systems Inc.	19,184	328
Integrated Silicon Solution Inc.	18,910	313
Quality Systems Inc.	20,000	312
* 2U Inc.	15,684	308
* Blucora Inc.	22,196	307
* Ciber Inc.	86,492	307
* Internap Corp.	37,518	299
* Violin Memory Inc.	60,676	291
IXYS Corp.	22,464	283
* Pendrell Corp.	202,579	280
Micrel Inc.	19,146	278
* Exar Corp.	27,035	276
* Extreme Networks Inc.	76,457	270
* Ultratech Inc.	14,396	267
* Harmonic Inc.	37,100	260
* Nanometrics Inc.	14,833	249
* Oclaro Inc.	135,568	241
* Silver Spring Networks Inc.	28,500	240
* Merge Healthcare Inc.	66,509	237
* Imation Corp.	61,830	234
* Limelight Networks Inc.	84,500	234
* Cvent Inc.	8,348	232
* CEVA Inc.	12,676	230
* Kopin Corp.	61,776	224
* Mattson Technology Inc.	62,863	214
* MobileIron Inc.	21,400	213
* Hutchinson Technology Inc.	60,200	211
* MaxLinear Inc.	28,405	210
* Xcerra Corp.	22,813	209
* SciQuest Inc.	14,167	205
* VOXX International Corp. Class A	22,982	201
* Tremor Video Inc.	69,744	200
* Carbonite Inc.	13,955	199
QAD Inc. Class A	8,720	197
* GSI Technology Inc.	39,075	195
* Applied Micro Circuits Corp.	29,642	193
* Vectrus Inc.	6,838	187
* Zix Corp.	51,791	186
* Aviat Networks Inc.	123,200	185
* ePlus Inc.	2,420	183
* Boingo Wireless Inc.	23,230	178
* Brightcove Inc.	22,519	175
* NetSol Technologies Inc.	40,500	169
* Dot Hill Systems Corp.	37,695	167
Hackett Group Inc.	18,781	165
* Ultra Clean Holdings Inc.	17,696	164
* Calix Inc.	16,174	162

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	FormFactor Inc.	18,806	162
*	GigOptix Inc.	134,700	162
*	Systemax Inc.	11,829	160
*	Neonode Inc.	47,000	159
*	KEYW Holding Corp.	15,268	158
*	ShoreTel Inc.	21,384	157
*	Pericom Semiconductor Corp.	11,541	156
*	Q2 Holdings Inc.	8,294	156
*	Immersion Corp.	16,249	154
*	MoSys Inc.	81,410	152
*	Intra-Cellular Therapies Inc.	8,572	151
*	Intermolecular Inc.	78,300	151
*	Tangoe Inc.	11,500	150
*,^	MeetMe Inc.	95,588	146
*	ChannelAdvisor Corp.	6,700	145
*	Agilysys Inc.	11,474	144
*	Actuate Corp.	21,595	143
*	Borderfree Inc.	15,720	141
*	VirnetX Holding Corp.	24,600	135
*	TransEnterix Inc.	46,000	134
*	QuickLogic Corp.	41,109	129
*	Qumu Corp.	8,989	123
*	FalconStor Software Inc.	91,255	122
*	Marin Software Inc.	14,116	119
*	KVH Industries Inc.	9,261	117
*	Vitesse Semiconductor Corp.	29,471	111
*	Alpha & Omega Semiconductor Ltd.	12,523	111
*	Digi International Inc.	11,876	110
*	Cascade Microtech Inc.	7,491	109
*	Benefitfocus Inc.	3,322	109
*	A10 Networks Inc.	24,213	106
*	Castlight Health Inc. Class B	9,004	105
*	ADDvantage Technologies Group Inc.	41,902	102
	Digimarc Corp.	3,714	101
*	Leap Wireless International Inc CVR	39,632	100
*	Exa Corp.	8,351	98
*	Pixelworks Inc.	21,074	96
	American Software Inc. Class A	10,339	94
*	inTEST Corp.	21,900	93
*	Gigamon Inc.	5,200	92
*	Cinedigm Corp. Class A	56,581	92
	Alliance Fiber Optic Products Inc.	6,200	90
*	Silicon Graphics International Corp.	7,800	89
*,^	Park City Group Inc.	9,825	89
*	iPass Inc.	64,042	88
	Computer Task Group Inc.	9,180	87
*	Datalink Corp.	6,748	87
*	Meru Networks Inc.	22,822	86
*	Rocket Fuel Inc.	5,300	85
	PC-Tel Inc.	9,837	85
*	Amtech Systems Inc.	8,382	85
*	PAR Technology Corp.	13,813	85
*	Five9 Inc.	18,858	84
*	Model N Inc.	7,905	84
*	FireEye Inc.	2,602	82
*	OPOWER Inc.	5,726	81
*	eGain Corp.	15,400	80
*	CVD Equipment Corp.	5,349	77
*	Clearfield Inc.	6,205	76
*	DSP Group Inc.	7,016	76
*	Guidance Software Inc.	10,347	75
*	Selectica Inc.	14,201	74
*	Comverse Inc.	3,800	71
*	Seachange International Inc.	11,140	71

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

		Market
		Value
	Shares	($000)
* Mavenir Systems Inc.	5,100	69
* LRAD Corp.	25,183	68
Preformed Line Products Co.	1,227	67
* EMCORE Corp.	12,381	66
* Unwired Planet Inc.	65,508	66
* Edgewater Technology Inc.	8,642	65
* ANADIGICS Inc.	85,470	64
* Westell Technologies Inc. Class A	42,118	63
* Support.com Inc.	27,817	59
* ChyronHego Corp.	20,700	58
* Rudolph Technologies Inc.	5,500	56
* Varonis Systems Inc.	1,550	51
* Covisint Corp.	18,860	50
* TeleCommunication Systems Inc. Class A	15,900	50
* Mitek Systems Inc.	14,800	49
* Rosetta Stone Inc.	4,886	48
* Telenav Inc.	6,980	47
* Numerex Corp. Class A	4,145	46
* Cyan Inc.	18,050	45
* Icad Inc.	4,360	40
Evolving Systems Inc.	3,847	36
* Smith Micro Software Inc.	36,146	35
* NCI Inc. Class A	3,378	34
* Innodata Inc.	11,524	34
Tessco Technologies Inc.	1,100	32
GlobalSCAPE Inc.	14,200	32
* Applied Optoelectronics Inc.	2,600	29
* HubSpot Inc.	770	26
* Netlist Inc.	33,001	24
Astro-Med Inc.	1,300	21
* Novatel Wireless Inc.	5,660	18
* Hortonworks Inc.	650	18
* Radisys Corp.	7,200	17
* WidePoint Corp.	11,700	16
* Imprivata Inc.	1,067	14
* Vringo Inc.	24,700	14
* Aerohive Networks Inc.	2,782	13
* BroadVision Inc.	2,152	13
Concurrent Computer Corp.	1,613	11
Optical Cable Corp.	2,400	11
* Cover-All Technologies Inc.	8,100	10
* Arista Networks Inc.	160	10
QAD Inc. Class B	477	10
* Amber Road Inc.	880	9
* New Relic Inc.	213	7
Simulations Plus Inc.	800	5
* Zhone Technologies Inc.	2,987	5
* ParkerVision Inc.	3,645	3
* Identiv Inc.	194	3
Aware Inc.	422	2
* BSQUARE Corp.	400	2
* Entropic Communications Inc.	100	—
* Authentidate Holding Corp.	200	—
* Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	12,617	—
		2,335,177
Telecommunications (1.2%)
Verizon Communications Inc.	2,712,487	126,890
AT&T Inc.	3,390,429	113,885
CenturyLink Inc.	372,794	14,755
* SBA Communications Corp. Class A	84,353	9,343
* Level 3 Communications Inc.	180,181	8,897
* T-Mobile US Inc.	184,752	4,977
Frontier Communications Corp.	655,492	4,372
Windstream Holdings Inc.	394,173	3,248

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Market
			Value
		Shares	($000)
*	Sprint Corp.	517,187	2,146
	Telephone & Data Systems Inc.	60,054	1,516
	Consolidated Communications Holdings Inc.	27,388	762
	Atlantic Tele-Network Inc.	7,877	533
	Shenandoah Telecommunications Co.	16,591	519
*,^	Globalstar Inc.	187,499	516
*	Iridium Communications Inc.	52,268	510
*	United States Cellular Corp.	12,423	495
*	8x8 Inc.	51,972	476
*	Vonage Holdings Corp.	102,577	391
*	General Communication Inc. Class A	23,728	326
*	inContact Inc.	33,374	293
*	Cincinnati Bell Inc.	88,867	284
	Spok Holdings Inc.	14,382	250
	IDT Corp. Class B	10,156	206
*	Alaska Communications Systems Group Inc.	111,105	199
	Lumos Networks Corp.	11,015	185
*	ORBCOMM Inc.	28,091	184
*	Hawaiian Telcom Holdco Inc.	5,805	160
*	GTT Communications Inc.	11,891	157
*	Intelsat SA	8,590	149
	EarthLink Holdings Corp.	32,600	143
*	FairPoint Communications Inc.	7,600	108
*	Straight Path Communications Inc. Class B	5,078	96
*	Elephant Talk Communications Corp.	37,067	31
*	Alteva	3,457	24
			297,026
Utilities (2.0%)
	Duke Energy Corp.	462,424	38,631
	NextEra Energy Inc.	285,246	30,319
	Dominion Resources Inc.	380,968	29,296
	Southern Co.	588,142	28,884
	Exelon Corp.	561,731	20,829
	American Electric Power Co. Inc.	319,493	19,400
	Sempra Energy	152,754	17,011
	PG&E Corp.	310,494	16,531
	Spectra Energy Corp.	438,606	15,921
	PPL Corp.	434,398	15,782
	Edison International	213,041	13,950
	Public Service Enterprise Group Inc.	330,832	13,700
	Consolidated Edison Inc.	191,490	12,640
	Xcel Energy Inc.	330,472	11,871
	Northeast Utilities	206,867	11,071
	FirstEnergy Corp.	274,916	10,719
	Entergy Corp.	117,514	10,280
	DTE Energy Co.	115,803	10,002
	NiSource Inc.	206,203	8,747
	Wisconsin Energy Corp.	147,446	7,776
	Ameren Corp.	158,645	7,318
	ONEOK Inc.	135,971	6,770
	CenterPoint Energy Inc.	281,063	6,585
	CMS Energy Corp.	180,479	6,272
	American Water Works Co. Inc.	117,227	6,248
	AES Corp.	425,625	5,861
*	Calpine Corp.	254,645	5,635
	SCANA Corp.	83,619	5,051
	Pinnacle West Capital Corp.	72,246	4,935
	Alliant Energy Corp.	72,643	4,825
	Pepco Holdings Inc.	164,567	4,432
	UGI Corp.	112,743	4,282
	AGL Resources Inc.	78,177	4,261
	ITC Holdings Corp.	102,133	4,129
	NRG Energy Inc.	152,001	4,096
	Integrys Energy Group Inc.	52,321	4,073

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Market
				Value
			Shares	($000)
Atmos Energy Corp.			65,691	3,662
National Fuel Gas Co.			52,312	3,637
Westar Energy Inc. Class A			84,798	3,497
TECO Energy Inc.			152,622	3,127
Aqua America Inc.			115,980	3,097
Questar Corp.			114,699	2,900
Great Plains Energy Inc.			100,852	2,865
Vectren Corp.			54,226	2,507
* Dynegy Inc.			76,361	2,318
Hawaiian Electric Industries Inc.			67,185	2,249
IDACORP Inc.			32,907	2,178
Cleco Corp.			39,614	2,161
Piedmont Natural Gas Co. Inc.			51,120	2,015
Portland General Electric Co.			51,163	1,935
Southwest Gas Corp.			30,721	1,899
WGL Holdings Inc.			34,171	1,866
NorthWestern Corp.			29,930	1,693
New Jersey Resources Corp.			27,659	1,693
UIL Holdings Corp.			37,278	1,623
Black Hills Corp.			29,446	1,562
PNM Resources Inc.			52,510	1,556
ALLETE Inc.			28,114	1,550
Laclede Group Inc.			27,146	1,444
Avista Corp.			40,411	1,429
ONE Gas Inc.			34,482	1,421
South Jersey Industries Inc.			21,747	1,282
El Paso Electric Co.			26,236	1,051
MGE Energy Inc.			22,043	1,005
Northwest Natural Gas Co.			17,907	894
American States Water Co.			23,618	889
Empire District Electric Co.			28,339	843
California Water Service Group			26,632	655
Unitil Corp.			12,714	466
Ormat Technologies Inc.			15,347	417
Chesapeake Utilities Corp.			8,151	405
TerraForm Power Inc. Class A			9,865	305
SJW Corp.			8,583	276
Middlesex Water Co.			10,426	240
Connecticut Water Service Inc.			6,614	240
Artesian Resources Corp. Class A			9,115	206
York Water Co.			8,846	205
Delta Natural Gas Co. Inc.			6,804	145
* Cadiz Inc.			11,960	134
Atlantic Power Corp.			47,620	129
* Pure Cycle Corp.			19,761	79
* US Geothermal Inc.			86,878	40
* Vivint Solar Inc.			4,267	39
				493,962
Total Common Stocks (Cost $6,867,674)				14,698,557

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.7%)
U.S. Government Securities (16.0%)
United States Treasury Note/Bond	9.875%	11/15/15	400	433
United States Treasury Note/Bond	0.375%	1/15/16	24,450	24,469
United States Treasury Note/Bond	0.375%	1/31/16	395	395
United States Treasury Note/Bond	2.000%	1/31/16	12,000	12,212
United States Treasury Note/Bond	0.375%	2/15/16	57,564	57,573
United States Treasury Note/Bond	4.500%	2/15/16	23,625	24,714
United States Treasury Note/Bond	0.250%	2/29/16	16,925	16,901

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.125%	2/29/16	11,050	11,274
United States Treasury Note/Bond	2.625%	2/29/16	16,850	17,284
United States Treasury Note/Bond	0.375%	3/15/16	11,700	11,700
United States Treasury Note/Bond	2.375%	3/31/16	19,075	19,540
United States Treasury Note/Bond	0.250%	4/15/16	35,425	35,364
United States Treasury Note/Bond	0.375%	4/30/16	46,700	46,678
United States Treasury Note/Bond	2.000%	4/30/16	120	122
United States Treasury Note/Bond	2.625%	4/30/16	20,000	20,575
United States Treasury Note/Bond	0.250%	5/15/16	38,200	38,104
United States Treasury Note/Bond	5.125%	5/15/16	14,750	15,688
United States Treasury Note/Bond	7.250%	5/15/16	9,065	9,895
United States Treasury Note/Bond	0.375%	5/31/16	68	68
United States Treasury Note/Bond	1.750%	5/31/16	5,000	5,090
United States Treasury Note/Bond	3.250%	5/31/16	5,000	5,195
United States Treasury Note/Bond	0.500%	6/15/16	9,855	9,861
United States Treasury Note/Bond	1.500%	6/30/16	15,283	15,510
United States Treasury Note/Bond	3.250%	6/30/16	5,000	5,202
United States Treasury Note/Bond	0.625%	7/15/16	49,090	49,174
United States Treasury Note/Bond	0.500%	7/31/16	9,822	9,824
United States Treasury Note/Bond	1.500%	7/31/16	5,875	5,964
United States Treasury Note/Bond	3.250%	7/31/16	15,000	15,640
United States Treasury Note/Bond	0.625%	8/15/16	18,075	18,098
United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,140
United States Treasury Note/Bond	3.000%	8/31/16	9,325	9,701
United States Treasury Note/Bond	0.875%	9/15/16	30,000	30,150
United States Treasury Note/Bond	0.500%	9/30/16	10,950	10,935
United States Treasury Note/Bond	1.000%	9/30/16	43,300	43,611
United States Treasury Note/Bond	3.000%	9/30/16	8,375	8,724
United States Treasury Note/Bond	0.625%	10/15/16	27,875	27,879
United States Treasury Note/Bond	0.375%	10/31/16	20,059	19,971
United States Treasury Note/Bond	1.000%	10/31/16	13,486	13,581
United States Treasury Note/Bond	0.625%	11/15/16	38,200	38,194
United States Treasury Note/Bond	4.625%	11/15/16	425	457
United States Treasury Note/Bond	0.875%	11/30/16	26,407	26,518
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,572
United States Treasury Note/Bond	0.625%	12/15/16	48,225	48,195
United States Treasury Note/Bond	0.875%	12/31/16	15,865	15,922
United States Treasury Note/Bond	0.750%	1/15/17	22,815	22,833
United States Treasury Note/Bond	0.875%	1/31/17	17,450	17,499
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,069
United States Treasury Note/Bond	0.625%	2/15/17	41,850	41,739
United States Treasury Note/Bond	4.625%	2/15/17	200	216
United States Treasury Note/Bond	0.875%	2/28/17	7,000	7,016
United States Treasury Note/Bond	3.000%	2/28/17	7,350	7,701
United States Treasury Note/Bond	0.750%	3/15/17	6,030	6,028
United States Treasury Note/Bond	1.000%	3/31/17	18,845	18,928
United States Treasury Note/Bond	3.250%	3/31/17	21,100	22,254
United States Treasury Note/Bond	0.875%	4/15/17	33,025	33,066
United States Treasury Note/Bond	0.875%	4/30/17	84,125	84,217
United States Treasury Note/Bond	3.125%	4/30/17	52,750	55,552
United States Treasury Note/Bond	0.875%	5/15/17	23,160	23,167
United States Treasury Note/Bond	4.500%	5/15/17	23,200	25,183
3 United States Treasury Note/Bond	8.750%	5/15/17	6,470	7,669
United States Treasury Note/Bond	0.625%	5/31/17	6,075	6,041
United States Treasury Note/Bond	2.750%	5/31/17	4,531	4,736
United States Treasury Note/Bond	0.875%	6/15/17	37,850	37,827
United States Treasury Note/Bond	0.750%	6/30/17	28,635	28,519
United States Treasury Note/Bond	2.500%	6/30/17	26,650	27,691
United States Treasury Note/Bond	0.875%	7/15/17	16,934	16,910
United States Treasury Note/Bond	0.500%	7/31/17	11,103	10,974
United States Treasury Note/Bond	2.375%	7/31/17	48,626	50,389
United States Treasury Note/Bond	0.875%	8/15/17	31,150	31,067
United States Treasury Note/Bond	4.750%	8/15/17	15,950	17,510
United States Treasury Note/Bond	0.625%	8/31/17	7,860	7,783

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.875%	8/31/17	15,025	15,368
United States Treasury Note/Bond	1.000%	9/15/17	9,355	9,358
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,069
United States Treasury Note/Bond	1.875%	9/30/17	22,600	23,116
United States Treasury Note/Bond	0.875%	10/15/17	51,150	50,942
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,281
United States Treasury Note/Bond	0.875%	11/15/17	21,721	21,612
United States Treasury Note/Bond	4.250%	11/15/17	13,020	14,190
United States Treasury Note/Bond	0.625%	11/30/17	11,625	11,471
United States Treasury Note/Bond	1.000%	12/15/17	30,000	29,934
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,131
United States Treasury Note/Bond	0.875%	1/31/18	2,465	2,445
United States Treasury Note/Bond	3.500%	2/15/18	31,600	33,851
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,111
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,039
United States Treasury Note/Bond	3.875%	5/15/18	2,575	2,799
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,632
United States Treasury Note/Bond	1.000%	5/31/18	975	965
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,658
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,304
United States Treasury Note/Bond	2.375%	6/30/18	23,800	24,663
United States Treasury Note/Bond	1.375%	7/31/18	16,735	16,748
United States Treasury Note/Bond	2.250%	7/31/18	15,075	15,558
United States Treasury Note/Bond	4.000%	8/15/18	1,000	1,096
United States Treasury Note/Bond	1.500%	8/31/18	8,450	8,488
United States Treasury Note/Bond	1.375%	9/30/18	58,575	58,502
United States Treasury Note/Bond	1.250%	10/31/18	12,100	12,021
United States Treasury Note/Bond	1.750%	10/31/18	42,230	42,765
United States Treasury Note/Bond	3.750%	11/15/18	805	877
United States Treasury Note/Bond	1.250%	11/30/18	38,250	37,963
United States Treasury Note/Bond	1.375%	11/30/18	12,488	12,459
United States Treasury Note/Bond	1.375%	12/31/18	11,375	11,327
United States Treasury Note/Bond	1.500%	12/31/18	11,125	11,141
United States Treasury Note/Bond	1.250%	1/31/19	27,475	27,209
United States Treasury Note/Bond	1.500%	1/31/19	18,425	18,431
United States Treasury Note/Bond	2.750%	2/15/19	11,620	12,223
United States Treasury Note/Bond	8.875%	2/15/19	1,850	2,400
United States Treasury Note/Bond	1.375%	2/28/19	12,450	12,378
United States Treasury Note/Bond	1.500%	2/28/19	39,465	39,471
United States Treasury Note/Bond	1.500%	3/31/19	10,175	10,170
United States Treasury Note/Bond	1.625%	3/31/19	7,755	7,786
United States Treasury Note/Bond	1.250%	4/30/19	8,022	7,928
United States Treasury Note/Bond	1.625%	4/30/19	38,279	38,398
United States Treasury Note/Bond	3.125%	5/15/19	19,835	21,143
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,426
United States Treasury Note/Bond	1.500%	5/31/19	30,746	30,669
United States Treasury Note/Bond	1.000%	6/30/19	6,750	6,584
United States Treasury Note/Bond	1.625%	6/30/19	24,140	24,196
United States Treasury Note/Bond	0.875%	7/31/19	32,592	31,574
United States Treasury Note/Bond	1.625%	7/31/19	27,861	27,896
United States Treasury Note/Bond	3.625%	8/15/19	18,900	20,610
United States Treasury Note/Bond	8.125%	8/15/19	5,535	7,151
United States Treasury Note/Bond	1.000%	8/31/19	9,175	8,923
United States Treasury Note/Bond	1.625%	8/31/19	14,006	14,015
United States Treasury Note/Bond	1.750%	9/30/19	24,155	24,283
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,737
United States Treasury Note/Bond	1.500%	10/31/19	48,715	48,395
United States Treasury Note/Bond	3.375%	11/15/19	20,180	21,857
United States Treasury Note/Bond	1.000%	11/30/19	6,025	5,842
United States Treasury Note/Bond	1.500%	11/30/19	36,126	35,883
United States Treasury Note/Bond	1.125%	12/31/19	4,075	3,972
United States Treasury Note/Bond	1.625%	12/31/19	30,000	29,948
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,661
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,065

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,367
United States Treasury Note/Bond	1.250%	2/29/20	7,490	7,327
United States Treasury Note/Bond	1.125%	4/30/20	10,800	10,473
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,882
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,450
United States Treasury Note/Bond	1.875%	6/30/20	23,525	23,668
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,340
United States Treasury Note/Bond	2.625%	8/15/20	15,775	16,463
United States Treasury Note/Bond	1.750%	10/31/20	45,650	45,414
United States Treasury Note/Bond	2.625%	11/15/20	50,233	52,399
United States Treasury Note/Bond	2.000%	11/30/20	22,950	23,133
United States Treasury Note/Bond	2.375%	12/31/20	12,000	12,347
United States Treasury Note/Bond	2.125%	1/31/21	10,996	11,149
United States Treasury Note/Bond	3.625%	2/15/21	358	394
United States Treasury Note/Bond	7.875%	2/15/21	400	540
United States Treasury Note/Bond	2.000%	2/28/21	13,600	13,685
United States Treasury Note/Bond	2.250%	4/30/21	7,075	7,215
United States Treasury Note/Bond	3.125%	5/15/21	27,512	29,502
United States Treasury Note/Bond	2.000%	5/31/21	30,378	30,501
United States Treasury Note/Bond	2.125%	6/30/21	45,700	46,221
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,971
United States Treasury Note/Bond	2.125%	8/15/21	19,115	19,324
United States Treasury Note/Bond	2.000%	8/31/21	12,325	12,352
United States Treasury Note/Bond	2.125%	9/30/21	17,325	17,504
United States Treasury Note/Bond	2.000%	10/31/21	19,935	19,969
United States Treasury Note/Bond	2.000%	11/15/21	60,250	60,419
United States Treasury Note/Bond	8.000%	11/15/21	10,770	14,970
United States Treasury Note/Bond	1.875%	11/30/21	28,467	28,285
United States Treasury Note/Bond	2.125%	12/31/21	14,000	14,129
United States Treasury Note/Bond	2.000%	2/15/22	12,520	12,538
United States Treasury Note/Bond	1.750%	5/15/22	5,400	5,305
United States Treasury Note/Bond	1.625%	8/15/22	8,000	7,772
United States Treasury Note/Bond	1.625%	11/15/22	17,550	17,010
United States Treasury Note/Bond	2.000%	2/15/23	16,335	16,256
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,519
United States Treasury Note/Bond	1.750%	5/15/23	43,043	41,873
United States Treasury Note/Bond	2.500%	8/15/23	34,410	35,491
United States Treasury Note/Bond	6.250%	8/15/23	16,980	22,602
United States Treasury Note/Bond	2.750%	11/15/23	20,256	21,307
United States Treasury Note/Bond	2.750%	2/15/24	17,674	18,588
United States Treasury Note/Bond	2.500%	5/15/24	46,818	48,201
United States Treasury Note/Bond	2.375%	8/15/24	26,790	27,271
United States Treasury Note/Bond	2.250%	11/15/24	44,467	44,780
United States Treasury Note/Bond	7.500%	11/15/24	675	997
United States Treasury Note/Bond	6.875%	8/15/25	2,350	3,395
United States Treasury Note/Bond	6.000%	2/15/26	2,345	3,214
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,517
United States Treasury Note/Bond	6.500%	11/15/26	2,910	4,189
United States Treasury Note/Bond	6.125%	11/15/27	6,150	8,752
United States Treasury Note/Bond	5.500%	8/15/28	10,445	14,270
United States Treasury Note/Bond	5.250%	11/15/28	9,875	13,249
United States Treasury Note/Bond	5.250%	2/15/29	8,540	11,489
United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,542
United States Treasury Note/Bond	6.250%	5/15/30	6,070	9,078
United States Treasury Note/Bond	5.375%	2/15/31	9,700	13,532
United States Treasury Note/Bond	4.500%	2/15/36	16,500	22,030
United States Treasury Note/Bond	4.750%	2/15/37	3,400	4,695
United States Treasury Note/Bond	5.000%	5/15/37	12,498	17,845
United States Treasury Note/Bond	4.375%	2/15/38	9,742	12,757
United States Treasury Note/Bond	3.500%	2/15/39	372	428
United States Treasury Note/Bond	4.250%	5/15/39	6,883	8,853
United States Treasury Note/Bond	4.500%	8/15/39	7,684	10,246
United States Treasury Note/Bond	4.375%	11/15/39	17,036	22,344
United States Treasury Note/Bond	4.625%	2/15/40	17,510	23,795

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.375%	5/15/40	950	1,250
United States Treasury Note/Bond	3.875%	8/15/40	3,185	3,890
United States Treasury Note/Bond	4.250%	11/15/40	8,140	10,544
United States Treasury Note/Bond	4.750%	2/15/41	19,838	27,736
United States Treasury Note/Bond	3.125%	11/15/41	19,025	20,544
United States Treasury Note/Bond	3.125%	2/15/42	8,523	9,180
United States Treasury Note/Bond	3.000%	5/15/42	4,425	4,653
United States Treasury Note/Bond	2.750%	8/15/42	23,725	23,729
United States Treasury Note/Bond	2.750%	11/15/42	68,535	68,503
United States Treasury Note/Bond	3.125%	2/15/43	442	475
United States Treasury Note/Bond	2.875%	5/15/43	27,085	27,711
United States Treasury Note/Bond	3.625%	8/15/43	36,486	42,928
United States Treasury Note/Bond	3.750%	11/15/43	27,549	33,128
United States Treasury Note/Bond	3.625%	2/15/44	29,063	34,217
United States Treasury Note/Bond	3.375%	5/15/44	9,816	11,055
United States Treasury Note/Bond	3.125%	8/15/44	11,197	12,051
United States Treasury Note/Bond	3.000%	11/15/44	4,000	4,202
				3,957,708
Agency Bonds and Notes (1.3%)
4 AID-Israel	5.500%	12/4/23	375	463
4 AID-Israel	5.500%	4/26/24	1,400	1,735
4 AID-Jordan	1.945%	6/23/19	600	603
4 AID-Jordan	2.503%	10/30/20	750	765
4 AID-Tunisia	2.452%	7/24/21	250	255
4 AID-Ukraine	1.844%	5/16/19	350	353
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	179
2 Federal Farm Credit Banks	1.050%	3/28/16	250	252
2 Federal Farm Credit Banks	5.125%	8/25/16	925	993
2 Federal Farm Credit Banks	4.875%	1/17/17	850	921
2 Federal Farm Credit Banks	1.125%	9/22/17	500	500
2 Federal Farm Credit Banks	1.125%	12/18/17	500	500
2 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,469
2 Federal Farm Credit Banks	3.500%	12/20/23	500	542
2 Federal Home Loan Banks	0.375%	2/19/16	4,000	4,001
2 Federal Home Loan Banks	5.625%	6/13/16	300	322
2 Federal Home Loan Banks	0.375%	6/24/16	1,500	1,497
2 Federal Home Loan Banks	0.500%	9/28/16	7,000	6,986
2 Federal Home Loan Banks	5.125%	10/19/16	2,825	3,049
2 Federal Home Loan Banks	0.625%	11/23/16	1,800	1,798
2 Federal Home Loan Banks	4.750%	12/16/16	4,170	4,495
2 Federal Home Loan Banks	0.625%	12/28/16	1,200	1,198
2 Federal Home Loan Banks	4.875%	5/17/17	900	984
2 Federal Home Loan Banks	0.875%	5/24/17	4,000	4,000
2 Federal Home Loan Banks	1.000%	6/21/17	2,500	2,506
2 Federal Home Loan Banks	4.875%	9/8/17	405	445
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,609
2 Federal Home Loan Banks	2.750%	6/8/18	1,625	1,700
2 Federal Home Loan Banks	5.375%	8/15/18	225	256
2 Federal Home Loan Banks	1.875%	3/13/20	500	501
2 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,310
2 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,964
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,180
2 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,935
2 Federal Home Loan Banks	2.125%	3/10/23	4,000	3,930
2 Federal Home Loan Banks	5.375%	8/15/24	815	1,007
2 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,804
5 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,186
5 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,700	1,702
5 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,131
5 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,338
5 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	11,605	11,874
5 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	10,000	10,043
5 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	6,000	6,010
5 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,609

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
5 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	6,500	6,551
5 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	4,075	4,082
5 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	5,500	5,502
5 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,452
5 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,188
5 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,118
5 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,777
5 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,978
5 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,045
5 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,771
5 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,921
5 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,669
5 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,745
5 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,857
5 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,842
5 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	397
5 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,292
5 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,268
5 Federal National Mortgage Assn.	0.500%	3/30/16	2,725	2,727
5 Federal National Mortgage Assn.	2.375%	4/11/16	6,475	6,635
5 Federal National Mortgage Assn.	0.375%	7/5/16	2,000	1,996
5 Federal National Mortgage Assn.	0.625%	8/26/16	2,500	2,501
5 Federal National Mortgage Assn.	5.250%	9/15/16	1,350	1,456
5 Federal National Mortgage Assn.	1.250%	9/28/16	7,255	7,334
5 Federal National Mortgage Assn.	1.375%	11/15/16	11,955	12,111
5 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,752
5 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,151
5 Federal National Mortgage Assn.	0.750%	4/20/17	4,175	4,164
5 Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,664
5 Federal National Mortgage Assn.	0.875%	8/28/17	2,550	2,541
5 Federal National Mortgage Assn.	1.000%	9/27/17	1,000	999
5 Federal National Mortgage Assn.	0.875%	10/26/17	16,150	16,051
5 Federal National Mortgage Assn.	0.875%	12/20/17	3,000	2,976
5 Federal National Mortgage Assn.	0.875%	2/8/18	6,000	5,940
5 Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,468
5 Federal National Mortgage Assn.	1.875%	9/18/18	12,300	12,508
5 Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,395
5 Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,047
5 Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,019
5 Federal National Mortgage Assn.	1.750%	9/12/19	7,000	7,009
5 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	1,001
5 Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,800
5 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	2,030
5 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,146
5 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,137
5 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	9,378
5 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,770
2 Financing Corp.	9.800%	4/6/18	500	631
2 Financing Corp.	9.650%	11/2/18	475	616
Private Export Funding Corp.	1.375%	2/15/17	175	177
Private Export Funding Corp.	2.250%	12/15/17	200	206
Private Export Funding Corp.	1.875%	7/15/18	300	301
Private Export Funding Corp.	4.375%	3/15/19	350	384
Private Export Funding Corp.	1.450%	8/15/19	350	340
Private Export Funding Corp.	2.250%	3/15/20	650	656
Private Export Funding Corp.	4.300%	12/15/21	175	195
Private Export Funding Corp.	2.800%	5/15/22	200	203
Private Export Funding Corp.	2.050%	11/15/22	4,175	4,010
Private Export Funding Corp.	3.550%	1/15/24	725	770
Private Export Funding Corp.	2.450%	7/15/24	525	511
2 Tennessee Valley Authority	4.500%	4/1/18	655	722
2 Tennessee Valley Authority	1.750%	10/15/18	600	604
2 Tennessee Valley Authority	3.875%	2/15/21	905	1,001
2 Tennessee Valley Authority	1.875%	8/15/22	425	413

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Tennessee Valley Authority	2.875%	9/15/24	1,500	1,527
2	Tennessee Valley Authority	6.750%	11/1/25	2,100	2,863
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,967
2	Tennessee Valley Authority	4.650%	6/15/35	500	595
2	Tennessee Valley Authority	5.880%	4/1/36	285	389
2	Tennessee Valley Authority	5.500%	6/15/38	225	298
2	Tennessee Valley Authority	5.250%	9/15/39	425	547
2	Tennessee Valley Authority	3.500%	12/15/42	950	943
2	Tennessee Valley Authority	5.375%	4/1/56	580	757
2	Tennessee Valley Authority	4.625%	9/15/60	519	589
					329,276
Conventional Mortgage-Backed Securities (8.2%)
5,6	Fannie Mae Pool	2.000%	10/1/28	3,762	3,755
5,6,7	Fannie Mae Pool	2.500%	8/1/27–1/1/43	54,496	55,472
5,6,7	Fannie Mae Pool	3.000%	11/1/26–1/1/45	154,079	157,934
5,6,7	Fannie Mae Pool	3.500%	9/1/25–1/1/45	170,386	178,613
5,6,7	Fannie Mae Pool	4.000%	7/1/18–1/1/45	160,596	171,837
5,6,7	Fannie Mae Pool	4.500%	3/1/18–1/1/45	114,571	124,420
5,6,7	Fannie Mae Pool	5.000%	3/1/17–1/1/45	65,647	72,457
5,6,7	Fannie Mae Pool	5.500%	11/1/16–1/1/45	52,664	58,922
5,6,7	Fannie Mae Pool	6.000%	4/1/16–1/1/45	34,716	39,415
5,6	Fannie Mae Pool	6.500%	6/1/15–10/1/39	11,994	13,655
5,6	Fannie Mae Pool	7.000%	5/1/15–11/1/37	4,307	4,908
5,6	Fannie Mae Pool	7.500%	4/1/15–12/1/32	405	454
5,6	Fannie Mae Pool	8.000%	7/1/15–11/1/30	68	76
5,6	Fannie Mae Pool	8.500%	11/1/18–7/1/30	53	62
5,6	Fannie Mae Pool	9.000%	7/1/22–8/1/26	24	24
5,6	Fannie Mae Pool	9.500%	5/1/16–2/1/25	3	3
5,6	Freddie Mac Gold Pool	2.000%	8/1/28	1,834	1,836
5,6,7	Freddie Mac Gold Pool	2.500%	6/1/28–2/1/43	39,017	39,676
5,6,7	Freddie Mac Gold Pool	3.000%	1/1/27–1/1/45	78,429	80,358
5,6,7	Freddie Mac Gold Pool	3.500%	9/1/25–1/1/45	100,356	104,939
5,6,7	Freddie Mac Gold Pool	4.000%	7/1/18–1/1/45	99,800	106,514
5,6,7	Freddie Mac Gold Pool	4.500%	1/1/18–1/1/45	65,585	71,028
5,6,7	Freddie Mac Gold Pool	5.000%	4/1/17–1/1/45	40,476	44,615
5,6	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	29,462	32,977
5,6	Freddie Mac Gold Pool	6.000%	1/1/17–5/1/40	19,218	21,786
5,6	Freddie Mac Gold Pool	6.500%	8/1/16–3/1/39	5,076	5,778
5,6	Freddie Mac Gold Pool	7.000%	5/1/15–12/1/38	1,393	1,587
5,6	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	206	233
5,6	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	249	280
5,6	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	23	25
5,6	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	16	16
5,6	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	1	1
5,6	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	3	3
6,7	Ginnie Mae I Pool	3.000%	1/15/26–1/1/45	16,145	16,562
6,7	Ginnie Mae I Pool	3.500%	11/15/25–1/1/45	17,402	18,325
6,7	Ginnie Mae I Pool	4.000%	10/15/24–1/1/45	28,813	30,949
6,7	Ginnie Mae I Pool	4.500%	8/15/18–1/1/45	37,641	41,232
6	Ginnie Mae I Pool	5.000%	1/15/18–1/1/45	21,788	24,065
6	Ginnie Mae I Pool	5.500%	3/15/15–9/1/44	11,772	13,217
6	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	7,291	8,259
6	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	2,307	2,568
6	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	948	1,068
6	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	275	309
6	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	191	214
6	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	25	28
6	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	29	30
6	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
6	Ginnie Mae I Pool	10.000%	3/15/19	1	1
6	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	2,114	2,178

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6,7	Ginnie Mae II Pool	3.000%	2/20/27–1/1/45	68,620	70,363
6,7	Ginnie Mae II Pool	3.500%	9/20/25–1/1/45	129,629	136,189
6,7	Ginnie Mae II Pool	4.000%	9/20/25–1/1/45	103,356	110,807
6,7	Ginnie Mae II Pool	4.500%	11/20/35–1/1/45	72,085	78,912
6	Ginnie Mae II Pool	5.000%	3/20/18–2/20/44	36,329	40,161
6	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	11,226	12,438
6	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	5,369	6,089
6	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,656	1,883
6	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	281	318
					2,009,826
Nonconventional Mortgage-Backed Securities (0.2%)
5,6,8	Fannie Mae Pool	1.467%	4/1/37	65	67
5,6,8	Fannie Mae Pool	1.817%	9/1/37	178	191
5,6,8	Fannie Mae Pool	2.080%	8/1/35	203	216
5,6,8	Fannie Mae Pool	2.106%	11/1/36	290	309
5,6	Fannie Mae Pool	2.109%	3/1/43	796	815
5,6,8	Fannie Mae Pool	2.165%	6/1/36	5	5
5,6,8	Fannie Mae Pool	2.191%	10/1/39	97	100
5,6	Fannie Mae Pool	2.193%	6/1/43	749	769
5,6	Fannie Mae Pool	2.194%	12/1/41	384	396
5,6,8	Fannie Mae Pool	2.195%	7/1/39–6/1/42	1,930	2,010
5,6	Fannie Mae Pool	2.202%	9/1/42	539	560
5,6,8	Fannie Mae Pool	2.206%	12/1/33	65	69
5,6,8	Fannie Mae Pool	2.224%	8/1/37	160	169
5,6,8	Fannie Mae Pool	2.228%	2/1/36	134	136
5,6	Fannie Mae Pool	2.232%	10/1/42	453	461
5,6,8	Fannie Mae Pool	2.248%	9/1/34	72	76
5,6	Fannie Mae Pool	2.265%	7/1/43	903	905
5,6,8	Fannie Mae Pool	2.304%	11/1/39	61	63
5,6,8	Fannie Mae Pool	2.325%	7/1/37	30	31
5,6,8	Fannie Mae Pool	2.392%	1/1/37	242	262
5,6	Fannie Mae Pool	2.402%	5/1/42	1,234	1,250
5,6	Fannie Mae Pool	2.407%	7/1/42	706	728
5,6,8	Fannie Mae Pool	2.419%	11/1/34	122	127
5,6,8	Fannie Mae Pool	2.428%	11/1/39	74	77
5,6,8	Fannie Mae Pool	2.435%	11/1/33	68	74
5,6,8	Fannie Mae Pool	2.438%	1/1/35	248	267
5,6	Fannie Mae Pool	2.443%	5/1/43	1,678	1,737
5,6	Fannie Mae Pool	2.449%	10/1/42	803	828
5,6	Fannie Mae Pool	2.464%	9/1/43	120	123
5,6	Fannie Mae Pool	2.493%	10/1/40	233	247
5,6	Fannie Mae Pool	2.506%	12/1/40	360	381
5,6,8	Fannie Mae Pool	2.551%	7/1/42	292	307
5,6	Fannie Mae Pool	2.604%	12/1/41	366	379
5,6	Fannie Mae Pool	2.624%	11/1/41	348	368
5,6	Fannie Mae Pool	2.673%	1/1/42	379	401
5,6	Fannie Mae Pool	2.743%	12/1/43	1,498	1,550
5,6	Fannie Mae Pool	2.767%	3/1/41	271	290
5,6	Fannie Mae Pool	2.775%	3/1/42	807	831
5,6	Fannie Mae Pool	2.793%	1/1/42	522	546
5,6	Fannie Mae Pool	2.810%	11/1/41	356	378
5,6,8	Fannie Mae Pool	2.846%	5/1/42	221	230
5,6	Fannie Mae Pool	2.911%	12/1/40	154	161
5,6	Fannie Mae Pool	2.971%	3/1/42	493	511
5,6	Fannie Mae Pool	2.993%	9/1/43	964	996
5,6	Fannie Mae Pool	3.050%	2/1/42	381	394
5,6	Fannie Mae Pool	3.060%	2/1/41–3/1/41	288	302
5,6	Fannie Mae Pool	3.065%	3/1/41	370	390
5,6	Fannie Mae Pool	3.128%	2/1/41	278	287
5,6	Fannie Mae Pool	3.137%	2/1/42	1,560	1,673
5,6	Fannie Mae Pool	3.163%	12/1/40	142	150
5,6	Fannie Mae Pool	3.218%	9/1/40	130	137
5,6	Fannie Mae Pool	3.228%	12/1/40	140	148
5,6	Fannie Mae Pool	3.230%	8/1/40	155	162

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6,8	Fannie Mae Pool	3.241%	1/1/40	209	216
5,6	Fannie Mae Pool	3.251%	10/1/40	147	155
5,6	Fannie Mae Pool	3.265%	5/1/41	337	358
5,6	Fannie Mae Pool	3.318%	11/1/40	119	126
5,6	Fannie Mae Pool	3.331%	8/1/42	515	532
5,6	Fannie Mae Pool	3.431%	5/1/40	90	93
5,6	Fannie Mae Pool	3.489%	5/1/40	53	56
5,6	Fannie Mae Pool	3.534%	6/1/41	95	100
5,6	Fannie Mae Pool	3.542%	7/1/41	504	517
5,6	Fannie Mae Pool	3.580%	8/1/39	92	97
5,6	Fannie Mae Pool	3.623%	4/1/41	232	245
5,6	Fannie Mae Pool	3.735%	6/1/41	374	397
5,6	Fannie Mae Pool	3.808%	9/1/40	322	340
5,6	Fannie Mae Pool	4.259%	12/1/39	243	248
5,6	Fannie Mae Pool	5.102%	3/1/38	85	90
5,6,8	Fannie Mae Pool	5.146%	11/1/39	142	150
5,6,8	Fannie Mae Pool	5.153%	8/1/39	317	332
5,6	Fannie Mae Pool	5.278%	7/1/36	52	54
5,6	Fannie Mae Pool	5.568%	4/1/37	167	178
5,6	Fannie Mae Pool	5.784%	12/1/37	197	212
5,6	Fannie Mae Pool	6.150%	10/1/37	199	207
5,6,8	Freddie Mac Non Gold Pool	1.485%	10/1/37	5	5
5,6,8	Freddie Mac Non Gold Pool	2.040%	1/1/37	190	201
5,6,8	Freddie Mac Non Gold Pool	2.160%	10/1/37	60	63
5,6,8	Freddie Mac Non Gold Pool	2.165%	7/1/35	123	131
5,6,8	Freddie Mac Non Gold Pool	2.258%	12/1/36	65	69
5,6,8	Freddie Mac Non Gold Pool	2.259%	3/1/37	25	26
5,6,8	Freddie Mac Non Gold Pool	2.276%	12/1/34	96	103
5,6,8	Freddie Mac Non Gold Pool	2.320%	2/1/37	39	41
5,6	Freddie Mac Non Gold Pool	2.323%	5/1/42	114	117
5,6,8	Freddie Mac Non Gold Pool	2.344%	12/1/36	73	78
5,6,8	Freddie Mac Non Gold Pool	2.352%	1/1/35	21	23
5,6,8	Freddie Mac Non Gold Pool	2.375%	11/1/34–5/1/36	165	173
5,6,8	Freddie Mac Non Gold Pool	2.383%	12/1/35	102	109
5,6	Freddie Mac Non Gold Pool	2.573%	2/1/42	229	241
5,6	Freddie Mac Non Gold Pool	2.612%	11/1/43	805	831
5,6	Freddie Mac Non Gold Pool	2.639%	12/1/40	147	153
5,6	Freddie Mac Non Gold Pool	2.652%	11/1/40	89	92
5,6	Freddie Mac Non Gold Pool	2.722%	12/1/40	351	364
5,6,8	Freddie Mac Non Gold Pool	2.740%	10/1/36	91	97
5,6	Freddie Mac Non Gold Pool	2.742%	2/1/42	376	397
5,6	Freddie Mac Non Gold Pool	2.781%	1/1/41	231	242
5,6	Freddie Mac Non Gold Pool	2.866%	2/1/41	316	338
5,6	Freddie Mac Non Gold Pool	2.917%	12/1/41	435	453
5,6	Freddie Mac Non Gold Pool	2.962%	2/1/41	94	101
5,6	Freddie Mac Non Gold Pool	3.096%	6/1/41	133	141
5,6	Freddie Mac Non Gold Pool	3.105%	3/1/41	112	119
5,6	Freddie Mac Non Gold Pool	3.132%	1/1/41	86	90
5,6	Freddie Mac Non Gold Pool	3.151%	11/1/40	182	187
5,6	Freddie Mac Non Gold Pool	3.238%	6/1/40	117	120
5,6	Freddie Mac Non Gold Pool	3.350%	5/1/40	56	59
5,6	Freddie Mac Non Gold Pool	3.420%	3/1/42	556	575
5,6	Freddie Mac Non Gold Pool	3.451%	5/1/40	54	57
5,6	Freddie Mac Non Gold Pool	3.586%	6/1/40	168	177
5,6	Freddie Mac Non Gold Pool	3.614%	6/1/40	90	96
5,6	Freddie Mac Non Gold Pool	3.676%	9/1/40	479	506
5,6	Freddie Mac Non Gold Pool	4.387%	5/1/38	15	16
5,6	Freddie Mac Non Gold Pool	5.280%	3/1/38	160	171
5,6	Freddie Mac Non Gold Pool	5.447%	1/1/38	38	39
5,6	Freddie Mac Non Gold Pool	5.484%	2/1/36	94	98
5,6	Freddie Mac Non Gold Pool	5.784%	9/1/37	335	350
5,6	Freddie Mac Non Gold Pool	5.809%	5/1/37	319	334
6,8	Ginnie Mae II Pool	2.000%	4/20/41–6/20/43	2,830	2,919
6,8	Ginnie Mae II Pool	2.125%	5/20/41	106	113

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6,8	Ginnie Mae II Pool	2.500%	10/20/39–1/20/42	3,553	3,664
6	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	2,208	2,326
6	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	2,949	3,101
6,8	Ginnie Mae II Pool	4.000%	10/20/38–10/20/41	1,080	1,132
6	Ginnie Mae II Pool	5.000%	7/20/38	13	13
					49,594
Total U.S. Government and Agency Obligations (Cost $6,211,828)					6,346,404
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
6	AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	207	221
6	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	61	62
6	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	137	137
6	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	365
6	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	150	150
6	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
6	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	300	300
6	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	150
6	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	350	349
6	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	150	150
6	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	275	273
6	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	175	174
6	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	300	299
6	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	200	199
6	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	425	424
6	American Express Credit Account Secured Note Trust
	2014-3	1.490%	4/15/20	625	627
6	American Express Credit Account Secured Note Trust
	2014-4	1.430%	6/15/20	325	325
6	AmeriCredit Automobile Receivables Trust 2013-1	0.610%	10/10/17	86	86
6	AmeriCredit Automobile Receivables Trust 2013-2	0.650%	12/8/17	74	74
6	AmeriCredit Automobile Receivables Trust 2013-3	0.920%	4/9/18	203	203
6	AmeriCredit Automobile Receivables Trust 2013-4	0.960%	4/9/18	80	80
6	AmeriCredit Automobile Receivables Trust 2014-1	0.900%	2/8/19	75	75
6	AmeriCredit Automobile Receivables Trust 2014-1	1.680%	7/8/19	50	50
6	AmeriCredit Automobile Receivables Trust 2014-2	0.940%	2/8/19	150	150
6	AmeriCredit Automobile Receivables Trust 2014-3	1.150%	6/10/19	225	225
6	Banc of America Commercial Mortgage Trust 2005-2	4.857%	7/10/43	86	86
6	Banc of America Commercial Mortgage Trust 2005-5	5.115%	10/10/45	704	713
6	Banc of America Commercial Mortgage Trust 2005-6	5.152%	9/10/47	260	267
6	Banc of America Commercial Mortgage Trust 2005-6	5.152%	9/10/47	245	253
6	Banc of America Commercial Mortgage Trust 2006-1	5.372%	9/10/45	763	783
6	Banc of America Commercial Mortgage Trust 2006-1	5.421%	9/10/45	50	52
6	Banc of America Commercial Mortgage Trust 2006-2	5.728%	5/10/45	945	982
6	Banc of America Commercial Mortgage Trust 2006-2	5.763%	5/10/45	160	167
6	Banc of America Commercial Mortgage Trust 2006-4	5.634%	7/10/46	1,650	1,740
6	Banc of America Commercial Mortgage Trust 2006-5	5.414%	9/10/47	905	949
6	Banc of America Commercial Mortgage Trust 2006-5	5.448%	9/10/47	200	209
6	Banc of America Commercial Mortgage Trust 2008-1	6.245%	2/10/51	1,166	1,289
6	Bear Stearns Commercial Mortgage Securities Trust
	2004-PWR6	4.868%	11/11/41	1	1
6	Bear Stearns Commercial Mortgage Securities Trust
	2005-PWR10	5.405%	12/11/40	1,086	1,112
6	Bear Stearns Commercial Mortgage Securities Trust
	2005-PWR8	4.750%	6/11/41	200	202
6	Bear Stearns Commercial Mortgage Securities Trust
	2005-TOP18	4.933%	2/13/42	61	62
6	Bear Stearns Commercial Mortgage Securities Trust
	2005-TOP20	5.129%	10/12/42	381	386
6	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR11	5.435%	3/11/39	575	595
6	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR12	5.743%	9/11/38	275	289

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Bear Stearns Commercial Mortgage Securities Trust
2006-PWR13	5.582%	9/11/41	160	170
6 Bear Stearns Commercial Mortgage Securities Trust
2006-TOP22	5.575%	4/12/38	538	558
6 Bear Stearns Commercial Mortgage Securities Trust
2006-TOP22	5.575%	4/12/38	250	263
6 Bear Stearns Commercial Mortgage Securities Trust
2006-TOP24	5.568%	10/12/41	425	452
6 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR16	5.655%	6/11/40	97	98
6 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR16	5.707%	6/11/40	535	584
6 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17	5.694%	6/11/50	770	836
6 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17	5.896%	6/11/50	735	806
6 Bear Stearns Commercial Mortgage Securities Trust
2007-PWR18	5.700%	6/11/50	1,050	1,142
6 Bear Stearns Commercial Mortgage Securities Trust
2007-TOP26	5.471%	1/12/45	318	341
6 Bear Stearns Commercial Mortgage Securities Trust
2007-TOP26	5.513%	1/12/45	335	360
6 Bear Stearns Commercial Mortgage Securities Trust
2007-TOP28	5.742%	9/11/42	1,945	2,125
6 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	375	375
6 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	250	250
6 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	215	215
6 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	230	230
6 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	228	229
6 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	135	136
6 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	450	450
6 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	300	300
6 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	300	302
6 Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	495	497
6 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	125
6 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	96
6 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	200	200
6 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	100	100
6 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
6 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	150	150
6 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	100	100
6 Capital One Multi-asset Execution Trust 2006-A3	5.050%	12/17/18	3,500	3,659
6 Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	550	610
6 Capital One Multi-Asset Execution Trust 2014-A2	1.260%	1/15/20	150	150
6 Capital One Multi-Asset Execution Trust 2014-A5	1.480%	7/15/20	525	526
6 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	145
6 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	234	234
6 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	96
6 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	270	271
6 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	140	141
6 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	125	125
6 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
6 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	180	179
6 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	120
6 Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	225	225
6 Carmax Auto Owner Trust 2014-2	1.610%	10/15/19	125	125
6 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	250	250
6 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	125	125
6 Carmax Auto Owner Trust 2014-4	1.250%	11/15/19	450	449
6 CD 2005-CD1 Commercial Mortgage Trust	5.226%	7/15/44	300	308
6 CD 2005-CD1 Commercial Mortgage Trust	5.226%	7/15/44	562	571
6 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,643	1,727
6 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	454
6 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	2,440	2,587

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,368	1,492
6	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.170%	8/1/19	120	126
6	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	81	90
6	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	821
6	Chase Issuance Trust 2006-A2	5.160%	4/16/18	1,030	1,078
6	Chase Issuance Trust 2012-A3	0.790%	6/15/17	635	636
6	Chase Issuance Trust 2012-A4	1.580%	8/16/21	600	591
6	Chase Issuance Trust 2012-A5	0.590%	8/15/17	361	361
6	Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,282
6	Chase Issuance Trust 2013-A1	1.300%	2/18/20	1,050	1,038
6	Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	775
6	Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,450	2,451
6	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	921
6	Chase Issuance Trust 2014-A6	1.260%	7/15/19	1,075	1,071
6	Chase Issuance Trust 2014-A7	1.380%	11/15/19	800	798
6	Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	611	622
6	Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	300	302
6	Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	833
6	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	610
6	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,162
6	Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	350	349
6	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,421
6	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	873
6	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	763
6	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	1,700	1,705
6	Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	1,250	1,252
6	Citigroup Commercial Mortgage Trust 2005-C3	4.830%	5/15/43	1,085	1,092
6	Citigroup Commercial Mortgage Trust 2006-C4	5.771%	3/15/49	963	1,005
6	Citigroup Commercial Mortgage Trust 2006-C4	5.771%	3/15/49	500	527
6	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	600	633
6	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	230	244
6	Citigroup Commercial Mortgage Trust 2007-C6	5.710%	12/10/49	1,141	1,241
6	Citigroup Commercial Mortgage Trust 2008-C7	6.142%	12/10/49	1,244	1,364
6	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	604
6	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	101
6	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	101
6	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	225	233
6	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	249
6	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	386
6	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	75	79
6	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	298
6	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	110
6	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	110
6	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	129	132
6	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	75	79
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	134
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	135
6	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	212
6	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	156
6	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	300	313
6	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	650	673
6	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.484%	4/15/47	1,185	1,271
6	COBALT CMBS Commercial Mortgage Trust 2007-C3	5.766%	5/15/46	888	963
6	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	1,010	1,019
6	COMM 2006-C7 Mortgage Trust	5.756%	6/10/46	975	1,020
6	COMM 2006-C7 Mortgage Trust	5.781%	6/10/46	200	211
6	COMM 2007-C9 Mortgage Trust	5.796%	12/10/49	900	982
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	147
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	197
6,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	231
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	349
6	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	206
6	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	211
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	278

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	361
6 COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	220
6 COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	64	64
6 COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	129
6 COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	131
6 COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	184
6 COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	135
6 COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	81
6 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	55
6 COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	59	59
6 COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	78
6 COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	53
6 COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	450	490
6 COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	163
6 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	185
6 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	153
6 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	234
6 COMM 2013-CCRE9 Mortgage Trust	4.235%	7/10/45	365	401
6 COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	160	175
6 COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	238
6 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	250
6 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	278
6 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	154
6 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	362
6 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	299
6 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	354
6 COMM 2014-CCRE14 Mortgage Trust	4.610%	2/10/47	175	192
6 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	336
6 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	118
6 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	226
6 COMM 2014-CCRE15 Mortgage Trust	4.717%	2/10/47	105	115
6 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	684
6 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	158
6 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	329
6 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	647
6 COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	225	232
6 COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	100	105
6 COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	175	187
6 COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	100	106
6 COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	175	182
6 COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	125	132
6 COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	150	159
6 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	128
6 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	348
6 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	441
6 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	186
6 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	92
6 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	81
6 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	215
6 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	61
COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	39
6 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	128
6 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	369
6 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	233
6 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	172
6 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	527
6 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	425	436
6 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	437
6 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	826
6 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	234
6 Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,788	1,814
6 Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	275	282
6 Commercial Mortgage Trust 2006-GG7	5.819%	7/10/38	274	287

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6,9	Commercial Mortgages Lease-Backed Certificates
	Series 2001-CMLB-1	6.746%	6/20/31	74	75
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.467%	2/15/39	400	417
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.467%	2/15/39	695	719
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.467%	2/15/39	240	249
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.806%	6/15/38	225	238
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.806%	6/15/38	1,430	1,495
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C4	5.509%	9/15/39	175	185
6	Credit Suisse Commercial Mortgage Trust Series 2006-
	C5	5.311%	12/15/39	454	479
6	Credit Suisse Commercial Mortgage Trust Series 2007-
	C1	5.383%	2/15/40	581	614
6	Credit Suisse Commercial Mortgage Trust Series 2007-
	C3	5.702%	6/15/39	471	501
6	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	196	196
6	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	150	152
6	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	82
6	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	163
6	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	952
6	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	550	550
6	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	1,175	1,174
5,6	Fannie Mae-Aces 2012-M9	1.553%	4/25/22	125	123
5,6	Fannie Mae-Aces 2013-M12	2.385%	3/25/23	1,188	1,180
5,6	Fannie Mae-Aces 2013-M14	2.505%	4/25/23	1,232	1,220
5,6	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	1,275	1,325
5,6	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	75	75
5,6	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	437
5,6	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	1,721	1,747
5,6	Fannie Mae-Aces 2014-M1	3.373%	7/25/23	1,675	1,745
5,6	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,250	1,263
5,6	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	200	201
5,6	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	175	176
5,6	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	484
5,6	Fannie Mae-Aces 2014-M2	1.916%	6/25/21	527	531
5,6	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	1,266	1,338
5,6	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	506	515
5,6	Fannie Mae-Aces 2014-M3	3.477%	1/25/24	600	633
5,6	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	654
5,6	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,175	1,176
5,6	Fannie Mae-Aces 2014-M7	3.557%	6/25/24	1,296	1,357
5,6	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	219	220
5,6	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	660
5,6	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	1,025	1,029
5,6	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	793
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	250	255
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	1,091	1,144
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	524	567
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,450	1,491
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	585	575
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	1,450	1,439
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	915	910

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K021	3.490%	1/25/24	50	53
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	75	74
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	1,275	1,265
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	1,275	1,279
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	1,875	1,947
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,317
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	1,182	1,218
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	1,250	1,310
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,324
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	1,218	1,271
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	1,260	1,327
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	1,106	1,143
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	1,325	1,366
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,208	1,290
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	1,400	1,488
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,375	1,468
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	415	426
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,475	1,559
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	296	304
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	850	894
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	399	410
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	1,025	1,072
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	1,000	1,038
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	1,800	1,875
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	375	381
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	100	100
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	225	223
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	550	572
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	296	303
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	1,050	1,097
5,6	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	800	824
5,6	FHLMC Multifamily Structured Pass Through
	Certificates_K005	3.484%	4/25/19	945	984

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	FHLMC Multifamily Structured Pass Through
	Certificates_K006-A1	3.398%	7/25/19	691	727
5,6	FHLMC Multifamily Structured Pass Through
	Certificates_K007-A1	3.342%	12/25/19	525	548
5,6	FHLMC Multifamily Structured Pass Through
	Certificates_K009-A1	2.757%	5/25/20	908	935
5,6	FHLMC Multifamily Structured Pass Through
	Certificates_K503	1.384%	1/25/19	618	615
5,6	FHLMC Multifamily Structured Pass Through
	Certificates_K503	2.456%	8/25/19	1,250	1,278
5,6	FHLMC Multifamily Structured Pass Through
	Certificates_K708-A1	1.670%	10/25/18	276	279
5,6	FHLMC Multifamily Structured Pass Through
	Certificates_K711-A1	1.321%	12/25/18	1,019	1,020
5,6	FHLMC Multifamily Structures Pass Through
	Certificates_FHMS-K715	2.856%	1/25/21	475	490
6	Fifth Third Auto 2014-1	0.680%	4/16/18	275	275
6	Fifth Third Auto 2014-1	1.140%	10/15/20	175	175
6	Fifth Third Auto 2014-2	0.890%	11/15/18	175	175
6	Fifth Third Auto 2014-2	1.380%	12/15/20	100	100
6	Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	175	174
6	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	75	75
6	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	125	124
6	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	225	223
6	Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	10	10
6	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	400	401
6	Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	24	24
6	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	209	209
6	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	300	300
6	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	170	169
6	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	249	250
6	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	83
6	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	500	500
6	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	99
6	Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	500	500
6	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	100
6	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	375	375
6	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
6	Ford Credit Floorplan Master Owner Trust A Series
	2013-5	1.500%	9/15/18	350	352
6	Ford Credit Floorplan Master Owner Trust A Series
	2014-1	1.200%	2/15/19	450	449
6	Ford Credit Floorplan Master Owner Trust A Series
	2014-4	1.400%	8/15/19	850	849
6	GE Capital Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	409	403
6	GE Commercial Mortgage Corp. Series 2005-C3 Trust	4.974%	7/10/45	315	319
6	GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.274%	3/10/44	913	940
6	GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.274%	3/10/44	325	342
6	GE Commercial Mortgage Corp. Series 2007-C1 Trust	5.543%	12/10/49	850	899
6	GMAC Commercial Mortgage Securities Inc. Series
	2005-C1 Trust	4.754%	5/10/43	275	278
6	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,484
6	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	250	260
6	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	154
6	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	784
6	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	457
6	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	323
6	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	246
6	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	92
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	278
	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	119
6	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	197
6	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	143
6	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	737

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	218
6 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	106
6 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	137
6 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	437	436
6 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	882
6 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	295
6 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	175	182
6 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	150	159
6 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	507
6 GS Mortgage Securities Trust 2014-GC24	4.507%	9/10/47	125	134
6 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	128
6 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	258
6 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	831
6 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	130
6 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	131
6 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	325
6 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	251	251
6 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	287	287
6 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	111	111
6 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	110
6 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	150	150
6 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	149
6 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	270	269
6 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	135
6 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	200	200
6 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
6 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	375	374
6 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	225	223
6 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	200
6 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	149	149
6 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	308
6 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	325	325
6 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
6 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	865	868
6 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	323
6 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	201	201
6 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	350	349
6 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-CIBC11	5.402%	8/12/37	144	145
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-CIBC13	5.284%	1/12/43	125	129
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP2	4.780%	7/15/42	346	349
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP4	4.918%	10/15/42	873	890
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.236%	12/15/44	401	409
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.278%	12/15/44	175	181
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2005-LDP5	5.357%	12/15/44	70	72
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC14	5.433%	12/12/44	150	156
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC16	5.593%	5/12/45	569	605
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP6	5.475%	4/15/43	336	347
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.865%	4/15/45	1,770	1,846
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP7	5.865%	4/15/45	180	191
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP8	5.440%	5/15/45	225	238

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC18	5.440%	6/12/47	848	904
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.794%	2/12/51	1,515	1,634
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-CIBC20	5.877%	2/12/51	295	325
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP11	5.787%	6/15/49	575	617
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2007-LDP12	5.882%	2/15/51	1,675	1,824
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C6	3.507%	5/15/45	550	575
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-C8	2.829%	10/15/45	1,735	1,733
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2012-CIBX	3.483%	6/15/45	433	453
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C10	3.142%	12/15/47	146	148
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C10	3.372%	12/15/47	109	110
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	3.674%	12/15/46	150	158
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	3.881%	12/15/46	200	212
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.166%	12/15/46	300	326
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.517%	12/15/46	150	164
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-C16	4.944%	12/15/46	150	166
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2013-LC11	2.960%	4/15/46	173	173
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2014-C20	2.872%	7/15/47	175	179
6 JP Morgan Chase Commercial Mortgage Securities
Trust 2014-C20	3.805%	7/15/47	75	79
6 JPMBB Commercial Mortgage Securities Trust 2013-
C12	3.664%	7/15/45	122	128
6 JPMBB Commercial Mortgage Securities Trust 2013-
C12	4.026%	7/15/45	81	86
6 JPMBB Commercial Mortgage Securities Trust 2013-
C14	3.761%	8/15/46	240	254
6 JPMBB Commercial Mortgage Securities Trust 2013-
C14	4.133%	8/15/46	790	857
6 JPMBB Commercial Mortgage Securities Trust 2013-
C14	4.409%	8/15/46	220	238
6 JPMBB Commercial Mortgage Securities Trust 2013-
C15	1.233%	11/15/45	127	126
6 JPMBB Commercial Mortgage Securities Trust 2013-
C15	2.977%	11/15/45	680	701
6 JPMBB Commercial Mortgage Securities Trust 2013-
C15	3.659%	11/15/45	65	69
6 JPMBB Commercial Mortgage Securities Trust 2013-
C15	4.131%	11/15/45	435	472
6 JPMBB Commercial Mortgage Securities Trust 2013-
C15	4.420%	11/15/45	275	298
6 JPMBB Commercial Mortgage Securities Trust 2013-
C17	3.003%	1/15/47	250	258
6 JPMBB Commercial Mortgage Securities Trust 2013-
C17	3.705%	1/15/47	188	198
6 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.199%	1/15/47	625	680
6 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.458%	1/15/47	125	136

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 JPMBB Commercial Mortgage Securities Trust 2013-
C17	4.887%	1/15/47	188	207
6 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.079%	2/15/47	474	511
6 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.439%	2/15/47	93	101
6 JPMBB Commercial Mortgage Securities Trust 2014-
C18	4.809%	2/15/47	113	124
6 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.046%	4/15/47	175	180
6 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.669%	4/15/47	225	236
6 JPMBB Commercial Mortgage Securities Trust 2014-
C19	3.996%	4/15/47	225	241
6 JPMBB Commercial Mortgage Securities Trust 2014-
C19	4.243%	4/15/47	175	187
6 JPMBB Commercial Mortgage Securities Trust 2014-
C19	4.110%	9/15/47	175	183
6 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.428%	8/15/47	109	113
6 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.775%	8/15/47	100	105
6 JPMBB Commercial Mortgage Securities Trust 2014-
C21	3.996%	8/15/47	75	78
6 JPMBB Commercial Mortgage Securities Trust 2014-
C22	3.801%	9/15/47	650	685
6 JPMBB Commercial Mortgage Securities Trust 2014-
C23	3.934%	9/15/47	319	340
6 JPMBB Commercial Mortgage Securities Trust 2014-
C23	4.202%	9/15/47	188	200
6 JPMBB Commercial Mortgage Securities Trust 2014-
C24	2.940%	11/15/47	200	205
6 JPMBB Commercial Mortgage Securities Trust 2014-
C24	3.638%	11/15/47	150	156
6 JPMBB Commercial Mortgage Securities Trust 2014-
C24	3.914%	11/15/47	300	311
6 JPMBB Commercial Mortgage Securities Trust 2014-
C25	3.672%	11/15/47	750	783
6 JPMBB Commercial Mortgage Securities Trust 2014-
C25	4.065%	11/15/47	200	210
6 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.018%	1/15/48	400	411
6 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.494%	1/15/48	600	617
6 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.800%	1/15/48	200	205
6 JPMBB Commercial Mortgage Securities Trust 2014-
C26	3.951%	1/15/48	200	205
6 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	371	372
6 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	76
6 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	2,100	2,118
6 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	303	314
6 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	1,935	2,008
6 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	965	1,017
6 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	265
6 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	300	320
6 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	191
6 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	735	784
6 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	1,149	1,230
6 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	853	938
6 LB-UBS Commercial Mortgage Trust 2008-C1	6.154%	4/15/41	1,225	1,352
6 Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	100	100
6 Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	300	297
6 Mercedes-Benz Auto Receivables Trust 2013-1	0.780%	8/15/17	83	83

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Mercedes-Benz Auto Receivables Trust 2013-1	1.130%	11/15/19	83	83
6 Mercedes-Benz Auto Receivables Trust 2014-1	0.870%	10/15/18	200	199
6 Mercedes-Benz Auto Receivables Trust 2014-1	1.310%	11/16/20	75	75
6 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	140	142
6 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,756	1,802
6 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	645	650
6 Merrill Lynch Mortgage Trust 2006-C1	5.677%	5/12/39	100	105
6 Merrill Lynch Mortgage Trust 2006-C1	5.677%	5/12/39	1,735	1,807
6 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	260
6 Merrill Lynch Mortgage Trust 2007-C1	5.835%	6/12/50	1,895	2,054
6 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	996	1,086
6 ML-CFC Commercial Mortgage Trust 2006-2	5.869%	6/12/46	870	911
6 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	170
6 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	293
6 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,612	1,714
6 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	517	561
6 Morgan Stanley Bank of America Merrill Lynch Trust
2012-C5	3.176%	8/15/45	175	179
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C10	4.083%	7/15/46	2,000	2,168
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C11	4.217%	8/15/46	240	262
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C11	4.417%	8/15/46	120	131
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12	3.001%	10/15/46	320	330
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12	4.259%	10/15/46	445	486
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	2.936%	11/15/46	150	154
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	4.039%	11/15/46	300	323
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13	4.743%	11/15/46	150	162
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7	2.918%	2/15/46	179	179
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7	3.214%	2/15/46	36	36
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8	3.134%	12/15/48	225	228
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C8	3.376%	12/15/48	100	101
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9	3.102%	5/15/46	150	151
6 Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9	3.456%	5/15/46	125	127
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	1.250%	2/15/47	135	135
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	2.916%	2/15/47	175	179
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	3.669%	2/15/47	375	392
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	4.064%	2/15/47	375	403
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14	4.644%	2/15/47	150	164
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	2.849%	6/15/47	75	77
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	3.477%	6/15/47	75	78
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	3.892%	6/15/47	325	345
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C16	4.325%	6/15/47	125	132

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	3.194%	10/15/47	400	415
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	3.923%	10/15/47	100	106
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C18	4.446%	10/15/47	125	132
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.101%	12/15/47	400	412
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.326%	12/15/47	225	232
6 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19	3.526%	12/15/47	275	285
6 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	1,603	1,618
6 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	182
6 Morgan Stanley Capital I Trust 2005-HQ7	5.206%	11/14/42	798	810
6 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	1,045	1,063
6 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	170
6 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	36	36
6 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	430	435
6 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,849	1,940
6 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	399
6 Morgan Stanley Capital I Trust 2006-HQ8	5.412%	3/12/44	1,017	1,045
6 Morgan Stanley Capital I Trust 2006-HQ8	5.461%	3/12/44	375	390
6 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	265
6 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	236
6 Morgan Stanley Capital I Trust 2006-IQ11	5.656%	10/15/42	703	722
6 Morgan Stanley Capital I Trust 2006-IQ11	5.660%	10/15/42	30	32
6 Morgan Stanley Capital I Trust 2006-IQ11	5.660%	10/15/42	200	208
6 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	632	668
6 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	150	158
6 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	569
6 Morgan Stanley Capital I Trust 2006-TOP23	5.809%	8/12/41	110	117
6 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	35	36
6 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,490
6 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,455	1,580
6 Morgan Stanley Capital I Trust 2007-IQ16	6.083%	12/12/49	225	248
6 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	361
6 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	1,195	1,299
6 Morgan Stanley Capital I Trust 2007-TOP27	5.651%	6/11/42	300	325
6 Morgan Stanley Capital I Trust 2008-TOP29	6.278%	1/11/43	578	643
6 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	667
6 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	125	125
6 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	295
6 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	231	232
6 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	672
6 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	165	165
6 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	120
6 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	300	300
6 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	225
6 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	175	174
6 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	199
6 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	200	200
6 PSE&G Transition Funding LLC Series 2001-1	6.890%	12/15/17	1,694	1,757
9 Royal Bank of Canada	3.125%	4/14/15	425	428
6 Royal Bank of Canada	0.625%	12/5/16	500	500
6 Royal Bank of Canada	1.200%	9/19/18	850	845
6 Royal Bank of Canada	2.000%	10/1/19	2,000	2,012
6 Santander Drive Auto Receivables Trust 2013-1	0.620%	6/15/17	114	114
6 Santander Drive Auto Receivables Trust 2013-2	0.700%	9/15/17	204	204
6 Santander Drive Auto Receivables Trust 2013-3	0.700%	10/16/17	177	177
6 Santander Drive Auto Receivables Trust 2013-4	1.110%	12/15/17	145	145
6 Santander Drive Auto Receivables Trust 2013-4	0.870%	1/16/18	300	300
6 Santander Drive Auto Receivables Trust 2013-4	1.590%	10/15/18	300	301
6 Santander Drive Auto Receivables Trust 2014-2	0.800%	4/16/18	100	100

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Santander Drive Auto Receivables Trust 2014-3	0.810%	7/16/18	75	75
6 Santander Drive Auto Receivables Trust 2014-4	1.080%	9/17/18	200	200
6 Synchrony Credit Card Master Note Trust 2014-1	1.610%	11/15/20	250	250
6 TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.560%	8/15/39	160	163
6 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	633	635
6 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	65	65
6 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	145	144
6 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	325	324
6 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
6 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	100	100
6 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
6 UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	294
6 UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	178
6 UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	76
6 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	150	149
6 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	75
6 Volkswagen Auto Lease Trust	0.800%	4/20/17	120	119
6 Volkswagen Auto Lease Trust	0.990%	7/20/18	120	119
6 Volkswagen Auto Loan Enhanced Trust 2012-1	1.150%	7/20/18	724	727
6 Volkswagen Auto Loan Enhanced Trust 2013-2	0.700%	4/20/18	150	149
6 Volkswagen Auto Loan Enhanced Trust 2013-2	1.160%	3/20/20	75	74
6 Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/18	250	250
6 Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	225	225
6 Volkswagen Auto Loan Enhanced Trust 2014-2	0.950%	4/22/19	625	622
6 Volkswagen Auto Loan Enhanced Trust 2014-2	1.390%	5/20/21	200	198
6 Wachovia Bank Commercial Mortgage Trust Series
2005-C17	5.224%	3/15/42	125	125
6 Wachovia Bank Commercial Mortgage Trust Series
2005-C19	4.699%	5/15/44	686	693
6 Wachovia Bank Commercial Mortgage Trust Series
2005-C19	4.750%	5/15/44	65	66
6 Wachovia Bank Commercial Mortgage Trust Series
2005-C19	4.793%	5/15/44	150	151
6 Wachovia Bank Commercial Mortgage Trust Series
2005-C20	5.118%	7/15/42	619	623
6 Wachovia Bank Commercial Mortgage Trust Series
2005-C21	5.242%	10/15/44	834	847
6 Wachovia Bank Commercial Mortgage Trust Series
2005-C21	5.242%	10/15/44	60	61
6 Wachovia Bank Commercial Mortgage Trust Series
2005-C22	5.269%	12/15/44	1,399	1,432
6 Wachovia Bank Commercial Mortgage Trust Series
2005-C22	5.319%	12/15/44	50	51
6 Wachovia Bank Commercial Mortgage Trust Series
2006-C25	5.723%	5/15/43	667	693
6 Wachovia Bank Commercial Mortgage Trust Series
2006-C26	5.969%	6/15/45	121	128
6 Wachovia Bank Commercial Mortgage Trust Series
2006-C27	5.765%	7/15/45	739	774
6 Wachovia Bank Commercial Mortgage Trust Series
2006-C29	5.339%	11/15/48	375	397
6 Wachovia Bank Commercial Mortgage Trust Series
2007-C33	5.941%	2/15/51	494	527
6 Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	225	226
6 Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	125	128
6 Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	104
6 Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	300	316
6 Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	52
6 Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	250	257
6 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	300	307
6 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	400	410
6 Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	200	205
6 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	470
6 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	312

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	266
6 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	177
6 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	365
6 WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	253
6 WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	111
6 WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	53
6 WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	223
6 WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	44
6 WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	411
6 WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	204
6 WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	169
6 WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	706
6 WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	173
6 WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	290	302
6 WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	193
6 WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	199
6 WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	320
6 WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	103
6 WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	105
6 WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	107
6 WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	107
6 WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	109
6 WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	100	103
6 WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	209
6 WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,558
6 WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	54
6 WFRBS Commercial Mortgage Trust 2013-C18	4.673%	12/15/46	75	82
6 WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	250	258
6 WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	157
6 WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	189
6 WFRBS Commercial Mortgage Trust 2013-UBS1	4.632%	3/15/46	50	55
6 WFRBS Commercial Mortgage Trust 2014-C19	1.233%	3/15/47	66	66
6 WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	52
6 WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	78
6 WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	189
6 WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	54
6 WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	100	103
6 WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	105
6 WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	134
6 WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	136
6 WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	425	444
6 WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	600	630
6 WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	100	106
6 WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	99	104
6 WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	125	133
6 WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	75	79
6 WFRBS Commercial Mortgage Trust 2014-LC14	1.193%	3/15/47	209	209
6 WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	120	123
6 WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	313
6 WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	778
6 WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	322
6 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	200
6 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	150	150
6 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
6 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	200	200
6 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	200
6 World Omni Automobile Lease Securitization Trust
2013-A	1.100%	12/15/16	210	210
6 World Omni Automobile Lease Securitization Trust
2014-A	1.160%	9/15/17	200	200
6 World Omni Automobile Lease Securitization Trust
2014-A	1.370%	1/15/20	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $298,486)				306,841

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Corporate Bonds (10.1%)
Finance (3.2%)
Banking (2.2%)
Abbey National Treasury Services plc	4.000%	4/27/16	665	690
Abbey National Treasury Services plc	1.375%	3/13/17	800	799
Abbey National Treasury Services plc	3.050%	8/23/18	525	543
Abbey National Treasury Services plc	2.350%	9/10/19	675	676
Abbey National Treasury Services plc	4.000%	3/13/24	700	729
American Express Bank FSB	6.000%	9/13/17	225	250
American Express Centurion Bank	5.950%	6/12/17	75	83
American Express Centurion Bank	6.000%	9/13/17	1,750	1,949
American Express Co.	5.500%	9/12/16	350	376
American Express Co.	6.150%	8/28/17	535	596
American Express Co.	7.000%	3/19/18	2,200	2,542
American Express Co.	2.650%	12/2/22	1,472	1,444
American Express Co.	3.625%	12/5/24	450	455
American Express Co.	4.050%	12/3/42	121	122
6 American Express Co.	6.800%	9/1/66	450	472
American Express Credit Corp.	2.750%	9/15/15	985	1,000
American Express Credit Corp.	1.300%	7/29/16	275	276
American Express Credit Corp.	2.800%	9/19/16	425	438
American Express Credit Corp.	2.375%	3/24/17	825	843
American Express Credit Corp.	1.125%	6/5/17	700	698
American Express Credit Corp.	2.125%	7/27/18	550	554
American Express Credit Corp.	2.125%	3/18/19	2,200	2,198
Associates Corp. of North America	6.950%	11/1/18	1,600	1,869
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	476
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	150	150
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	252
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,629
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	300
Bank of America Corp.	1.250%	1/11/16	700	701
Bank of America Corp.	3.625%	3/17/16	275	283
Bank of America Corp.	6.050%	5/16/16	1,095	1,161
Bank of America Corp.	3.750%	7/12/16	1,030	1,066
Bank of America Corp.	6.500%	8/1/16	1,370	1,476
Bank of America Corp.	5.750%	8/15/16	275	292
Bank of America Corp.	7.800%	9/15/16	300	330
Bank of America Corp.	5.625%	10/14/16	1,525	1,633
Bank of America Corp.	1.350%	11/21/16	400	399
Bank of America Corp.	5.420%	3/15/17	775	831
Bank of America Corp.	3.875%	3/22/17	1,750	1,832
Bank of America Corp.	5.700%	5/2/17	715	773
Bank of America Corp.	1.700%	8/25/17	600	600
Bank of America Corp.	6.400%	8/28/17	1,370	1,524
Bank of America Corp.	6.000%	9/1/17	250	276
Bank of America Corp.	5.750%	12/1/17	895	990
Bank of America Corp.	2.000%	1/11/18	2,650	2,645
Bank of America Corp.	6.875%	4/25/18	2,330	2,676
Bank of America Corp.	5.650%	5/1/18	6,450	7,164
Bank of America Corp.	2.600%	1/15/19	5,900	5,947
Bank of America Corp.	5.490%	3/15/19	200	220
Bank of America Corp.	2.650%	4/1/19	2,450	2,467
Bank of America Corp.	7.625%	6/1/19	1,124	1,359
Bank of America Corp.	5.625%	7/1/20	1,460	1,663
Bank of America Corp.	5.875%	1/5/21	145	169
Bank of America Corp.	5.000%	5/13/21	1,205	1,341
Bank of America Corp.	5.700%	1/24/22	500	579
Bank of America Corp.	3.300%	1/11/23	2,400	2,395
Bank of America Corp.	4.125%	1/22/24	1,400	1,471
Bank of America Corp.	4.000%	4/1/24	1,750	1,823
Bank of America Corp.	4.200%	8/26/24	2,000	2,041
Bank of America Corp.	4.250%	10/22/26	1,225	1,224

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	6.110%	1/29/37	535	638
Bank of America Corp.	7.750%	5/14/38	2,340	3,334
Bank of America Corp.	5.875%	2/7/42	1,150	1,445
Bank of America Corp.	5.000%	1/21/44	2,200	2,463
Bank of America Corp.	4.875%	4/1/44	550	607
Bank of America NA	1.125%	11/14/16	825	822
Bank of America NA	5.300%	3/15/17	1,675	1,798
Bank of America NA	6.100%	6/15/17	350	385
Bank of America NA	6.000%	10/15/36	350	438
Bank of Montreal	0.800%	11/6/15	425	426
Bank of Montreal	1.300%	7/15/16	700	704
Bank of Montreal	2.500%	1/11/17	1,425	1,459
Bank of Montreal	1.300%	7/14/17	400	398
Bank of Montreal	1.450%	4/9/18	500	494
Bank of Montreal	2.375%	1/25/19	575	580
Bank of Montreal	2.550%	11/6/22	450	439
Bank of New York Mellon Corp.	2.500%	1/15/16	450	458
Bank of New York Mellon Corp.	2.300%	7/28/16	486	496
Bank of New York Mellon Corp.	2.400%	1/17/17	1,850	1,893
Bank of New York Mellon Corp.	1.969%	6/20/17	200	203
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,088
Bank of New York Mellon Corp.	2.100%	1/15/19	325	326
Bank of New York Mellon Corp.	2.200%	3/4/19	225	225
Bank of New York Mellon Corp.	5.450%	5/15/19	350	396
Bank of New York Mellon Corp.	2.300%	9/11/19	1,900	1,903
Bank of New York Mellon Corp.	4.600%	1/15/20	400	441
Bank of New York Mellon Corp.	3.550%	9/23/21	625	653
Bank of New York Mellon Corp.	3.650%	2/4/24	150	157
Bank of New York Mellon Corp.	3.250%	9/11/24	600	603
Bank of Nova Scotia	2.050%	10/7/15	125	126
Bank of Nova Scotia	2.900%	3/29/16	105	108
Bank of Nova Scotia	1.375%	7/15/16	1,275	1,284
Bank of Nova Scotia	1.100%	12/13/16	1,100	1,101
Bank of Nova Scotia	2.550%	1/12/17	875	903
Bank of Nova Scotia	1.300%	7/21/17	425	424
Bank of Nova Scotia	1.375%	12/18/17	275	273
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,611
Bank of Nova Scotia	2.050%	10/30/18	450	451
Bank of Nova Scotia	2.050%	6/5/19	550	547
Bank of Nova Scotia	2.125%	9/11/19	900	903
Bank of Nova Scotia	4.375%	1/13/21	105	117
Bank of Nova Scotia	2.800%	7/21/21	475	475
Barclays Bank plc	5.000%	9/22/16	385	410
Barclays Bank plc	2.500%	2/20/19	500	506
Barclays Bank plc	6.750%	5/22/19	1,385	1,632
Barclays Bank plc	5.125%	1/8/20	1,260	1,411
Barclays Bank plc	5.140%	10/14/20	105	114
Barclays Bank plc	3.750%	5/15/24	1,300	1,338
Barclays plc	2.750%	11/8/19	475	473
BB&T Corp.	3.200%	3/15/16	185	189
BB&T Corp.	3.950%	4/29/16	1,250	1,294
BB&T Corp.	2.150%	3/22/17	450	457
BB&T Corp.	1.450%	1/12/18	550	545
BB&T Corp.	2.050%	6/19/18	350	352
BB&T Corp.	2.250%	2/1/19	200	200
BB&T Corp.	6.850%	4/30/19	1,250	1,483
BBVA US Senior SAU	4.664%	10/9/15	1,225	1,258
Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,452
Bear Stearns Cos. LLC	7.250%	2/1/18	1,085	1,251
BNP Paribas SA	3.600%	2/23/16	855	879
BNP Paribas SA	1.250%	12/12/16	1,650	1,651
BNP Paribas SA	2.375%	9/14/17	775	788
BNP Paribas SA	2.700%	8/20/18	150	153
BNP Paribas SA	2.400%	12/12/18	875	883

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BNP Paribas SA	2.450%	3/17/19	1,200	1,216
	BNP Paribas SA	5.000%	1/15/21	2,810	3,142
	BNP Paribas SA	3.250%	3/3/23	675	689
	BPCE SA	1.625%	2/10/17	750	753
	BPCE SA	2.500%	12/10/18	650	659
	BPCE SA	2.500%	7/15/19	700	707
	BPCE SA	4.000%	4/15/24	1,200	1,255
	Branch Banking & Trust Co.	5.625%	9/15/16	350	375
	Branch Banking & Trust Co.	1.450%	10/3/16	200	201
	Branch Banking & Trust Co.	1.050%	12/1/16	1,475	1,472
	Branch Banking & Trust Co.	1.350%	10/1/17	300	299
	Branch Banking & Trust Co.	3.800%	10/30/26	1,400	1,421
	Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	351
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	96
	Canadian Imperial Bank of Commerce	1.350%	7/18/16	850	854
	Capital One Bank USA NA	1.150%	11/21/16	250	249
	Capital One Bank USA NA	1.300%	6/5/17	550	545
	Capital One Bank USA NA	2.150%	11/21/18	300	299
	Capital One Bank USA NA	2.300%	6/5/19	900	892
	Capital One Bank USA NA	8.800%	7/15/19	625	779
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,130
	Capital One Financial Corp.	3.150%	7/15/16	805	828
	Capital One Financial Corp.	6.150%	9/1/16	175	188
	Capital One Financial Corp.	5.250%	2/21/17	50	54
	Capital One Financial Corp.	6.750%	9/15/17	130	146
	Capital One Financial Corp.	2.450%	4/24/19	1,800	1,796
	Capital One Financial Corp.	4.750%	7/15/21	280	308
	Capital One Financial Corp.	3.500%	6/15/23	82	83
	Capital One Financial Corp.	3.750%	4/24/24	1,000	1,014
	Capital One NA	1.500%	9/5/17	300	297
	Capital One NA	1.500%	3/22/18	600	591
	Capital One NA	2.400%	9/5/19	350	348
	Capital One NA	2.950%	7/23/21	510	507
6,9	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,080
	Citigroup Inc.	5.300%	1/7/16	275	287
	Citigroup Inc.	1.250%	1/15/16	750	750
	Citigroup Inc.	3.953%	6/15/16	435	452
	Citigroup Inc.	5.850%	8/2/16	185	198
	Citigroup Inc.	1.300%	11/15/16	600	599
	Citigroup Inc.	4.450%	1/10/17	1,800	1,904
	Citigroup Inc.	5.500%	2/15/17	115	124
	Citigroup Inc.	1.550%	8/14/17	575	574
	Citigroup Inc.	6.125%	11/21/17	3,490	3,889
	Citigroup Inc.	1.850%	11/24/17	1,335	1,334
	Citigroup Inc.	6.125%	5/15/18	3,526	3,983
	Citigroup Inc.	2.500%	9/26/18	1,825	1,846
	Citigroup Inc.	2.550%	4/8/19	275	277
	Citigroup Inc.	8.500%	5/22/19	2,525	3,140
	Citigroup Inc.	2.500%	7/29/19	725	725
	Citigroup Inc.	5.375%	8/9/20	1,195	1,352
	Citigroup Inc.	4.050%	7/30/22	125	129
	Citigroup Inc.	3.500%	5/15/23	475	462
	Citigroup Inc.	3.875%	10/25/23	1,000	1,037
	Citigroup Inc.	3.750%	6/16/24	725	739
	Citigroup Inc.	4.000%	8/5/24	725	726
	Citigroup Inc.	5.500%	9/13/25	1,125	1,244
	Citigroup Inc.	4.300%	11/20/26	1,000	996
	Citigroup Inc.	6.625%	1/15/28	800	1,014
	Citigroup Inc.	5.875%	2/22/33	520	598
	Citigroup Inc.	6.000%	10/31/33	425	494
	Citigroup Inc.	5.850%	12/11/34	167	203
	Citigroup Inc.	6.125%	8/25/36	1,565	1,859
	Citigroup Inc.	6.875%	3/5/38	1,742	2,368
	Citigroup Inc.	8.125%	7/15/39	1,125	1,712

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	5.875%	1/30/42	625	787
Citigroup Inc.	5.300%	5/6/44	2,225	2,407
Citizens Bank NA	1.600%	12/4/17	325	324
Citizens Bank NA	2.450%	12/4/19	325	323
Comerica Bank	5.200%	8/22/17	300	326
Comerica Inc.	3.000%	9/16/15	375	381
Commonwealth Bank of Australia	1.950%	3/16/15	800	802
Commonwealth Bank of Australia	1.400%	9/8/17	850	846
Commonwealth Bank of Australia	1.900%	9/18/17	250	252
Commonwealth Bank of Australia	2.500%	9/20/18	900	914
Commonwealth Bank of Australia	2.250%	3/13/19	225	227
Commonwealth Bank of Australia	2.300%	9/6/19	500	502
Compass Bank	1.850%	9/29/17	225	224
Compass Bank	6.400%	10/1/17	150	164
Compass Bank	2.750%	9/29/19	225	225
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	420	425
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	1,175	1,225
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700%	3/19/18	1,025	1,021
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250%	1/14/19	1,000	1,006
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,560	1,719
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	1,225	1,303
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	1,975	2,012
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625%	12/1/23	1,675	1,777
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	135	162
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750%	12/1/43	700	838
Credit Suisse	1.375%	5/26/17	2,600	2,592
Credit Suisse	6.000%	2/15/18	975	1,084
Credit Suisse	2.300%	5/28/19	2,275	2,268
Credit Suisse	5.300%	8/13/19	475	533
Credit Suisse	5.400%	1/14/20	200	223
Credit Suisse	4.375%	8/5/20	865	936
Credit Suisse	3.000%	10/29/21	800	794
Credit Suisse	3.625%	9/9/24	1,825	1,854
Credit Suisse USA Inc.	5.375%	3/2/16	120	126
Credit Suisse USA Inc.	5.850%	8/16/16	500	539
Credit Suisse USA Inc.	7.125%	7/15/32	465	651
Deutsche Bank AG	3.250%	1/11/16	805	822
Deutsche Bank AG	1.400%	2/13/17	200	199
Deutsche Bank AG	1.350%	5/30/17	1,300	1,290
Deutsche Bank AG	6.000%	9/1/17	2,360	2,617
Deutsche Bank AG	2.500%	2/13/19	725	734
Deutsche Bank AG	3.700%	5/30/24	875	895
6 Deutsche Bank AG	4.296%	5/24/28	850	814
Discover Bank	2.000%	2/21/18	1,100	1,097
Discover Bank	7.000%	4/15/20	250	295
Discover Bank	3.200%	8/9/21	350	351
Discover Bank	4.250%	3/13/26	1,125	1,158
Discover Financial Services	3.850%	11/21/22	225	228
Discover Financial Services	3.950%	11/6/24	350	352
Fifth Third Bancorp	3.500%	3/15/22	825	848
Fifth Third Bancorp	4.300%	1/16/24	975	1,019
Fifth Third Bancorp	8.250%	3/1/38	910	1,377
Fifth Third Bank	0.900%	2/26/16	300	300
Fifth Third Bank	1.150%	11/18/16	250	250
Fifth Third Bank	1.350%	6/1/17	300	299
Fifth Third Bank	2.375%	4/25/19	600	602
Fifth Third Bank	2.875%	10/1/21	1,435	1,435
First Horizon National Corp.	5.375%	12/15/15	1,050	1,087
First Niagara Financial Group Inc.	6.750%	3/19/20	75	83
FirstMerit Bank NA	4.270%	11/25/26	450	455
FirstMerit Corp.	4.350%	2/4/23	125	131
Goldman Sachs Capital I	6.345%	2/15/34	900	1,066
Goldman Sachs Group Inc.	5.350%	1/15/16	200	209
Goldman Sachs Group Inc.	3.625%	2/7/16	8,515	8,739

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	5.750%	10/1/16	520	558
Goldman Sachs Group Inc.	5.625%	1/15/17	830	890
Goldman Sachs Group Inc.	6.250%	9/1/17	645	717
Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,538
Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,236
Goldman Sachs Group Inc.	6.150%	4/1/18	100	112
Goldman Sachs Group Inc.	2.900%	7/19/18	3,425	3,506
Goldman Sachs Group Inc.	2.625%	1/31/19	2,475	2,490
Goldman Sachs Group Inc.	7.500%	2/15/19	1,420	1,687
Goldman Sachs Group Inc.	5.375%	3/15/20	1,195	1,339
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,861
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,885
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,541
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	1,014
Goldman Sachs Group Inc.	4.000%	3/3/24	1,400	1,451
Goldman Sachs Group Inc.	3.850%	7/8/24	1,325	1,359
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,681
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,618
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,346
Goldman Sachs Group Inc.	6.750%	10/1/37	2,770	3,469
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,641
Goldman Sachs Group Inc.	4.800%	7/8/44	975	1,035
HSBC Bank USA NA	4.875%	8/24/20	950	1,049
HSBC Bank USA NA	5.875%	11/1/34	675	853
HSBC Bank USA NA	5.625%	8/15/35	625	764
HSBC Bank USA NA	7.000%	1/15/39	300	429
HSBC Holdings plc	5.100%	4/5/21	1,310	1,478
HSBC Holdings plc	4.875%	1/14/22	225	251
HSBC Holdings plc	4.000%	3/30/22	700	744
HSBC Holdings plc	4.250%	3/14/24	1,000	1,040
HSBC Holdings plc	7.625%	5/17/32	400	549
HSBC Holdings plc	7.350%	11/27/32	400	542
HSBC Holdings plc	6.500%	5/2/36	385	490
HSBC Holdings plc	6.500%	9/15/37	1,885	2,414
HSBC Holdings plc	6.800%	6/1/38	825	1,086
HSBC Holdings plc	6.100%	1/14/42	200	267
HSBC Holdings plc	5.250%	3/14/44	1,000	1,119
HSBC USA Inc.	1.500%	11/13/17	1,425	1,421
HSBC USA Inc.	1.625%	1/16/18	1,925	1,915
HSBC USA Inc.	2.625%	9/24/18	850	873
HSBC USA Inc.	2.375%	11/13/19	1,025	1,024
HSBC USA Inc.	5.000%	9/27/20	145	158
Huntington Bancshares Inc.	2.600%	8/2/18	175	177
Huntington Bancshares Inc.	7.000%	12/15/20	450	540
Huntington National Bank	1.300%	11/20/16	300	300
Huntington National Bank	1.375%	4/24/17	1,100	1,091
Intesa Sanpaolo SPA	3.125%	1/15/16	825	839
Intesa Sanpaolo SPA	2.375%	1/13/17	1,000	1,008
Intesa Sanpaolo SPA	3.875%	1/16/18	525	546
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,657
Intesa Sanpaolo SPA	5.250%	1/12/24	625	679
JPMorgan Chase & Co.	1.100%	10/15/15	1,925	1,929
JPMorgan Chase & Co.	1.125%	2/26/16	2,000	2,005
JPMorgan Chase & Co.	3.450%	3/1/16	725	744
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,084
JPMorgan Chase & Co.	1.350%	2/15/17	4,332	4,334
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,566
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,736
JPMorgan Chase & Co.	1.800%	1/25/18	125	125
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,359
JPMorgan Chase & Co.	2.350%	1/28/19	2,150	2,161
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,656
JPMorgan Chase & Co.	2.200%	10/22/19	75	74
JPMorgan Chase & Co.	4.400%	7/22/20	905	979

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,262
JPMorgan Chase & Co.	4.625%	5/10/21	835	918
JPMorgan Chase & Co.	4.350%	8/15/21	2,005	2,177
JPMorgan Chase & Co.	4.500%	1/24/22	725	790
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,440
JPMorgan Chase & Co.	3.200%	1/25/23	1,625	1,626
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,283
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,639
JPMorgan Chase & Co.	3.625%	5/13/24	275	281
JPMorgan Chase & Co.	3.875%	9/10/24	2,000	2,002
JPMorgan Chase & Co.	4.125%	12/15/26	1,375	1,372
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,495
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,443
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,150
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,412
JPMorgan Chase & Co.	5.625%	8/16/43	400	466
JPMorgan Chase Bank NA	5.875%	6/13/16	725	771
JPMorgan Chase Bank NA	6.000%	10/1/17	1,660	1,843
KeyBank NA	5.450%	3/3/16	300	315
KeyBank NA	1.650%	2/1/18	450	447
KeyBank NA	2.500%	12/15/19	300	301
KeyCorp	2.300%	12/13/18	400	402
KeyCorp	5.100%	3/24/21	1,310	1,481
Lloyds Bank plc	4.875%	1/21/16	405	420
Lloyds Bank plc	4.200%	3/28/17	400	424
Lloyds Bank plc	2.300%	11/27/18	800	807
Lloyds Bank plc	6.375%	1/21/21	1,875	2,258
Lloyds Banking Group plc	4.500%	11/4/24	500	505
Manufacturers & Traders Trust Co.	1.400%	7/25/17	450	449
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	679
Manufacturers & Traders Trust Co.	2.300%	1/30/19	550	549
Manufacturers & Traders Trust Co.	2.250%	7/25/19	800	798
Morgan Stanley	3.450%	11/2/15	2,000	2,040
Morgan Stanley	1.750%	2/25/16	125	126
Morgan Stanley	3.800%	4/29/16	2,135	2,203
Morgan Stanley	5.750%	10/18/16	425	456
Morgan Stanley	5.450%	1/9/17	1,385	1,487
Morgan Stanley	4.750%	3/22/17	1,120	1,193
Morgan Stanley	5.950%	12/28/17	1,110	1,232
Morgan Stanley	6.625%	4/1/18	3,235	3,686
Morgan Stanley	2.125%	4/25/18	2,925	2,924
Morgan Stanley	2.500%	1/24/19	1,675	1,677
Morgan Stanley	7.300%	5/13/19	1,390	1,647
Morgan Stanley	2.375%	7/23/19	2,500	2,477
Morgan Stanley	5.625%	9/23/19	1,715	1,936
Morgan Stanley	5.500%	1/26/20	525	591
Morgan Stanley	5.500%	7/24/20	650	733
Morgan Stanley	5.750%	1/25/21	1,335	1,532
Morgan Stanley	5.500%	7/28/21	1,575	1,789
Morgan Stanley	4.875%	11/1/22	875	930
Morgan Stanley	3.750%	2/25/23	950	975
Morgan Stanley	4.100%	5/22/23	2,025	2,052
Morgan Stanley	3.875%	4/29/24	1,950	2,001
Morgan Stanley	3.700%	10/23/24	1,625	1,646
Morgan Stanley	5.000%	11/24/25	1,000	1,067
Morgan Stanley	4.350%	9/8/26	1,375	1,381
Morgan Stanley	7.250%	4/1/32	705	965
Morgan Stanley	6.375%	7/24/42	1,525	2,013
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	283
MUFG Union Bank NA	5.950%	5/11/16	450	477
MUFG Union Bank NA	1.500%	9/26/16	275	276
MUFG Union Bank NA	2.125%	6/16/17	125	126
MUFG Union Bank NA	2.625%	9/26/18	1,200	1,215
MUFG Union Bank NA	2.250%	5/6/19	300	299

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Murray Street Investment Trust I	4.647%	3/9/17	725	765
National Australia Bank Ltd.	1.300%	7/25/16	700	704
National Australia Bank Ltd.	2.750%	3/9/17	425	438
National Australia Bank Ltd.	2.300%	7/25/18	750	761
National Australia Bank Ltd.	3.000%	1/20/23	325	324
National Bank of Canada	1.450%	11/7/17	225	223
National City Corp.	6.875%	5/15/19	310	364
Northern Trust Co.	6.500%	8/15/18	75	87
Northern Trust Corp.	2.375%	8/2/22	825	803
Northern Trust Corp.	3.950%	10/30/25	525	545
People's United Bank	4.000%	7/15/24	275	279
PNC Bank NA	0.800%	1/28/16	50	50
PNC Bank NA	4.875%	9/21/17	1,250	1,348
PNC Bank NA	1.500%	10/18/17	525	524
PNC Bank NA	6.000%	12/7/17	350	391
PNC Bank NA	2.250%	7/2/19	600	598
PNC Bank NA	2.400%	10/18/19	525	527
PNC Bank NA	2.950%	1/30/23	100	97
PNC Bank NA	3.800%	7/25/23	700	722
PNC Bank NA	3.300%	10/30/24	350	356
PNC Bank NA	4.200%	11/1/25	825	872
PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,778
PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,476
PNC Funding Corp.	2.700%	9/19/16	105	108
PNC Funding Corp.	6.700%	6/10/19	50	59
PNC Funding Corp.	5.125%	2/8/20	825	926
PNC Funding Corp.	4.375%	8/11/20	800	869
PNC Funding Corp.	3.300%	3/8/22	1,900	1,943
Regions Bank	6.450%	6/26/37	500	625
Regions Financial Corp.	2.000%	5/15/18	1,325	1,310
Royal Bank of Canada	2.625%	12/15/15	600	611
Royal Bank of Canada	2.875%	4/19/16	125	128
Royal Bank of Canada	2.300%	7/20/16	1,045	1,067
Royal Bank of Canada	1.450%	9/9/16	625	630
Royal Bank of Canada	1.250%	6/16/17	625	622
Royal Bank of Canada	1.400%	10/13/17	1,075	1,071
Royal Bank of Canada	1.500%	1/16/18	1,375	1,369
Royal Bank of Canada	2.200%	7/27/18	2,375	2,393
Royal Bank of Canada	2.200%	9/23/19	1,800	1,809
Royal Bank of Scotland Group plc	1.875%	3/31/17	400	400
Royal Bank of Scotland Group plc	6.400%	10/21/19	1,095	1,267
Royal Bank of Scotland plc	4.375%	3/16/16	470	487
Royal Bank of Scotland plc	5.625%	8/24/20	695	792
Royal Bank of Scotland plc	6.125%	1/11/21	920	1,083
Santander Holdings USA Inc.	4.625%	4/19/16	450	469
Santander Holdings USA Inc.	3.450%	8/27/18	625	647
Societe Generale SA	2.750%	10/12/17	550	564
Societe Generale SA	2.625%	10/1/18	450	458
State Street Bank & Trust Co.	5.300%	1/15/16	300	313
State Street Corp.	2.875%	3/7/16	515	527
State Street Corp.	4.956%	3/15/18	1,025	1,110
State Street Corp.	1.350%	5/15/18	150	148
State Street Corp.	4.375%	3/7/21	615	674
State Street Corp.	3.100%	5/15/23	400	395
State Street Corp.	3.700%	11/20/23	851	892
State Street Corp.	3.300%	12/16/24	500	505
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	426
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	150	150
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	500	495
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	750
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,059
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	528
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	650	645
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	330

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	79
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	772
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	946
SunTrust Bank	7.250%	3/15/18	75	87
SunTrust Bank	2.750%	5/1/23	250	244
SunTrust Banks Inc.	3.600%	4/15/16	940	968
SunTrust Banks Inc.	3.500%	1/20/17	380	396
SunTrust Banks Inc.	2.350%	11/1/18	475	476
SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,006
Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,292
Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,370
Svenska Handelsbanken AB	2.500%	1/25/19	775	790
Svenska Handelsbanken AB	2.250%	6/17/19	850	855
Synchrony Financial	1.875%	8/15/17	200	200
Synchrony Financial	3.000%	8/15/19	200	202
Synchrony Financial	3.750%	8/15/21	300	306
Synchrony Financial	4.250%	8/15/24	750	770
Toronto-Dominion Bank	2.500%	7/14/16	260	266
Toronto-Dominion Bank	2.375%	10/19/16	630	645
Toronto-Dominion Bank	1.125%	5/2/17	550	547
Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,642
Toronto-Dominion Bank	2.125%	7/2/19	500	500
Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,352
UBS AG	7.000%	10/15/15	750	785
UBS AG	5.875%	7/15/16	205	219
UBS AG	7.375%	6/15/17	200	224
UBS AG	1.375%	8/14/17	700	696
UBS AG	5.875%	12/20/17	2,215	2,476
UBS AG	5.750%	4/25/18	835	936
UBS AG	4.875%	8/4/20	1,025	1,142
US Bancorp	2.450%	7/27/15	145	147
US Bancorp	3.442%	2/1/16	1,680	1,720
US Bancorp	1.650%	5/15/17	325	327
US Bancorp	2.200%	4/25/19	1,100	1,102
US Bancorp	4.125%	5/24/21	915	996
US Bancorp	3.000%	3/15/22	575	584
US Bancorp	2.950%	7/15/22	375	371
US Bancorp	3.600%	9/11/24	150	152
US Bank NA	1.375%	9/11/17	1,250	1,250
US Bank NA	2.125%	10/28/19	1,000	997
Vesey Street Investment Trust I	4.404%	9/1/16	75	79
Wachovia Bank NA	6.000%	11/15/17	250	280
Wachovia Bank NA	5.850%	2/1/37	425	533
Wachovia Bank NA	6.600%	1/15/38	605	841
Wachovia Corp.	5.625%	10/15/16	500	538
Wachovia Corp.	5.750%	6/15/17	300	331
Wachovia Corp.	5.750%	2/1/18	985	1,103
Wachovia Corp.	7.500%	4/15/35	150	208
Wachovia Corp.	5.500%	8/1/35	200	234
Wachovia Corp.	6.550%	10/15/35	100	126
Wells Fargo & Co.	3.676%	6/15/16	580	602
Wells Fargo & Co.	1.250%	7/20/16	1,025	1,029
Wells Fargo & Co.	5.125%	9/15/16	740	789
Wells Fargo & Co.	2.625%	12/15/16	575	592
Wells Fargo & Co.	2.100%	5/8/17	425	432
Wells Fargo & Co.	1.150%	6/2/17	450	448
Wells Fargo & Co.	5.625%	12/11/17	2,135	2,377
Wells Fargo & Co.	1.500%	1/16/18	1,725	1,713
Wells Fargo & Co.	2.150%	1/15/19	500	501
Wells Fargo & Co.	2.125%	4/22/19	2,300	2,296
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,095
Wells Fargo & Co.	4.600%	4/1/21	6,310	7,013
Wells Fargo & Co.	3.500%	3/8/22	1,600	1,670
Wells Fargo & Co.	3.450%	2/13/23	1,675	1,690

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wells Fargo & Co.	4.125%	8/15/23	1,550	1,627
Wells Fargo & Co.	4.100%	6/3/26	2,875	2,930
Wells Fargo & Co.	5.375%	11/2/43	2,200	2,502
Wells Fargo & Co.	5.606%	1/15/44	2,000	2,354
Wells Fargo & Co.	4.650%	11/4/44	1,225	1,264
Wells Fargo Bank NA	5.750%	5/16/16	250	266
Wells Fargo Bank NA	5.950%	8/26/36	550	691
6 Wells Fargo Capital X	5.950%	12/1/86	425	433
Westpac Banking Corp.	3.000%	12/9/15	240	245
Westpac Banking Corp.	0.950%	1/12/16	650	651
Westpac Banking Corp.	1.200%	5/19/17	600	598
Westpac Banking Corp.	2.000%	8/14/17	1,275	1,292
Westpac Banking Corp.	1.500%	12/1/17	725	725
Westpac Banking Corp.	1.600%	1/12/18	1,850	1,843
Westpac Banking Corp.	2.250%	7/30/18	250	253
Westpac Banking Corp.	2.250%	1/17/19	875	884
Westpac Banking Corp.	4.875%	11/19/19	930	1,035
Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	364
Ameriprise Financial Inc.	7.300%	6/28/19	450	545
Ameriprise Financial Inc.	4.000%	10/15/23	725	766
Ameriprise Financial Inc.	3.700%	10/15/24	100	102
6 Ameriprise Financial Inc.	7.518%	6/1/66	200	214
BlackRock Inc.	6.250%	9/15/17	300	336
BlackRock Inc.	5.000%	12/10/19	475	537
BlackRock Inc.	4.250%	5/24/21	450	497
BlackRock Inc.	3.375%	6/1/22	550	569
BlackRock Inc.	3.500%	3/18/24	1,000	1,028
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,255
CME Group Inc.	3.000%	9/15/22	1,000	1,017
CME Group Inc.	5.300%	9/15/43	325	396
Eaton Vance Corp.	3.625%	6/15/23	200	204
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	4.625%	5/20/20	100	111
Franklin Resources Inc.	2.800%	9/15/22	575	574
IntercontinentalExchange Group Inc.	2.500%	10/15/18	625	636
IntercontinentalExchange Group Inc.	4.000%	10/15/23	250	263
Invesco Finance plc	3.125%	11/30/22	500	495
Invesco Finance plc	4.000%	1/30/24	650	681
Invesco Finance plc	5.375%	11/30/43	775	930
Jefferies Group LLC	3.875%	11/9/15	125	127
Jefferies Group LLC	5.125%	4/13/18	320	338
Jefferies Group LLC	8.500%	7/15/19	655	783
Jefferies Group LLC	6.875%	4/15/21	870	986
Jefferies Group LLC	5.125%	1/20/23	300	301
Jefferies Group LLC	6.250%	1/15/36	20	20
Lazard Group LLC	6.850%	6/15/17	450	501
Lazard Group LLC	4.250%	11/14/20	75	79
Legg Mason Inc.	2.700%	7/15/19	775	779
Legg Mason Inc.	3.950%	7/15/24	150	152
Legg Mason Inc.	5.625%	1/15/44	550	627
Leucadia National Corp.	5.500%	10/18/23	400	409
Leucadia National Corp.	6.625%	10/23/43	325	330
NASDAQ OMX Group Inc.	5.550%	1/15/20	650	717
Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,028
Nomura Holdings Inc.	2.000%	9/13/16	1,350	1,357
Nomura Holdings Inc.	2.750%	3/19/19	850	854
Nomura Holdings Inc.	6.700%	3/4/20	225	265
Raymond James Financial Inc.	4.250%	4/15/16	100	104
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	114
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	456
Finance Companies (0.2%)
Air Lease Corp.	4.500%	1/15/16	300	308

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Air Lease Corp.	5.625%	4/1/17	675	726
Air Lease Corp.	2.125%	1/15/18	300	295
Air Lease Corp.	3.375%	1/15/19	425	430
Air Lease Corp.	4.750%	3/1/20	250	266
Air Lease Corp.	3.875%	4/1/21	300	302
Air Lease Corp.	4.250%	9/15/24	75	76
Ares Capital Corp.	4.875%	11/30/18	875	919
Block Financial LLC	5.500%	11/1/22	300	331
Fifth Street Finance Corp.	4.875%	3/1/19	150	154
FS Investment Corp.	4.000%	7/15/19	250	249
GATX Corp.	3.500%	7/15/16	225	232
GATX Corp.	1.250%	3/4/17	175	173
GATX Corp.	2.375%	7/30/18	150	151
GATX Corp.	2.500%	7/30/19	150	149
GATX Corp.	4.750%	6/15/22	275	301
GATX Corp.	5.200%	3/15/44	150	164
6 GE Capital Trust I	6.375%	11/15/67	500	539
General Electric Capital Corp.	1.000%	1/8/16	550	552
General Electric Capital Corp.	5.000%	1/8/16	750	783
General Electric Capital Corp.	2.950%	5/9/16	975	1,003
General Electric Capital Corp.	1.500%	7/12/16	750	758
General Electric Capital Corp.	3.350%	10/17/16	750	780
General Electric Capital Corp.	2.900%	1/9/17	750	776
General Electric Capital Corp.	5.400%	2/15/17	750	814
General Electric Capital Corp.	2.300%	4/27/17	2,385	2,442
General Electric Capital Corp.	1.250%	5/15/17	600	601
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,814
General Electric Capital Corp.	1.625%	4/2/18	900	901
General Electric Capital Corp.	5.625%	5/1/18	2,400	2,699
General Electric Capital Corp.	2.300%	1/14/19	750	762
General Electric Capital Corp.	6.000%	8/7/19	1,250	1,454
General Electric Capital Corp.	2.100%	12/11/19	100	100
General Electric Capital Corp.	5.500%	1/8/20	1,705	1,954
General Electric Capital Corp.	5.550%	5/4/20	925	1,066
General Electric Capital Corp.	4.375%	9/16/20	1,790	1,960
General Electric Capital Corp.	4.625%	1/7/21	1,360	1,512
General Electric Capital Corp.	5.300%	2/11/21	1,794	2,047
General Electric Capital Corp.	4.650%	10/17/21	2,160	2,431
General Electric Capital Corp.	3.150%	9/7/22	1,225	1,244
General Electric Capital Corp.	3.100%	1/9/23	1,625	1,645
General Electric Capital Corp.	3.450%	5/15/24	550	569
General Electric Capital Corp.	6.750%	3/15/32	3,015	4,106
General Electric Capital Corp.	6.150%	8/7/37	2,950	3,835
General Electric Capital Corp.	5.875%	1/14/38	3,085	3,895
General Electric Capital Corp.	6.875%	1/10/39	1,835	2,590
6 General Electric Capital Corp.	6.375%	11/15/67	1,043	1,124
HSBC Finance Corp.	5.500%	1/19/16	1,125	1,176
HSBC Finance Corp.	6.676%	1/15/21	2,811	3,336
9 International Lease Finance Corp.	6.750%	9/1/16	775	829
9 International Lease Finance Corp.	7.125%	9/1/18	775	868
Prospect Capital Corp.	5.000%	7/15/19	175	178
Prospect Capital Corp.	5.875%	3/15/23	150	154
Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	112
ACE INA Holdings Inc.	2.600%	11/23/15	290	295
ACE INA Holdings Inc.	5.700%	2/15/17	200	218
ACE INA Holdings Inc.	5.800%	3/15/18	50	56
ACE INA Holdings Inc.	5.900%	6/15/19	715	823
ACE INA Holdings Inc.	2.700%	3/13/23	350	340
ACE INA Holdings Inc.	3.350%	5/15/24	275	278
ACE INA Holdings Inc.	4.150%	3/13/43	225	235
AEGON Funding Co. LLC	5.750%	12/15/20	664	765
Aetna Inc.	1.500%	11/15/17	100	99

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Aetna Inc.	3.950%	9/1/20	75	79
Aetna Inc.	4.125%	6/1/21	320	345
Aetna Inc.	2.750%	11/15/22	650	632
Aetna Inc.	3.500%	11/15/24	1,145	1,162
Aetna Inc.	6.625%	6/15/36	750	1,000
Aetna Inc.	6.750%	12/15/37	275	364
Aetna Inc.	4.500%	5/15/42	525	555
Aetna Inc.	4.125%	11/15/42	200	200
Aflac Inc.	2.650%	2/15/17	325	334
Aflac Inc.	8.500%	5/15/19	225	282
Aflac Inc.	4.000%	2/15/22	325	344
Aflac Inc.	3.625%	6/15/23	1,000	1,019
Aflac Inc.	6.900%	12/17/39	75	102
Aflac Inc.	6.450%	8/15/40	300	391
Alleghany Corp.	5.625%	9/15/20	100	112
Alleghany Corp.	4.950%	6/27/22	425	468
Alleghany Corp.	4.900%	9/15/44	375	390
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	955
Allstate Corp.	3.150%	6/15/23	550	547
Allstate Corp.	5.550%	5/9/35	105	130
Allstate Corp.	4.500%	6/15/43	425	469
6 Allstate Corp.	5.750%	8/15/53	250	263
6 Allstate Corp.	6.125%	5/15/67	125	132
6 Allstate Corp.	6.500%	5/15/67	200	220
Alterra Finance LLC	6.250%	9/30/20	95	110
American Financial Group Inc.	9.875%	6/15/19	100	128
American International Group Inc.	5.600%	10/18/16	800	860
American International Group Inc.	5.450%	5/18/17	910	992
American International Group Inc.	5.850%	1/16/18	1,200	1,341
American International Group Inc.	3.375%	8/15/20	425	440
American International Group Inc.	6.400%	12/15/20	1,160	1,381
American International Group Inc.	4.875%	6/1/22	1,575	1,767
American International Group Inc.	4.125%	2/15/24	1,400	1,490
American International Group Inc.	6.250%	5/1/36	1,525	1,967
American International Group Inc.	4.500%	7/16/44	475	499
6 American International Group Inc.	8.175%	5/15/68	760	1,029
6 American International Group Inc.	6.250%	3/15/87	250	279
Anthem Inc.	1.250%	9/10/15	225	226
Anthem Inc.	5.875%	6/15/17	250	275
Anthem Inc.	1.875%	1/15/18	2,775	2,770
Anthem Inc.	7.000%	2/15/19	145	171
Anthem Inc.	3.700%	8/15/21	145	152
Anthem Inc.	3.125%	5/15/22	50	50
Anthem Inc.	3.300%	1/15/23	750	747
Anthem Inc.	5.950%	12/15/34	100	124
Anthem Inc.	5.850%	1/15/36	150	184
Anthem Inc.	6.375%	6/15/37	630	817
Anthem Inc.	4.625%	5/15/42	175	184
Anthem Inc.	4.650%	1/15/43	825	858
Anthem Inc.	5.100%	1/15/44	200	225
Anthem Inc.	4.650%	8/15/44	400	423
Anthem Inc.	4.850%	8/15/54	600	629
Aon Corp.	5.000%	9/30/20	990	1,105
Aon Corp.	8.205%	1/1/27	50	65
Aon Corp.	6.250%	9/30/40	150	191
Aon plc	4.000%	11/27/23	350	369
Aon plc	3.500%	6/14/24	425	426
Aon plc	4.450%	5/24/43	125	124
Aon plc	4.600%	6/14/44	625	648
Arch Capital Group Ltd.	7.350%	5/1/34	500	693
Arch Capital Group US Inc.	5.144%	11/1/43	275	307
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	515
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,475	1,531
Assurant Inc.	6.750%	2/15/34	550	680

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AXA SA	8.600%	12/15/30	680	922
Axis Specialty Finance LLC	5.875%	6/1/20	990	1,121
AXIS Specialty Finance plc	2.650%	4/1/19	150	150
AXIS Specialty Finance plc	5.150%	4/1/45	150	163
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	101
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	174
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,777
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	531
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	528
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	304
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	166
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	428
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	291
Berkshire Hathaway Inc.	0.800%	2/11/16	75	75
Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,123
Berkshire Hathaway Inc.	3.000%	2/11/23	375	379
Berkshire Hathaway Inc.	4.500%	2/11/43	925	1,007
Brown & Brown Inc.	4.200%	9/15/24	300	304
Chubb Corp.	5.750%	5/15/18	310	350
Chubb Corp.	6.000%	5/11/37	375	488
6 Chubb Corp.	6.375%	3/29/67	535	572
Cigna Corp.	2.750%	11/15/16	320	329
Cigna Corp.	4.375%	12/15/20	100	108
Cigna Corp.	4.500%	3/15/21	210	229
Cigna Corp.	4.000%	2/15/22	690	727
Cigna Corp.	6.150%	11/15/36	1,050	1,315
Cigna Corp.	5.875%	3/15/41	235	293
Cigna Corp.	5.375%	2/15/42	190	224
Cincinnati Financial Corp.	6.125%	11/1/34	325	390
CNA Financial Corp.	6.500%	8/15/16	475	514
CNA Financial Corp.	7.350%	11/15/19	2,052	2,448
CNA Financial Corp.	5.875%	8/15/20	145	165
CNA Financial Corp.	5.750%	8/15/21	175	200
Coventry Health Care Inc.	5.450%	6/15/21	265	303
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	187
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	315
First American Financial Corp.	4.300%	2/1/23	100	101
First American Financial Corp.	4.600%	11/15/24	350	355
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	509
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	162
Hartford Financial Services Group Inc.	4.000%	10/15/17	200	213
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,350	1,527
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	341
Hartford Financial Services Group Inc.	5.125%	4/15/22	100	112
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	31
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	514
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	259
Humana Inc.	7.200%	6/15/18	50	58
Humana Inc.	2.625%	10/1/19	150	150
Humana Inc.	3.150%	12/1/22	725	707
Humana Inc.	3.850%	10/1/24	450	456
Humana Inc.	8.150%	6/15/38	325	471
Humana Inc.	4.625%	12/1/42	225	228
Humana Inc.	4.950%	10/1/44	400	426
Infinity Property & Casualty Corp.	5.000%	9/19/22	100	106
Lincoln National Corp.	8.750%	7/1/19	1,325	1,663
Lincoln National Corp.	6.250%	2/15/20	255	297
Lincoln National Corp.	4.200%	3/15/22	325	344
Lincoln National Corp.	6.150%	4/7/36	350	434
Lincoln National Corp.	7.000%	6/15/40	565	780
6 Lincoln National Corp.	7.000%	5/17/66	1,275	1,278
Loews Corp.	2.625%	5/15/23	175	165
Loews Corp.	6.000%	2/1/35	200	246
Loews Corp.	4.125%	5/15/43	475	451

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Manulife Financial Corp.	4.900%	9/17/20	475	523
Markel Corp.	7.125%	9/30/19	125	148
Markel Corp.	4.900%	7/1/22	575	631
Markel Corp.	3.625%	3/30/23	175	176
Markel Corp.	5.000%	3/30/43	125	133
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	230
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	100	100
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	604
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	369
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	350	352
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,111
MetLife Inc.	5.000%	6/15/15	1,105	1,127
MetLife Inc.	6.750%	6/1/16	105	113
MetLife Inc.	1.756%	12/15/17	425	427
MetLife Inc.	1.903%	12/15/17	225	226
MetLife Inc.	6.817%	8/15/18	580	677
MetLife Inc.	7.717%	2/15/19	105	128
MetLife Inc.	4.750%	2/8/21	380	424
MetLife Inc.	3.048%	12/15/22	675	672
MetLife Inc.	3.600%	4/10/24	750	771
MetLife Inc.	6.375%	6/15/34	580	774
MetLife Inc.	5.700%	6/15/35	475	595
MetLife Inc.	5.875%	2/6/41	440	551
MetLife Inc.	4.125%	8/13/42	875	878
MetLife Inc.	4.875%	11/13/43	100	112
MetLife Inc.	4.721%	12/15/44	400	443
6 MetLife Inc.	6.400%	12/15/66	565	630
Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	26
Old Republic International Corp.	4.875%	10/1/24	450	468
OneBeacon US Holdings Inc.	4.600%	11/9/22	100	104
PartnerRe Finance B LLC	5.500%	6/1/20	200	225
Primerica Inc.	4.750%	7/15/22	50	55
Principal Financial Group Inc.	8.875%	5/15/19	410	514
Principal Financial Group Inc.	6.050%	10/15/36	250	311
Principal Financial Group Inc.	4.350%	5/15/43	125	127
ProAssurance Corp.	5.300%	11/15/23	100	110
Progressive Corp.	3.750%	8/23/21	2,445	2,621
Progressive Corp.	6.625%	3/1/29	150	200
6 Progressive Corp.	6.700%	6/15/67	425	460
Protective Life Corp.	7.375%	10/15/19	100	121
Protective Life Corp.	8.450%	10/15/39	175	264
Prudential Financial Inc.	5.500%	3/15/16	50	53
Prudential Financial Inc.	6.000%	12/1/17	675	756
Prudential Financial Inc.	2.300%	8/15/18	825	833
Prudential Financial Inc.	7.375%	6/15/19	455	547
Prudential Financial Inc.	5.375%	6/21/20	980	1,107
Prudential Financial Inc.	4.500%	11/16/21	2,000	2,185
Prudential Financial Inc.	5.750%	7/15/33	570	694
Prudential Financial Inc.	5.400%	6/13/35	295	342
Prudential Financial Inc.	5.900%	3/17/36	775	940
Prudential Financial Inc.	5.700%	12/14/36	655	779
Prudential Financial Inc.	6.625%	6/21/40	150	197
Prudential Financial Inc.	5.625%	5/12/41	105	124
6 Prudential Financial Inc.	5.875%	9/15/42	525	554
6 Prudential Financial Inc.	5.625%	6/15/43	975	1,002
Prudential Financial Inc.	5.100%	8/15/43	175	198
6 Prudential Financial Inc.	5.200%	3/15/44	300	297
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,163
6 Reinsurance Group of America Inc.	6.750%	12/15/65	325	332
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	222
Torchmark Corp.	6.375%	6/15/16	425	456
Transatlantic Holdings Inc.	8.000%	11/30/39	625	902
Travelers Cos. Inc.	6.250%	6/20/16	100	108
Travelers Cos. Inc.	5.800%	5/15/18	910	1,028

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Travelers Cos. Inc.	3.900%	11/1/20	530	568
Travelers Cos. Inc.	6.750%	6/20/36	475	664
Travelers Cos. Inc.	6.250%	6/15/37	145	193
Travelers Cos. Inc.	5.350%	11/1/40	130	159
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,120
Trinity Acquisition plc	6.125%	8/15/43	525	601
UnitedHealth Group Inc.	1.875%	11/15/16	225	229
UnitedHealth Group Inc.	6.000%	6/15/17	875	972
UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,647
UnitedHealth Group Inc.	2.300%	12/15/19	50	50
UnitedHealth Group Inc.	4.700%	2/15/21	165	184
UnitedHealth Group Inc.	3.375%	11/15/21	105	110
UnitedHealth Group Inc.	2.875%	12/15/21	50	50
UnitedHealth Group Inc.	2.875%	3/15/22	525	528
UnitedHealth Group Inc.	6.500%	6/15/37	200	267
UnitedHealth Group Inc.	6.625%	11/15/37	325	441
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,983
UnitedHealth Group Inc.	5.950%	2/15/41	500	647
UnitedHealth Group Inc.	4.625%	11/15/41	2,050	2,210
UnitedHealth Group Inc.	4.375%	3/15/42	725	772
UnitedHealth Group Inc.	3.950%	10/15/42	200	199
UnitedHealth Group Inc.	4.250%	3/15/43	75	78
Unum Group	7.125%	9/30/16	175	191
Unum Group	5.625%	9/15/20	50	57
Unum Group	4.000%	3/15/24	200	205
Unum Group	5.750%	8/15/42	200	232
Validus Holdings Ltd.	8.875%	1/26/40	150	207
Voya Financial Inc.	2.900%	2/15/18	250	255
Voya Financial Inc.	5.500%	7/15/22	50	57
Voya Financial Inc.	5.700%	7/15/43	350	418
Willis Group Holdings plc	5.750%	3/15/21	265	296
Willis North America Inc.	6.200%	3/28/17	300	325
WR Berkley Corp.	5.375%	9/15/20	50	56
WR Berkley Corp.	4.625%	3/15/22	225	242
XLIT Ltd.	5.750%	10/1/21	545	633
XLIT Ltd.	6.375%	11/15/24	100	119
XLIT Ltd.	5.250%	12/15/43	100	113
Other Finance (0.0%)
ORIX Corp.	5.000%	1/12/16	245	254
XTRA Finance Corp.	5.150%	4/1/17	575	621
Real Estate Investment Trusts (0.2%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	247
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	319
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	75
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	204
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	250	253
AvalonBay Communities Inc.	5.750%	9/15/16	100	108
AvalonBay Communities Inc.	2.850%	3/15/23	200	193
AvalonBay Communities Inc.	4.200%	12/15/23	175	186
AvalonBay Communities Inc.	3.500%	11/15/24	250	251
BioMed Realty LP	3.850%	4/15/16	325	335
BioMed Realty LP	2.625%	5/1/19	200	200
BioMed Realty LP	4.250%	7/15/22	400	415
Boston Properties LP	3.700%	11/15/18	2,120	2,238
Boston Properties LP	5.625%	11/15/20	325	371
Boston Properties LP	4.125%	5/15/21	190	202
Boston Properties LP	3.850%	2/1/23	950	985
Boston Properties LP	3.125%	9/1/23	1,375	1,346
Brandywine Operating Partnership LP	4.950%	4/15/18	725	774
Brandywine Operating Partnership LP	4.100%	10/1/24	150	151
Brandywine Operating Partnership LP	4.550%	10/1/29	175	176
Camden Property Trust	5.700%	5/15/17	25	27

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Camden Property Trust	2.950%	12/15/22	325	317
Camden Property Trust	4.250%	1/15/24	100	106
CBL & Associates LP	5.250%	12/1/23	600	642
CBL & Associates LP	4.600%	10/15/24	175	178
Corporate Office Properties LP	3.700%	6/15/21	100	100
Corporate Office Properties LP	3.600%	5/15/23	150	144
CubeSmart LP	4.375%	12/15/23	350	371
DCT Industrial Operating Partnership LP	4.500%	10/15/23	200	209
DDR Corp.	7.875%	9/1/20	500	619
DDR Corp.	3.500%	1/15/21	225	227
DDR Corp.	4.625%	7/15/22	500	534
DDR Corp.	3.375%	5/15/23	400	388
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,299
Duke Realty LP	5.950%	2/15/17	200	217
Duke Realty LP	8.250%	8/15/19	125	154
Duke Realty LP	6.750%	3/15/20	250	294
Duke Realty LP	3.625%	4/15/23	875	878
EPR Properties	5.750%	8/15/22	75	82
EPR Properties	5.250%	7/15/23	400	417
Equity CommonWealth	6.650%	1/15/18	1,175	1,288
ERP Operating LP	5.375%	8/1/16	275	293
ERP Operating LP	4.750%	7/15/20	265	290
ERP Operating LP	4.625%	12/15/21	115	126
ERP Operating LP	3.000%	4/15/23	625	615
ERP Operating LP	4.500%	7/1/44	550	575
Essex Portfolio LP	3.375%	1/15/23	1,150	1,130
Essex Portfolio LP	3.250%	5/1/23	50	49
Excel Trust LP	4.625%	5/15/24	150	156
Federal Realty Investment Trust	3.000%	8/1/22	175	176
Federal Realty Investment Trust	2.750%	6/1/23	325	313
Federal Realty Investment Trust	4.500%	12/1/44	200	208
HCP Inc.	3.750%	2/1/16	1,445	1,485
HCP Inc.	6.300%	9/15/16	300	325
HCP Inc.	5.625%	5/1/17	25	27
HCP Inc.	2.625%	2/1/20	1,100	1,089
HCP Inc.	5.375%	2/1/21	360	403
HCP Inc.	3.150%	8/1/22	150	148
HCP Inc.	4.200%	3/1/24	200	208
HCP Inc.	6.750%	2/1/41	175	237
Health Care REIT Inc.	3.625%	3/15/16	225	232
Health Care REIT Inc.	6.200%	6/1/16	325	347
Health Care REIT Inc.	4.700%	9/15/17	50	54
Health Care REIT Inc.	2.250%	3/15/18	575	579
Health Care REIT Inc.	4.125%	4/1/19	300	319
Health Care REIT Inc.	6.125%	4/15/20	100	115
Health Care REIT Inc.	4.950%	1/15/21	750	822
Health Care REIT Inc.	5.250%	1/15/22	425	470
Health Care REIT Inc.	3.750%	3/15/23	325	329
Health Care REIT Inc.	4.500%	1/15/24	125	133
Health Care REIT Inc.	6.500%	3/15/41	200	264
Health Care REIT Inc.	5.125%	3/15/43	175	193
Healthcare Realty Trust Inc.	6.500%	1/17/17	182	199
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	162
Healthcare Realty Trust Inc.	3.750%	4/15/23	100	99
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	174
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	99
Highwoods Realty LP	3.200%	6/15/21	500	498
Hospitality Properties Trust	6.700%	1/15/18	1,000	1,107
Hospitality Properties Trust	4.650%	3/15/24	100	102
Hospitality Properties Trust	4.500%	3/15/25	125	125
Kilroy Realty LP	4.800%	7/15/18	800	861
Kilroy Realty LP	3.800%	1/15/23	100	101
Kimco Realty Corp.	5.783%	3/15/16	125	132
Kimco Realty Corp.	5.700%	5/1/17	375	408

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kimco Realty Corp.	6.875%	10/1/19	50	59
Kimco Realty Corp.	3.200%	5/1/21	500	504
Kimco Realty Corp.	3.125%	6/1/23	550	539
Lexington Realty Trust	4.400%	6/15/24	200	203
Liberty Property LP	5.125%	3/2/15	375	378
Liberty Property LP	3.375%	6/15/23	575	561
Liberty Property LP	4.400%	2/15/24	325	341
Mack-Cali Realty LP	7.750%	8/15/19	750	889
Mack-Cali Realty LP	4.500%	4/18/22	225	227
Mid-America Apartments LP	4.300%	10/15/23	350	369
Mid-America Apartments LP	3.750%	6/15/24	200	201
National Retail Properties Inc.	6.875%	10/15/17	25	28
National Retail Properties Inc.	3.800%	10/15/22	500	513
National Retail Properties Inc.	3.900%	6/15/24	425	431
Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,034
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	283
9 Omega Healthcare Investors Inc.	4.500%	1/15/25	175	174
Piedmont Operating Partnership LP	3.400%	6/1/23	125	121
Piedmont Operating Partnership LP	4.450%	3/15/24	275	283
Post Apartment Homes LP	3.375%	12/1/22	100	99
ProLogis LP	4.500%	8/15/17	75	80
ProLogis LP	2.750%	2/15/19	875	888
ProLogis LP	6.875%	3/15/20	300	354
ProLogis LP	4.250%	8/15/23	250	264
Realty Income Corp.	2.000%	1/31/18	575	576
Realty Income Corp.	6.750%	8/15/19	935	1,099
Realty Income Corp.	3.250%	10/15/22	100	99
Regency Centers LP	3.750%	6/15/24	525	535
Retail Opportunity Investments Corp.	5.000%	12/15/23	150	163
Senior Housing Properties Trust	4.300%	1/15/16	75	77
Senior Housing Properties Trust	3.250%	5/1/19	475	478
Senior Housing Properties Trust	4.750%	5/1/24	175	180
Simon Property Group LP	5.750%	12/1/15	325	336
Simon Property Group LP	5.250%	12/1/16	335	358
Simon Property Group LP	2.800%	1/30/17	425	438
Simon Property Group LP	2.150%	9/15/17	200	204
Simon Property Group LP	6.125%	5/30/18	450	512
Simon Property Group LP	2.200%	2/1/19	2,700	2,713
Simon Property Group LP	5.650%	2/1/20	700	804
Simon Property Group LP	4.375%	3/1/21	555	608
Simon Property Group LP	4.125%	12/1/21	225	244
Simon Property Group LP	3.375%	3/15/22	250	258
Simon Property Group LP	2.750%	2/1/23	400	393
Simon Property Group LP	3.750%	2/1/24	500	525
Simon Property Group LP	6.750%	2/1/40	300	418
Simon Property Group LP	4.750%	3/15/42	225	251
Tanger Properties LP	3.875%	12/1/23	125	128
Tanger Properties LP	3.750%	12/1/24	200	202
UDR Inc.	4.250%	6/1/18	400	427
UDR Inc.	3.700%	10/1/20	150	155
UDR Inc.	4.625%	1/10/22	125	135
Ventas Realty LP	1.550%	9/26/16	475	477
Ventas Realty LP	1.250%	4/17/17	300	297
Ventas Realty LP	3.750%	5/1/24	200	202
Ventas Realty LP	5.700%	9/30/43	450	539
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	325
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	609
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	272
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	147
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	493
Vornado Realty LP	2.500%	6/30/19	275	272
Washington REIT	4.950%	10/1/20	125	135
Washington REIT	3.950%	10/15/22	100	100

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weingarten Realty Investors	3.375%	10/15/22	75	74
Weingarten Realty Investors	3.500%	4/15/23	250	247
Weingarten Realty Investors	4.450%	1/15/24	75	80
WP Carey Inc.	4.600%	4/1/24	300	315
				800,901
Industrial (6.1%)
Basic Industry (0.5%)
Agrium Inc.	6.750%	1/15/19	1,350	1,557
Agrium Inc.	3.150%	10/1/22	2,010	1,953
Agrium Inc.	3.500%	6/1/23	275	272
Agrium Inc.	4.900%	6/1/43	125	129
Agrium Inc.	5.250%	1/15/45	500	546
Air Products & Chemicals Inc.	2.000%	8/2/16	275	280
Air Products & Chemicals Inc.	1.200%	10/15/17	225	223
Air Products & Chemicals Inc.	3.000%	11/3/21	190	194
Air Products & Chemicals Inc.	2.750%	2/3/23	200	195
Air Products & Chemicals Inc.	3.350%	7/31/24	700	713
Airgas Inc.	3.650%	7/15/24	750	767
Albemarle Corp.	3.000%	12/1/19	250	250
Albemarle Corp.	4.500%	12/15/20	50	54
Albemarle Corp.	4.150%	12/1/24	300	306
Albemarle Corp.	5.450%	12/1/44	325	348
Barrick Gold Corp.	6.950%	4/1/19	350	399
Barrick Gold Corp.	3.850%	4/1/22	600	577
Barrick Gold Corp.	4.100%	5/1/23	1,050	1,024
Barrick Gold Corp.	5.250%	4/1/42	250	236
Barrick North America Finance LLC	6.800%	9/15/18	475	534
Barrick North America Finance LLC	4.400%	5/30/21	915	924
Barrick North America Finance LLC	7.500%	9/15/38	25	29
Barrick North America Finance LLC	5.700%	5/30/41	750	734
Barrick North America Finance LLC	5.750%	5/1/43	500	501
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	643
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	400	395
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	450	457
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,484
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	380
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	301
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	450	528
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	613
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	521
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	818
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,171
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,800	2,008
Braskem Finance Ltd.	6.450%	2/3/24	200	203
Cabot Corp.	2.550%	1/15/18	550	556
Cabot Corp.	3.700%	7/15/22	50	51
Carpenter Technology Corp.	5.200%	7/15/21	575	608
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	207
CF Industries Inc.	6.875%	5/1/18	1,725	1,960
CF Industries Inc.	7.125%	5/1/20	825	981
CF Industries Inc.	3.450%	6/1/23	575	566
CF Industries Inc.	5.150%	3/15/34	500	524
CF Industries Inc.	4.950%	6/1/43	375	378
CF Industries Inc.	5.375%	3/15/44	500	544
Domtar Corp.	6.250%	9/1/42	50	54
Domtar Corp.	6.750%	2/15/44	400	456
Dow Chemical Co.	2.500%	2/15/16	250	255
Dow Chemical Co.	5.700%	5/15/18	100	111
Dow Chemical Co.	8.550%	5/15/19	1,810	2,250
Dow Chemical Co.	4.250%	11/15/20	2,010	2,148
Dow Chemical Co.	4.125%	11/15/21	185	196
Dow Chemical Co.	3.000%	11/15/22	700	685
Dow Chemical Co.	3.500%	10/1/24	100	99

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dow Chemical Co.	7.375%	11/1/29	100	134
Dow Chemical Co.	4.250%	10/1/34	350	349
Dow Chemical Co.	9.400%	5/15/39	760	1,233
Dow Chemical Co.	5.250%	11/15/41	525	566
Dow Chemical Co.	4.375%	11/15/42	500	486
Eastman Chemical Co.	2.400%	6/1/17	1,750	1,780
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,239
Eastman Chemical Co.	2.700%	1/15/20	400	401
Eastman Chemical Co.	3.600%	8/15/22	650	659
Eastman Chemical Co.	4.800%	9/1/42	400	403
Eastman Chemical Co.	4.650%	10/15/44	500	513
Ecolab Inc.	3.000%	12/8/16	175	181
Ecolab Inc.	1.450%	12/8/17	1,225	1,215
Ecolab Inc.	4.350%	12/8/21	50	54
Ecolab Inc.	5.500%	12/8/41	625	752
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	384
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	113
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	797
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	331
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,501
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	383
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	74
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	649
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	494
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	126
FMC Corp.	3.950%	2/1/22	150	157
FMC Corp.	4.100%	2/1/24	750	778
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	125
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	1,375	1,362
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	2,425	2,361
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	1,975	1,865
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	1,280	1,203
Freeport-McMoRan Inc.	4.550%	11/14/24	500	486
Freeport-McMoRan Inc.	5.400%	11/14/34	250	244
Freeport-McMoRan Inc.	5.450%	3/15/43	1,220	1,154
Georgia-Pacific LLC	7.375%	12/1/25	400	520
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,839
Glencore Canada Corp.	5.500%	6/15/17	250	269
Goldcorp Inc.	2.125%	3/15/18	1,100	1,092
Goldcorp Inc.	3.700%	3/15/23	600	585
Goldcorp Inc.	5.450%	6/9/44	250	250
International Paper Co.	7.500%	8/15/21	910	1,136
International Paper Co.	4.750%	2/15/22	500	546
International Paper Co.	3.650%	6/15/24	900	900
International Paper Co.	7.300%	11/15/39	805	1,067
International Paper Co.	6.000%	11/15/41	300	355
International Paper Co.	4.800%	6/15/44	500	511
9 Kinross Gold Corp.	5.950%	3/15/24	700	654
LYB International Finance BV	4.000%	7/15/23	500	511
LYB International Finance BV	5.250%	7/15/43	500	542
LYB International Finance BV	4.875%	3/15/44	800	822
LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,852
LyondellBasell Industries NV	6.000%	11/15/21	475	546
LyondellBasell Industries NV	5.750%	4/15/24	500	569
Monsanto Co.	2.750%	4/15/16	75	77
Monsanto Co.	1.150%	6/30/17	1,000	993
Monsanto Co.	2.125%	7/15/19	800	796
Monsanto Co.	2.750%	7/15/21	600	597
Monsanto Co.	2.200%	7/15/22	175	166
Monsanto Co.	3.375%	7/15/24	700	712
Monsanto Co.	4.200%	7/15/34	400	416
Monsanto Co.	5.875%	4/15/38	375	467
Monsanto Co.	3.600%	7/15/42	250	228
Monsanto Co.	4.400%	7/15/44	1,000	1,036

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monsanto Co.	4.700%	7/15/64	600	628
Mosaic Co.	3.750%	11/15/21	650	678
Mosaic Co.	4.250%	11/15/23	800	840
Mosaic Co.	5.450%	11/15/33	100	113
Mosaic Co.	4.875%	11/15/41	130	133
Mosaic Co.	5.625%	11/15/43	150	172
Newmont Mining Corp.	5.125%	10/1/19	1,475	1,581
Newmont Mining Corp.	3.500%	3/15/22	250	234
Newmont Mining Corp.	5.875%	4/1/35	325	318
Newmont Mining Corp.	6.250%	10/1/39	500	510
Newmont Mining Corp.	4.875%	3/15/42	600	523
Nucor Corp.	5.750%	12/1/17	385	426
Nucor Corp.	5.850%	6/1/18	875	978
Nucor Corp.	4.125%	9/15/22	200	214
Nucor Corp.	4.000%	8/1/23	325	341
Nucor Corp.	6.400%	12/1/37	325	403
Nucor Corp.	5.200%	8/1/43	400	441
Packaging Corp. of America	3.900%	6/15/22	275	282
Packaging Corp. of America	4.500%	11/1/23	425	447
Packaging Corp. of America	3.650%	9/15/24	500	492
Placer Dome Inc.	6.450%	10/15/35	375	411
Plains Exploration & Production Co.	6.500%	11/15/20	20	22
Plains Exploration & Production Co.	6.750%	2/1/22	593	654
Plains Exploration & Production Co.	6.875%	2/15/23	899	1,000
Plum Creek Timberlands LP	5.875%	11/15/15	225	234
Plum Creek Timberlands LP	4.700%	3/15/21	275	297
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	715
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,336
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	61
PPG Industries Inc.	1.900%	1/15/16	375	379
PPG Industries Inc.	6.650%	3/15/18	121	138
PPG Industries Inc.	2.300%	11/15/19	700	697
Praxair Inc.	5.200%	3/15/17	25	27
Praxair Inc.	4.500%	8/15/19	175	192
Praxair Inc.	4.050%	3/15/21	925	1,006
Praxair Inc.	3.000%	9/1/21	50	51
Praxair Inc.	2.450%	2/15/22	850	833
Praxair Inc.	3.550%	11/7/42	100	97
Rayonier Inc.	3.750%	4/1/22	125	127
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	221
Rio Tinto Alcan Inc.	5.000%	6/1/15	875	890
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	394
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	515
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	285
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,716
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,359
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	321
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	184
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,027
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	296
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	602
Rio Tinto Finance USA plc	1.375%	6/17/16	1,050	1,053
Rio Tinto Finance USA plc	2.000%	3/22/17	375	378
Rio Tinto Finance USA plc	2.250%	12/14/18	500	500
Rio Tinto Finance USA plc	3.500%	3/22/22	200	200
Rio Tinto Finance USA plc	4.750%	3/22/42	875	894
Rio Tinto Finance USA plc	4.125%	8/21/42	600	577
Rock-Tenn Co.	4.900%	3/1/22	250	269
Rohm & Haas Co.	7.850%	7/15/29	300	416
RPM International Inc.	6.125%	10/15/19	75	85
RPM International Inc.	3.450%	11/15/22	250	247
Sigma-Aldrich Corp.	3.375%	11/1/20	75	78
Southern Copper Corp.	5.375%	4/16/20	200	217
Southern Copper Corp.	7.500%	7/27/35	1,625	1,802

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Copper Corp.	6.750%	4/16/40	250	258
Syngenta Finance NV	3.125%	3/28/22	250	252
Syngenta Finance NV	4.375%	3/28/42	150	155
Teck Resources Ltd.	3.150%	1/15/17	500	514
Teck Resources Ltd.	2.500%	2/1/18	430	419
Teck Resources Ltd.	3.000%	3/1/19	800	782
Teck Resources Ltd.	4.500%	1/15/21	250	246
Teck Resources Ltd.	4.750%	1/15/22	75	73
Teck Resources Ltd.	3.750%	2/1/23	525	472
Teck Resources Ltd.	6.250%	7/15/41	795	732
Teck Resources Ltd.	5.200%	3/1/42	425	348
Teck Resources Ltd.	5.400%	2/1/43	275	230
The Dow Chemical Company	4.625%	10/1/44	500	503
Vale Canada Ltd.	7.200%	9/15/32	100	108
Vale Overseas Ltd.	6.250%	1/11/16	510	529
Vale Overseas Ltd.	6.250%	1/23/17	200	212
Vale Overseas Ltd.	5.625%	9/15/19	1,250	1,332
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,105
Vale Overseas Ltd.	4.375%	1/11/22	1,545	1,490
Vale Overseas Ltd.	8.250%	1/17/34	375	446
Vale Overseas Ltd.	6.875%	11/21/36	855	901
Vale Overseas Ltd.	6.875%	11/10/39	1,610	1,723
Vale SA	5.625%	9/11/42	1,050	973
Valspar Corp.	7.250%	6/15/19	350	411
Valspar Corp.	4.200%	1/15/22	25	27
Westlake Chemical Corp.	3.600%	7/15/22	50	50
Westvaco Corp.	7.950%	2/15/31	300	391
Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,283
Weyerhaeuser Co.	8.500%	1/15/25	150	198
Weyerhaeuser Co.	7.375%	3/15/32	625	830
Weyerhaeuser Co.	6.875%	12/15/33	125	160
Worthington Industries Inc.	4.550%	4/15/26	100	106
Yamana Gold Inc.	4.950%	7/15/24	640	627
Capital Goods (0.5%)
3M Co.	1.375%	9/29/16	295	298
3M Co.	6.375%	2/15/28	350	462
3M Co.	5.700%	3/15/37	105	136
ABB Finance USA Inc.	1.625%	5/8/17	100	100
ABB Finance USA Inc.	2.875%	5/8/22	375	376
ABB Finance USA Inc.	4.375%	5/8/42	150	163
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	222
Boeing Capital Corp.	2.125%	8/15/16	115	117
Boeing Capital Corp.	4.700%	10/27/19	125	139
Boeing Co.	0.950%	5/15/18	1,425	1,392
Boeing Co.	6.000%	3/15/19	1,850	2,135
Boeing Co.	4.875%	2/15/20	525	592
Boeing Co.	6.625%	2/15/38	100	142
Boeing Co.	6.875%	3/15/39	250	364
Boeing Co.	5.875%	2/15/40	795	1,047
Carlisle Cos. Inc.	3.750%	11/15/22	175	178
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,085
Caterpillar Financial Services Corp.	2.050%	8/1/16	770	785
Caterpillar Financial Services Corp.	1.300%	3/1/18	825	818
Caterpillar Financial Services Corp.	5.450%	4/15/18	875	976
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,476
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	300
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	201
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	748
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	203
Caterpillar Inc.	1.500%	6/26/17	450	453
Caterpillar Inc.	3.900%	5/27/21	220	238
Caterpillar Inc.	2.600%	6/26/22	125	124
Caterpillar Inc.	3.400%	5/15/24	750	772

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Inc.	6.050%	8/15/36	895	1,164
Caterpillar Inc.	3.803%	8/15/42	1,229	1,208
Caterpillar Inc.	4.300%	5/15/44	750	799
Cooper US Inc.	2.375%	1/15/16	1,000	1,015
Crane Co.	2.750%	12/15/18	300	303
Crane Co.	4.450%	12/15/23	400	423
CRH America Inc.	4.125%	1/15/16	500	514
CRH America Inc.	6.000%	9/30/16	750	807
CRH America Inc.	5.750%	1/15/21	885	1,019
Danaher Corp.	2.300%	6/23/16	200	205
Danaher Corp.	3.900%	6/23/21	150	162
Deere & Co.	2.600%	6/8/22	700	689
Deere & Co.	5.375%	10/16/29	455	552
Deere & Co.	8.100%	5/15/30	750	1,146
Deere & Co.	7.125%	3/3/31	400	574
Deere & Co.	3.900%	6/9/42	500	506
Dover Corp.	4.300%	3/1/21	145	160
Dover Corp.	6.600%	3/15/38	350	495
Dover Corp.	5.375%	3/1/41	480	597
Eaton Corp.	1.500%	11/2/17	200	199
Eaton Corp.	5.600%	5/15/18	550	610
Eaton Corp.	2.750%	11/2/22	575	565
Eaton Corp.	4.000%	11/2/32	815	832
Eaton Corp.	4.150%	11/2/42	75	74
9 Embraer Overseas Ltd.	5.696%	9/16/23	1,166	1,238
Emerson Electric Co.	5.250%	10/15/18	525	592
Emerson Electric Co.	4.875%	10/15/19	275	307
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	2/15/23	1,000	987
Emerson Electric Co.	6.000%	8/15/32	150	198
Emerson Electric Co.	6.125%	4/15/39	125	170
Emerson Electric Co.	5.250%	11/15/39	135	166
Exelis Inc.	4.250%	10/1/16	225	234
Flowserve Corp.	3.500%	9/15/22	625	626
Flowserve Corp.	4.000%	11/15/23	375	387
General Dynamics Corp.	1.000%	11/15/17	1,100	1,089
General Dynamics Corp.	3.875%	7/15/21	750	808
General Dynamics Corp.	2.250%	11/15/22	900	870
General Dynamics Corp.	3.600%	11/15/42	125	120
General Electric Co.	5.250%	12/6/17	1,940	2,152
General Electric Co.	2.700%	10/9/22	1,350	1,351
General Electric Co.	3.375%	3/11/24	2,000	2,073
General Electric Co.	4.125%	10/9/42	2,050	2,126
General Electric Co.	4.500%	3/11/44	450	495
Honeywell International Inc.	5.400%	3/15/16	245	259
Honeywell International Inc.	5.300%	3/15/17	275	300
Honeywell International Inc.	5.300%	3/1/18	150	167
Honeywell International Inc.	5.000%	2/15/19	105	118
Honeywell International Inc.	4.250%	3/1/21	805	900
Honeywell International Inc.	3.350%	12/1/23	1,325	1,382
Honeywell International Inc.	5.700%	3/15/37	105	135
Honeywell International Inc.	5.375%	3/1/41	1,855	2,324
Illinois Tool Works Inc.	6.250%	4/1/19	450	525
Illinois Tool Works Inc.	3.375%	9/15/21	105	111
Illinois Tool Works Inc.	4.875%	9/15/41	105	120
Illinois Tool Works Inc.	3.900%	9/1/42	725	729
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,550	1,791
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	127
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	264
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	147
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	100	99
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	250	260
John Deere Capital Corp.	0.700%	9/4/15	50	50
John Deere Capital Corp.	0.750%	1/22/16	275	275

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
John Deere Capital Corp.	1.850%	9/15/16	185	188
John Deere Capital Corp.	2.000%	1/13/17	375	381
John Deere Capital Corp.	2.800%	9/18/17	550	573
John Deere Capital Corp.	1.200%	10/10/17	475	473
John Deere Capital Corp.	5.750%	9/10/18	530	601
John Deere Capital Corp.	2.250%	4/17/19	150	152
John Deere Capital Corp.	1.700%	1/15/20	550	535
John Deere Capital Corp.	3.900%	7/12/21	125	136
John Deere Capital Corp.	3.150%	10/15/21	105	109
John Deere Capital Corp.	2.750%	3/15/22	75	75
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,772
John Deere Capital Corp.	3.350%	6/12/24	700	718
Joy Global Inc.	6.000%	11/15/16	250	272
Kennametal Inc.	2.650%	11/1/19	200	198
Kennametal Inc.	3.875%	2/15/22	125	129
L-3 Communications Corp.	1.500%	5/28/17	400	396
L-3 Communications Corp.	5.200%	10/15/19	825	905
L-3 Communications Corp.	4.750%	7/15/20	425	455
L-3 Communications Corp.	4.950%	2/15/21	575	624
L-3 Communications Corp.	3.950%	5/28/24	350	353
Leggett & Platt Inc.	3.800%	11/15/24	400	407
Lockheed Martin Corp.	7.650%	5/1/16	250	273
Lockheed Martin Corp.	2.125%	9/15/16	245	250
Lockheed Martin Corp.	4.250%	11/15/19	2,355	2,568
Lockheed Martin Corp.	3.350%	9/15/21	80	83
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,241
Lockheed Martin Corp.	5.500%	11/15/39	180	221
Lockheed Martin Corp.	5.720%	6/1/40	316	403
Martin Marietta Materials Inc.	6.600%	4/15/18	400	454
Mohawk Industries Inc.	3.850%	2/1/23	2,750	2,756
Northrop Grumman Corp.	1.750%	6/1/18	575	571
Northrop Grumman Corp.	3.500%	3/15/21	125	130
Northrop Grumman Corp.	3.250%	8/1/23	400	402
Northrop Grumman Corp.	5.050%	11/15/40	475	535
Northrop Grumman Corp.	4.750%	6/1/43	400	447
Owens Corning	6.500%	12/1/16	97	107
Owens Corning	4.200%	12/15/22	150	152
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,933
Parker Hannifin Corp.	3.500%	9/15/22	75	79
Parker Hannifin Corp.	6.250%	5/15/38	75	101
Pentair Finance SA	1.350%	12/1/15	300	301
Pentair Finance SA	2.650%	12/1/19	500	494
Precision Castparts Corp.	0.700%	12/20/15	225	224
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,627
Precision Castparts Corp.	2.500%	1/15/23	125	121
Precision Castparts Corp.	3.900%	1/15/43	175	178
Raytheon Co.	6.750%	3/15/18	125	144
Raytheon Co.	3.125%	10/15/20	425	439
Raytheon Co.	2.500%	12/15/22	425	414
Raytheon Co.	7.200%	8/15/27	75	101
Raytheon Co.	4.875%	10/15/40	225	257
Raytheon Co.	4.700%	12/15/41	625	696
Republic Services Inc.	3.800%	5/15/18	2,535	2,681
Republic Services Inc.	5.500%	9/15/19	425	479
Republic Services Inc.	5.000%	3/1/20	125	138
Republic Services Inc.	5.250%	11/15/21	50	57
Republic Services Inc.	3.550%	6/1/22	300	309
Republic Services Inc.	6.200%	3/1/40	475	615
Republic Services Inc.	5.700%	5/15/41	500	617
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	200	260
Rockwell Automation Inc.	6.250%	12/1/37	325	423
Rockwell Collins Inc.	5.250%	7/15/19	50	56
Rockwell Collins Inc.	3.100%	11/15/21	125	128

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rockwell Collins Inc.	4.800%	12/15/43	235	273
Roper Industries Inc.	2.050%	10/1/18	1,175	1,164
Roper Industries Inc.	6.250%	9/1/19	1,575	1,816
Snap-on Inc.	6.125%	9/1/21	200	237
Sonoco Products Co.	4.375%	11/1/21	65	70
Sonoco Products Co.	5.750%	11/1/40	765	909
Stanley Black & Decker Inc.	3.400%	12/1/21	450	467
Stanley Black & Decker Inc.	5.200%	9/1/40	150	175
Textron Inc.	5.600%	12/1/17	125	137
Textron Inc.	7.250%	10/1/19	650	772
Textron Inc.	4.300%	3/1/24	625	653
Tyco International Finance SA	8.500%	1/15/19	200	243
Tyco International Finance SA / Tyco Fire & Security
Finance SCA	7.000%	12/15/19	300	358
United Technologies Corp.	1.800%	6/1/17	620	629
United Technologies Corp.	5.375%	12/15/17	1,575	1,752
United Technologies Corp.	6.125%	2/1/19	2,633	3,058
United Technologies Corp.	4.500%	4/15/20	445	493
United Technologies Corp.	3.100%	6/1/22	1,350	1,379
United Technologies Corp.	6.700%	8/1/28	200	271
United Technologies Corp.	7.500%	9/15/29	100	143
United Technologies Corp.	5.400%	5/1/35	400	485
United Technologies Corp.	6.050%	6/1/36	285	377
United Technologies Corp.	6.125%	7/15/38	500	659
United Technologies Corp.	5.700%	4/15/40	525	659
United Technologies Corp.	4.500%	6/1/42	2,725	2,957
Valmont Industries Inc.	5.000%	10/1/44	290	293
Valmont Industries Inc.	5.250%	10/1/54	250	252
Waste Management Inc.	2.600%	9/1/16	205	210
Waste Management Inc.	6.100%	3/15/18	1,100	1,242
Waste Management Inc.	7.375%	3/11/19	80	96
Waste Management Inc.	4.600%	3/1/21	275	304
Waste Management Inc.	3.500%	5/15/24	700	711
Waste Management Inc.	7.100%	8/1/26	325	426
Waste Management Inc.	7.750%	5/15/32	185	270
Waste Management Inc.	6.125%	11/30/39	400	518
Communication (1.1%)
21st Century Fox America Inc.	6.900%	3/1/19	1,160	1,368
21st Century Fox America Inc.	5.650%	8/15/20	500	572
21st Century Fox America Inc.	4.500%	2/15/21	435	476
21st Century Fox America Inc.	3.000%	9/15/22	500	497
21st Century Fox America Inc.	4.000%	10/1/23	275	292
21st Century Fox America Inc.	6.550%	3/15/33	892	1,157
21st Century Fox America Inc.	6.200%	12/15/34	825	1,053
21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,958
21st Century Fox America Inc.	8.150%	10/17/36	385	572
21st Century Fox America Inc.	6.150%	3/1/37	345	436
21st Century Fox America Inc.	6.900%	8/15/39	425	580
21st Century Fox America Inc.	5.400%	10/1/43	1,675	1,991
9 21st Century Fox America Inc.	4.750%	9/15/44	450	491
America Movil SAB de CV	2.375%	9/8/16	900	917
America Movil SAB de CV	5.625%	11/15/17	350	384
America Movil SAB de CV	5.000%	10/16/19	850	937
America Movil SAB de CV	5.000%	3/30/20	710	784
America Movil SAB de CV	3.125%	7/16/22	200	197
America Movil SAB de CV	6.375%	3/1/35	200	246
America Movil SAB de CV	6.125%	11/15/37	300	359
America Movil SAB de CV	6.125%	3/30/40	2,710	3,227
America Movil SAB de CV	4.375%	7/16/42	425	403
American Tower Corp.	4.500%	1/15/18	1,400	1,487
American Tower Corp.	5.050%	9/1/20	205	223
American Tower Corp.	5.900%	11/1/21	1,500	1,699
American Tower Corp.	5.000%	2/15/24	1,150	1,218

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Corp.	8.000%	11/15/31	1,001	1,477
AT&T Inc.	0.900%	2/12/16	500	500
AT&T Inc.	2.950%	5/15/16	160	164
AT&T Inc.	2.400%	8/15/16	445	454
AT&T Inc.	1.600%	2/15/17	500	502
AT&T Inc.	1.700%	6/1/17	2,175	2,183
AT&T Inc.	5.500%	2/1/18	2,385	2,634
AT&T Inc.	5.600%	5/15/18	250	278
AT&T Inc.	2.375%	11/27/18	950	958
AT&T Inc.	5.800%	2/15/19	325	369
AT&T Inc.	2.300%	3/11/19	625	624
AT&T Inc.	4.450%	5/15/21	485	522
AT&T Inc.	3.875%	8/15/21	3,615	3,805
AT&T Inc.	3.000%	2/15/22	600	588
AT&T Inc.	2.625%	12/1/22	875	835
AT&T Inc.	3.900%	3/11/24	450	462
AT&T Inc.	6.450%	6/15/34	945	1,155
AT&T Inc.	6.500%	9/1/37	448	555
AT&T Inc.	6.300%	1/15/38	885	1,072
AT&T Inc.	6.400%	5/15/38	550	680
AT&T Inc.	6.550%	2/15/39	760	935
AT&T Inc.	5.350%	9/1/40	1,755	1,903
AT&T Inc.	5.550%	8/15/41	210	234
AT&T Inc.	4.300%	12/15/42	1,773	1,659
AT&T Inc.	4.800%	6/15/44	2,000	2,049
AT&T Inc.	4.350%	6/15/45	1,306	1,233
AT&T Mobility LLC	7.125%	12/15/31	400	536
Bellsouth Capital Funding Corp.	7.875%	2/15/30	78	106
BellSouth Corp.	6.875%	10/15/31	231	291
BellSouth Corp.	6.550%	6/15/34	261	326
BellSouth Corp.	6.000%	11/15/34	119	139
BellSouth Telecommunications LLC	6.375%	6/1/28	790	949
British Telecommunications plc	1.250%	2/14/17	150	149
British Telecommunications plc	5.950%	1/15/18	1,440	1,605
British Telecommunications plc	2.350%	2/14/19	200	199
British Telecommunications plc	9.625%	12/15/30	1,700	2,666
CBS Corp.	2.300%	8/15/19	350	346
CBS Corp.	5.750%	4/15/20	360	410
CBS Corp.	4.300%	2/15/21	550	592
CBS Corp.	3.375%	3/1/22	725	731
CBS Corp.	7.875%	7/30/30	300	420
CBS Corp.	5.500%	5/15/33	200	228
CBS Corp.	4.850%	7/1/42	225	229
CBS Corp.	4.900%	8/15/44	750	757
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	500	499
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,593
Comcast Cable Communications LLC	8.875%	5/1/17	850	995
Comcast Corp.	5.900%	3/15/16	1,265	1,342
Comcast Corp.	5.700%	5/15/18	1,475	1,662
Comcast Corp.	5.700%	7/1/19	3,305	3,795
Comcast Corp.	3.125%	7/15/22	100	102
Comcast Corp.	2.850%	1/15/23	900	897
Comcast Corp.	3.600%	3/1/24	225	236
Comcast Corp.	4.250%	1/15/33	2,450	2,598
Comcast Corp.	7.050%	3/15/33	1,000	1,389
Comcast Corp.	6.500%	11/15/35	1,075	1,437
Comcast Corp.	6.450%	3/15/37	900	1,194
Comcast Corp.	6.950%	8/15/37	1,220	1,712
Comcast Corp.	6.400%	5/15/38	600	797
Comcast Corp.	4.650%	7/15/42	2,410	2,638
Comcast Corp.	4.500%	1/15/43	225	242
COX Communications Inc.	5.500%	10/1/15	600	620
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	448
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	378

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,181
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,750	4,052
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.125%	2/15/16	75	77
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	1,880	2,150
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	500	553
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.600%	2/15/21	425	454
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	925	1,011
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/24	1,075	1,123
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.950%	1/15/25	2,225	2,254
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	275	320
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	1,225	1,442
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	1,075	1,109
Discovery Communications LLC	5.050%	6/1/20	1,150	1,259
Discovery Communications LLC	4.375%	6/15/21	205	217
Discovery Communications LLC	3.300%	5/15/22	125	124
Discovery Communications LLC	3.250%	4/1/23	500	486
Discovery Communications LLC	4.950%	5/15/42	225	233
Discovery Communications LLC	4.875%	4/1/43	175	180
Embarq Corp.	7.082%	6/1/16	425	455
Embarq Corp.	7.995%	6/1/36	855	961
Graham Holdings Co.	7.250%	2/1/19	150	169
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,565
Grupo Televisa SAB	6.625%	3/18/25	450	556
Grupo Televisa SAB	6.625%	1/15/40	500	614
GTE Corp.	6.940%	4/15/28	325	408
Historic TW Inc.	6.625%	5/15/29	200	251
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	996
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	840
Koninklijke KPN NV	8.375%	10/1/30	600	843
McGraw Hill Financial Inc.	5.900%	11/15/17	150	163
McGraw Hill Financial Inc.	6.550%	11/15/37	350	381
Moody's Corp.	2.750%	7/15/19	400	403
Moody's Corp.	4.500%	9/1/22	1,400	1,506
Moody's Corp.	5.250%	7/15/44	275	308
NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,405
NBCUniversal Media LLC	5.150%	4/30/20	925	1,050
NBCUniversal Media LLC	4.375%	4/1/21	205	226
NBCUniversal Media LLC	6.400%	4/30/40	350	469
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,379
NBCUniversal Media LLC	4.450%	1/15/43	100	106
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	241
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	100
Omnicom Group Inc.	5.900%	4/15/16	50	53
Omnicom Group Inc.	6.250%	7/15/19	675	782
Omnicom Group Inc.	4.450%	8/15/20	500	537
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,130
Omnicom Group Inc.	3.650%	11/1/24	900	906
Orange SA	2.750%	9/14/16	820	838
Orange SA	2.750%	2/6/19	900	911
Orange SA	5.375%	7/8/19	1,025	1,150
Orange SA	4.125%	9/14/21	902	966
Orange SA	9.000%	3/1/31	1,735	2,624
Orange SA	5.375%	1/13/42	25	29
Orange SA	5.500%	2/6/44	575	671
Pacific Bell Telephone Co.	7.125%	3/15/26	200	256
Qwest Corp.	6.500%	6/1/17	275	301
Qwest Corp.	6.750%	12/1/21	410	474
Qwest Corp.	7.250%	9/15/25	175	209
Qwest Corp.	6.875%	9/15/33	375	375
Qwest Corp.	7.125%	11/15/43	550	564
Reed Elsevier Capital Inc.	8.625%	1/15/19	259	317
Reed Elsevier Capital Inc.	3.125%	10/15/22	705	697
Rogers Communications Inc.	6.800%	8/15/18	950	1,096
Rogers Communications Inc.	3.000%	3/15/23	230	223

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rogers Communications Inc.	4.100%	10/1/23	225	237
Rogers Communications Inc.	4.500%	3/15/43	250	253
Rogers Communications Inc.	5.000%	3/15/44	1,250	1,366
Scripps Networks Interactive Inc.	2.750%	11/15/19	500	502
Scripps Networks Interactive Inc.	3.900%	11/15/24	250	253
Telefonica Emisiones SAU	6.421%	6/20/16	475	509
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,053
Telefonica Emisiones SAU	5.877%	7/15/19	1,910	2,176
Telefonica Emisiones SAU	5.134%	4/27/20	705	778
Telefonica Emisiones SAU	5.462%	2/16/21	350	392
Telefonica Emisiones SAU	4.570%	4/27/23	1,000	1,067
Telefonica Emisiones SAU	7.045%	6/20/36	1,985	2,645
Telefonica Europe BV	8.250%	9/15/30	750	1,041
Thomson Reuters Corp.	1.300%	2/23/17	450	449
Thomson Reuters Corp.	6.500%	7/15/18	50	57
Thomson Reuters Corp.	4.700%	10/15/19	125	135
Thomson Reuters Corp.	4.300%	11/23/23	600	638
Thomson Reuters Corp.	5.500%	8/15/35	350	397
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,679
Thomson Reuters Corp.	5.650%	11/23/43	625	724
Time Warner Cable Inc.	5.850%	5/1/17	825	901
Time Warner Cable Inc.	6.750%	7/1/18	475	545
Time Warner Cable Inc.	8.750%	2/14/19	1,250	1,547
Time Warner Cable Inc.	8.250%	4/1/19	700	857
Time Warner Cable Inc.	5.000%	2/1/20	2,695	2,969
Time Warner Cable Inc.	4.125%	2/15/21	500	533
Time Warner Cable Inc.	4.000%	9/1/21	850	899
Time Warner Cable Inc.	6.550%	5/1/37	550	708
Time Warner Cable Inc.	7.300%	7/1/38	1,000	1,377
Time Warner Cable Inc.	6.750%	6/15/39	1,600	2,092
Time Warner Cable Inc.	5.875%	11/15/40	600	713
Time Warner Cable Inc.	5.500%	9/1/41	750	864
Time Warner Cable Inc.	4.500%	9/15/42	475	489
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,305
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,078
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	151
Time Warner Inc.	3.150%	7/15/15	860	872
Time Warner Inc.	2.100%	6/1/19	550	542
Time Warner Inc.	4.875%	3/15/20	1,240	1,367
Time Warner Inc.	4.700%	1/15/21	700	766
Time Warner Inc.	4.750%	3/29/21	600	656
Time Warner Inc.	4.000%	1/15/22	205	215
Time Warner Inc.	4.050%	12/15/23	75	79
Time Warner Inc.	3.550%	6/1/24	525	529
Time Warner Inc.	7.625%	4/15/31	835	1,159
Time Warner Inc.	7.700%	5/1/32	1,840	2,600
Time Warner Inc.	6.200%	3/15/40	150	183
Time Warner Inc.	6.100%	7/15/40	825	998
Time Warner Inc.	6.250%	3/29/41	325	402
Time Warner Inc.	5.375%	10/15/41	205	232
Time Warner Inc.	5.350%	12/15/43	125	142
Time Warner Inc.	4.650%	6/1/44	525	549
Verizon Communications Inc.	2.500%	9/15/16	792	809
Verizon Communications Inc.	2.000%	11/1/16	2,825	2,867
Verizon Communications Inc.	1.350%	6/9/17	2,500	2,490
Verizon Communications Inc.	1.100%	11/1/17	200	197
Verizon Communications Inc.	5.500%	2/15/18	925	1,026
Verizon Communications Inc.	6.100%	4/15/18	155	175
Verizon Communications Inc.	3.650%	9/14/18	2,630	2,778
Verizon Communications Inc.	6.350%	4/1/19	1,000	1,159
9 Verizon Communications Inc.	2.625%	2/21/20	1,223	1,209
Verizon Communications Inc.	4.500%	9/15/20	1,505	1,634
Verizon Communications Inc.	3.450%	3/15/21	300	307
Verizon Communications Inc.	4.600%	4/1/21	1,440	1,560

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,064
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,812
Verizon Communications Inc.	5.150%	9/15/23	7,565	8,379
Verizon Communications Inc.	4.150%	3/15/24	300	311
Verizon Communications Inc.	3.500%	11/1/24	1,000	984
Verizon Communications Inc.	7.750%	12/1/30	785	1,088
Verizon Communications Inc.	6.400%	9/15/33	2,650	3,287
Verizon Communications Inc.	5.050%	3/15/34	675	725
Verizon Communications Inc.	4.400%	11/1/34	1,125	1,128
Verizon Communications Inc.	5.850%	9/15/35	500	588
Verizon Communications Inc.	6.250%	4/1/37	775	957
Verizon Communications Inc.	6.400%	2/15/38	1,360	1,682
Verizon Communications Inc.	6.900%	4/15/38	350	460
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,649
Verizon Communications Inc.	6.000%	4/1/41	445	528
Verizon Communications Inc.	4.750%	11/1/41	625	642
Verizon Communications Inc.	3.850%	11/1/42	1,250	1,119
Verizon Communications Inc.	6.550%	9/15/43	6,595	8,424
9 Verizon Communications Inc.	4.862%	8/21/46	2,267	2,329
9 Verizon Communications Inc.	5.012%	8/21/54	3,638	3,763
Verizon Maryland LLC	5.125%	6/15/33	1,000	1,050
Verizon New England Inc.	7.875%	11/15/29	250	327
Verizon New York Inc.	7.375%	4/1/32	500	628
Viacom Inc.	2.500%	12/15/16	250	259
Viacom Inc.	3.500%	4/1/17	540	562
Viacom Inc.	2.500%	9/1/18	175	177
Viacom Inc.	2.200%	4/1/19	625	616
Viacom Inc.	5.625%	9/15/19	850	955
Viacom Inc.	2.750%	12/15/19	825	828
Viacom Inc.	4.500%	3/1/21	245	265
Viacom Inc.	3.875%	12/15/21	275	285
Viacom Inc.	3.125%	6/15/22	75	73
Viacom Inc.	4.250%	9/1/23	175	180
Viacom Inc.	3.875%	4/1/24	625	624
Viacom Inc.	4.850%	12/15/34	375	384
Viacom Inc.	6.875%	4/30/36	915	1,161
Viacom Inc.	4.375%	3/15/43	212	195
Viacom Inc.	5.850%	9/1/43	1,075	1,196
Viacom Inc.	5.250%	4/1/44	650	684
Vodafone Group plc	5.625%	2/27/17	2,060	2,232
Vodafone Group plc	1.625%	3/20/17	625	625
Vodafone Group plc	1.250%	9/26/17	1,350	1,333
Vodafone Group plc	1.500%	2/19/18	1,450	1,425
Vodafone Group plc	4.625%	7/15/18	125	135
Vodafone Group plc	5.450%	6/10/19	775	872
Vodafone Group plc	2.500%	9/26/22	200	188
Vodafone Group plc	2.950%	2/19/23	545	523
Vodafone Group plc	7.875%	2/15/30	425	590
Vodafone Group plc	6.250%	11/30/32	350	429
Vodafone Group plc	6.150%	2/27/37	755	912
Vodafone Group plc	4.375%	2/19/43	675	659
Walt Disney Co.	1.350%	8/16/16	165	167
Walt Disney Co.	5.625%	9/15/16	500	541
Walt Disney Co.	0.875%	5/30/17	700	696
Walt Disney Co.	1.100%	12/1/17	850	845
Walt Disney Co.	1.850%	5/30/19	725	721
Walt Disney Co.	2.350%	12/1/22	25	25
Walt Disney Co.	4.375%	8/16/41	225	245
Walt Disney Co.	4.125%	12/1/41	350	369
Walt Disney Co.	3.700%	12/1/42	450	446
Walt Disney Co.	4.125%	6/1/44	900	944
WPP Finance 2010	4.750%	11/21/21	221	241
WPP Finance 2010	3.750%	9/19/24	525	527
WPP Finance 2010	5.125%	9/7/42	1,050	1,121

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumer Cyclical (0.7%)
Advance Auto Parts Inc.	4.500%	1/15/22	175	186
Advance Auto Parts Inc.	4.500%	12/1/23	400	427
9 Alibaba Group Holding Ltd.	1.625%	11/28/17	1,025	1,020
9 Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,306
9 Alibaba Group Holding Ltd.	3.125%	11/28/21	300	297
9 Alibaba Group Holding Ltd.	3.600%	11/28/24	800	793
9 Alibaba Group Holding Ltd.	4.500%	11/28/34	300	307
Amazon.com Inc.	1.200%	11/29/17	650	643
Amazon.com Inc.	2.600%	12/5/19	400	404
Amazon.com Inc.	3.300%	12/5/21	750	761
Amazon.com Inc.	2.500%	11/29/22	475	450
Amazon.com Inc.	3.800%	12/5/24	400	411
Amazon.com Inc.	4.800%	12/5/34	750	785
Amazon.com Inc.	4.950%	12/5/44	900	930
American Honda Finance Corp.	1.125%	10/7/16	600	603
American Honda Finance Corp.	1.200%	7/14/17	300	299
American Honda Finance Corp.	1.550%	12/11/17	1,700	1,706
American Honda Finance Corp.	2.125%	10/10/18	450	452
American Honda Finance Corp.	2.250%	8/15/19	800	802
AutoNation Inc.	6.750%	4/15/18	250	280
AutoZone Inc.	1.300%	1/13/17	350	349
AutoZone Inc.	7.125%	8/1/18	750	874
AutoZone Inc.	3.700%	4/15/22	2,100	2,163
AutoZone Inc.	3.125%	7/15/23	275	271
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	101
Bed Bath & Beyond Inc.	4.915%	8/1/34	175	179
Bed Bath & Beyond Inc.	5.165%	8/1/44	675	703
BorgWarner Inc.	4.625%	9/15/20	50	55
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	1,600	1,590
Carnival Corp.	1.200%	2/5/16	275	275
Carnival Corp.	3.950%	10/15/20	200	209
Costco Wholesale Corp.	5.500%	3/15/17	875	958
Costco Wholesale Corp.	1.125%	12/15/17	1,825	1,814
Cummins Inc.	3.650%	10/1/23	350	370
Cummins Inc.	4.875%	10/1/43	400	465
CVS Health Corp.	3.250%	5/18/15	705	712
CVS Health Corp.	1.200%	12/5/16	150	151
CVS Health Corp.	5.750%	6/1/17	307	339
CVS Health Corp.	2.250%	12/5/18	375	378
CVS Health Corp.	4.750%	5/18/20	625	689
CVS Health Corp.	2.750%	12/1/22	975	950
CVS Health Corp.	4.000%	12/5/23	660	700
CVS Health Corp.	5.750%	5/15/41	1,255	1,560
CVS Health Corp.	5.300%	12/5/43	425	508
9 Daimler Finance North America LLC	2.625%	9/15/16	225	230
Daimler Finance North America LLC	8.500%	1/18/31	905	1,384
Darden Restaurants Inc.	6.450%	0/0/0	150	165
Delphi Corp.	6.125%	5/15/21	300	325
Delphi Corp.	5.000%	2/15/23	450	479
Dollar General Corp.	3.250%	4/15/23	950	865
eBay Inc.	1.350%	7/15/17	625	620
eBay Inc.	2.200%	8/1/19	1,100	1,096
eBay Inc.	3.250%	10/15/20	125	127
eBay Inc.	2.875%	8/1/21	450	445
eBay Inc.	2.600%	7/15/22	950	902
eBay Inc.	3.450%	8/1/24	600	590
eBay Inc.	4.000%	7/15/42	75	67
Expedia Inc.	5.950%	8/15/20	1,750	1,940
Family Dollar Stores Inc.	5.000%	2/1/21	125	132
Ford Motor Co.	6.625%	10/1/28	575	696
Ford Motor Co.	6.375%	2/1/29	275	328

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ford Motor Co.	7.450%	7/16/31	1,075	1,459
Ford Motor Co.	4.750%	1/15/43	1,200	1,260
Ford Motor Co.	7.400%	11/1/46	300	427
Ford Motor Credit Co. LLC	4.207%	4/15/16	3,550	3,675
Ford Motor Credit Co. LLC	1.700%	5/9/16	225	226
Ford Motor Credit Co. LLC	3.984%	6/15/16	200	207
Ford Motor Credit Co. LLC	8.000%	12/15/16	300	336
Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,734
Ford Motor Credit Co. LLC	6.625%	8/15/17	2,025	2,258
Ford Motor Credit Co. LLC	1.724%	12/6/17	600	593
Ford Motor Credit Co. LLC	2.375%	1/16/18	163	164
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,425	2,635
Ford Motor Credit Co. LLC	2.875%	10/1/18	390	396
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	745
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	960
Ford Motor Credit Co. LLC	5.750%	2/1/21	450	516
Ford Motor Credit Co. LLC	5.875%	8/2/21	725	839
Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,141
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	903
Gap Inc.	5.950%	4/12/21	2,550	2,902
Home Depot Inc.	5.400%	3/1/16	1,305	1,375
Home Depot Inc.	2.250%	9/10/18	1,925	1,963
Home Depot Inc.	4.400%	4/1/21	600	665
Home Depot Inc.	2.700%	4/1/23	600	593
Home Depot Inc.	3.750%	2/15/24	900	961
Home Depot Inc.	5.875%	12/16/36	2,045	2,663
Home Depot Inc.	5.950%	4/1/41	375	493
Home Depot Inc.	4.200%	4/1/43	750	789
Home Depot Inc.	4.875%	2/15/44	1,250	1,450
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,265
Host Hotels & Resorts LP	3.750%	10/15/23	240	239
Hyatt Hotels Corp.	3.375%	7/15/23	1,550	1,528
International Game Technology	7.500%	6/15/19	600	641
International Game Technology	5.500%	6/15/20	125	130
Johnson Controls Inc.	2.600%	12/1/16	150	154
Johnson Controls Inc.	5.000%	3/30/20	200	219
Johnson Controls Inc.	4.250%	3/1/21	745	800
Johnson Controls Inc.	3.750%	12/1/21	175	182
Johnson Controls Inc.	3.625%	7/2/24	300	303
Johnson Controls Inc.	6.000%	1/15/36	125	149
Johnson Controls Inc.	5.700%	3/1/41	205	243
Johnson Controls Inc.	5.250%	12/1/41	100	112
Johnson Controls Inc.	4.625%	7/2/44	200	206
Johnson Controls Inc.	4.950%	7/2/64	175	181
Kohl's Corp.	6.250%	12/15/17	200	223
Kohl's Corp.	4.000%	11/1/21	845	877
Kohl's Corp.	6.000%	1/15/33	225	250
Kohl's Corp.	6.875%	12/15/37	100	126
Lowe's Cos. Inc.	1.625%	4/15/17	925	933
Lowe's Cos. Inc.	6.100%	9/15/17	200	225
Lowe's Cos. Inc.	4.625%	4/15/20	445	491
Lowe's Cos. Inc.	3.750%	4/15/21	205	220
Lowe's Cos. Inc.	3.800%	11/15/21	250	268
Lowe's Cos. Inc.	3.120%	4/15/22	450	460
Lowe's Cos. Inc.	3.875%	9/15/23	300	320
Lowe's Cos. Inc.	3.125%	9/15/24	300	302
Lowe's Cos. Inc.	6.875%	2/15/28	367	475
Lowe's Cos. Inc.	5.800%	4/15/40	1,080	1,366
Lowe's Cos. Inc.	5.125%	11/15/41	100	117
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,334
Lowe's Cos. Inc.	5.000%	9/15/43	100	117
Lowe's Cos. Inc.	4.250%	9/15/44	325	344
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	259
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,138

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	156
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	605
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	806
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	350
Macy's Retail Holdings Inc.	5.125%	1/15/42	1,325	1,444
Magna International Inc.	3.625%	6/15/24	450	453
Marriott International Inc.	6.200%	6/15/16	150	161
Marriott International Inc.	6.375%	6/15/17	50	55
Marriott International Inc.	3.000%	3/1/19	125	128
Marriott International Inc.	3.375%	10/15/20	850	873
Marriott International Inc.	3.125%	10/15/21	350	352
MasterCard Inc.	2.000%	4/1/19	250	250
MasterCard Inc.	3.375%	4/1/24	625	641
McDonald's Corp.	5.300%	3/15/17	400	434
McDonald's Corp.	5.800%	10/15/17	550	615
McDonald's Corp.	5.350%	3/1/18	880	975
McDonald's Corp.	1.875%	5/29/19	250	248
McDonald's Corp.	2.625%	1/15/22	410	408
McDonald's Corp.	3.250%	6/10/24	1,200	1,221
McDonald's Corp.	6.300%	3/1/38	300	395
McDonald's Corp.	5.700%	2/1/39	25	31
McDonald's Corp.	3.700%	2/15/42	1,225	1,175
McDonald's Corp.	3.625%	5/1/43	275	255
NIKE Inc.	2.250%	5/1/23	50	49
NIKE Inc.	3.625%	5/1/43	125	124
Nordstrom Inc.	4.750%	5/1/20	600	664
Nordstrom Inc.	4.000%	10/15/21	585	626
Nordstrom Inc.	6.950%	3/15/28	200	263
Nordstrom Inc.	5.000%	1/15/44	197	224
NVR Inc.	3.950%	9/15/22	225	233
O'Reilly Automotive Inc.	4.875%	1/14/21	50	55
O'Reilly Automotive Inc.	4.625%	9/15/21	550	600
O'Reilly Automotive Inc.	3.800%	9/1/22	25	26
O'Reilly Automotive Inc.	3.850%	6/15/23	150	155
PACCAR Financial Corp.	1.150%	8/16/16	625	629
PACCAR Financial Corp.	1.600%	3/15/17	400	403
PACCAR Financial Corp.	1.400%	11/17/17	275	274
PACCAR Financial Corp.	2.200%	9/15/19	150	150
QVC Inc.	3.125%	4/1/19	525	525
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	75
QVC Inc.	4.850%	4/1/24	525	535
QVC Inc.	5.950%	3/15/43	325	342
Ralph Lauren Corp.	2.125%	9/26/18	200	201
Ross Stores Inc.	3.375%	9/15/24	150	150
Signet UK Finance plc	4.700%	6/15/24	250	241
Staples Inc.	4.375%	1/12/23	300	301
Starbucks Corp.	0.875%	12/5/16	25	25
Starbucks Corp.	3.850%	10/1/23	800	854
Target Corp.	5.375%	5/1/17	200	218
Target Corp.	6.000%	1/15/18	495	558
Target Corp.	2.300%	6/26/19	1,550	1,567
Target Corp.	3.875%	7/15/20	145	156
Target Corp.	2.900%	1/15/22	900	911
Target Corp.	3.500%	7/1/24	925	961
Target Corp.	6.350%	11/1/32	450	587
Target Corp.	6.500%	10/15/37	750	1,026
Target Corp.	7.000%	1/15/38	500	721
Target Corp.	4.000%	7/1/42	500	509
9 Tiffany & Co.	3.800%	10/1/24	125	126
9 Tiffany & Co.	4.900%	10/1/44	175	180
TJX Cos. Inc.	6.950%	4/15/19	175	208
TJX Cos. Inc.	2.500%	5/15/23	2,100	2,017
Toyota Motor Credit Corp.	2.800%	1/11/16	535	547

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toyota Motor Credit Corp.	2.000%	9/15/16	1,450	1,477
Toyota Motor Credit Corp.	2.050%	1/12/17	950	968
Toyota Motor Credit Corp.	1.250%	10/5/17	1,450	1,446
Toyota Motor Credit Corp.	1.375%	1/10/18	825	821
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,135
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,006
Toyota Motor Credit Corp.	2.125%	7/18/19	1,000	1,001
Toyota Motor Credit Corp.	4.250%	1/11/21	300	329
Toyota Motor Credit Corp.	2.750%	5/17/21	500	506
Toyota Motor Credit Corp.	3.400%	9/15/21	305	319
Toyota Motor Credit Corp.	3.300%	1/12/22	650	676
Toyota Motor Credit Corp.	2.625%	1/10/23	550	544
VF Corp.	5.950%	11/1/17	250	282
VF Corp.	3.500%	9/1/21	380	402
VF Corp.	6.450%	11/1/37	150	202
Wal-Mart Stores Inc.	0.600%	4/11/16	425	425
Wal-Mart Stores Inc.	5.375%	4/5/17	200	219
Wal-Mart Stores Inc.	5.800%	2/15/18	655	740
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,199
Wal-Mart Stores Inc.	1.950%	12/15/18	750	756
Wal-Mart Stores Inc.	3.625%	7/8/20	50	53
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,193
Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,780
Wal-Mart Stores Inc.	2.550%	4/11/23	575	567
Wal-Mart Stores Inc.	3.300%	4/22/24	1,425	1,469
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	3,024
Wal-Mart Stores Inc.	5.250%	9/1/35	455	548
Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,316
Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,073
Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,259
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,597
Wal-Mart Stores Inc.	4.000%	4/11/43	575	595
Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,895
Wal-Mart Stores Inc.	4.300%	4/22/44	1,200	1,311
Walgreen Co.	1.800%	9/15/17	625	626
Walgreen Co.	5.250%	1/15/19	830	921
Walgreen Co.	4.400%	9/15/42	300	301
Walgreens Boots Alliance Inc.	1.750%	11/17/17	800	802
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	603
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,350	1,360
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,025	1,044
Walgreens Boots Alliance Inc.	4.500%	11/18/34	500	520
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,075	1,134
Western Union Co.	5.930%	10/1/16	400	430
Western Union Co.	6.200%	11/17/36	325	333
Wyndham Worldwide Corp.	2.950%	3/1/17	425	434
Wyndham Worldwide Corp.	2.500%	3/1/18	250	250
Wyndham Worldwide Corp.	4.250%	3/1/22	500	512
Wyndham Worldwide Corp.	3.900%	3/1/23	175	173
Yum! Brands Inc.	5.300%	9/15/19	479	533
Yum! Brands Inc.	5.350%	11/1/43	175	192
Consumer Noncyclical (1.4%)
Abbott Laboratories	5.125%	4/1/19	996	1,116
Abbott Laboratories	6.150%	11/30/37	550	744
Abbott Laboratories	6.000%	4/1/39	200	270
Abbott Laboratories	5.300%	5/27/40	145	177
AbbVie Inc.	1.750%	11/6/17	2,525	2,531
AbbVie Inc.	2.000%	11/6/18	900	897
AbbVie Inc.	2.900%	11/6/22	2,850	2,803
AbbVie Inc.	4.400%	11/6/42	1,725	1,771
Actavis Funding SCS	1.300%	6/15/17	1,200	1,177
Actavis Funding SCS	3.850%	6/15/24	550	552
Actavis Funding SCS	4.850%	6/15/44	995	1,007

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Actavis Inc.	1.875%	10/1/17	250	248
Actavis Inc.	3.250%	10/1/22	1,950	1,900
Actavis Inc.	4.625%	10/1/42	625	612
Agilent Technologies Inc.	5.000%	7/15/20	600	653
Agilent Technologies Inc.	3.200%	10/1/22	1,300	1,270
Allergan Inc.	5.750%	4/1/16	125	132
Allergan Inc.	1.350%	3/15/18	175	171
Allergan Inc.	2.800%	3/15/23	225	209
Altria Group Inc.	9.700%	11/10/18	1,182	1,501
Altria Group Inc.	9.250%	8/6/19	613	788
Altria Group Inc.	2.625%	1/14/20	2,200	2,202
Altria Group Inc.	4.750%	5/5/21	675	747
Altria Group Inc.	4.000%	1/31/24	100	105
Altria Group Inc.	9.950%	11/10/38	869	1,490
Altria Group Inc.	10.200%	2/6/39	768	1,340
Altria Group Inc.	4.500%	5/2/43	375	378
Altria Group Inc.	5.375%	1/31/44	775	882
AmerisourceBergen Corp.	1.150%	5/15/17	200	199
AmerisourceBergen Corp.	3.500%	11/15/21	850	877
AmerisourceBergen Corp.	3.400%	5/15/24	300	300
Amgen Inc.	2.300%	6/15/16	1,880	1,913
Amgen Inc.	2.500%	11/15/16	390	398
Amgen Inc.	2.125%	5/15/17	1,375	1,394
Amgen Inc.	1.250%	5/22/17	700	694
Amgen Inc.	5.850%	6/1/17	125	138
Amgen Inc.	5.700%	2/1/19	780	876
Amgen Inc.	2.200%	5/22/19	1,600	1,594
Amgen Inc.	3.450%	10/1/20	275	286
Amgen Inc.	4.100%	6/15/21	610	654
Amgen Inc.	3.875%	11/15/21	840	884
Amgen Inc.	3.625%	5/15/22	625	643
Amgen Inc.	3.625%	5/22/24	1,000	1,016
Amgen Inc.	6.375%	6/1/37	400	501
Amgen Inc.	6.900%	6/1/38	625	828
Amgen Inc.	6.400%	2/1/39	700	888
Amgen Inc.	4.950%	10/1/41	100	108
Amgen Inc.	5.150%	11/15/41	1,236	1,395
Amgen Inc.	5.650%	6/15/42	750	892
Amgen Inc.	5.375%	5/15/43	1,000	1,165
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	278
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,238
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	2,175	2,179
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	500	501
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,807
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	485
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	950	988
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	989
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	550	597
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	307
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,575	1,574
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,657
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	451
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,078
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,536
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	164
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,135
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	326
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	705
Archer-Daniels-Midland Co.	5.450%	3/15/18	150	167
Archer-Daniels-Midland Co.	4.479%	3/1/21	855	945
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	450
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	273
Archer-Daniels-Midland Co.	5.765%	3/1/41	580	744
Archer-Daniels-Midland Co.	4.016%	4/16/43	250	251

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
6 Ascension Health Alliance	4.847%	11/15/53	625	703
AstraZeneca plc	5.900%	9/15/17	285	319
AstraZeneca plc	1.950%	9/18/19	500	498
AstraZeneca plc	6.450%	9/15/37	2,205	2,957
Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	100	110
Baxter International Inc.	4.625%	3/15/15	250	252
Baxter International Inc.	5.900%	9/1/16	150	162
Baxter International Inc.	1.850%	1/15/17	150	152
Baxter International Inc.	2.400%	8/15/22	200	191
Baxter International Inc.	6.250%	12/1/37	100	131
Baxter International Inc.	3.650%	8/15/42	750	715
Beam Suntory Inc.	5.375%	1/15/16	4	4
Beam Suntory Inc.	1.750%	6/15/18	350	347
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	49
Becton Dickinson & Co.	1.750%	11/8/16	60	60
Becton Dickinson & Co.	1.800%	12/15/17	1,400	1,406
Becton Dickinson & Co.	5.000%	5/15/19	50	55
Becton Dickinson & Co.	2.675%	12/15/19	500	504
Becton Dickinson & Co.	3.250%	11/12/20	875	889
Becton Dickinson & Co.	3.125%	11/8/21	440	442
Becton Dickinson & Co.	3.734%	12/15/24	900	926
Becton Dickinson & Co.	4.685%	12/15/44	650	699
Boston Scientific Corp.	6.400%	6/15/16	250	268
Boston Scientific Corp.	2.650%	10/1/18	1,750	1,763
Boston Scientific Corp.	6.000%	1/15/20	450	507
Boston Scientific Corp.	4.125%	10/1/23	625	639
Boston Scientific Corp.	7.000%	11/15/35	75	96
Boston Scientific Corp.	7.375%	1/15/40	150	201
Bottling Group LLC	5.500%	4/1/16	1,275	1,349
Bottling Group LLC	5.125%	1/15/19	525	587
Bristol-Myers Squibb Co.	1.750%	3/1/19	175	174
Bristol-Myers Squibb Co.	2.000%	8/1/22	575	544
Bristol-Myers Squibb Co.	3.250%	11/1/23	250	256
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	822
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	216
Bristol-Myers Squibb Co.	3.250%	8/1/42	225	197
Bristol-Myers Squibb Co.	4.500%	3/1/44	425	465
Brown-Forman Corp.	1.000%	1/15/18	350	344
Brown-Forman Corp.	2.250%	1/15/23	100	95
Brown-Forman Corp.	3.750%	1/15/43	150	149
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	310
Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	258
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	953
Campbell Soup Co.	3.050%	7/15/17	50	52
Campbell Soup Co.	4.250%	4/15/21	250	271
Campbell Soup Co.	3.800%	8/2/42	200	183
Cardinal Health Inc.	1.700%	3/15/18	150	149
Cardinal Health Inc.	4.625%	12/15/20	515	563
Cardinal Health Inc.	3.200%	3/15/23	325	325
Cardinal Health Inc.	4.600%	3/15/43	175	184
CareFusion Corp.	6.375%	8/1/19	240	277
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	200
6 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	645
Celgene Corp.	1.900%	8/15/17	250	251
Celgene Corp.	2.300%	8/15/18	600	604
Celgene Corp.	2.250%	5/15/19	450	447
Celgene Corp.	3.950%	10/15/20	50	53
Celgene Corp.	3.250%	8/15/22	500	503
Celgene Corp.	4.000%	8/15/23	400	421
Celgene Corp.	3.625%	5/15/24	500	509
Celgene Corp.	5.700%	10/15/40	75	91
Celgene Corp.	5.250%	8/15/43	250	285
Celgene Corp.	4.625%	5/15/44	650	674

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	150	157
Church & Dwight Co. Inc.	3.350%	12/15/15	100	102
Church & Dwight Co. Inc.	2.450%	12/15/19	400	399
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	1,200	1,223
Clorox Co.	3.550%	11/1/15	325	333
Clorox Co.	3.800%	11/15/21	175	186
Clorox Co.	3.500%	12/15/24	600	604
Coca-Cola Co.	1.800%	9/1/16	500	508
Coca-Cola Co.	5.350%	11/15/17	800	888
Coca-Cola Co.	1.150%	4/1/18	732	724
Coca-Cola Co.	1.650%	11/1/18	425	424
Coca-Cola Co.	4.875%	3/15/19	725	813
Coca-Cola Co.	2.450%	11/1/20	750	756
Coca-Cola Co.	3.150%	11/15/20	1,052	1,100
Coca-Cola Co.	3.300%	9/1/21	1,210	1,270
Coca-Cola Co.	3.200%	11/1/23	1,650	1,701
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	623
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	108
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,258
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,300	1,501
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	615
Colgate-Palmolive Co.	1.300%	1/15/17	525	528
Colgate-Palmolive Co.	1.750%	3/15/19	450	447
Colgate-Palmolive Co.	2.450%	11/15/21	165	165
Colgate-Palmolive Co.	2.100%	5/1/23	275	263
Colgate-Palmolive Co.	3.250%	3/15/24	375	388
ConAgra Foods Inc.	1.900%	1/25/18	600	596
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,480
ConAgra Foods Inc.	3.200%	1/25/23	1,447	1,406
ConAgra Foods Inc.	7.125%	10/1/26	450	577
ConAgra Foods Inc.	7.000%	10/1/28	100	129
ConAgra Foods Inc.	6.625%	8/15/39	200	256
ConAgra Foods Inc.	4.650%	1/25/43	99	104
Covidien International Finance SA	6.000%	10/15/17	905	1,012
Covidien International Finance SA	3.200%	6/15/22	1,500	1,513
Covidien International Finance SA	6.550%	10/15/37	630	823
CR Bard Inc.	1.375%	1/15/18	1,825	1,804
CR Bard Inc.	4.400%	1/15/21	165	181
Delhaize Group SA	6.500%	6/15/17	165	182
Delhaize Group SA	5.700%	10/1/40	1,900	1,990
DENTSPLY International Inc.	4.125%	8/15/21	275	288
Diageo Capital plc	1.500%	5/11/17	2,600	2,603
Diageo Capital plc	5.750%	10/23/17	690	768
Diageo Capital plc	2.625%	4/29/23	2,000	1,942
Diageo Investment Corp.	2.875%	5/11/22	300	300
Diageo Investment Corp.	4.250%	5/11/42	500	513
Dignity Health	2.637%	11/1/19	200	202
Dignity Health	3.812%	11/1/24	350	362
Dignity Health	5.267%	11/1/64	200	217
Dignity Health California GO	3.125%	11/1/22	150	148
Dignity Health California GO	4.500%	11/1/42	450	447
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,230
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,067
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	487
Edwards Lifesciences Corp.	2.875%	10/15/18	125	127
Eli Lilly & Co.	5.200%	3/15/17	425	462
Eli Lilly & Co.	1.950%	3/15/19	650	653
Eli Lilly & Co.	5.500%	3/15/27	625	754
Eli Lilly & Co.	5.950%	11/15/37	165	215
Eli Lilly & Co.	4.650%	6/15/44	750	841
Energizer Holdings Inc.	4.700%	5/19/21	150	156
Energizer Holdings Inc.	4.700%	5/24/22	400	413
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	217

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Estee Lauder Cos. Inc.	3.700%	8/15/42	1,525	1,450
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,148
Express Scripts Holding Co.	4.750%	11/15/21	650	718
Express Scripts Holding Co.	3.900%	2/15/22	2,775	2,903
Express Scripts Holding Co.	6.125%	11/15/41	450	566
Flowers Foods Inc.	4.375%	4/1/22	175	185
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	311
General Mills Inc.	5.700%	2/15/17	575	628
General Mills Inc.	1.400%	10/20/17	400	398
General Mills Inc.	5.650%	2/15/19	2,100	2,379
General Mills Inc.	2.200%	10/21/19	200	199
General Mills Inc.	3.150%	12/15/21	425	439
General Mills Inc.	3.650%	2/15/24	525	546
General Mills Inc.	5.400%	6/15/40	245	290
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	2.050%	4/1/19	1,400	1,401
Gilead Sciences Inc.	2.350%	2/1/20	600	603
Gilead Sciences Inc.	4.500%	4/1/21	300	333
Gilead Sciences Inc.	4.400%	12/1/21	800	882
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,573
Gilead Sciences Inc.	3.500%	2/1/25	950	976
Gilead Sciences Inc.	5.650%	12/1/41	600	743
Gilead Sciences Inc.	4.800%	4/1/44	1,000	1,112
Gilead Sciences Inc.	4.500%	2/1/45	1,250	1,332
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	225	225
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,260
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	74
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	366
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,846
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	309
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,884
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	200
Hasbro Inc.	6.300%	9/15/17	550	610
Hasbro Inc.	6.350%	3/15/40	1,000	1,227
Hasbro Inc.	5.100%	5/15/44	200	208
Hershey Co.	5.450%	9/1/16	150	161
Hershey Co.	1.500%	11/1/16	200	202
Hershey Co.	4.125%	12/1/20	215	233
Hormel Foods Corp.	4.125%	4/15/21	75	82
Ingredion Inc.	3.200%	11/1/15	25	25
Ingredion Inc.	4.625%	11/1/20	50	54
Ingredion Inc.	6.625%	4/15/37	75	95
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	50
JM Smucker Co.	3.500%	10/15/21	130	136
Johnson & Johnson	2.150%	5/15/16	500	510
Johnson & Johnson	1.125%	11/21/17	300	299
Johnson & Johnson	5.150%	7/15/18	125	140
Johnson & Johnson	1.650%	12/5/18	275	275
Johnson & Johnson	1.875%	12/5/19	300	300
Johnson & Johnson	2.450%	12/5/21	200	202
Johnson & Johnson	6.730%	11/15/23	245	322
Johnson & Johnson	3.375%	12/5/23	650	696
Johnson & Johnson	6.950%	9/1/29	975	1,401
Johnson & Johnson	4.950%	5/15/33	550	664
Johnson & Johnson	4.375%	12/5/33	600	670
Johnson & Johnson	5.950%	8/15/37	245	331
Johnson & Johnson	5.850%	7/15/38	325	445
Johnson & Johnson	4.500%	12/5/43	200	231
Kaiser Foundation Hospitals	3.500%	4/1/22	100	103
Kaiser Foundation Hospitals	4.875%	4/1/42	400	463
Kellogg Co.	1.875%	11/17/16	1,275	1,293
Kellogg Co.	1.750%	5/17/17	100	101
Kellogg Co.	3.250%	5/21/18	875	911
Kellogg Co.	4.150%	11/15/19	250	269

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kellogg Co.	4.000%	12/15/20	370	396
Kellogg Co.	7.450%	4/1/31	650	877
Kimberly-Clark Corp.	4.875%	8/15/15	650	668
Kimberly-Clark Corp.	6.125%	8/1/17	200	224
Kimberly-Clark Corp.	3.625%	8/1/20	250	266
Kimberly-Clark Corp.	3.875%	3/1/21	560	612
Kimberly-Clark Corp.	2.400%	6/1/23	150	145
Kimberly-Clark Corp.	5.300%	3/1/41	725	898
Kimberly-Clark Corp.	3.700%	6/1/43	175	171
Koninklijke Philips NV	5.750%	3/11/18	750	837
Koninklijke Philips NV	3.750%	3/15/22	1,575	1,642
Koninklijke Philips NV	6.875%	3/11/38	405	556
Koninklijke Philips NV	5.000%	3/15/42	585	645
Kraft Foods Group Inc.	1.625%	6/4/15	200	201
Kraft Foods Group Inc.	2.250%	6/5/17	500	508
Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,325
Kraft Foods Group Inc.	5.375%	2/10/20	78	88
Kraft Foods Group Inc.	3.500%	6/6/22	300	308
Kraft Foods Group Inc.	6.875%	1/26/39	975	1,286
Kraft Foods Group Inc.	5.000%	6/4/42	1,200	1,315
Kroger Co.	4.950%	1/15/15	500	501
Kroger Co.	2.200%	1/15/17	525	534
Kroger Co.	6.400%	8/15/17	165	185
Kroger Co.	2.300%	1/15/19	650	650
Kroger Co.	6.150%	1/15/20	410	474
Kroger Co.	3.300%	1/15/21	700	711
Kroger Co.	2.950%	11/1/21	600	595
Kroger Co.	3.850%	8/1/23	325	337
Kroger Co.	4.000%	2/1/24	400	421
Kroger Co.	8.000%	9/15/29	750	1,038
Kroger Co.	6.900%	4/15/38	250	331
Kroger Co.	5.150%	8/1/43	350	395
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	338
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	231
Life Technologies Corp.	3.500%	1/15/16	50	51
Life Technologies Corp.	6.000%	3/1/20	610	696
Life Technologies Corp.	5.000%	1/15/21	1,100	1,213
Lorillard Tobacco Co.	3.500%	8/4/16	75	77
Lorillard Tobacco Co.	2.300%	8/21/17	2,125	2,139
Lorillard Tobacco Co.	8.125%	6/23/19	450	545
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,397
Lorillard Tobacco Co.	7.000%	8/4/41	75	96
Mattel Inc.	1.700%	3/15/18	125	124
Mattel Inc.	2.350%	5/6/19	500	498
Mattel Inc.	3.150%	3/15/23	75	74
Mattel Inc.	5.450%	11/1/41	130	147
6 Mayo Clinic	3.774%	11/15/43	750	742
6 Mayo Clinic	4.000%	11/15/47	300	306
McCormick & Co. Inc.	3.900%	7/15/21	100	108
McCormick & Co. Inc.	3.500%	9/1/23	125	132
McKesson Corp.	0.950%	12/4/15	1,450	1,454
McKesson Corp.	3.250%	3/1/16	1,175	1,203
McKesson Corp.	7.500%	2/15/19	375	448
McKesson Corp.	2.284%	3/15/19	700	697
McKesson Corp.	4.750%	3/1/21	485	534
McKesson Corp.	2.700%	12/15/22	250	239
McKesson Corp.	3.796%	3/15/24	100	103
McKesson Corp.	6.000%	3/1/41	625	774
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	688
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	480
Medco Health Solutions Inc.	7.125%	3/15/18	805	929
Medco Health Solutions Inc.	4.125%	9/15/20	410	435
Medtronic Inc.	4.750%	9/15/15	550	566
9 Medtronic Inc.	1.500%	3/15/18	500	498

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Medtronic Inc.	1.375%	4/1/18	1,075	1,062
9 Medtronic Inc.	2.500%	3/15/20	1,000	1,003
Medtronic Inc.	4.450%	3/15/20	175	191
Medtronic Inc.	4.125%	3/15/21	410	441
9 Medtronic Inc.	3.150%	3/15/22	1,350	1,367
Medtronic Inc.	2.750%	4/1/23	800	786
Medtronic Inc.	3.625%	3/15/24	1,650	1,713
9 Medtronic Inc.	3.500%	3/15/25	3,500	3,582
9 Medtronic Inc.	4.375%	3/15/35	1,700	1,791
Medtronic Inc.	5.550%	3/15/40	75	89
Medtronic Inc.	4.500%	3/15/42	75	77
Medtronic Inc.	4.000%	4/1/43	275	263
Medtronic Inc.	4.625%	3/15/44	400	432
9 Medtronic Inc.	4.625%	3/15/45	1,400	1,515
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	117
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	450
Merck & Co. Inc.	1.100%	1/31/18	175	173
Merck & Co. Inc.	3.875%	1/15/21	625	675
Merck & Co. Inc.	2.400%	9/15/22	600	586
Merck & Co. Inc.	2.800%	5/18/23	3,825	3,802
Merck & Co. Inc.	6.550%	9/15/37	260	369
Merck & Co. Inc.	3.600%	9/15/42	150	145
Merck & Co. Inc.	4.150%	5/18/43	275	294
Merck Sharp & Dohme Corp.	5.000%	6/30/19	580	653
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	196
Molson Coors Brewing Co.	2.000%	5/1/17	125	126
Molson Coors Brewing Co.	3.500%	5/1/22	75	76
Molson Coors Brewing Co.	5.000%	5/1/42	275	297
Mondelez International Inc.	4.125%	2/9/16	1,835	1,897
Mondelez International Inc.	6.500%	8/11/17	350	392
Mondelez International Inc.	6.125%	2/1/18	285	320
Mondelez International Inc.	5.375%	2/10/20	332	376
Mondelez International Inc.	4.000%	2/1/24	1,000	1,046
Mondelez International Inc.	6.500%	11/1/31	350	456
Mondelez International Inc.	6.875%	2/1/38	700	936
Mondelez International Inc.	6.875%	1/26/39	250	338
Mondelez International Inc.	6.500%	2/9/40	1,130	1,508
Mylan Inc.	1.800%	6/24/16	100	101
Mylan Inc.	1.350%	11/29/16	200	199
Mylan Inc.	2.600%	6/24/18	175	177
Mylan Inc.	2.550%	3/28/19	425	423
Mylan Inc.	4.200%	11/29/23	1,325	1,380
Mylan Inc.	5.400%	11/29/43	275	305
Newell Rubbermaid Inc.	2.050%	12/1/17	775	774
Newell Rubbermaid Inc.	2.875%	12/1/19	225	225
Newell Rubbermaid Inc.	4.000%	12/1/24	225	230
Novant Health Inc.	5.850%	11/1/19	300	347
Novant Health Inc.	4.371%	11/1/43	475	488
Novartis Capital Corp.	4.400%	4/24/20	225	249
Novartis Capital Corp.	2.400%	9/21/22	3,000	2,960
Novartis Capital Corp.	4.400%	5/6/44	1,400	1,563
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,568
NYU Hospitals Center	4.784%	7/1/44	375	394
Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	211
PepsiAmericas Inc.	5.000%	5/15/17	450	489
PepsiCo Inc.	2.500%	5/10/16	410	419
PepsiCo Inc.	1.250%	8/13/17	500	499
PepsiCo Inc.	5.000%	6/1/18	775	854
PepsiCo Inc.	7.900%	11/1/18	1,725	2,097
PepsiCo Inc.	2.250%	1/7/19	525	532
PepsiCo Inc.	3.000%	8/25/21	1,070	1,101
PepsiCo Inc.	2.750%	3/5/22	2,725	2,721
PepsiCo Inc.	3.600%	3/1/24	600	626
PepsiCo Inc.	4.875%	11/1/40	165	186

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PepsiCo Inc.	4.000%	3/5/42	691	695
PepsiCo Inc.	3.600%	8/13/42	1,000	934
PepsiCo Inc.	4.250%	10/22/44	500	522
PerkinElmer Inc.	5.000%	11/15/21	165	182
Perrigo Co. plc	2.300%	11/8/18	970	968
Perrigo Co. plc	4.000%	11/15/23	450	464
Perrigo Co. plc	5.300%	11/15/43	125	138
Perrigo Finance plc	3.900%	12/15/24	400	406
Perrigo Finance plc	4.900%	12/15/44	500	536
Pfizer Inc.	6.200%	3/15/19	2,535	2,951
Pfizer Inc.	2.100%	5/15/19	750	754
Pfizer Inc.	3.000%	6/15/23	450	454
Pfizer Inc.	3.400%	5/15/24	400	417
Pfizer Inc.	7.200%	3/15/39	410	596
Pfizer Inc.	4.300%	6/15/43	2,000	2,142
Pfizer Inc.	4.400%	5/15/44	300	326
Philip Morris International Inc.	1.625%	3/20/17	200	202
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	1.250%	11/9/17	375	373
Philip Morris International Inc.	5.650%	5/16/18	2,935	3,307
Philip Morris International Inc.	4.125%	5/17/21	370	402
Philip Morris International Inc.	2.625%	3/6/23	1,300	1,265
Philip Morris International Inc.	3.250%	11/10/24	875	877
Philip Morris International Inc.	6.375%	5/16/38	825	1,058
Philip Morris International Inc.	4.375%	11/15/41	1,595	1,651
Philip Morris International Inc.	4.500%	3/20/42	450	475
Philip Morris International Inc.	3.875%	8/21/42	75	71
Philip Morris International Inc.	4.125%	3/4/43	300	295
6 Procter & Gamble - Esop	9.360%	1/1/21	698	870
Procter & Gamble Co.	1.450%	8/15/16	2,800	2,834
Procter & Gamble Co.	4.700%	2/15/19	485	539
Procter & Gamble Co.	1.900%	11/1/19	275	275
Procter & Gamble Co.	6.450%	1/15/26	850	1,109
Procter & Gamble Co.	5.550%	3/5/37	980	1,266
Quest Diagnostics Inc.	5.450%	11/1/15	250	259
Quest Diagnostics Inc.	2.700%	4/1/19	650	655
Quest Diagnostics Inc.	4.750%	1/30/20	300	324
Quest Diagnostics Inc.	4.700%	4/1/21	465	506
Quest Diagnostics Inc.	4.250%	4/1/24	300	309
Reynolds American Inc.	1.050%	10/30/15	250	250
Reynolds American Inc.	6.750%	6/15/17	100	111
Reynolds American Inc.	7.750%	6/1/18	500	584
Reynolds American Inc.	3.250%	11/1/22	150	146
Reynolds American Inc.	4.850%	9/15/23	75	81
Reynolds American Inc.	4.750%	11/1/42	650	628
Reynolds American Inc.	6.150%	9/15/43	100	116
Safeway Inc.	3.950%	8/15/20	1,255	1,276
Safeway Inc.	4.750%	12/1/21	25	25
Sanofi	2.625%	3/29/16	1,400	1,434
Sanofi	1.250%	4/10/18	650	643
Sanofi	4.000%	3/29/21	1,110	1,207
St. Jude Medical Inc.	3.250%	4/15/23	700	700
St. Jude Medical Inc.	4.750%	4/15/43	1,200	1,276
Stryker Corp.	3.000%	1/15/15	100	100
Stryker Corp.	2.000%	9/30/16	315	320
Stryker Corp.	4.375%	1/15/20	100	107
Stryker Corp.	3.375%	5/15/24	1,000	1,009
Stryker Corp.	4.375%	5/15/44	375	392
Sysco Corp.	1.450%	10/2/17	325	325
Sysco Corp.	5.250%	2/12/18	500	555
Sysco Corp.	2.350%	10/2/19	500	503
Sysco Corp.	3.000%	10/2/21	400	406
Sysco Corp.	3.500%	10/2/24	750	772
Sysco Corp.	4.350%	10/2/34	500	539

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sysco Corp.	5.375%	9/21/35	500	602
Sysco Corp.	4.500%	10/2/44	575	625
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	397
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,025	1,051
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	2,625	2,558
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	600	740
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	147
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	403
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,503
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	542
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	602
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,375	1,354
Tupperware Brands Corp.	4.750%	6/1/21	175	188
Tyson Foods Inc.	2.650%	8/15/19	400	403
Tyson Foods Inc.	4.500%	6/15/22	725	784
Tyson Foods Inc.	3.950%	8/15/24	500	518
Tyson Foods Inc.	4.875%	8/15/34	1,800	1,975
Tyson Foods Inc.	5.150%	8/15/44	300	338
Unilever Capital Corp.	2.750%	2/10/16	500	511
Unilever Capital Corp.	0.850%	8/2/17	2,200	2,177
Unilever Capital Corp.	2.200%	3/6/19	150	151
Unilever Capital Corp.	4.250%	2/10/21	805	891
Whirlpool Corp.	1.650%	11/1/17	50	50
Whirlpool Corp.	4.700%	6/1/22	1,325	1,449
Whirlpool Corp.	4.000%	3/1/24	175	182
Whirlpool Corp.	3.700%	5/1/25	400	405
Whirlpool Corp.	5.150%	3/1/43	150	166
Wyeth LLC	5.500%	2/15/16	410	432
Wyeth LLC	6.450%	2/1/24	1,705	2,144
Wyeth LLC	6.500%	2/1/34	500	674
Wyeth LLC	6.000%	2/15/36	1,225	1,589
Wyeth LLC	5.950%	4/1/37	460	589
Zeneca Wilmington Inc.	7.000%	11/15/23	200	260
Zimmer Holdings Inc.	4.625%	11/30/19	205	224
Zimmer Holdings Inc.	3.375%	11/30/21	25	25
Zimmer Holdings Inc.	5.750%	11/30/39	400	486
Zoetis Inc.	1.150%	2/1/16	100	100
Zoetis Inc.	1.875%	2/1/18	75	74
Zoetis Inc.	3.250%	2/1/23	2,000	1,976
Zoetis Inc.	4.700%	2/1/43	150	153
Energy (1.1%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	898
Anadarko Finance Co.	7.500%	5/1/31	500	657
Anadarko Petroleum Corp.	5.950%	9/15/16	745	797
Anadarko Petroleum Corp.	6.375%	9/15/17	275	306
Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,226
Anadarko Petroleum Corp.	6.950%	6/15/19	50	59
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,191
Anadarko Petroleum Corp.	7.950%	6/15/39	125	170
Anadarko Petroleum Corp.	6.200%	3/15/40	750	874
Apache Corp.	5.625%	1/15/17	75	81
Apache Corp.	1.750%	4/15/17	300	301
Apache Corp.	6.900%	9/15/18	500	579
Apache Corp.	3.625%	2/1/21	965	975
Apache Corp.	3.250%	4/15/22	862	848
Apache Corp.	6.000%	1/15/37	725	788
Apache Corp.	5.100%	9/1/40	850	833
Apache Corp.	5.250%	2/1/42	475	479
Apache Corp.	4.750%	4/15/43	900	841
Apache Finance Canada Corp.	7.750%	12/15/29	225	306
Baker Hughes Inc.	7.500%	11/15/18	425	507
Baker Hughes Inc.	6.875%	1/15/29	400	522
Baker Hughes Inc.	5.125%	9/15/40	595	647

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BJ Services Co.	6.000%	6/1/18	400	451
Boardwalk Pipelines LP	5.500%	2/1/17	200	211
Boardwalk Pipelines LP	3.375%	2/1/23	325	297
Boardwalk Pipelines LP	4.950%	12/15/24	150	149
BP Capital Markets plc	3.200%	3/11/16	1,830	1,880
BP Capital Markets plc	1.846%	5/5/17	1,375	1,386
BP Capital Markets plc	1.375%	11/6/17	975	964
BP Capital Markets plc	1.375%	5/10/18	750	737
BP Capital Markets plc	2.241%	9/26/18	900	903
BP Capital Markets plc	4.750%	3/10/19	600	656
BP Capital Markets plc	2.237%	5/10/19	125	125
BP Capital Markets plc	4.500%	10/1/20	950	1,022
BP Capital Markets plc	4.742%	3/11/21	3,260	3,545
BP Capital Markets plc	3.561%	11/1/21	1,050	1,072
BP Capital Markets plc	3.245%	5/6/22	50	49
BP Capital Markets plc	2.500%	11/6/22	325	303
BP Capital Markets plc	2.750%	5/10/23	1,050	987
BP Capital Markets plc	3.994%	9/26/23	350	359
BP Capital Markets plc	3.814%	2/10/24	150	151
Buckeye Partners LP	6.050%	1/15/18	25	28
Buckeye Partners LP	2.650%	11/15/18	100	98
Buckeye Partners LP	4.875%	2/1/21	650	683
Buckeye Partners LP	5.850%	11/15/43	250	250
Buckeye Partners LP	5.600%	10/15/44	175	165
Burlington Resources Finance Co.	7.400%	12/1/31	600	847
Cameron International Corp.	3.600%	4/30/22	775	766
Cameron International Corp.	4.000%	12/15/23	2,000	2,007
Cameron International Corp.	3.700%	6/15/24	300	291
Cameron International Corp.	5.125%	12/15/43	300	301
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	668
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	124
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	615
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	466
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	491
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	845
Cenovus Energy Inc.	3.000%	8/15/22	100	94
Cenovus Energy Inc.	3.800%	9/15/23	1,000	981
Cenovus Energy Inc.	6.750%	11/15/39	825	942
Cenovus Energy Inc.	4.450%	9/15/42	325	277
Cenovus Energy Inc.	5.200%	9/15/43	200	193
CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	539
CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	169
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	291
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	94
Chevron Corp.	0.889%	6/24/16	400	401
Chevron Corp.	1.345%	11/15/17	1,750	1,752
Chevron Corp.	1.718%	6/24/18	1,250	1,255
Chevron Corp.	4.950%	3/3/19	475	530
Chevron Corp.	2.193%	11/15/19	1,000	1,004
Chevron Corp.	2.355%	12/5/22	1,825	1,764
Chevron Corp.	3.191%	6/24/23	1,175	1,200
ConocoPhillips	5.200%	5/15/18	425	470
ConocoPhillips	5.750%	2/1/19	1,985	2,256
ConocoPhillips	6.000%	1/15/20	180	209
ConocoPhillips	5.900%	10/15/32	150	184
ConocoPhillips	5.900%	5/15/38	305	379
ConocoPhillips	6.500%	2/1/39	1,410	1,871
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	275	297
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	497
ConocoPhillips Co.	2.875%	11/15/21	1,000	1,009
ConocoPhillips Co.	3.350%	11/15/24	1,350	1,364
ConocoPhillips Co.	4.150%	11/15/34	350	359
ConocoPhillips Co.	4.300%	11/15/44	500	525
ConocoPhillips Holding Co.	6.950%	4/15/29	275	366

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Continental Resources Inc.	5.000%	9/15/22	1,100	1,064
Continental Resources Inc.	4.500%	4/15/23	950	901
Continental Resources Inc.	3.800%	6/1/24	800	708
Continental Resources Inc.	4.900%	6/1/44	425	360
DCP Midstream LLC	8.125%	8/16/30	1,000	1,311
DCP Midstream Operating LP	2.500%	12/1/17	625	625
DCP Midstream Operating LP	2.700%	4/1/19	175	171
DCP Midstream Operating LP	4.950%	4/1/22	75	78
DCP Midstream Operating LP	3.875%	3/15/23	725	694
DCP Midstream Operating LP	5.600%	4/1/44	350	358
Devon Energy Corp.	6.300%	1/15/19	1,500	1,710
Devon Energy Corp.	4.000%	7/15/21	300	311
Devon Energy Corp.	7.950%	4/15/32	525	726
Devon Energy Corp.	5.600%	7/15/41	1,310	1,457
Devon Energy Corp.	4.750%	5/15/42	450	452
Devon Financing Corp. LLC	7.875%	9/30/31	425	580
Diamond Offshore Drilling Inc.	5.875%	5/1/19	575	626
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	216
Diamond Offshore Drilling Inc.	4.875%	11/1/43	425	364
Dominion Gas Holdings LLC	3.550%	11/1/23	1,000	1,019
Dominion Gas Holdings LLC	3.600%	12/15/24	250	254
Dominion Gas Holdings LLC	4.800%	11/1/43	500	540
Dominion Gas Holdings LLC	4.600%	12/15/44	400	421
El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	767
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,000	2,248
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,923	2,023
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	650	585
9 Enable Midstream Partners LP	2.400%	5/15/19	300	291
9 Enable Midstream Partners LP	3.900%	5/15/24	300	289
9 Enable Midstream Partners LP	5.000%	5/15/44	350	326
Enbridge Energy Partners LP	9.875%	3/1/19	1,595	2,018
Enbridge Inc.	4.500%	6/10/44	300	258
Encana Corp.	3.900%	11/15/21	890	878
Encana Corp.	7.200%	11/1/31	625	737
Encana Corp.	6.500%	2/1/38	500	533
Encana Corp.	5.150%	11/15/41	450	415
Energy Transfer Partners LP	6.125%	2/15/17	300	325
Energy Transfer Partners LP	9.700%	3/15/19	500	624
Energy Transfer Partners LP	9.000%	4/15/19	254	312
Energy Transfer Partners LP	4.150%	10/1/20	1,425	1,463
Energy Transfer Partners LP	4.650%	6/1/21	545	566
Energy Transfer Partners LP	5.200%	2/1/22	575	616
Energy Transfer Partners LP	3.600%	2/1/23	1,000	978
Energy Transfer Partners LP	6.625%	10/15/36	150	171
Energy Transfer Partners LP	7.500%	7/1/38	500	619
Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,252
Energy Transfer Partners LP	5.150%	2/1/43	925	916
EnLink Midstream Partners LP	2.700%	4/1/19	300	295
EnLink Midstream Partners LP	4.400%	4/1/24	225	228
EnLink Midstream Partners LP	5.600%	4/1/44	175	183
Enlink Midstream Partners LP	5.050%	4/1/45	175	169
Ensco plc	5.750%	10/1/44	400	396
Enterprise Products Operating LLC	6.300%	9/15/17	175	196
Enterprise Products Operating LLC	6.650%	4/15/18	50	57
Enterprise Products Operating LLC	6.500%	1/31/19	50	57
Enterprise Products Operating LLC	2.550%	10/15/19	300	297
Enterprise Products Operating LLC	5.200%	9/1/20	235	260
Enterprise Products Operating LLC	4.050%	2/15/22	175	182
Enterprise Products Operating LLC	3.350%	3/15/23	350	346
Enterprise Products Operating LLC	3.900%	2/15/24	1,300	1,318
Enterprise Products Operating LLC	3.750%	2/15/25	650	652
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,790
Enterprise Products Operating LLC	7.550%	4/15/38	450	619
Enterprise Products Operating LLC	5.950%	2/1/41	495	579

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enterprise Products Operating LLC	4.850%	8/15/42	850	882
Enterprise Products Operating LLC	4.850%	3/15/44	1,450	1,514
Enterprise Products Operating LLC	5.100%	2/15/45	775	833
Enterprise Products Operating LLC	4.950%	10/15/54	200	205
6 Enterprise Products Operating LLC	8.375%	8/1/66	450	483
6 Enterprise Products Operating LLC	7.034%	1/15/68	600	658
EOG Resources Inc.	5.625%	6/1/19	1,425	1,608
EOG Resources Inc.	4.100%	2/1/21	150	160
EOG Resources Inc.	2.625%	3/15/23	700	673
EQT Corp.	8.125%	6/1/19	400	482
FMC Technologies Inc.	2.000%	10/1/17	200	199
FMC Technologies Inc.	3.450%	10/1/22	125	122
Gulf South Pipeline Co. LP	4.000%	6/15/22	300	296
Halliburton Co.	2.000%	8/1/18	400	398
Halliburton Co.	5.900%	9/15/18	25	28
Halliburton Co.	3.250%	11/15/21	40	41
Halliburton Co.	3.500%	8/1/23	950	970
Halliburton Co.	6.700%	9/15/38	580	750
Halliburton Co.	7.450%	9/15/39	450	630
Halliburton Co.	4.750%	8/1/43	350	367
Hess Corp.	8.125%	2/15/19	1,395	1,660
Hess Corp.	3.500%	7/15/24	200	191
Hess Corp.	7.875%	10/1/29	150	195
Hess Corp.	7.125%	3/15/33	375	465
Hess Corp.	6.000%	1/15/40	225	249
Hess Corp.	5.600%	2/15/41	825	885
Husky Energy Inc.	7.250%	12/15/19	505	593
Husky Energy Inc.	3.950%	4/15/22	300	302
Husky Energy Inc.	6.800%	9/15/37	100	125
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,223
Kerr-McGee Corp.	7.875%	9/15/31	150	206
Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,012
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	828
Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
Kinder Morgan Energy Partners LP	3.500%	3/1/21	350	345
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	831
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	176
Kinder Morgan Energy Partners LP	3.950%	9/1/22	450	446
Kinder Morgan Energy Partners LP	3.450%	2/15/23	875	838
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,165
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	210
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	319
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	450
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	388
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,752
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,136
Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	261
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	475
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	508
Kinder Morgan Inc.	7.000%	6/15/17	500	555
Kinder Morgan Inc.	2.000%	12/1/17	350	348
Kinder Morgan Inc.	3.050%	12/1/19	925	917
Kinder Morgan Inc.	4.300%	6/1/25	1,050	1,052
Kinder Morgan Inc.	7.800%	8/1/31	330	400
Kinder Morgan Inc.	7.750%	1/15/32	600	733
Kinder Morgan Inc.	5.300%	12/1/34	500	508
Kinder Morgan Inc.	5.550%	6/1/45	1,050	1,074
Magellan Midstream Partners LP	5.650%	10/15/16	560	602
Magellan Midstream Partners LP	6.550%	7/15/19	625	727
Magellan Midstream Partners LP	4.200%	12/1/42	450	412
Magellan Midstream Partners LP	5.150%	10/15/43	525	554
Marathon Oil Corp.	6.000%	10/1/17	100	110
Marathon Oil Corp.	5.900%	3/15/18	225	250
Marathon Oil Corp.	2.800%	11/1/22	600	560

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,303
Marathon Petroleum Corp.	5.125%	3/1/21	750	827
Marathon Petroleum Corp.	6.500%	3/1/41	750	891
Marathon Petroleum Corp.	4.750%	9/15/44	250	236
Marathon Petroleum Corp.	5.000%	9/15/54	500	468
Murphy Oil Corp.	2.500%	12/1/17	575	572
Murphy Oil Corp.	3.700%	12/1/22	150	134
Murphy Oil Corp.	5.125%	12/1/42	275	233
Nabors Industries Inc.	2.350%	9/15/16	125	124
Nabors Industries Inc.	6.150%	2/15/18	870	904
Nabors Industries Inc.	9.250%	1/15/19	125	145
Nabors Industries Inc.	5.000%	9/15/20	100	98
National Oilwell Varco Inc.	1.350%	12/1/17	300	296
National Oilwell Varco Inc.	2.600%	12/1/22	3,075	2,897
National Oilwell Varco Inc.	3.950%	12/1/42	400	363
Nisource Finance Corp.	6.400%	3/15/18	615	700
Nisource Finance Corp.	6.800%	1/15/19	2,550	2,994
Nisource Finance Corp.	6.125%	3/1/22	450	534
NiSource Finance Corp.	6.250%	12/15/40	400	516
Nisource Finance Corp.	5.950%	6/15/41	500	625
Nisource Finance Corp.	5.800%	2/1/42	300	365
Nisource Finance Corp.	4.800%	2/15/44	200	213
Noble Energy Inc.	8.250%	3/1/19	1,690	2,035
Noble Energy Inc.	4.150%	12/15/21	875	888
Noble Energy Inc.	6.000%	3/1/41	1,300	1,437
Noble Energy Inc.	5.250%	11/15/43	450	456
Noble Holding International Ltd.	3.450%	8/1/15	75	76
Noble Holding International Ltd.	3.050%	3/1/16	310	315
Noble Holding International Ltd.	2.500%	3/15/17	225	214
Noble Holding International Ltd.	4.900%	8/1/20	250	234
Noble Holding International Ltd.	6.200%	8/1/40	300	274
Noble Holding International Ltd.	6.050%	3/1/41	300	262
Noble Holding International Ltd.	5.250%	3/15/42	225	178
Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,240
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,560
Occidental Petroleum Corp.	1.750%	2/15/17	225	226
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,801
Occidental Petroleum Corp.	3.125%	2/15/22	750	746
Oceaneering International Inc.	4.650%	11/15/24	300	294
ONEOK Partners LP	3.250%	2/1/16	50	51
ONEOK Partners LP	6.150%	10/1/16	410	440
ONEOK Partners LP	2.000%	10/1/17	625	622
ONEOK Partners LP	8.625%	3/1/19	400	483
ONEOK Partners LP	3.375%	10/1/22	250	232
ONEOK Partners LP	6.650%	10/1/36	360	414
ONEOK Partners LP	6.125%	2/1/41	1,400	1,509
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	887
Petro-Canada	6.050%	5/15/18	1,350	1,522
Petro-Canada	7.875%	6/15/26	100	128
Petro-Canada	5.350%	7/15/33	450	518
Petro-Canada	5.950%	5/15/35	500	581
Petro-Canada	6.800%	5/15/38	250	315
Phillips 66	2.950%	5/1/17	1,550	1,600
Phillips 66	4.300%	4/1/22	1,175	1,241
Phillips 66	4.650%	11/15/34	300	308
Phillips 66	5.875%	5/1/42	900	1,039
Phillips 66	4.875%	11/15/44	1,000	1,022
Pioneer Natural Resources Co.	6.875%	5/1/18	500	563
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,064
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	57
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	925	1,152
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	1,125	1,238
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	1,400	1,377
Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	205	252

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	350	432
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	375	355
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	525	521
Pride International Inc.	8.500%	6/15/19	1,125	1,347
Pride International Inc.	6.875%	8/15/20	1,400	1,571
Pride International Inc.	7.875%	8/15/40	375	455
Questar Corp.	2.750%	2/1/16	25	25
Rowan Cos. Inc.	7.875%	8/1/19	125	142
Rowan Cos. Inc.	4.875%	6/1/22	750	728
Rowan Cos. Inc.	4.750%	1/15/24	125	118
Rowan Cos. Inc.	5.400%	12/1/42	500	433
Rowan Cos. Inc.	5.850%	1/15/44	225	202
Schlumberger Investment SA	3.650%	12/1/23	2,550	2,646
Shell International Finance BV	5.200%	3/22/17	300	326
Shell International Finance BV	1.125%	8/21/17	700	695
Shell International Finance BV	1.900%	8/10/18	400	401
Shell International Finance BV	2.000%	11/15/18	1,050	1,051
Shell International Finance BV	4.300%	9/22/19	3,000	3,289
Shell International Finance BV	2.375%	8/21/22	1,025	987
Shell International Finance BV	2.250%	1/6/23	175	167
Shell International Finance BV	3.400%	8/12/23	400	410
Shell International Finance BV	6.375%	12/15/38	820	1,100
Shell International Finance BV	5.500%	3/25/40	1,250	1,520
Shell International Finance BV	3.625%	8/21/42	450	421
Shell International Finance BV	4.550%	8/12/43	1,000	1,092
9 Southern Natural Gas Co. LLC	5.900%	4/1/17	150	162
Southern Natural Gas Co. LLC / Southern Natural
Issuing Corp.	4.400%	6/15/21	1,250	1,300
Southwestern Energy Co.	4.100%	3/15/22	875	859
Spectra Energy Capital LLC	6.200%	4/15/18	850	946
Spectra Energy Capital LLC	8.000%	10/1/19	165	200
Spectra Energy Partners LP	2.950%	9/25/18	75	76
Suncor Energy Inc.	6.100%	6/1/18	100	112
Suncor Energy Inc.	6.500%	6/15/38	2,140	2,631
Suncor Energy Inc.	6.850%	6/1/39	310	386
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	404
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	489
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	287
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	350	353
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	600	609
Talisman Energy Inc.	7.750%	6/1/19	990	1,141
Talisman Energy Inc.	3.750%	2/1/21	2,350	2,279
Talisman Energy Inc.	6.250%	2/1/38	500	509
Talisman Energy Inc.	5.500%	5/15/42	500	475
Texas Eastern Transmission LP	7.000%	7/15/32	500	671
Tosco Corp.	8.125%	2/15/30	1,150	1,668
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,219
Total Capital Canada Ltd.	2.750%	7/15/23	425	411
Total Capital International SA	1.000%	8/12/16	300	300
Total Capital International SA	2.100%	6/19/19	1,900	1,906
Total Capital International SA	2.750%	6/19/21	1,350	1,350
Total Capital International SA	2.875%	2/17/22	1,400	1,387
Total Capital International SA	2.700%	1/25/23	1,700	1,637
Total Capital International SA	3.700%	1/15/24	875	904
Total Capital International SA	3.750%	4/10/24	750	780
Total Capital SA	2.300%	3/15/16	1,060	1,079
Total Capital SA	2.125%	8/10/18	850	856
Total Capital SA	4.450%	6/24/20	425	466
Total Capital SA	4.125%	1/28/21	512	549
TransCanada PipeLines Ltd.	0.750%	1/15/16	175	175
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	343
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,734
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	942
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	601

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	902
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	143
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,200	1,412
TransCanada PipeLines Ltd.	7.625%	1/15/39	760	1,044
TransCanada PipeLines Ltd.	5.000%	10/16/43	700	739
6 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	388
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	258
Transocean Inc.	4.950%	11/15/15	467	469
Transocean Inc.	5.050%	12/15/16	1,400	1,400
Transocean Inc.	2.500%	10/15/17	100	88
Transocean Inc.	6.000%	3/15/18	1,925	1,848
Transocean Inc.	6.500%	11/15/20	345	325
Transocean Inc.	6.375%	12/15/21	175	161
Transocean Inc.	3.800%	10/15/22	325	263
Transocean Inc.	7.500%	4/15/31	300	276
Transocean Inc.	7.350%	12/15/41	925	823
Valero Energy Corp.	9.375%	3/15/19	425	530
Valero Energy Corp.	6.125%	2/1/20	850	964
Valero Energy Corp.	7.500%	4/15/32	875	1,100
Valero Energy Corp.	6.625%	6/15/37	855	1,009
Weatherford International LLC	6.800%	6/15/37	400	380
Weatherford International Ltd.	6.000%	3/15/18	425	450
Weatherford International Ltd.	9.625%	3/1/19	1,243	1,473
Weatherford International Ltd.	4.500%	4/15/22	775	690
Weatherford International Ltd.	6.500%	8/1/36	800	734
Weatherford International Ltd.	6.750%	9/15/40	250	234
Weatherford International Ltd.	5.950%	4/15/42	480	406
Western Gas Partners LP	5.375%	6/1/21	500	548
Western Gas Partners LP	5.450%	4/1/44	600	633
Williams Cos. Inc.	4.550%	6/24/24	1,200	1,117
Williams Cos. Inc.	7.500%	1/15/31	321	341
Williams Cos. Inc.	7.750%	6/15/31	407	436
Williams Cos. Inc.	5.750%	6/24/44	400	348
Williams Partners LP	3.800%	2/15/15	125	125
Williams Partners LP	5.250%	3/15/20	1,895	2,057
Williams Partners LP	4.500%	11/15/23	1,260	1,277
Williams Partners LP	6.300%	4/15/40	675	754
Williams Partners LP	5.800%	11/15/43	700	727
Williams Partners LP	5.400%	3/4/44	300	296
Williams Partners LP/Williams Partners Finance Corp.	7.250%	2/1/17	500	551
XTO Energy Inc.	6.250%	8/1/17	400	450
XTO Energy Inc.	5.500%	6/15/18	400	450
Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/11	950	1,022
Cintas Corp. No 2	6.125%	12/1/17	400	448
Cintas Corp. No 2	3.250%	6/1/22	150	153
Fluor Corp.	3.375%	9/15/21	150	156
Fluor Corp.	3.500%	12/15/24	600	597
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	760
6 Johns Hopkins University Maryland GO	4.083%	7/1/53	300	313
Massachusetts Institute of Technology GO	5.600%	7/1/11	400	548
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	809
6 Northwestern University Illinois GO	4.643%	12/1/44	350	407
President & Fellows of Harvard College Massachusetts
GO	3.619%	10/1/37	500	502
University of Pennsylvania GO	4.674%	9/1/12	625	664
Yale University Connecticut GO	2.086%	4/15/19	150	151
Technology (0.6%)
Adobe Systems Inc.	4.750%	2/1/20	325	357
Altera Corp.	1.750%	5/15/17	150	150
Altera Corp.	2.500%	11/15/18	1,125	1,134
Altera Corp.	4.100%	11/15/23	1,250	1,297
Amphenol Corp.	1.550%	9/15/17	175	174

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amphenol Corp.	2.550%	1/30/19	1,650	1,661
Amphenol Corp.	3.125%	9/15/21	250	251
Amphenol Corp.	4.000%	2/1/22	75	79
Analog Devices Inc.	3.000%	4/15/16	50	51
Analog Devices Inc.	2.875%	6/1/23	375	362
Apple Inc.	0.450%	5/3/16	900	899
Apple Inc.	1.050%	5/5/17	2,075	2,079
Apple Inc.	1.000%	5/3/18	1,300	1,279
Apple Inc.	2.100%	5/6/19	1,250	1,260
Apple Inc.	2.850%	5/6/21	1,825	1,864
Apple Inc.	2.400%	5/3/23	2,800	2,715
Apple Inc.	3.450%	5/6/24	1,875	1,965
Apple Inc.	3.850%	5/4/43	1,400	1,401
Apple Inc.	4.450%	5/6/44	650	717
Applied Materials Inc.	2.650%	6/15/16	75	77
Applied Materials Inc.	4.300%	6/15/21	1,435	1,559
Applied Materials Inc.	5.850%	6/15/41	125	152
Arrow Electronics Inc.	3.000%	3/1/18	200	205
Arrow Electronics Inc.	4.500%	3/1/23	400	413
Autodesk Inc.	1.950%	12/15/17	550	552
Autodesk Inc.	3.600%	12/15/22	100	99
Baidu Inc.	2.750%	6/9/19	350	348
Baidu Inc.	3.500%	11/28/22	1,500	1,485
Broadcom Corp.	2.700%	11/1/18	340	350
Broadcom Corp.	2.500%	8/15/22	600	577
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	78
CA Inc.	5.375%	12/1/19	205	227
CA Inc.	4.500%	8/15/23	150	157
Cadence Design Systems Inc.	4.375%	10/15/24	125	127
Cisco Systems Inc.	5.500%	2/22/16	500	527
Cisco Systems Inc.	1.100%	3/3/17	425	426
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,150
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,733
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,330
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,052
Cisco Systems Inc.	2.900%	3/4/21	225	230
Cisco Systems Inc.	3.625%	3/4/24	400	419
Cisco Systems Inc.	5.900%	2/15/39	425	536
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,464
Computer Sciences Corp.	6.500%	3/15/18	125	140
Corning Inc.	6.625%	5/15/19	50	59
Corning Inc.	3.700%	11/15/23	500	516
Corning Inc.	4.700%	3/15/37	925	992
Corning Inc.	5.750%	8/15/40	340	407
Dun & Bradstreet Corp.	2.875%	11/15/15	150	152
EMC Corp.	1.875%	6/1/18	1,460	1,458
EMC Corp.	2.650%	6/1/20	1,445	1,451
EMC Corp.	3.375%	6/1/23	710	708
Equifax Inc.	6.300%	7/1/17	125	139
Fidelity National Information Services Inc.	2.000%	4/15/18	100	99
Fidelity National Information Services Inc.	5.000%	3/15/22	350	371
Fidelity National Information Services Inc.	3.500%	4/15/23	1,500	1,488
Fidelity National Information Services Inc.	3.875%	6/5/24	325	329
Fiserv Inc.	3.125%	10/1/15	150	153
Fiserv Inc.	3.125%	6/15/16	585	601
Fiserv Inc.	6.800%	11/20/17	475	538
Google Inc.	2.125%	5/19/16	50	51
Google Inc.	3.625%	5/19/21	350	375
Harris Corp.	5.950%	12/1/17	200	223
Harris Corp.	6.150%	12/15/40	25	30
Hewlett-Packard Co.	2.650%	6/1/16	225	229
Hewlett-Packard Co.	3.000%	9/15/16	325	334
Hewlett-Packard Co.	5.400%	3/1/17	225	243
Hewlett-Packard Co.	2.600%	9/15/17	400	408

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hewlett-Packard Co.	5.500%	3/1/18	1,175	1,296
Hewlett-Packard Co.	2.750%	1/14/19	2,650	2,688
Hewlett-Packard Co.	3.750%	12/1/20	700	724
Hewlett-Packard Co.	4.300%	6/1/21	150	158
Hewlett-Packard Co.	4.375%	9/15/21	650	681
Hewlett-Packard Co.	4.650%	12/9/21	2,175	2,334
Hewlett-Packard Co.	6.000%	9/15/41	610	687
Ingram Micro Inc.	4.950%	12/15/24	925	925
Intel Corp.	1.950%	10/1/16	975	994
Intel Corp.	1.350%	12/15/17	4,510	4,503
Intel Corp.	3.300%	10/1/21	200	210
Intel Corp.	2.700%	12/15/22	700	696
Intel Corp.	4.000%	12/15/32	475	488
Intel Corp.	4.800%	10/1/41	1,955	2,147
Intel Corp.	4.250%	12/15/42	775	799
International Business Machines Corp.	2.000%	1/5/16	275	279
International Business Machines Corp.	1.950%	7/22/16	300	306
International Business Machines Corp.	1.250%	2/6/17	1,150	1,154
International Business Machines Corp.	5.700%	9/14/17	4,000	4,460
International Business Machines Corp.	1.250%	2/8/18	2,555	2,542
International Business Machines Corp.	1.950%	2/12/19	675	674
International Business Machines Corp.	1.625%	5/15/20	670	646
International Business Machines Corp.	2.900%	11/1/21	200	205
International Business Machines Corp.	3.375%	8/1/23	800	818
International Business Machines Corp.	3.625%	2/12/24	1,200	1,251
International Business Machines Corp.	5.600%	11/30/39	1,114	1,342
International Business Machines Corp.	4.000%	6/20/42	423	421
Jabil Circuit Inc.	5.625%	12/15/20	250	266
Juniper Networks Inc.	3.100%	3/15/16	75	76
Juniper Networks Inc.	4.600%	3/15/21	360	376
Juniper Networks Inc.	5.950%	3/15/41	150	151
9 Keysight Technologies Inc.	3.300%	10/30/19	350	348
9 Keysight Technologies Inc.	4.550%	10/30/24	325	324
KLA-Tencor Corp.	2.375%	11/1/17	100	101
KLA-Tencor Corp.	3.375%	11/1/19	100	102
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,049
KLA-Tencor Corp.	4.650%	11/1/24	400	414
Lender Processing Services Inc / Black Knight Lending
Solutions Inc	5.750%	4/15/23	525	555
Lexmark International Inc.	6.650%	6/1/18	375	417
Maxim Integrated Products Inc.	3.375%	3/15/23	50	49
Microsoft Corp.	1.625%	9/25/15	200	202
Microsoft Corp.	1.000%	5/1/18	400	394
Microsoft Corp.	1.625%	12/6/18	900	899
Microsoft Corp.	4.200%	6/1/19	460	506
Microsoft Corp.	3.000%	10/1/20	250	263
Microsoft Corp.	2.125%	11/15/22	225	219
Microsoft Corp.	2.375%	5/1/23	750	736
Microsoft Corp.	3.625%	12/15/23	750	801
Microsoft Corp.	5.200%	6/1/39	629	753
Microsoft Corp.	4.500%	10/1/40	125	138
Microsoft Corp.	5.300%	2/8/41	600	735
Microsoft Corp.	3.500%	11/15/42	850	807
Microsoft Corp.	3.750%	5/1/43	185	184
Microsoft Corp.	4.875%	12/15/43	350	412
Motorola Solutions Inc.	3.750%	5/15/22	400	401
Motorola Solutions Inc.	4.000%	9/1/24	400	402
Motorola Solutions Inc.	7.500%	5/15/25	75	92
Motorola Solutions Inc.	5.500%	9/1/44	300	317
NetApp Inc.	3.375%	6/15/21	900	902
Oracle Corp.	5.250%	1/15/16	1,900	1,991
Oracle Corp.	1.200%	10/15/17	1,150	1,146
Oracle Corp.	5.750%	4/15/18	1,415	1,598
Oracle Corp.	2.375%	1/15/19	525	534

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oracle Corp.	5.000%	7/8/19	1,175	1,316
Oracle Corp.	2.250%	10/8/19	2,850	2,865
Oracle Corp.	2.500%	10/15/22	2,425	2,353
Oracle Corp.	3.400%	7/8/24	2,350	2,406
Oracle Corp.	4.300%	7/8/34	1,350	1,447
Oracle Corp.	6.500%	4/15/38	625	838
Oracle Corp.	6.125%	7/8/39	645	836
Oracle Corp.	5.375%	7/15/40	1,375	1,647
Oracle Corp.	4.500%	7/8/44	775	840
Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,085
9 Seagate HDD Cayman	3.750%	11/15/18	675	694
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,560
9 Seagate HDD Cayman	4.750%	1/1/25	750	772
9 Seagate HDD Cayman	5.750%	12/1/34	3,275	3,451
Symantec Corp.	2.750%	9/15/15	50	51
Symantec Corp.	2.750%	6/15/17	500	507
Symantec Corp.	4.200%	9/15/20	75	78
Symantec Corp.	3.950%	6/15/22	400	404
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	499
Texas Instruments Inc.	2.375%	5/16/16	175	179
Texas Instruments Inc.	1.650%	8/3/19	1,000	982
Total System Services Inc.	2.375%	6/1/18	125	124
Trimble Navigation Ltd.	4.750%	12/1/24	225	231
Tyco Electronics Group SA	6.550%	10/1/17	355	400
Tyco Electronics Group SA	2.350%	8/1/19	200	200
Tyco Electronics Group SA	3.450%	8/1/24	350	357
Tyco Electronics Group SA	7.125%	10/1/37	600	825
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,355
Xerox Corp.	6.400%	3/15/16	375	398
Xerox Corp.	6.750%	2/1/17	350	386
Xerox Corp.	2.950%	3/15/17	325	334
Xerox Corp.	6.350%	5/15/18	1,580	1,786
Xerox Corp.	2.750%	3/15/19	250	251
Xerox Corp.	5.625%	12/15/19	550	618
Xerox Corp.	2.800%	5/15/20	300	295
Xerox Corp.	4.500%	5/15/21	835	892
Xerox Corp.	3.800%	5/15/24	125	122
Xilinx Inc.	2.125%	3/15/19	325	323
Xilinx Inc.	3.000%	3/15/21	1,275	1,273
Transportation (0.2%)
6 American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	256	261
6 American Airlines 2013-2 Class A Pass Through Trust	4.950%	1/15/23	779	834
American Airlines 2014-1 Class A Pass Through Trust	3.700%	10/1/26	475	479
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	82
Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	700
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	288
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	444
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	427
Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	400
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	402
Burlington Northern Santa Fe LLC	3.000%	3/15/23	425	424
Burlington Northern Santa Fe LLC	3.850%	9/1/23	475	500
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	417
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	408
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	914
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	162
Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	654
Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	554
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	423
Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	506
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	599
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	207
Burlington Northern Santa Fe LLC	4.450%	3/15/43	350	366

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	576
Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	338
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	642
Canadian National Railway Co.	1.450%	12/15/16	925	931
Canadian National Railway Co.	5.550%	3/1/19	265	300
Canadian National Railway Co.	2.850%	12/15/21	550	562
Canadian National Railway Co.	6.250%	8/1/34	350	462
Canadian National Railway Co.	6.200%	6/1/36	350	466
Canadian National Railway Co.	6.375%	11/15/37	350	479
Canadian Pacific Railway Co.	6.500%	5/15/18	250	286
Canadian Pacific Railway Co.	4.450%	3/15/23	1,125	1,235
Canadian Pacific Railway Co.	7.125%	10/15/31	225	311
Canadian Pacific Railway Co.	5.950%	5/15/37	1,275	1,640
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,541	1,705
Con-way Inc.	6.700%	5/1/34	350	389
6 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	1,007	1,161
6 Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	1,158	1,190
6 Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	426	435
CSX Corp.	5.600%	5/1/17	25	27
CSX Corp.	7.900%	5/1/17	126	144
CSX Corp.	6.250%	3/15/18	725	823
CSX Corp.	7.375%	2/1/19	2,065	2,474
CSX Corp.	3.700%	10/30/20	205	216
CSX Corp.	6.220%	4/30/40	174	227
CSX Corp.	5.500%	4/15/41	425	511
CSX Corp.	4.750%	5/30/42	1,420	1,552
CSX Corp.	4.100%	3/15/44	800	794
6 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	189	219
6 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	409	473
6 Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	33	37
6 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	68	73
6 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	65	69
FedEx Corp.	8.000%	1/15/19	425	517
FedEx Corp.	2.625%	8/1/22	50	49
FedEx Corp.	4.000%	1/15/24	450	478
FedEx Corp.	3.875%	8/1/42	200	193
FedEx Corp.	4.100%	4/15/43	300	297
FedEx Corp.	5.100%	1/15/44	500	576
6 Hawaiian Airlines 2013-1 Class A Pass Through
Certificates	3.900%	1/15/26	200	197
JB Hunt Transport Services Inc.	3.850%	3/15/24	200	210
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	24
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	1,500	1,457
Norfolk Southern Corp.	5.750%	1/15/16	175	184
Norfolk Southern Corp.	7.700%	5/15/17	400	457
Norfolk Southern Corp.	5.750%	4/1/18	100	112
Norfolk Southern Corp.	5.900%	6/15/19	835	958
Norfolk Southern Corp.	3.250%	12/1/21	25	26
Norfolk Southern Corp.	2.903%	2/15/23	780	771
Norfolk Southern Corp.	5.590%	5/17/25	14	17
Norfolk Southern Corp.	7.800%	5/15/27	100	139
Norfolk Southern Corp.	4.837%	10/1/41	665	741
Norfolk Southern Corp.	3.950%	10/1/42	425	418
Norfolk Southern Corp.	6.000%	5/23/11	925	1,194
Norfolk Southern Railway Co.	9.750%	6/15/20	116	155
6 Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	11/1/19	1,257	1,420
Ryder System Inc.	3.600%	3/1/16	400	412
Ryder System Inc.	5.850%	11/1/16	75	81
Ryder System Inc.	2.450%	11/15/18	1,000	1,000
Ryder System Inc.	2.350%	2/26/19	1,550	1,540
Ryder System Inc.	2.550%	6/1/19	800	800
Southwest Airlines Co.	5.750%	12/15/16	200	216
Southwest Airlines Co.	5.125%	3/1/17	400	429
6 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	110	126

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Trinity Industries Inc.	4.550%	10/1/24	250	243
Union Pacific Corp.	2.750%	4/15/23	200	198
Union Pacific Corp.	3.250%	1/15/25	300	308
Union Pacific Corp.	6.625%	2/1/29	400	537
Union Pacific Corp.	4.750%	9/15/41	750	842
Union Pacific Corp.	4.250%	4/15/43	400	417
Union Pacific Corp.	4.750%	12/15/43	275	310
Union Pacific Corp.	4.821%	2/1/44	639	728
Union Pacific Corp.	4.850%	6/15/44	800	915
Union Pacific Corp.	4.150%	1/15/45	400	417
6 United Airlines Pass Through Trust Series 2013-1	4.300%	2/15/27	700	724
6 United Airlines Pass Through Trust Series 2014-1	4.000%	10/11/27	750	769
United Parcel Service Inc.	1.125%	10/1/17	800	797
United Parcel Service Inc.	5.500%	1/15/18	1,000	1,118
United Parcel Service Inc.	5.125%	4/1/19	175	197
United Parcel Service Inc.	3.125%	1/15/21	965	1,011
United Parcel Service Inc.	2.450%	10/1/22	925	912
United Parcel Service Inc.	6.200%	1/15/38	660	876
United Parcel Service Inc.	3.625%	10/1/42	675	661
6 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	97	100
6 US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	68	71
				1,494,779
Utilities (0.8%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	527
Alabama Power Co.	5.500%	10/15/17	550	608
Alabama Power Co.	3.550%	12/1/23	1,700	1,793
Alabama Power Co.	4.100%	1/15/42	1,000	1,037
Alabama Power Co.	3.850%	12/1/42	125	127
Alabama Power Co.	4.150%	8/15/44	300	317
Ameren Illinois Co.	6.125%	11/15/17	25	28
Ameren Illinois Co.	2.700%	9/1/22	250	248
Ameren Illinois Co.	3.250%	3/1/25	275	279
American Electric Power Co. Inc.	1.650%	12/15/17	325	325
Appalachian Power Co.	5.800%	10/1/35	100	124
Appalachian Power Co.	6.700%	8/15/37	500	673
Appalachian Power Co.	7.000%	4/1/38	260	363
Arizona Public Service Co.	5.500%	9/1/35	150	188
Arizona Public Service Co.	5.050%	9/1/41	575	676
Arizona Public Service Co.	4.500%	4/1/42	25	27
Arizona Public Service Co.	4.700%	1/15/44	400	456
Atlantic City Electric Co.	7.750%	11/15/18	150	180
Baltimore Gas & Electric Co.	3.350%	7/1/23	950	974
Berkshire Hathaway Energy Co.	1.100%	5/15/17	235	233
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	125
9 Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	199
Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	548
9 Berkshire Hathaway Energy Co.	3.500%	2/1/25	500	502
Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,228
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,528
Berkshire Hathaway Energy Co.	6.500%	9/15/37	370	485
Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	540
9 Berkshire Hathaway Energy Co.	4.500%	2/1/45	500	525
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	240
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	674
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	550	620
Cleco Power LLC	6.000%	12/1/40	175	210
Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	279
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	232
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,775	2,102
CMS Energy Corp.	8.750%	6/15/19	500	626
CMS Energy Corp.	5.050%	3/15/22	500	551
CMS Energy Corp.	3.875%	3/1/24	900	928

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CMS Energy Corp.	4.700%	3/31/43	350	370
CMS Energy Corp.	4.875%	3/1/44	300	325
Commonwealth Edison Co.	5.950%	8/15/16	200	216
Commonwealth Edison Co.	1.950%	9/1/16	115	117
Commonwealth Edison Co.	6.150%	9/15/17	600	673
Commonwealth Edison Co.	5.800%	3/15/18	150	169
Commonwealth Edison Co.	5.900%	3/15/36	100	128
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,400
Commonwealth Edison Co.	4.600%	8/15/43	1,750	1,981
Commonwealth Edison Co.	4.700%	1/15/44	900	1,032
Connecticut Light & Power Co.	5.500%	2/1/19	150	170
Connecticut Light & Power Co.	6.350%	6/1/36	250	343
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	653
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,298
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	362
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,101
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	532
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	557
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	475
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,300	1,406
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,655
Consumers Energy Co.	6.125%	3/15/19	1,000	1,161
Consumers Energy Co.	6.700%	9/15/19	300	357
Consumers Energy Co.	2.850%	5/15/22	1,150	1,145
Consumers Energy Co.	3.375%	8/15/23	225	232
Consumers Energy Co.	4.350%	8/31/64	150	158
Delmarva Power & Light Co.	3.500%	11/15/23	125	130
Delmarva Power & Light Co.	4.000%	6/1/42	225	231
Dominion Resources Inc.	2.250%	9/1/15	750	757
Dominion Resources Inc.	1.400%	9/15/17	100	99
Dominion Resources Inc.	2.500%	12/1/19	400	401
Dominion Resources Inc.	4.450%	3/15/21	125	135
Dominion Resources Inc.	2.750%	9/15/22	100	97
Dominion Resources Inc.	3.625%	12/1/24	800	811
Dominion Resources Inc.	5.250%	8/1/33	200	235
Dominion Resources Inc.	4.900%	8/1/41	550	606
Dominion Resources Inc.	4.050%	9/15/42	325	317
Dominion Resources Inc.	4.700%	12/1/44	600	638
6 Dominion Resources Inc.	5.750%	10/1/54	375	391
6 Dominion Resources Inc.	7.500%	6/30/66	175	185
DTE Electric Co.	3.450%	10/1/20	410	428
DTE Electric Co.	3.900%	6/1/21	100	108
DTE Electric Co.	2.650%	6/15/22	325	320
DTE Electric Co.	3.375%	3/1/25	175	179
DTE Electric Co.	5.700%	10/1/37	125	161
DTE Electric Co.	3.950%	6/15/42	1,150	1,183
DTE Energy Co.	2.400%	12/1/19	350	350
DTE Energy Co.	3.500%	6/1/24	700	708
Duke Energy Carolinas LLC	7.000%	11/15/18	660	782
Duke Energy Carolinas LLC	4.300%	6/15/20	500	543
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,108
Duke Energy Carolinas LLC	6.000%	12/1/28	300	379
Duke Energy Carolinas LLC	6.100%	6/1/37	300	390
Duke Energy Carolinas LLC	6.000%	1/15/38	25	33
Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
Duke Energy Carolinas LLC	5.300%	2/15/40	710	876
Duke Energy Carolinas LLC	4.250%	12/15/41	800	857
Duke Energy Carolinas LLC	4.000%	9/30/42	425	439
Duke Energy Corp.	1.625%	8/15/17	625	625
Duke Energy Corp.	2.100%	6/15/18	1,000	1,009
Duke Energy Corp.	5.050%	9/15/19	2,625	2,933
Duke Energy Corp.	3.050%	8/15/22	200	201
Duke Energy Corp.	3.950%	10/15/23	225	239
Duke Energy Corp.	3.750%	4/15/24	200	209

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Florida Inc.	5.650%	6/15/18	50	56
Duke Energy Florida Inc.	4.550%	4/1/20	1,375	1,512
Duke Energy Florida Inc.	6.350%	9/15/37	525	727
Duke Energy Florida Inc.	6.400%	6/15/38	600	835
Duke Energy Indiana Inc.	3.750%	7/15/20	185	196
Duke Energy Indiana Inc.	4.200%	3/15/42	475	506
Duke Energy Indiana Inc.	4.900%	7/15/43	850	1,001
Duke Energy Progress Inc.	5.300%	1/15/19	675	756
Duke Energy Progress Inc.	3.000%	9/15/21	750	769
Duke Energy Progress Inc.	4.375%	3/30/44	525	576
Duke Energy Progress Inc.	4.150%	12/1/44	900	958
El Paso Electric Co.	6.000%	5/15/35	175	219
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,327
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	170
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,776
Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,373
Entergy Louisiana LLC	4.950%	1/15/45	400	411
Entergy Texas Inc.	7.125%	2/1/19	300	354
Exelon Generation Co. LLC	6.200%	10/1/17	930	1,034
Exelon Generation Co. LLC	4.000%	10/1/20	575	600
Exelon Generation Co. LLC	5.600%	6/15/42	1,121	1,254
Florida Power & Light Co.	5.550%	11/1/17	75	83
Florida Power & Light Co.	2.750%	6/1/23	325	323
Florida Power & Light Co.	3.250%	6/1/24	300	307
Florida Power & Light Co.	5.950%	10/1/33	100	132
Florida Power & Light Co.	5.625%	4/1/34	225	285
Florida Power & Light Co.	4.950%	6/1/35	50	59
Florida Power & Light Co.	6.200%	6/1/36	50	68
Florida Power & Light Co.	5.850%	5/1/37	560	734
Florida Power & Light Co.	5.950%	2/1/38	175	233
Florida Power & Light Co.	5.960%	4/1/39	225	301
Florida Power & Light Co.	4.125%	2/1/42	1,575	1,681
Florida Power & Light Co.	3.800%	12/15/42	925	935
Georgia Power Co.	0.750%	8/10/15	125	125
Georgia Power Co.	5.950%	2/1/39	150	194
Georgia Power Co.	4.750%	9/1/40	125	141
Georgia Power Co.	4.300%	3/15/42	675	714
Georgia Power Co.	4.300%	3/15/43	250	265
Iberdrola International BV	6.750%	7/15/36	175	222
Indiana Michigan Power Co.	7.000%	3/15/19	300	355
Indiana Michigan Power Co.	3.200%	3/15/23	475	478
6 Integrys Energy Group Inc.	6.110%	12/1/66	300	302
Interstate Power & Light Co.	3.250%	12/1/24	150	153
Interstate Power & Light Co.	6.250%	7/15/39	100	138
ITC Holdings Corp.	4.050%	7/1/23	175	182
ITC Holdings Corp.	5.300%	7/1/43	200	233
Jersey Central Power & Light Co.	5.625%	5/1/16	350	370
Jersey Central Power & Light Co.	5.650%	6/1/17	350	381
Jersey Central Power & Light Co.	6.150%	6/1/37	200	238
6 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	169	192
Kansas City Power & Light Co.	6.050%	11/15/35	200	258
Kansas City Power & Light Co.	5.300%	10/1/41	830	975
Kentucky Utilities Co.	3.250%	11/1/20	200	207
Kentucky Utilities Co.	4.650%	11/15/43	875	1,002
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,199
Louisville Gas & Electric Co.	5.125%	11/15/40	100	123
Louisville Gas & Electric Co.	4.650%	11/15/43	625	713
MidAmerican Energy Co.	5.950%	7/15/17	560	623
MidAmerican Energy Co.	6.750%	12/30/31	725	1,009
MidAmerican Energy Co.	4.800%	9/15/43	1,050	1,219
Mississippi Power Co.	4.250%	3/15/42	375	381
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	125	128
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,025	1,142
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	1,100	1,434

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	75	75
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	894
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	589	623
6 National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	99
Nevada Power Co.	6.500%	5/15/18	1,200	1,382
Nevada Power Co.	6.650%	4/1/36	410	567
Nevada Power Co.	5.450%	5/15/41	500	631
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	1,200	1,198
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	475	480
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	665
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,142
6 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	224
6 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	278
Northern States Power Co.	5.250%	3/1/18	950	1,051
Northern States Power Co.	6.250%	6/1/36	450	613
Northern States Power Co.	6.200%	7/1/37	250	341
Northern States Power Co.	5.350%	11/1/39	175	220
Northern States Power Co.	4.125%	5/15/44	100	106
NorthWestern Corp.	4.176%	11/15/44	250	265
NSTAR Electric Co.	5.625%	11/15/17	525	583
NSTAR LLC	4.500%	11/15/19	2,357	2,563
Oglethorpe Power Corp.	6.100%	3/15/19	200	229
Oglethorpe Power Corp.	5.950%	11/1/39	100	128
Oglethorpe Power Corp.	5.375%	11/1/40	380	447
Oglethorpe Power Corp.	4.550%	6/1/44	300	316
Ohio Power Co.	6.000%	6/1/16	480	512
Ohio Power Co.	6.050%	5/1/18	100	113
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	196
Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	878
Oklahoma Gas & Electric Co.	4.000%	12/15/44	175	178
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	385
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,070
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	253
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	869
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	565
Pacific Gas & Electric Co.	5.625%	11/30/17	250	278
Pacific Gas & Electric Co.	8.250%	10/15/18	275	332
Pacific Gas & Electric Co.	3.500%	10/1/20	410	426
Pacific Gas & Electric Co.	4.250%	5/15/21	225	243
Pacific Gas & Electric Co.	3.250%	9/15/21	1,000	1,021
Pacific Gas & Electric Co.	3.250%	6/15/23	575	578
Pacific Gas & Electric Co.	3.750%	2/15/24	150	156
Pacific Gas & Electric Co.	3.400%	8/15/24	625	633
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,572
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,255
Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,306
Pacific Gas & Electric Co.	5.400%	1/15/40	500	594
Pacific Gas & Electric Co.	4.450%	4/15/42	600	633
Pacific Gas & Electric Co.	4.600%	6/15/43	225	242
Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,657
PacifiCorp	5.650%	7/15/18	300	339
PacifiCorp	2.950%	2/1/22	1,000	1,013
PacifiCorp	3.600%	4/1/24	500	516
PacifiCorp	5.250%	6/15/35	475	576
PacifiCorp	5.750%	4/1/37	410	527
PacifiCorp	6.250%	10/15/37	600	813
PacifiCorp	4.100%	2/1/42	350	369
Peco Energy Co.	1.200%	10/15/16	350	351
Peco Energy Co.	5.350%	3/1/18	125	139
Pennsylvania Electric Co.	6.050%	9/1/17	75	83
Pennsylvania Electric Co.	5.200%	4/1/20	205	226
Pepco Holdings Inc.	2.700%	10/1/15	680	689
PG&E Corp.	2.400%	3/1/19	1,650	1,650
Potomac Electric Power Co.	6.500%	11/15/37	400	556

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PPL Capital Funding Inc.	3.500%	12/1/22	375	380
PPL Capital Funding Inc.	3.950%	3/15/24	225	235
PPL Capital Funding Inc.	5.000%	3/15/44	450	501
PPL Electric Utilities Corp.	3.000%	9/15/21	410	417
PPL Electric Utilities Corp.	6.250%	5/15/39	100	138
PPL Electric Utilities Corp.	4.750%	7/15/43	1,000	1,157
Progress Energy Inc.	5.625%	1/15/16	205	215
Progress Energy Inc.	3.150%	4/1/22	500	507
Progress Energy Inc.	7.750%	3/1/31	625	905
Progress Energy Inc.	6.000%	12/1/39	410	530
PSEG Power LLC	5.500%	12/1/15	450	469
PSEG Power LLC	2.750%	9/15/16	615	630
PSEG Power LLC	5.125%	4/15/20	150	165
PSEG Power LLC	4.150%	9/15/21	50	53
Public Service Co. of Colorado	5.800%	8/1/18	100	114
Public Service Co. of Colorado	5.125%	6/1/19	175	198
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,040
Public Service Co. of Colorado	6.250%	9/1/37	300	418
Public Service Co. of Colorado	3.600%	9/15/42	225	219
Public Service Co. of Colorado	4.300%	3/15/44	200	218
Public Service Co. of New Hampshire	3.500%	11/1/23	150	155
Public Service Co. of Oklahoma	5.150%	12/1/19	600	676
Public Service Co. of Oklahoma	4.400%	2/1/21	500	548
Public Service Co. of Oklahoma	6.625%	11/15/37	275	372
Public Service Electric & Gas Co.	5.300%	5/1/18	394	438
Public Service Electric & Gas Co.	2.300%	9/15/18	450	456
Public Service Electric & Gas Co.	1.800%	6/1/19	200	198
Public Service Electric & Gas Co.	2.375%	5/15/23	225	216
Public Service Electric & Gas Co.	5.375%	11/1/39	300	378
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,578
Public Service Electric & Gas Co.	4.000%	6/1/44	100	104
Puget Energy Inc.	6.500%	12/15/20	250	295
Puget Energy Inc.	6.000%	9/1/21	400	468
Puget Sound Energy Inc.	5.483%	6/1/35	100	123
Puget Sound Energy Inc.	6.274%	3/15/37	500	675
Puget Sound Energy Inc.	5.757%	10/1/39	495	644
Puget Sound Energy Inc.	5.638%	4/15/41	390	503
Puget Sound Energy Inc.	4.434%	11/15/41	275	302
San Diego Gas & Electric Co.	5.300%	11/15/15	100	104
San Diego Gas & Electric Co.	3.000%	8/15/21	150	154
San Diego Gas & Electric Co.	6.000%	6/1/26	500	626
San Diego Gas & Electric Co.	5.350%	5/15/35	100	122
San Diego Gas & Electric Co.	6.125%	9/15/37	252	343
San Diego Gas & Electric Co.	5.350%	5/15/40	500	621
San Diego Gas & Electric Co.	4.500%	8/15/40	255	284
San Diego Gas & Electric Co.	4.300%	4/1/42	150	163
SCANA Corp.	4.750%	5/15/21	205	221
Sierra Pacific Power Co.	6.000%	5/15/16	525	561
Sierra Pacific Power Co.	6.750%	7/1/37	400	562
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,284
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	623
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	195
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	123
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	211
South Carolina Electric & Gas Co.	4.600%	6/15/43	225	250
South Carolina Electric & Gas Co.	4.500%	6/1/64	200	216
Southern California Edison Co.	5.000%	1/15/16	275	287
Southern California Edison Co.	1.125%	5/1/17	550	549
Southern California Edison Co.	3.875%	6/1/21	350	380
Southern California Edison Co.	3.500%	10/1/23	300	315
Southern California Edison Co.	6.650%	4/1/29	225	298
Southern California Edison Co.	5.750%	4/1/35	508	649
Southern California Edison Co.	5.350%	7/15/35	1,460	1,779
Southern California Edison Co.	4.500%	9/1/40	205	226

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	4.050%	3/15/42	425	441
Southern California Edison Co.	3.900%	3/15/43	475	483
Southern California Edison Co.	4.650%	10/1/43	600	684
Southern Co.	1.950%	9/1/16	410	416
Southern Co.	1.300%	8/15/17	225	224
Southern Co.	2.150%	9/1/19	200	198
Southern Power Co.	5.150%	9/15/41	1,210	1,405
Southern Power Co.	5.250%	7/15/43	500	577
Southwestern Electric Power Co.	5.875%	3/1/18	25	28
Southwestern Electric Power Co.	6.450%	1/15/19	250	291
Southwestern Electric Power Co.	6.200%	3/15/40	75	98
Southwestern Public Service Co.	4.500%	8/15/41	100	110
Tampa Electric Co.	6.100%	5/15/18	1,575	1,795
Tampa Electric Co.	2.600%	9/15/22	75	73
Tampa Electric Co.	6.550%	5/15/36	375	522
TECO Finance Inc.	4.000%	3/15/16	100	104
TECO Finance Inc.	6.572%	11/1/17	330	371
TECO Finance Inc.	5.150%	3/15/20	125	140
TransAlta Corp.	6.650%	5/15/18	100	112
TransAlta Corp.	6.500%	3/15/40	175	188
9 Tri-State Generation & Transmission Association Inc.	3.700%	11/1/24	550	562
9 Tri-State Generation & Transmission Association Inc.	4.700%	11/1/44	150	160
Tucson Electric Power Co.	5.150%	11/15/21	130	145
UIL Holdings Corp.	4.625%	10/1/20	100	106
Union Electric Co.	6.700%	2/1/19	235	276
Union Electric Co.	3.500%	4/15/24	1,450	1,505
Union Electric Co.	3.900%	9/15/42	675	687
Virginia Electric & Power Co.	5.400%	1/15/16	700	734
Virginia Electric & Power Co.	2.950%	1/15/22	750	758
Virginia Electric & Power Co.	6.000%	1/15/36	500	653
Virginia Electric & Power Co.	6.000%	5/15/37	550	726
Virginia Electric & Power Co.	6.350%	11/30/37	600	834
Virginia Electric & Power Co.	8.875%	11/15/38	100	168
Virginia Electric & Power Co.	4.000%	1/15/43	850	871
Virginia Electric and Power Co.	4.450%	2/15/44	200	220
Westar Energy Inc.	8.625%	12/1/18	244	303
Westar Energy Inc.	4.125%	3/1/42	525	552
Westar Energy Inc.	4.100%	4/1/43	225	235
Westar Energy Inc.	4.625%	9/1/43	150	171
Wisconsin Electric Power Co.	4.250%	12/15/19	175	190
Wisconsin Electric Power Co.	2.950%	9/15/21	635	648
Wisconsin Electric Power Co.	5.625%	5/15/33	200	258
Wisconsin Electric Power Co.	4.250%	6/1/44	100	108
6 Wisconsin Energy Corp.	6.250%	5/15/67	525	528
Wisconsin Power & Light Co.	5.000%	7/15/19	25	28
Wisconsin Power & Light Co.	2.250%	11/15/22	275	269
Wisconsin Power & Light Co.	6.375%	8/15/37	300	416
Wisconsin Power & Light Co.	4.100%	10/15/44	200	207
Wisconsin Public Service Corp.	3.671%	12/1/42	75	75
Xcel Energy Inc.	5.613%	4/1/17	631	689
Xcel Energy Inc.	4.700%	5/15/20	305	338
Xcel Energy Inc.	6.500%	7/1/36	635	860
Natural Gas (0.1%)
AGL Capital Corp.	3.500%	9/15/21	1,250	1,294
AGL Capital Corp.	5.875%	3/15/41	125	157
AGL Capital Corp.	4.400%	6/1/43	125	132
Atmos Energy Corp.	8.500%	3/15/19	1,500	1,863
Atmos Energy Corp.	5.500%	6/15/41	800	978
British Transco Finance Inc.	6.625%	6/1/18	430	497
KeySpan Corp.	8.000%	11/15/30	200	279
KeySpan Corp.	5.803%	4/1/35	250	301
Laclede Group Inc.	4.700%	8/15/44	350	364
National Fuel Gas Co.	6.500%	4/15/18	750	852

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
National Fuel Gas Co.	3.750%	3/1/23	500	501
National Grid plc	6.300%	8/1/16	275	297
ONE Gas Inc.	2.070%	2/1/19	300	300
ONE Gas Inc.	4.658%	2/1/44	125	143
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	173
Sempra Energy	6.500%	6/1/16	1,315	1,413
Sempra Energy	6.150%	6/15/18	750	850
Sempra Energy	9.800%	2/15/19	250	321
Sempra Energy	4.050%	12/1/23	850	899
Sempra Energy	6.000%	10/15/39	705	871
Southern California Gas Co.	5.750%	11/15/35	25	33
Southern California Gas Co.	3.750%	9/15/42	300	298
Southern California Gas Co.	4.450%	3/15/44	150	168
Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	125	139
American Water Capital Corp.	3.850%	3/1/24	1,775	1,867
American Water Capital Corp.	6.593%	10/15/37	500	693
American Water Capital Corp.	4.300%	12/1/42	125	128
United Utilities plc	5.375%	2/1/19	200	217
Veolia Environnement SA	6.750%	6/1/38	200	256
				200,634
Total Corporate Bonds (Cost $2,387,149)				2,496,314
Sovereign Bonds (U.S. Dollar-Denominated) (2.3%)
African Development Bank	0.750%	10/18/16	1,150	1,145
African Development Bank	1.125%	3/15/17	1,550	1,557
African Development Bank	0.875%	3/15/18	1,500	1,480
African Development Bank	1.625%	10/2/18	300	301
African Development Bank	2.375%	9/23/21	1,500	1,528
Asian Development Bank	2.500%	3/15/16	775	794
Asian Development Bank	5.500%	6/27/16	100	107
Asian Development Bank	0.750%	1/11/17	2,800	2,798
Asian Development Bank	1.125%	3/15/17	1,325	1,332
Asian Development Bank	5.593%	7/16/18	500	563
Asian Development Bank	1.750%	9/11/18	1,650	1,666
Asian Development Bank	1.875%	10/23/18	530	537
Asian Development Bank	1.750%	3/21/19	575	579
Asian Development Bank	1.875%	4/12/19	1,550	1,567
Asian Development Bank	1.375%	3/23/20	2,250	2,202
Banco do Brasil SA	3.875%	1/23/17	200	205
Banco do Brasil SA	3.875%	10/10/22	1,000	920
Canada	0.875%	2/14/17	2,050	2,051
Canada	1.625%	2/27/19	800	802
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	225	221
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,849
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	1,650	1,645
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,029
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	432
Corporacion Andina de Fomento	3.750%	1/15/16	1,765	1,810
Corporacion Andina de Fomento	1.500%	8/8/17	900	903
Corporacion Andina de Fomento	4.375%	6/15/22	1,375	1,482
Council Of Europe Development Bank	2.625%	2/16/16	735	753
Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,010
Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,011
Council Of Europe Development Bank	1.000%	3/7/18	525	520
Council Of Europe Development Bank	1.125%	5/31/18	975	966
Ecopetrol SA	7.625%	7/23/19	1,925	2,209
Ecopetrol SA	5.875%	9/18/23	1,750	1,867
Ecopetrol SA	7.375%	9/18/43	800	856
Ecopetrol SA	5.875%	5/28/45	600	558
European Bank for Reconstruction & Development	2.500%	3/15/16	500	512
European Bank for Reconstruction & Development	1.375%	10/20/16	1,515	1,533
European Bank for Reconstruction & Development	1.000%	2/16/17	1,000	1,003

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Bank for Reconstruction & Development	0.750%	9/1/17	1,000	991
European Bank for Reconstruction & Development	1.000%	6/15/18	700	691
European Bank for Reconstruction & Development	1.000%	9/17/18	400	393
European Bank for Reconstruction & Development	1.625%	11/15/18	50	50
European Bank for Reconstruction & Development	1.750%	6/14/19	2,050	2,053
European Bank for Reconstruction & Development	1.750%	11/26/19	500	499
European Bank for Reconstruction & Development	1.500%	3/16/20	650	645
European Investment Bank	4.875%	2/16/16	550	577
European Investment Bank	2.250%	3/15/16	4,050	4,137
European Investment Bank	0.625%	4/15/16	1,200	1,202
European Investment Bank	2.500%	5/16/16	525	539
European Investment Bank	2.125%	7/15/16	1,000	1,023
European Investment Bank	0.500%	8/15/16	2,850	2,843
European Investment Bank	5.125%	9/13/16	1,500	1,612
European Investment Bank	1.250%	10/14/16	950	960
European Investment Bank	1.125%	12/15/16	1,300	1,302
European Investment Bank	4.875%	1/17/17	1,225	1,324
European Investment Bank	1.750%	3/15/17	1,125	1,146
European Investment Bank	0.875%	4/18/17	1,500	1,493
European Investment Bank	5.125%	5/30/17	800	879
European Investment Bank	1.625%	6/15/17	100	102
European Investment Bank	1.000%	8/17/17	1,475	1,470
European Investment Bank	1.125%	9/15/17	450	451
European Investment Bank	1.000%	12/15/17	300	299
European Investment Bank	1.000%	3/15/18	4,075	4,037
European Investment Bank	1.000%	6/15/18	3,500	3,454
European Investment Bank	1.625%	12/18/18	3,200	3,211
European Investment Bank	1.875%	3/15/19	4,400	4,449
European Investment Bank	1.750%	6/17/19	4,675	4,683
European Investment Bank	2.875%	9/15/20	1,650	1,736
European Investment Bank	4.000%	2/16/21	4,000	4,466
European Investment Bank	2.500%	4/15/21	3,650	3,761
European Investment Bank	2.125%	10/15/21	350	351
European Investment Bank	3.250%	1/29/24	1,550	1,671
European Investment Bank	2.500%	10/15/24	4,750	4,770
Export Development Canada	1.250%	10/26/16	1,970	1,985
Export Development Canada	0.750%	12/15/17	900	885
Export Development Canada	1.500%	10/3/18	1,775	1,779
Export-Import Bank of Korea	3.750%	10/20/16	300	313
Export-Import Bank of Korea	4.000%	1/11/17	2,525	2,648
Export-Import Bank of Korea	2.875%	9/17/18	700	718
Export-Import Bank of Korea	2.375%	8/12/19	600	602
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,072
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,680
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,270
Federative Republic of Brazil	6.000%	1/17/17	2,545	2,755
6 Federative Republic of Brazil	8.000%	1/15/18	622	678
Federative Republic of Brazil	5.875%	1/15/19	875	971
Federative Republic of Brazil	8.875%	10/14/19	175	219
Federative Republic of Brazil	4.875%	1/22/21	3,305	3,515
Federative Republic of Brazil	2.625%	1/5/23	525	481
Federative Republic of Brazil	4.250%	1/7/25	975	980
Federative Republic of Brazil	8.750%	2/4/25	600	805
Federative Republic of Brazil	10.125%	5/15/27	675	1,029
Federative Republic of Brazil	8.250%	1/20/34	875	1,210
Federative Republic of Brazil	7.125%	1/20/37	950	1,215
6 Federative Republic of Brazil	11.000%	8/17/40	1,650	1,757
Federative Republic of Brazil	5.625%	1/7/41	3,450	3,691
Federative Republic of Brazil	5.000%	1/27/45	1,951	1,912
FMS Wertmanagement AoeR	0.625%	4/18/16	400	401
FMS Wertmanagement AoeR	1.125%	10/14/16	1,200	1,209
FMS Wertmanagement AoeR	0.625%	1/30/17	1,900	1,887
FMS Wertmanagement AoeR	1.125%	9/5/17	700	700
FMS Wertmanagement AoeR	1.000%	11/21/17	475	469

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,604
Hydro-Quebec	2.000%	6/30/16	1,425	1,451
Hydro-Quebec	1.375%	6/19/17	1,000	1,002
Hydro-Quebec	8.400%	1/15/22	1,235	1,647
Hydro-Quebec	8.050%	7/7/24	1,175	1,649
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	500	500
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,450	2,477
Inter-American Development Bank	0.625%	9/12/16	2,700	2,690
Inter-American Development Bank	1.375%	10/18/16	2,890	2,925
Inter-American Development Bank	0.875%	11/15/16	400	400
Inter-American Development Bank	1.125%	3/15/17	100	101
Inter-American Development Bank	1.000%	7/14/17	1,400	1,397
Inter-American Development Bank	2.375%	8/15/17	250	258
Inter-American Development Bank	0.875%	3/15/18	350	345
Inter-American Development Bank	1.750%	8/24/18	5,105	5,155
Inter-American Development Bank	3.875%	9/17/19	100	110
Inter-American Development Bank	1.750%	10/15/19	2,200	2,187
Inter-American Development Bank	3.875%	2/14/20	500	550
Inter-American Development Bank	2.125%	11/9/20	350	352
Inter-American Development Bank	3.000%	2/21/24	2,600	2,753
Inter-American Development Bank	7.000%	6/15/25	250	342
Inter-American Development Bank	3.875%	10/28/41	800	905
Inter-American Development Bank	4.375%	1/24/44	1,150	1,406
International Bank for Reconstruction & Development	2.125%	3/15/16	3,600	3,672
International Bank for Reconstruction & Development	5.000%	4/1/16	200	211
International Bank for Reconstruction & Development	0.500%	4/15/16	1,125	1,125
International Bank for Reconstruction & Development	0.500%	5/16/16	700	699
International Bank for Reconstruction & Development	1.000%	9/15/16	405	407
International Bank for Reconstruction & Development	0.625%	10/14/16	1,950	1,939
International Bank for Reconstruction & Development	0.750%	12/15/16	2,900	2,899
International Bank for Reconstruction & Development	0.875%	4/17/17	4,750	4,748
International Bank for Reconstruction & Development	1.125%	7/18/17	950	951
International Bank for Reconstruction & Development	1.375%	4/10/18	3,200	3,202
International Bank for Reconstruction & Development	1.875%	3/15/19	3,300	3,334
International Bank for Reconstruction & Development	1.875%	10/7/19	1,500	1,505
International Bank for Reconstruction & Development	2.125%	11/1/20	2,200	2,226
International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,739
International Bank for Reconstruction & Development	7.625%	1/19/23	25	35
International Bank for Reconstruction & Development	2.500%	11/25/24	4,500	4,543
International Finance Corp.	2.750%	4/20/15	900	906
International Finance Corp.	2.250%	4/11/16	525	537
International Finance Corp.	0.500%	5/16/16	250	250
International Finance Corp.	0.625%	10/3/16	900	899
International Finance Corp.	0.625%	11/15/16	1,000	998
International Finance Corp.	1.125%	11/23/16	2,150	2,163
International Finance Corp.	1.000%	4/24/17	575	574
International Finance Corp.	2.125%	11/17/17	950	973
International Finance Corp.	0.625%	12/21/17	625	613
International Finance Corp.	1.250%	7/16/18	2,200	2,182
International Finance Corp.	1.750%	9/4/18	1,300	1,311
International Finance Corp.	1.750%	9/16/19	1,100	1,095
10 Japan Bank for International Cooperation	1.875%	9/24/15	1,335	1,348
10 Japan Bank for International Cooperation	2.500%	1/21/16	700	715
10 Japan Bank for International Cooperation	2.500%	5/18/16	600	616
10 Japan Bank for International Cooperation	2.250%	7/13/16	575	589
10 Japan Bank for International Cooperation	1.125%	7/19/17	650	650
10 Japan Bank for International Cooperation	1.750%	7/31/18	925	932
10 Japan Bank for International Cooperation	1.750%	11/13/18	3,000	3,016
10 Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,017
10 Japan Bank for International Cooperation	3.375%	7/31/23	325	351
10 Japan Bank for International Cooperation	3.000%	5/29/24	650	676
10 Japan Finance Organization for Municipalities	5.000%	5/16/17	500	546
11 KFW	1.250%	10/26/15	550	554
11 KFW	5.125%	3/14/16	775	818

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
11 KFW	0.500%	4/19/16	2,000	2,001
11 KFW	2.000%	6/1/16	1,250	1,276
11 KFW	0.500%	7/15/16	3,000	2,982
11 KFW	1.250%	10/5/16	1,970	1,990
11 KFW	0.625%	12/15/16	2,100	2,096
11 KFW	1.250%	2/15/17	3,425	3,457
11 KFW	0.750%	3/17/17	3,400	3,378
11 KFW	0.875%	9/5/17	2,000	1,992
11 KFW	0.875%	12/15/17	1,475	1,457
11 KFW	4.375%	3/15/18	3,450	3,782
11 KFW	1.000%	6/11/18	1,000	988
11 KFW	4.500%	7/16/18	350	387
11 KFW	1.875%	4/1/19	3,925	3,969
11 KFW	4.875%	6/17/19	4,775	5,432
11 KFW	1.750%	10/15/19	1,300	1,296
11 KFW	4.000%	1/27/20	150	166
11 KFW	2.750%	9/8/20	4,500	4,704
11 KFW	2.750%	10/1/20	3,200	3,345
11 KFW	2.375%	8/25/21	2,710	2,766
11 KFW	2.625%	1/25/22	1,500	1,552
11 KFW	2.000%	10/4/22	1,575	1,557
11 KFW	2.125%	1/17/23	1,750	1,745
11 KFW	2.500%	11/20/24	3,800	3,850
11 KFW	0.000%	4/18/36	500	270
Korea Development Bank	3.250%	3/9/16	970	993
Korea Development Bank	4.000%	9/9/16	750	783
Korea Development Bank	3.875%	5/4/17	1,000	1,046
Korea Development Bank	3.000%	9/14/22	1,400	1,405
Korea Development Bank	3.750%	1/22/24	1,800	1,903
Korea Finance Corp.	4.625%	11/16/21	1,375	1,522
11 Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	330
11 Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,065
11 Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,755	1,794
11 Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	998
11 Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,000	1,034
11 Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	989
11 Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	609
11 Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	350
11 Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	417
Nexen Energy ULC	7.875%	3/15/32	100	141
Nexen Energy ULC	5.875%	3/10/35	410	484
Nexen Energy ULC	6.400%	5/15/37	800	1,005
Nexen Energy ULC	7.500%	7/30/39	625	858
Nordic Investment Bank	2.250%	3/15/16	450	459
Nordic Investment Bank	0.750%	1/17/18	2,700	2,660
Nordic Investment Bank	1.875%	6/14/19	850	855
North American Development Bank	2.300%	10/10/18	325	328
North American Development Bank	4.375%	2/11/20	125	137
North American Development Bank	2.400%	10/26/22	350	343
12 Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	638
12 Oesterreichische Kontrollbank AG	0.750%	12/15/16	1,000	1,000
12 Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	327
12 Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,263
12 Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,006
6 Oriental Republic of Uruguay	4.500%	8/14/24	1,650	1,733
6 Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,806
6 Oriental Republic of Uruguay	5.100%	6/18/50	700	698
Pemex Project Funding Master Trust	5.750%	3/1/18	1,275	1,383
Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,155
Pemex Project Funding Master Trust	6.625%	6/15/38	375	429
Petrobras Global Finance BV	4.875%	3/17/20	3,400	3,193
Petrobras Global Finance BV	4.375%	5/20/23	2,000	1,718
Petrobras Global Finance BV	6.250%	3/17/24	2,100	1,996
Petrobras International Finance Co. SA	3.875%	1/27/16	2,175	2,142

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Petrobras International Finance Co. SA	6.125%	10/6/16	1,225	1,236
Petrobras International Finance Co. SA	3.500%	2/6/17	100	96
Petrobras International Finance Co. SA	5.875%	3/1/18	1,600	1,573
Petrobras International Finance Co. SA	7.875%	3/15/19	850	889
Petrobras International Finance Co. SA	5.750%	1/20/20	1,865	1,828
Petrobras International Finance Co. SA	5.375%	1/27/21	3,000	2,769
Petrobras International Finance Co. SA	6.875%	1/20/40	1,950	1,801
Petrobras International Finance Co. SA	6.750%	1/27/41	1,750	1,619
Petroleos Mexicanos	8.000%	5/3/19	700	828
Petroleos Mexicanos	6.000%	3/5/20	425	475
Petroleos Mexicanos	5.500%	1/21/21	3,930	4,255
Petroleos Mexicanos	4.875%	1/24/22	3,050	3,195
Petroleos Mexicanos	3.500%	1/30/23	1,500	1,433
Petroleos Mexicanos	4.875%	1/18/24	1,500	1,553
6 Petroleos Mexicanos	2.290%	2/15/24	190	191
9 Petroleos Mexicanos	4.250%	1/15/25	500	498
Petroleos Mexicanos	2.378%	4/15/25	200	195
Petroleos Mexicanos	6.500%	6/2/41	300	347
Petroleos Mexicanos	5.500%	6/27/44	2,575	2,620
9 Petroleos Mexicanos	5.500%	6/27/44	1,450	1,475
Petroleos Mexicanos	6.375%	1/23/45	1,750	1,996
Province of British Columbia	2.100%	5/18/16	2,820	2,874
Province of British Columbia	2.650%	9/22/21	500	514
Province of British Columbia	2.000%	10/23/22	300	293
Province of Manitoba	4.900%	12/6/16	1,235	1,330
Province of Manitoba	1.125%	6/1/18	850	843
Province of Manitoba	2.100%	9/6/22	300	293
Province of Manitoba	3.050%	5/14/24	1,600	1,653
Province of New Brunswick	2.750%	6/15/18	725	754
Province of Nova Scotia	5.125%	1/26/17	500	546
Province of Ontario	4.750%	1/19/16	75	78
Province of Ontario	2.300%	5/10/16	1,460	1,490
Province of Ontario	1.000%	7/22/16	2,425	2,431
Province of Ontario	1.600%	9/21/16	5,850	5,916
Province of Ontario	1.100%	10/25/17	2,050	2,030
Province of Ontario	3.150%	12/15/17	100	105
Province of Ontario	1.200%	2/14/18	1,200	1,192
Province of Ontario	3.000%	7/16/18	400	419
Province of Ontario	2.000%	9/27/18	1,650	1,667
Province of Ontario	2.000%	1/30/19	1,875	1,889
Province of Ontario	1.650%	9/27/19	925	911
Province of Ontario	4.000%	10/7/19	850	925
Province of Ontario	4.400%	4/14/20	475	533
Province of Ontario	2.450%	6/29/22	100	99
Quebec	5.125%	11/14/16	525	565
Quebec	4.625%	5/14/18	2,100	2,315
Quebec	3.500%	7/29/20	1,530	1,633
Quebec	2.750%	8/25/21	1,375	1,399
Quebec	2.625%	2/13/23	2,050	2,054
Quebec	7.125%	2/9/24	400	530
Quebec	2.875%	10/16/24	200	201
Quebec	7.500%	9/15/29	475	706
Region of Lombardy Italy	5.804%	10/25/32	500	547
Republic of Chile	3.875%	8/5/20	75	80
Republic of Chile	3.250%	9/14/21	225	231
Republic of Chile	2.250%	10/30/22	150	143
Republic of Chile	3.125%	3/27/25	1,875	1,863
Republic of Chile	3.625%	10/30/42	800	724
Republic of Colombia	7.375%	1/27/17	700	774
Republic of Colombia	7.375%	3/18/19	825	971
Republic of Colombia	4.375%	7/12/21	2,130	2,233
6 Republic of Colombia	2.625%	3/15/23	825	764
Republic of Colombia	4.000%	2/26/24	2,200	2,236
Republic of Colombia	8.125%	5/21/24	400	529

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Colombia	7.375%	9/18/37	1,000	1,334
Republic of Colombia	6.125%	1/18/41	1,775	2,125
6 Republic of Colombia	5.625%	2/26/44	1,200	1,344
Republic of Italy	4.750%	1/25/16	1,225	1,272
Republic of Italy	5.250%	9/20/16	3,445	3,666
Republic of Italy	5.375%	6/12/17	950	1,029
Republic of Italy	6.875%	9/27/23	700	889
Republic of Italy	5.375%	6/15/33	1,400	1,649
Republic of Korea	7.125%	4/16/19	825	996
Republic of Korea	3.875%	9/11/23	1,800	1,977
Republic of Korea	4.125%	6/10/44	850	1,006
Republic of Panama	5.200%	1/30/20	2,045	2,236
6 Republic of Panama	4.000%	9/22/24	600	610
Republic of Panama	7.125%	1/29/26	900	1,134
Republic of Panama	9.375%	4/1/29	200	303
6 Republic of Panama	6.700%	1/26/36	1,584	2,022
6 Republic of Panama	4.300%	4/29/53	250	225
Republic of Peru	8.375%	5/3/16	1,000	1,087
Republic of Peru	7.125%	3/30/19	700	828
Republic of Peru	7.350%	7/21/25	900	1,195
Republic of Peru	8.750%	11/21/33	1,225	1,907
Republic of Peru	5.625%	11/18/50	2,175	2,556
Republic of Philippines	8.375%	6/17/19	800	1,016
Republic of Philippines	6.500%	1/20/20	875	1,051
Republic of Philippines	4.000%	1/15/21	3,475	3,765
Republic of Philippines	4.200%	1/21/24	1,400	1,519
Republic of Philippines	9.500%	10/21/24	550	814
Republic of Philippines	10.625%	3/16/25	425	685
Republic of Philippines	5.500%	3/30/26	1,400	1,660
Republic of Philippines	9.500%	2/2/30	1,025	1,666
Republic of Philippines	7.750%	1/14/31	775	1,119
Republic of Philippines	6.375%	1/15/32	800	1,049
Republic of Philippines	6.375%	10/23/34	1,675	2,244
Republic of Philippines	5.000%	1/13/37	400	468
Republic of Poland	5.000%	10/19/15	375	388
Republic of Poland	6.375%	7/15/19	3,340	3,904
Republic of Poland	5.125%	4/21/21	900	1,010
Republic of Poland	5.000%	3/23/22	1,415	1,584
Republic of Poland	3.000%	3/17/23	2,000	1,987
Republic of Poland	4.000%	1/22/24	1,225	1,297
Republic of South Africa	6.875%	5/27/19	875	999
Republic of South Africa	5.500%	3/9/20	1,985	2,164
Republic of South Africa	4.665%	1/17/24	2,600	2,688
Republic of South Africa	5.875%	9/16/25	300	337
Republic of South Africa	6.250%	3/8/41	700	827
Republic of Turkey	7.000%	9/26/16	1,825	1,980
Republic of Turkey	7.500%	7/14/17	1,975	2,208
Republic of Turkey	6.750%	4/3/18	1,450	1,617
Republic of Turkey	7.000%	3/11/19	1,325	1,512
Republic of Turkey	7.000%	6/5/20	1,625	1,890
Republic of Turkey	5.625%	3/30/21	1,175	1,292
Republic of Turkey	5.125%	3/25/22	1,125	1,204
Republic of Turkey	3.250%	3/23/23	1,000	950
Republic of Turkey	7.375%	2/5/25	2,075	2,576
Republic of Turkey	11.875%	1/15/30	1,600	2,836
Republic of Turkey	8.000%	2/14/34	175	240
Republic of Turkey	6.875%	3/17/36	3,250	4,033
Republic of Turkey	6.750%	5/30/40	2,000	2,470
Republic of Turkey	6.000%	1/14/41	2,150	2,440
Republic of Turkey	4.875%	4/16/43	1,700	1,693
State of Israel	5.500%	11/9/16	1,320	1,431
State of Israel	5.125%	3/26/19	300	340
State of Israel	4.000%	6/30/22	900	977
State of Israel	3.150%	6/30/23	1,100	1,119

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
State of Israel	4.500%	1/30/43	550	558
Statoil ASA	3.125%	8/17/17	1,085	1,131
Statoil ASA	1.250%	11/9/17	600	596
Statoil ASA	1.200%	1/17/18	2,000	1,975
Statoil ASA	1.950%	11/8/18	200	200
Statoil ASA	5.250%	4/15/19	1,510	1,696
Statoil ASA	2.250%	11/8/19	1,000	1,000
Statoil ASA	2.900%	11/8/20	150	153
Statoil ASA	2.750%	11/10/21	1,100	1,102
Statoil ASA	3.150%	1/23/22	125	126
Statoil ASA	2.450%	1/17/23	400	380
Statoil ASA	2.650%	1/15/24	275	263
Statoil ASA	3.700%	3/1/24	500	518
Statoil ASA	3.250%	11/10/24	550	548
Statoil ASA	7.150%	1/15/29	250	345
Statoil ASA	5.100%	8/17/40	300	346
Statoil ASA	4.250%	11/23/41	325	333
Statoil ASA	3.950%	5/15/43	175	174
Statoil ASA	4.800%	11/8/43	600	681
Svensk Exportkredit AB	0.625%	5/31/16	750	751
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,089
Svensk Exportkredit AB	1.750%	5/30/17	125	127
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,550
United Mexican States	11.375%	9/15/16	100	118
United Mexican States	5.625%	1/15/17	4,129	4,443
United Mexican States	5.950%	3/19/19	2,313	2,617
United Mexican States	3.500%	1/21/21	1,000	1,022
United Mexican States	3.625%	3/15/22	3,350	3,408
United Mexican States	4.000%	10/2/23	3,232	3,366
United Mexican States	3.600%	1/30/25	2,150	2,139
United Mexican States	6.750%	9/27/34	809	1,056
United Mexican States	6.050%	1/11/40	1,645	2,007
United Mexican States	4.750%	3/8/44	4,342	4,524
United Mexican States	5.550%	1/21/45	200	231
United Mexican States	5.750%	10/12/10	3,692	3,958
Total Sovereign Bonds (Cost $548,189)				559,737
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	264
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	152
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	64
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	925	1,166
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	560	720
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	112
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	285
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	127
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	246
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	325	459
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	186
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,210	1,786
California GO	5.750%	3/1/17	150	165

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	6.200%	10/1/19	1,600	1,896
California GO	5.700%	11/1/21	1,000	1,179
California GO	7.500%	4/1/34	2,270	3,397
California GO	7.550%	4/1/39	2,005	3,091
California GO	7.300%	10/1/39	350	514
California GO	7.350%	11/1/39	1,325	1,956
California GO	7.625%	3/1/40	450	691
California GO	7.600%	11/1/40	350	554
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	126
Chicago IL Board of Education GO	6.319%	11/1/29	300	319
Chicago IL Board of Education GO	6.138%	12/1/39	100	100
Chicago IL GO	7.781%	1/1/35	100	120
Chicago IL GO	6.314%	1/1/44	500	527
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	434
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	57
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	101
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	237
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	926
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	98
Chicago IL Water Revenue	6.742%	11/1/40	575	758
Clark County NV Airport System Revenue	6.881%	7/1/42	75	87
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	919
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	398
Connecticut GO	5.090%	10/1/30	75	85
Connecticut GO	5.850%	3/15/32	610	766
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	150	177
Cook County IL GO	6.229%	11/15/34	400	443
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	50	67
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	129
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	675	798
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	272
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	92
Dallas TX Convention Center Hotel Development Corp.
Hotel Revenue	7.088%	1/1/42	1,020	1,375
Dallas TX Independent School District GO	6.450%	2/15/35	150	180
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
Denver CO City & County School District No. 1 COP	7.017%	12/15/37	100	136
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	91
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	93
District of Columbia Water & Sewer Authority Public
Utility Revenue	4.814%	10/1/14	925	1,048
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	250	248
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.107%	7/1/18	425	428
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.995%	7/1/20	700	711
George Washington University District of Columbia GO	3.485%	9/15/22	500	517
George Washington University District of Columbia GO	4.300%	9/15/44	400	419
Georgia GO	4.503%	11/1/25	325	363
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	1,010	1,348
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	300	394
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	183
Houston TX Utility System Revenue	3.828%	5/15/28	275	291
Illinois GO	4.511%	3/1/15	375	378
Illinois GO	5.365%	3/1/17	375	402
Illinois GO	5.877%	3/1/19	600	665

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Illinois GO	4.950%	6/1/23	1,450	1,535
Illinois GO	5.100%	6/1/33	2,920	2,914
Illinois GO	6.630%	2/1/35	480	537
Illinois GO	6.725%	4/1/35	475	531
Illinois GO	7.350%	7/1/35	1,500	1,758
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	200	260
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	97
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	626
JobsOhio Beverage System Statewide Liquor Profits
Revenue	3.985%	1/1/29	300	311
JobsOhio Beverage System Statewide Liquor Profits
Revenue	4.532%	1/1/35	225	245
Kentucky Asset/Liability Commission General Fund
Revenue	3.165%	4/1/18	32	33
La Paz County AZ Industrial Development Authority
Project Revenue (LCS Corrections Services, Inc.
Project)	7.000%	3/1/34	150	150
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	82
Los Angeles CA Community College District GO	6.600%	8/1/42	250	354
Los Angeles CA Community College District GO	6.750%	8/1/49	235	347
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	100	127
Los Angeles CA Department of Water & Power
Revenue	6.008%	7/1/39	325	414
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	100	116
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	410	592
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	500	737
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,345
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	139
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	125	157
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.488%	8/1/33	200	266
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	50	73
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	100	130
Massachusetts GO	4.200%	12/1/21	225	247
Massachusetts GO	5.456%	12/1/39	845	1,060
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	125	161
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	65
Massachusetts Water Pollution Abatement Trust
Revenue	5.192%	8/1/40	435	505
Metropolitan Government of Nashville & Davidson
County TN Convention Center Authority Tourism Tax
Revenue	6.731%	7/1/43	100	134
Metropolitan Government of Nashville & Davidson
County TN GO	5.707%	7/1/34	125	148
Metropolitan Washington DC/VA Airports Authority
Dulles Toll Road Revenue	7.462%	10/1/46	75	103
Metropolitan Water District of Southern California
Revenue	6.947%	7/1/40	75	90
Mississippi GO	5.245%	11/1/34	50	60
Missouri Highways & Transportation Commission Road
Revenue	5.445%	5/1/33	100	122
13 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,827
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.754%	12/15/28	460	525

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.104%	12/15/28	1,150	1,284
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.561%	12/15/40	450	586
14 New Jersey Turnpike Authority Revenue	4.252%	1/1/16	35	35
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	565
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,705	2,491
New York City NY GO	6.246%	6/1/35	100	117
New York City NY GO	5.968%	3/1/36	160	205
New York City NY GO	5.985%	12/1/36	75	95
New York City NY GO	5.517%	10/1/37	50	61
New York City NY GO	6.271%	12/1/37	900	1,196
New York City NY GO	5.846%	6/1/40	100	129
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	100	131
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.790%	6/15/41	500	567
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	100	134
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	75	101
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	100	128
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	1,510	2,031
New York City NY Transitional Finance Authority
Building Aid Revenue	6.828%	7/15/40	250	333
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	100	125
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	150	187
New York City NY Transitional Finance Authority Future
Tax Revenue	5.572%	11/1/38	625	780
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	802
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	66
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	100	125
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.648%	11/15/39	585	796
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.500%	3/15/30	530	635
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	95	119
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.389%	3/15/40	100	126
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	300	370
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.838%	3/15/40	75	94
New York University Hospitals Center GO	4.428%	7/1/42	200	203
New York University Hospitals Center Revenue	5.750%	7/1/43	375	459
North Texas Tollway Authority System Revenue	6.718%	1/1/49	200	291
Ohio State University General Receipts Revenue	4.910%	6/1/40	175	214
Ohio State University General Receipts Revenue	4.800%	6/1/11	1,515	1,649
Ohio State University General Receipts Revenue	5.590%	12/1/14	200	216
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	100	112
Orange County CA Local Transportation Authority Sales
Tax Revenue	6.908%	2/15/41	75	107
Oregon Department of Transportation Highway User
Tax Revenue	5.834%	11/15/34	75	97
Oregon GO	5.762%	6/1/23	500	584

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oregon GO	5.892%	6/1/27	375	466
14 Oregon School Boards Association GO	4.759%	6/30/28	500	556
15 Oregon School Boards Association GO	5.528%	6/30/28	125	146
Pennsylvania GO	4.650%	2/15/26	125	138
Pennsylvania GO	5.350%	5/1/30	400	443
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	100	109
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	575	710
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	94
Philadelphia PA Industrial Development Authority City
Service Agreement Revenue	3.964%	4/15/26	250	252
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	161
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	247
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,112
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	410
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	611
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	1,134
President & Fellows of Harvard College Massachusetts
GO	4.875%	10/15/40	275	334
Princeton University New Jersey GO	4.950%	3/1/19	1,875	2,102
Princeton University New Jersey GO	5.700%	3/1/39	300	398
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	150	209
Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	412
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	75	89
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	301
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	130
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	500	665
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	498
San Diego County CA Regional Airport Authority
Revenue	5.594%	7/1/43	300	340
San Diego County CA Water Authority Revenue	6.138%	5/1/49	850	1,155
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	75	98
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	500	741
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	645	783
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	250	294
South Carolina Public Service Authority Revenue	6.454%	1/1/50	375	517
Stanford University California GO	4.250%	5/1/16	400	418
Texas GO	5.517%	4/1/39	660	869
Texas Transportation Commission Revenue	5.028%	4/1/26	100	117
Texas Transportation Commission Revenue	5.178%	4/1/30	275	330
Texas Transportation Commission Revenue	4.631%	4/1/33	300	343
Texas Transportation Commission Revenue	4.681%	4/1/40	100	117
Tufts University Massachusetts GO	5.017%	4/15/12	550	598
University of California Regents General Revenue	4.601%	5/15/31	500	549
University of California Regents Medical Center
Revenue	6.548%	5/15/48	150	206
University of California Regents Medical Center
Revenue	6.583%	5/15/49	125	172
University of California Revenue	1.796%	7/1/19	1,400	1,385
University of California Revenue	6.270%	5/15/31	500	570
University of California Revenue	5.770%	5/15/43	410	526
University of California Revenue	4.765%	5/15/44	150	161
University of California Revenue	5.946%	5/15/45	275	352
University of California Revenue	4.858%	5/15/12	330	350
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	91
University of Southern California GO	5.250%	10/1/11	200	270
University of Texas System Revenue Financing System
Revenue	5.262%	7/1/39	100	125

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	University of Texas System Revenue Financing System
	Revenue	6.276%	8/15/41	75	86
	University of Texas System Revenue Financing System
	Revenue	5.134%	8/15/42	150	184
	University of Texas System Revenue Financing System
	Revenue	4.794%	8/15/46	385	456
	University of Virginia Revenue	6.200%	9/1/39	800	1,141
	Utah GO	4.554%	7/1/24	125	141
	Utah GO	3.539%	7/1/25	50	53
	Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	160	191
	Washington GO	5.481%	8/1/39	50	63
	Washington GO	5.140%	8/1/40	480	586
15	Wisconsin GO	5.700%	5/1/26	325	385
Total Taxable Municipal Bonds (Cost $87,394)					100,164
Temporary Cash Investments (3.4%)[1]
U.S. Government and Agency Obligations (0.0%)
5,16	Fannie Mae Discount Notes	0.130%	4/27/15	2,500	2,499
5,16	Fannie Mae Discount Notes	0.170%	6/17/15	500	500
2,16	Federal Home Loan Bank Discount Notes	0.100%	4/24/15	2,300	2,299
					5,298

				Shares
Money Market Fund (3.4%)
17,18	Vanguard Market Liquidity Fund	0.126%		821,762,437	821,762
Total Temporary Cash Investments (Cost $827,060)					827,060
Total Investments (102.7%) (Cost $17,227,780)					25,335,077
Other Assets and Liabilities—Net (-2.7%)					(656,990)
Net Assets (100%)					24,678,087

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,493,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.1% and 2.9%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $110,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4 U.S. government guaranteed.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2014.
8 Adjustable-rate security.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate value of these securities was $38,962,000, representing 0.2% of net assets.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Republic of Austria.
13 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Securities with a value of $5,298,000 have been segregated as initial margin for open futures contracts.

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2014

17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
18 Includes $11,565,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

© 2015 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA020 022015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets – investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (the "Fund") at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, by agreement to the underlying ownership records of the transfer agent and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

February 18, 2015

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2015
VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 18, 2015

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.